As filed with the Securities and Exchange Commission on April 3, 2020
Registration Numbers 333-152189/811-21262

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
Registration Statement Under The Securities Act Of 1933
Post-Effective Amendment No. 14
And
Registration Statement Under The Investment Company Act Of 1940
Amendment No. 228
Brighthouse Separate Account Eleven for Variable Annuities
(Registrant)

Brighthouse Life Insurance Company
(Depositor)
11225 North Community House Road, Charlotte, NC 28277
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including area code: (980) 365-7100

Brighthouse Life Insurance Company
c/o The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
New Castle County
Wilmington, DE 19801
(302) 658-7581
(Name and Address of Agent for Service)
Copies to:
Dodie C. Kent
Eversheds Sutherland (US) LLP
The Grace Building, 40th Floor
1114 Avenue of the Americas
New York, NY 10036-7703
Approximate Date of Proposed Public Offering:
On May 1, 2020 or as soon thereafter as practicable
It is proposed that this filing will become effective (check appropriate box):
□ immediately upon filing pursuant to paragraph (b) of Rule 485.
☒ on May 1, 2020 pursuant to paragraph (b) of Rule 485.
□ days after filing pursuant to paragraph (a)(1) of Rule 485.
□ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

Universal Annuity
This prospectus describes Universal Annuity, a flexible premium variable annuity contract (the “Contract”) issued by Brighthouse Life Insurance Company (the “Company", “Our”, “Us” or “We”). The Contract is used in connection with 401(a) Plans, 401(k) Plans, 403(a) Plans, 403(b) Plans, 408(b) Plans, Non-Qualified Plans, Traditional IRAs, Roth IRAs, Keoghs, Simplified Employee Pensions ("SEPs") and 457(b) Plans. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.
The Contract’s value will vary daily to reflect the investment experience of the Funding Options (referred to as “Subaccounts” in Your Contract available through Brighthouse Separate Account Eleven for Variable Annuities) You select and, subject to availability, the interest credited to the Fixed (Flexible Annuity) Account. The Funding Options available for all Contracts are:
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A
Brighthouse Asset Allocation 100 Portfolio — Class B
Brighthouse Small Cap Value Portfolio — Class B
Brighthouse/Wellington Large Cap Research Portfolio — Class E
Clarion Global Real Estate Portfolio — Class A
Harris Oakmark International Portfolio — Class A
Invesco Comstock Portfolio — Class B
Invesco Global Equity Portfolio — Class A
Invesco Small Cap Growth Portfolio — Class A
JPMorgan Small Cap Value Portfolio — Class A
Loomis Sayles Global Allocation Portfolio — Class A
Loomis Sayles Growth Portfolio — Class A
MFS® Research International Portfolio — Class B
PIMCO Inflation Protected Bond Portfolio — Class A
PIMCO Total Return Portfolio — Class B
SSGA Growth and Income ETF Portfolio — Class B
SSGA Growth ETF Portfolio — Class B
T. Rowe Price Large Cap Value Portfolio — Class B
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A
BlackRock Capital Appreciation Portfolio — Class A
BlackRock Ultra-Short Term Bond Portfolio — Class A
Brighthouse Asset Allocation 20 Portfolio — Class B
Brighthouse Asset Allocation 40 Portfolio — Class B
Brighthouse Asset Allocation 60 Portfolio — Class B
Brighthouse Asset Allocation 80 Portfolio — Class B
Brighthouse/Wellington Balanced Portfolio — Class A
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Frontier Mid Cap Growth Portfolio — Class D
Jennison Growth Portfolio — Class A
MetLife Aggregate Bond Index Portfolio — Class A
MetLife MSCI EAFE® Index Portfolio — Class A
MetLife Russell 2000® Index Portfolio — Class A
MetLife Stock Index Portfolio — Class A
MFS® Total Return Portfolio — Class F
MFS® Value Portfolio — Class A
Neuberger Berman Genesis Portfolio — Class A
T. Rowe Price Small Cap Growth Portfolio — Class B
Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Western Asset Management U.S. Government Portfolio — Class A
Fidelity® Variable Insurance Products
Contrafund® Portfolio — Service Class 2
Equity-Income Portfolio — Initial Class
Mid Cap Portfolio — Service Class 2
Franklin Templeton Variable Insurance Products Trust — Class 2
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio
ClearBridge Variable Appreciation Portfolio
ClearBridge Variable Large Cap Growth Portfolio
ClearBridge Variable Large Cap Value Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund

Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.
In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, paper copies of the shareholder reports for the Underlying Funds available under your variable annuity contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive all future reports in paper free of charge. You can inform Us that you wish to continue receiving paper copies of your shareholder reports by calling (800) 638-7732, or by sending an email correspondence to rcg@brighthousefinancial.com. Your election to receive reports in paper will apply to all Underlying Funds available under your contract.
This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information (“SAI”) dated May 1, 2020.
We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266 or call 1-800-233-3591. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC’s website (http://www.sec.gov). See Appendix D for the SAI’s table of contents.
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
The Contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Prospectus Dated: May 1, 2020

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Glossary
Accumulation Period — the period before the commencement of Annuity Payments.
Accumulation Unit — an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.
Annuitant — a person on whose life the Maturity Date depends and Annuity Payments are made.
Annuity — payment of income for a stated period or amount.
Annuity Payments — a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.
Annuity Period — the period following commencement of Annuity Payments.
Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.
Beneficiary(ies) — the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant’s, Annuitant’s or Contract Owner’s death, as applicable.
Cash Surrender Value — the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.
Certificate — (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.
Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.
Company (We, Us, Our) — Brighthouse Life Insurance Company.
Contract — for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.
Contract Date — the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.
Contract Owner — the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.
Contract Value/Account Value/Cash Value — the value of the Accumulation Units in Your Account (or a Participant’s Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).
Contract Year — twelve-month periods beginning with the Contract Date, or any anniversary thereof.
Death Report Date — the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.
Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.
ERISA — The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.
Fixed Account — an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.
Fixed Annuity — an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.
Funding Options — the variable investment options to which Purchase Payments under the Contract may be allocated.
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Good Order — A request or transaction generally is considered in “Good Order” if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner’s consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.
Home Office — the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.
Individual Account — an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.
Maturity Date — the date on which the Annuity Payments are to begin.
Participant — an individual participating under a group Contract or an eligible person who is a member in the Plan.
Payment Option — an Annuity or income option elected under Your Contract.
Plan — for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401, 403, or 457 of the Code.
Plan Administrator — the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.
Premium Tax — the amount of tax, if any, charged by the state or municipality on Purchase Payments.
Purchase Payments — the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).
Qualified Contract — a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, 408, or 457 of the Code.
Separate Account — a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.
Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.
Third Party Administrator (“TPA”) — an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.
Underlying Fund — a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.
Valuation Date — a day on which the New York Stock Exchange (“NYSE”) is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as “Business Days.”
Valuation Period — the period between the end of one Valuation Date and the end of the next Valuation Date.
Variable Annuity — an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.
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Written Request — written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.
You, Your — “You,” depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.
Your Account — Accumulation Units credited to You under this Contract.
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Summary:
Universal Annuity
This summary details some of the more important points that You should know and consider before purchasing the Contract. Please read the entire prospectus carefully.
Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account, sometimes called the Flexible Annuity Account, that is part of the general account (the “Fixed Account”). Because of exemptive and exclusionary provisions, interest in the Fixed Account has not been registered under the Securities Act of 1933, and neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940 (“1940 Act”). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.
The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, under a Qualified Contract, Your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when You are in a lower tax bracket. During the accumulation phase, under a non-qualified Contract, earnings on Your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.
During the payout phase, You may choose one of a number of Annuity or income options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect Variable income or Annuity Payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options or income options and begin to receive payments, it cannot be changed.
Who can purchase this Contract? The Contract is used in connection with (1) individual non-qualified purchases; (2) rollovers from individual retirement annuities; (3) rollovers from other qualified retirement Plans; and (4) Beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401, 403, 408, or 457 of the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.
You may purchase a Qualified Contract with an initial payment of at least $20, except in the case of an individual retirement plan (“IRA”), for which the minimum initial payment is $1,000. Under a Qualified Contract, You may make additional payments of at least $20. For non-qualified Contracts, the minimum initial Purchase Payment is $1,000, and $100 thereafter. No additional payments are allowed if the Contract is purchased with a Beneficiary-directed transfer of death proceeds.
The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a qualified Plan, the maximum age is 70 1⁄2.
Can I exchange my current Annuity contract for this Contract? The Code generally permits You to exchange one Annuity contract for another in a “tax-free exchange.” Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.
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Who is the Contract issued to? If You purchase an individual Contract, You are the Contract Owner. If a group “allocated” Contract is purchased, We issue Certificates to the individual Participants. Where We refer to “You,” We are referring to the individual Contract Owner or the group Participant, as applicable. For convenience, We refer to both Contracts and Certificates as “Contracts.”
We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You (for example dollar cost averaging). Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your Plan Administrator.
The Contract may not currently be available for sale in all states. Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.
Is there a right to return period? If You cancel the Contract within ten days after You receive it, You will receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.
If You purchased Your Contract as an IRA, and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.
Can you give a general description of the Funding Options and how they operate? The Funding Options represent Subaccounts of the Separate Account. At Your direction, the Separate Account, through its Subaccounts, uses Your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.
You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. Please refer to Appendix F for possible restrictions between the Fixed Account and the Funding Options.
What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense (“M&E”) risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 1.25%. We also deduct a semi-annual Contract administrative charge of $15.
Each Underlying Fund also charges for management costs and other expenses.
If You withdraw amounts from the Contract, We may deduct a withdrawal charge. The charge equals 5% of each Purchase Payment withdrawn if withdrawn within 5 years of the payment date.
Upon annuitization, if You have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amounts withdrawn will be assessed. Please refer to the “Payment Options” section for a description of this benefit.
How will my Purchase Payments and withdrawals be taxed? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Under a non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1⁄2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.
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For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts.
How may I access my money? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.
What is the death benefit under the Contract? The death benefit applies before the Annuity Period upon the first death of the Contract Owner, joint Contract Owner, or Annuitant. The amount of the death benefit payable upon such death is described under “Death Benefit” in this prospectus. Assuming You are the Annuitant, the death benefit is as follows: If You die before the Contract is in the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see “Death Proceeds After the Maturity Date” for more information). We calculate the death benefit value at the close of the Business Day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the “Death Benefit” section of this prospectus for more details.
Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.
Are there any additional features? This Contract has other features You may be interested in. These include:
•	Dollar Cost Averaging. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
•	Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in Your Contract to match the rebalancing allocation selected.
•	Systematic Withdrawal Option. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
•	Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries). If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary. The availability and details of such an election are subject to the federal income tax requirements that apply to your type of Contract.
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Fee Table

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5% and are applicable only in certain jurisdictions—see Appendix G).
Contract Owner Transaction Expenses
Contingent Deferred Sales Charge
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made	5.00%
If withdrawn 5 or more years after the Purchase Payment is made	0.00%
Variable Liquidity Benefit Charge(1)	5.00%
(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments)

(1)	The Variable Liquidity Benefit Withdrawal Charge declines to zero after five years. The charge is as follows:

Years Since Initial Purchase Payment
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	5%
2 years	3 years	5%
3 years	4 years	5%
4 years	5 years	5%
5 + years		0%
The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
Contract Administrative Charge
Semiannual Contract Administrative Charge	$15
Annual Separate Account Charges
Mortality and Expense Risk Charge	1.25%
(as a percentage of average net assets of the Separate Account)(2)
(2)	We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio — Class A of the Brighthouse Funds Trust II; 0.10% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio — Class A of the Brighthouse Funds Trust II; 0.12% for the Subaccount investing in the BlackRock Bond Income Portfolio − Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio − Class A of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.85% for the Subaccount investing in the Loomis Sayles Global Allocation Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio — Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS® Research International Portfolio — Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.265% for the Subaccount investing in the MetLife Stock Index Portfolio — Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio — Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.62% for the Subaccount investing in the Invesco Global Equity Portfolio — Class A of the Brighthouse Funds Trust I.
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Underlying Fund Expenses as of December 31, 2019 (unless otherwise indicated):
The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund’s management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591. Please read the prospectuses carefully before making your allocations to the Subaccounts.
Minimum and Maximum Total Annual Underlying Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.28%	1.42%
Underlying Fund Fees and Expenses as of December 31, 2019
(as a percentage of average daily net assets)
The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.
Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	0.60%	—	0.08%	—	0.68%	0.01%	0.67%
Brighthouse Asset Allocation 100 Portfolio — Class B	0.07%	0.25%	0.02%	0.66%	1.00%	—	1.00%
Brighthouse Small Cap Value Portfolio — Class B	0.75%	0.25%	0.04%	0.11%	1.15%	0.01%	1.14%
Brighthouse/Wellington Large Cap Research Portfolio — Class E	0.56%	0.15%	0.03%	—	0.74%	0.04%	0.70%
Clarion Global Real Estate Portfolio — Class A	0.62%	—	0.05%	—	0.67%	0.04%	0.63%
Harris Oakmark International Portfolio — Class A	0.77%	—	0.05%	—	0.82%	0.03%	0.79%
Invesco Comstock Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.02%	0.82%
Invesco Global Equity Portfolio — Class A	0.66%	—	0.04%	—	0.70%	0.11%	0.59%
Invesco Small Cap Growth Portfolio — Class A	0.85%	—	0.04%	—	0.89%	0.08%	0.81%
JPMorgan Small Cap Value Portfolio — Class A	0.78%	—	0.07%	—	0.85%	0.10%	0.75%
Loomis Sayles Global Allocation Portfolio — Class A	0.70%	—	0.08%	—	0.78%	0.01%	0.77%
Loomis Sayles Growth Portfolio — Class A	0.57%	—	0.02%	—	0.59%	0.02%	0.57%
MFS® Research International Portfolio — Class B	0.70%	0.25%	0.04%	—	0.99%	0.10%	0.89%
PIMCO Inflation Protected Bond Portfolio — Class A	0.48%	—	0.94%	—	1.42%	—	1.42%
PIMCO Total Return Portfolio — Class B	0.48%	0.25%	0.38%	—	1.11%	0.03%	1.08%
SSGA Growth and Income ETF Portfolio — Class B	0.31%	0.25%	0.01%	0.20%	0.77%	—	0.77%
SSGA Growth ETF Portfolio — Class B	0.32%	0.25%	0.03%	0.21%	0.81%	—	0.81%
T. Rowe Price Large Cap Value Portfolio — Class B	0.57%	0.25%	0.02%	—	0.84%	0.05%	0.79%
T. Rowe Price Large Cap Value Portfolio — Class E††	0.57%	0.15%	0.02%	—	0.74%	0.05%	0.69%
10

Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	0.34%	—	0.05%	—	0.39%	—	0.39%
BlackRock Capital Appreciation Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.09%	0.63%
BlackRock Ultra-Short Term Bond Portfolio — Class A	0.35%	—	0.04%	—	0.39%	0.02%	0.37%
Brighthouse Asset Allocation 20 Portfolio — Class B	0.10%	0.25%	0.03%	0.63%	1.01%	0.03%	0.98%
Brighthouse Asset Allocation 40 Portfolio — Class B	0.06%	0.25%	—	0.63%	0.94%	—	0.94%
Brighthouse Asset Allocation 60 Portfolio — Class B	0.05%	0.25%	—	0.64%	0.94%	—	0.94%
Brighthouse Asset Allocation 80 Portfolio — Class B	0.05%	0.25%	0.01%	0.65%	0.96%	—	0.96%
Brighthouse/Wellington Balanced Portfolio — Class A	0.46%	—	0.07%	—	0.53%	—	0.53%
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	0.70%	—	0.02%	—	0.72%	0.12%	0.60%
Frontier Mid Cap Growth Portfolio — Class D	0.71%	0.10%	0.04%	—	0.85%	0.02%	0.83%
Jennison Growth Portfolio — Class A	0.60%	—	0.02%	—	0.62%	0.08%	0.54%
MetLife Aggregate Bond Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MetLife Mid Cap Stock Index Portfolio — Class A†	0.25%	—	0.05%	0.01%	0.31%	—	0.31%
MetLife MSCI EAFE® Index Portfolio — Class A	0.30%	—	0.07%	0.01%	0.38%	—	0.38%
MetLife Russell 2000® Index Portfolio — Class A	0.25%	—	0.06%	—	0.31%	—	0.31%
MetLife Stock Index Portfolio — Class A	0.25%	—	0.03%	—	0.28%	0.01%	0.27%
MFS® Total Return Portfolio — Class F	0.57%	0.20%	0.06%	—	0.83%	—	0.83%
MFS® Value Portfolio — Class A	0.61%	—	0.02%	—	0.63%	0.06%	0.57%
Neuberger Berman Genesis Portfolio — Class A	0.82%	—	0.04%	—	0.86%	0.01%	0.85%
T. Rowe Price Large Cap Growth Portfolio — Class B†	0.60%	0.25%	0.03%	—	0.88%	0.05%	0.83%
T. Rowe Price Small Cap Growth Portfolio — Class B	0.47%	0.25%	0.03%	—	0.75%	—	0.75%
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	0.57%	—	0.03%	—	0.60%	0.06%	0.54%
Western Asset Management U.S. Government Portfolio — Class A	0.48%	—	0.02%	—	0.50%	0.03%	0.47%
Fidelity ® Variable Insurance Products
Contrafund® Portfolio — Service Class 2	0.54%	0.25%	0.07%	—	0.86%	—	0.86%
Equity-Income Portfolio — Initial Class	0.44%	—	0.09%	—	0.53%	—	0.53%
High Income Portfolio — Initial Class†	0.55%	—	0.12%	—	0.67%	—	0.67%
Mid Cap Portfolio — Service Class 2	0.54%	0.25%	0.08%	—	0.87%	—	0.87%
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	0.80%	0.25%	0.04%	0.01%	1.10%	0.01%	1.09%
Templeton Developing Markets VIP Fund	1.05%	0.25%	0.10%	0.01%	1.41%	—	1.41%
Templeton Foreign VIP Fund	0.80%	0.25%	0.05%	0.02%	1.12%	0.02%	1.10%
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio	0.64%	0.25%	0.10%	—	0.99%	—	0.99%
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	0.75%	—	0.04%	—	0.79%	—	0.79%
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Underlying Fund	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Operating Expenses	Fee Waiver and/or Expense Reimbursement	Net Total Annual Operating Expenses
ClearBridge Variable Appreciation Portfolio	0.70%	—	0.03%	—	0.73%	—	0.73%
ClearBridge Variable Large Cap Growth Portfolio	0.70%	—	0.06%	0.01%	0.77%	—	0.77%
ClearBridge Variable Large Cap Value Portfolio	0.65%	—	0.06%	0.01%	0.72%	—	0.72%
ClearBridge Variable Small Cap Growth Portfolio	0.75%	—	0.06%	—	0.81%	—	0.81%
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	0.65%	—	0.69%	—	1.34%	0.45%	0.89%
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2021. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds’ prospectuses for additional information regarding these arrangements.
Certain Underlying Funds that have “Acquired Fund Fees and Expenses” are “funds of funds.” A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.
Example
The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable Annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.
The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Contract Administrative Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.
The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses. Your actual expenses will be less than those shown if You do not elect all of the available optional benefits.
Example 1
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$797	$1,298	$1,876	$2,991	$297	$848	$1,426	$2,991
Underlying Fund with Minimum Total Annual Operating Expenses	$683	$ 954	$1,298	$1,818	$183	$504	$ 848	$1,818
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Condensed Financial Information

See Appendix A.
The Annuity Contract and Your Retirement Plan

The Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan’s terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.
The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.
403(b) Plan Terminations
Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.
If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable withdrawal charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.
If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan Administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.
Other Plan Terminations
Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.
This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable withdrawal charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See “Federal Tax Considerations.”) Withdrawal charges will be waived if the net distribution is made under the exceptions listed in the "Withdrawal Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a withdrawal charge. In that case, You will receive the net cash distribution, less any applicable withdrawal charge and withholding.
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The Annuity Contract

Universal Annuity is a Contract between the Contract Owner and the Company. This is the prospectus — it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.
The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.
We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.
You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date . The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts You allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts You allocate to the Fixed Account (“Fixed Account Contract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.
Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.
The Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. If this Contract is purchased through a Qualified Plan, the maximum age is 70 1⁄2.
Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan (“IRA”) does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.
Non-Natural Persons as Owners or Beneficiaries
If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.
14

Contract Owner Inquiries
Any questions You have about Your Contract should be directed to Our Home Office at 1-800-233-3591.
We are not a fiduciary and do not give advice or make recommendations regarding insurance or investment products. Ask Your financial representative for guidance regarding any requests or elections and for information about Your particular investment needs. Please bear in mind that Your financial representative, or any financial firm or financial professional You consult to provide advice, is not acting on Our behalf. We do not recommend and are not responsible for any securities transactions or investment strategies involving securities (including account recommendations).
Purchase Payments
Your initial Purchase Payment is due and payable before the Contract becomes effective. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin. Minimum average Purchase Payment amounts are:
• indi	vidual retirement Annuities: $1,000

• other tax-qualified retirement Plans: $20 per Participant (subject to Plan requirements)

• non-qualified Contracts: $1,000; minimum of $100 for subsequent payment.
We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.
We accept Purchase Payments made by check or cashier’s check. We do not accept cash, money orders or traveler’s checks. We may refuse to accept Purchase Payments over $1,000,000. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See “Access To Your Money.”)
We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.
We will provide You with the address of the office to which Purchase Payments are to be sent.
If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.
Purchase Payments — Section 403(b) Plans
The Internal Revenue Service (“IRS”) announced new regulations affecting Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees’ Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called “90-24 transfers”). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.
If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.
15

Accumulation Units
The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.
Accumulation Unit Value. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:
(a) = investment income plus capital gains and losses (whether realized or unrealized);
(b) = any deduction for applicable taxes (presently zero); and
(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.
The net investment factor may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.
The Funding Options
You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.
We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund’s adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see “Payments We Receive.” From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and
16

may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a “private label” product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company’s selection criteria.
We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in the Contract Value of Your Contract resulting from the performance of the Underlying Funds You have chosen.
If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.
Payments We Receive. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company’s role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds’ prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.
Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.
The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a “limited liability company.” The Company’s ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See “Fee Table — Underlying Fund Fees and Expenses” for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)
Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund’s 12b-1 Plan, if any, is described in more detail in the Underlying Fund’s prospectus. (See “Fee Table — Underlying Fund Fees and Expenses” and “Other Information — Distribution of the Contracts.”) Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund’s 12b-1 Plan decrease the Underlying Fund’s investment return.
Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund’s investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.
17

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.
Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Brighthouse Funds Trust I
BlackRock High Yield Portfolio — Class A	Seeks to maximize total return, consistent with income generation and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.
Brighthouse Asset Allocation 100 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Small Cap Value Portfolio — Class B	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadvisers: Delaware Investments Fund Advisers; Wells Capital Management Incorporated
Brighthouse/Wellington Large Cap Research Portfolio — Class E	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Clarion Global Real Estate Portfolio — Class A	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: CBRE Clarion Securities LLC
Harris Oakmark International Portfolio — Class A	Seeks long-term capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio — Class B	Seeks capital growth and income.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Global Equity Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value Portfolio — Class A	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.
Loomis Sayles Global Allocation Portfolio — Class A	Seeks high total investment return through a combination of capital appreciation and income.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
Loomis Sayles Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.
MFS ® Research International Portfolio — Class B	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
PIMCO Inflation Protected Bond Portfolio — Class A	Seeks maximum real return, consistent with preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
PIMCO Total Return Portfolio — Class B	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC
SSGA Growth and Income ETF Portfolio — Class B	Seeks growth of capital and income.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
SSGA Growth ETF Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.
T. Rowe Price Large Cap Value Portfolio — Class B	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Large Cap Value Portfolio — Class E††	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Brighthouse Funds Trust II
BlackRock Bond Income Portfolio — Class A	Seeks a competitive total return primarily from investing in fixed-income securities.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Capital Appreciation Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond Portfolio — Class A	Seeks a high level of current income consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20 Portfolio — Class B	Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 40 Portfolio — Class B	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 60 Portfolio — Class B	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse Asset Allocation 80 Portfolio — Class B	Seeks growth of capital.	Brighthouse Investment Advisers, LLC
Brighthouse/Wellington Balanced Portfolio — Class A	Seeks long-term capital appreciation with some current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP
Frontier Mid Cap Growth Portfolio — Class D	Seeks maximum capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC
Jennison Growth Portfolio — Class A	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index Portfolio — Class A	Seeks to track the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Mid Cap Stock Index Portfolio — Class A†	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
MetLife MSCI EAFE® Index Portfolio — Class A	Seeks to track the performance of the MSCI EAFE® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Russell 2000® Index Portfolio — Class A	Seeks to track the performance of the Russell 2000® Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MetLife Stock Index Portfolio — Class A	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Advisors, LLC
MFS ® Total Return Portfolio — Class F	Seeks a favorable total return through investment in a diversified portfolio.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
MFS ® Value Portfolio — Class A	Seeks capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company
Neuberger Berman Genesis Portfolio — Class A	Seeks high total return, consisting principally of capital appreciation.	Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC
T. Rowe Price Large Cap Growth Portfolio — Class B†	Seeks long-term growth of capital.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth Portfolio — Class B	Seeks long-term capital growth.	Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Western Asset Management U.S. Government Portfolio — Class A	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company
Fidelity ® Variable Insurance Products
Contrafund ® Portfolio — Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company LLC
Equity-Income Portfolio — Initial Class	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity Management & Research Company LLC
High Income Portfolio — Initial Class†	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company LLC
Mid Cap Portfolio — Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company LLC
Franklin Templeton Variable Insurance Products Trust — Class 2
Franklin Small-Mid Cap Growth VIP Fund†	Seeks long-term capital growth.	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
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Underlying Fund	Investment Objective	Investment Adviser/Subadviser
Templeton Foreign VIP Fund	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Janus Aspen Series — Service Shares
Janus Henderson Overseas Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Legg Mason Partners Variable Equity Trust — Class I
ClearBridge Variable Aggressive Growth Portfolio	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Appreciation Portfolio	Seeks long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Large Cap Value Portfolio	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth Portfolio	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Fund	Seeks capital appreciation and retention of net investment income.	1919 Investment Counsel, LLC
†	Not available under all Contracts. Availability depends on Contract issue date.
††	Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.
Funding Options may have been subject to change. Please see “Appendix B — Additional Information Regarding the Underlying Funds.”
Underlying Funds Which Are Fund of Funds
The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are “fund of funds”:
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
“Fund of funds” Underlying Funds invest substantially all of their assets in other underlying funds or with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income Portfolio, other exchanged-traded funds (“Underlying ETFs”). Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds or Underlying ETFs in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds and
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Underlying ETFs instead of investing in the fund of funds Underlying Funds, if such underlying funds or Underlying ETFs are available under the Contract. However, no underlying ETFs and only some of the underlying funds are available under the Contract.
Fixed Account

We may offer Our Fixed Account as a funding option. Please refer to Your Contract and Appendix F for more information.
Charges and Deductions

General
We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:
•	the ability for You to make withdrawals and surrenders under the Contracts;
•	the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;
•	the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);
•	administration of the Annuity options available under the Contracts; and
•	the distribution of various reports to Contract Owners.
Costs and expenses We incur include:
•	losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;
•	sales and marketing expenses including commission payments to Your sales agent; and
•	other costs of doing business.
Risks We assume include:
•	that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;
•	that the amount of the death benefit will be greater than the Contract Value; and
•	that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.
We may also deduct a charge for taxes.
Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.
We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.
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Contingent Deferred Sales Charge / Withdrawal Charge
We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge (deferred sales charge) of 5% will apply if a Purchase Payment is withdrawn within five years of its payment date. This deferred sales charge is deducted only from Purchase Payments withdrawn, not on growth. For this calculation, the five years is measured from the first day of the month the payment is made.
In the case of a partial withdrawal, payments made first will be considered to be withdrawn first (“first in, first out”). In no event may the withdrawal charge exceed 5% of premiums paid in the five years immediately preceding the withdrawal date, nor may the charge exceed 5% of the amount withdrawn.
For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:
(a)	any Purchase Payments to which no withdrawal charge applies, then
(b)	any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then
(c)	any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally
(d)	from any Contract earnings
Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.
Divorce. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.
We will not deduct a withdrawal charge if Purchase Payments are distributed:
•	from death proceeds
•	after the first Contract Year, upon election of an Annuity payout (based upon life expectancy) or due to minimum distribution requirements
The withdrawal charge will be waived if:
•	an Annuity payout is begun after the first Contract Year
•	the Participant under a group Contract or Annuitant under an individual Contract dies
•	the Participant under a group Contract or Annuitant under an individual Contract becomes disabled (as defined by the IRS) subsequent to purchase of the Contract
•	the Participant under a group Contract, or Annuitant under an individual Contract, under a tax-deferred Annuity Plan (403(b) Plan) retires after age 55, provided the Contract has been in effect five years or more and provided the payment is made to the Contract Owner or Participant, as provided in the Plan
•	the Participant under a group Contract, or Annuitant under an individual Contract, under an IRA reaches age 72 (age 70 1⁄2, if you were born on or before June 30, 1949), provided the Contract has been in effect five years or more
•	the Participant under a group Contract, or Annuitant under an individual Contract, under a qualified pension or profit-sharing Plan (including a 401(k) Plan) retires at or after age 59 1⁄2, provided the Contract, as applicable has been in effect five years or more; or if refunds are made to satisfy the anti-discrimination test. (For those Participants under Contracts issued before May 1, 1992, the withdrawal charge will also be waived if the Participant or Annuitant retires at normal retirement age (as defined by the Plan), provided the Contract, as applicable has been in effect one year or more)
•	the Participant under a Section 457 deferred compensation Plan retires and the Contract has been in effect five years or more, or if a financial hardship or disability withdrawal has been allowed by the Plan Administrator under applicable IRS rules
•	for group Contracts, the Participant under a Section 457 deferred compensation Plan established by the Deferred Compensation Board of the state of New York or a “public employer” in that state (as defined in Section 5 of the New York State Finance Laws) terminates employment. The withdrawal charge will also be waived for such a Plan at the termination date specified in the Contract
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•	for group Contracts, the Participant under a pension or profit-sharing Plan, including a 401(k) Plan, Section 457 deferred compensation Plan, or a tax deferred Annuity Plan (403(b) Plan) that is subject to the ERISA retires at normal retirement age (as defined by the Plan) or terminates employment, provided that the Contract Owner purchases this Contract in conjunction with a group unallocated flexible Annuity Contract issued by the Company;
•	for group Contracts, if permitted in Your state, the Participant under a tax deferred Annuity Plan (403(b) Plan), 401(k) Plan, 401(a) Plan, Section 457 deferred compensation Plan, or 403(a) arrangement, makes a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates and We agree; or
•	the Participant under a group Qualified Contract or Annuitant under an individual Qualified Contract, takes a withdrawal to avoid required Federal income tax penalties. This waiver applies to amounts required to be distributed under the Code from this Contract.
Free Withdrawal Allowance
Beginning in the second Contract Year and prior to the Maturity Date, You may withdraw up to 10% of the Contract Value annually without the imposition of any applicable withdrawal charges. We refer to this as Your free withdrawal allowance. We calculate the free withdrawal allowance as of the end of the previous Contract Year. The 10% free withdrawal allowance may not exceed the amount of total Purchase Payments no longer subject to a withdrawal charge. The free withdrawal allowance is not cumulative (for example only using 5% of the free withdrawal allowance in a Contract Year does not allow a 15% free withdrawal allowance in the next Contract Year). The free withdrawal provision applies to all withdrawals. You may withdraw the free withdrawal allowance during the first Contract Year if taken under a systematic withdrawal program.
Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1⁄2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.
Contract Administrative Charge
We deduct a semiannual Contract administrative charge of $15 in June and December of each Contract Year for each Individual Account maintained. This charge is applied pro-rata to the Subaccounts. We will also prorate this charge (i.e., calculate) from the date of purchase or participation in the Plan. The charge compensates Us for expenses incurred in establishing and maintaining the Contract. We will also prorate this charge if You surrender Your Contract, or if We terminate Your Contract. This charge will not be deducted from amounts held in the Fixed Account.
Mortality and Expense Risk Charge
Each Business Day, We deduct a mortality and expense risk (“M&E”) charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.
Underlying Fund Fees and Expenses
We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.
Variable Liquidity Benefit Charge
If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years following the initial Purchase Payment. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.)
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Premium Tax
Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. The chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.
Income Taxes
We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.
Changes in Taxes Based upon Premium or Value
If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.
TPA Administrative Charges
We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.
The Company pays selected TPAs, some of which may be owned by or in which Your financial representative (where applicable) has a financial interest, a flat per Participant fee for various services in lieu of Our providing those services to Plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from Your Contract.
Transfers

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.
Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. Transfers from the Fixed Account are subject to restrictions described in Appendix F.
Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.
Restrictions on Transfers
Restrictions on Frequent Transfers. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund’s shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund’s share price (“arbitrage trading”). Frequent transfers involving
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arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).
We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:
BlackRock High Yield Portfolio
Brighthouse Small Cap Value Portfolio
Clarion Global Real Estate Portfolio
ClearBridge Variable Small Cap Growth Portfolio
Franklin Small-Mid Cap Growth VIP Fund
Harris Oakmark International Portfolio
High Income Portfolio
Invesco Global Equity Portfolio
Invesco Small Cap Growth Portfolio
Janus Henderson Overseas Portfolio
JPMorgan Small Cap Value Portfolio
Loomis Sayles Global Allocation Portfolio
MetLife MSCI EAFE® Index Portfolio
MetLife Russell 2000® Index Portfolio
MFS® Research International Portfolio
Neuberger Berman Genesis Portfolio
T. Rowe Price Small Cap Growth Portfolio
Templeton Developing Markets VIP Fund
Templeton Foreign VIP Fund
Western Asset Management Strategic Bond Opportunities Portfolio
We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more “round-trips” of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion.
Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.
The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.
The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The
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prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.
In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are “omnibus” orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.
In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.
Restrictions on Large Transfers. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for “block transfers” where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.
Dollar Cost Averaging
Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.
You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.
In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on the
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remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.
The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the fixed income Funding Option.
You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.
You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.
All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.
We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.
Access to Your Money

Under a group Contract, before a Participant’s Maturity Date, We will pay all or any portion of that Participant’s Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted, to the Contract Owner or Participant, as provided in the Plan. A group Contract Owner’s account may be surrendered for cash without the consent of any Participant, as provided in the Plan.
The Contract Owner may redeem all or any portion of the Cash Surrender Value any time before the Maturity Date. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation Unit value calculated as of the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office in Good Order. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.
For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five Business Days after the Written Request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.
We may withhold payment of Cash Surrender Value or a Participant’s loan proceeds if any portion of those proceeds would be derived from a Contract Owner’s check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner’s check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.
For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).
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If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1⁄2; (b) no longer employed; (c) deceased; (d) disabled; or (e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.
Systematic Withdrawals
Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.
We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).
Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 1⁄2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Ownership Provisions

Types of Ownership
Contract Owner
The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom You subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for non-qualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary and provided You have not assigned the Contract.
You receive all payments while the Annuitant is alive unless You direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.
If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments. In addition, the purchased Contract will be subject to the federal income tax rules that apply after the death of the owner of the original contract.
Joint Owner. For non-qualified Contracts only, You may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.
Beneficiary
You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.
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Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.
Annuitant
The Annuitant is designated in the Contract (on the Contract specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after Your Contract is in effect.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract’s maturity date (the latest day on which Annuity Payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract’s proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.
Death Benefit

Death Proceeds before the Maturity Date
The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.
Individual contract	Group contract
If Annuitant dies on or after age 75, and before the Maturity Date:	If Participant dies on or after age 75, and before the Maturity Date:
Amount paid: the Contract Value of the Contract	Amount paid: the Participant’s interest under the Contract
If Annuitant dies before age 75, and before the Maturity Date:	If Participant dies before age 75, and before the Maturity Date:
Amount paid: the greater of (1),(2) or (3) below:	Amount paid: the greatest of (1), (2) or (3) below:
(1) the Contract Value	(1) the Participant’s interest
(2) total Purchase Payments	(2) the total Purchase Payments made on behalf of the Participant
(3) the Contract Value on the most recent 5(th) multiple Contract Year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before We receive Due Proof of Death	(3) the Participant’s interest on the most recent 5(th) multiple Certificate year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before We receive Due Proof of Death.
Payment of Proceeds
We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any
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other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules.
If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program, automatic rebalancing program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.
Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The Beneficiary (ies), or if none, to the Contract Owner.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The Beneficiary (ies) (e.g., the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary(ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*	Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract.
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Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries)
If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract, subject to applicable Code distribution requirements and other tax law, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to “stretch” the death benefit distributions out over his life expectancy or some other (shorter) period, to the extent permitted by the Code.
If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.
The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:
•	transfer ownership
•	make additional Purchase Payments
The Beneficiary may also name his/her own Beneficiary (“succeeding Beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary’s age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.
Planned Death Benefit
You may request, subject to the requirements of tax law, that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:
•	through an Annuity for life or a period that does not exceed the Beneficiary’s life expectancy, or
•	under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater
You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract. Any planned death benefit option must comply with the federal tax rules that apply to the Beneficiary upon Your death.
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Death Proceeds after the Maturity DateIf any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
The Annuity Period

Maturity Date
Under the Contract, You can receive regular payments (“Annuity Payments”). You can choose the month and the year in which those payments begin (“Maturity Date”). You can also choose, subject to the requirements of tax law, among payout options or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; (3) You elected another date; or (4) Your Contract was previously terminated pursuant to the terms of the Contract. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person that the Code permits, and thereafter during the lifetime of the survivor. Annuity Payments may also be paid for a fixed period. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.
You may choose to annuitize at any time after the first Contract Date anniversary. Unless You elect otherwise, the Maturity Date will be the Annuitant’s 70th birthday for Qualified Contracts and the Annuitant’s 75th birthday for non-qualified Contracts or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date You elect may not be later than the Annuitant’s 90th birthday).
At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant’s 85th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner and, in the case of Qualified Contracts, generally upon either the later of the Contract Owner’s attainment of age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) or the year You retire from the employer whose Plan is associated with Your Qualified Contract. You should seek independent tax advice regarding the election of minimum required distributions.
These provisions are subject to restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.
Please be aware that once Your Contract is annuitized, You are ineligible to receive the death benefit.
Allocation of Annuity
You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See “Transfers.”)
Variable Annuity
You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.
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Determination of First Annuity Payment. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.
The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.5%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.5%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.5% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.5% then the dollar amount of Your Variable Annuity Payments will increase.
Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.
Fixed Annuity
You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under “Variable Annuity”), except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.
Payment Options

Election of Options
While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.
During the Annuitant’s lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See “Annuity Options.”)
The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $20, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.
On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner/Participant.
Annuity Options
Where required by state law or under a qualified retirement Plan, the Annuitant’s sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of your joint Annuitant, the choice of percentage reduction in payments after Your death, and/or the duration of any guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner’s life in certain circumstances.
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Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.
If Your Contract is a Qualified Contract, You must take distributions during Your life in accordance with the minimum required distribution rules set forth in applicable tax law. (See “Federal Tax Considerations.”) Under certain circumstances, You may satisfy those requirements by electing an Annuity option. Upon Your death, if Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with applicable tax law. In some cases, those tax laws may require that any remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law. If Your Contract is a Non-Qualified Contract, the tax rules that apply upon Your death are similar, but differ in some material respects, from the tax rules for Qualified Contracts. For example, if You die after Annuity Payments have already begun under a Non-Qualified Contract, any remaining payments can continue to be paid, provided that they are paid at least as rapidly as under the method of distribution in effect at the time of Your death.
Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.
Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated. The Beneficiary may instead receive a single sum settlement equal to the discounted value of the future payments with the interest rate equivalent to the assumption originally used when the Annuity began.
Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor’s death.
Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.
Option 5 — Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.
Option 6 — Unit Refund Life Annuity. The Company will make Annuity Payments during the lifetime of the person on whose life payments are based, terminating with the last payment due before the death of that person, provided that, at death, the Beneficiary will receive in one sum the current dollar value of the number of Annuity Units equal to (a) minus (b) (if that difference is positive) where: (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment, and (b) is the product of the number of the Annuity Units represented by each payment and the number of payments made.
Option 7 — Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.
Variable Liquidity Benefit
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This benefit is only offered with the Annuity option “Payments for a Fixed Period (Term Certain).”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.
Miscellaneous Contract Provisions

Right to Return
You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the “right to return period”). The number of days for the right to return period varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.
If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).
We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.
Termination of Allocated Contracts
We reserve the right to terminate the Contract on any Business Day if the Contract Value as of that date is less than $500 and You have not made Purchase Payments for at least three years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to the Contract Owner’s last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax, and less any applicable administrative charge. In certain states, We may be required to pay You the Contract Value.
We will not terminate any Contract if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York.
Termination of Group Contract or Account
Termination by Owner — If a Contract Owner or a Participant terminates an account, in whole or in part, while the Contract remains in effect, and the value of the terminated account is to be either paid in cash to You or to a Participant, or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.
If this Contract is terminated, whether or not the Plan is terminated, and the Contract Owner or the Participant, as provided in the Plan, elect that values are not to be paid out in cash or transferred, the Company reserves the right to agree to apply a Participant’s interest either as instructed by the Contract Owner or the Participant, or under one of the options described under Options in the Event of Termination of a Participant.
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Termination by Participant — If a Participant terminates an Individual Account, in whole or in part, while the Contract remains in effect; and the value of the terminated Individual Account is to be either paid in cash to the Participant or transferred to any other funding vehicle, We will pay or transfer the Cash Surrender Value of the terminated account.
Termination by the Company and Termination Amount — If the Contract Value in a Participant’s Individual Account is less than the termination amount stated in the Contract, and no premium has been applied to the account for at least three years, We reserve the right to terminate that account, and to move the Contract Value of that Participant’s Individual Account to the owner’s account.
If the Plan does not allow for this movement to the owner’s account, the Contract Value, less any applicable Premium Tax not previously deducted, will be paid to that Participant or to the owner, as provided in the Plan.
We reserve the right to terminate this Contract on any Valuation Date if:
•	there is no Contract Value in any Participant’s Individual Account,
•	the Contract Value of the owner’s account, if any, is less than $500, and
•	the premium has not been paid for at least three years
If this Contract is terminated, the Contract Value of the owner’s account, if any, less any applicable Premium Tax not previously deducted will be paid to You.
Termination will not occur until 31 days after We have mailed notice of termination to the group Contract Owner or the Participant, as provided in the Plan, at the last known address; and to any assignee of record.
We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the Participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.
Options in the Event of Termination of a Participant — In the event that, before a Participant’s Maturity Date, that Participant terminates participation in the Plan, the Contract Owner or that Participant, as provided in the Plan, with respect to that Participant’s interest may elect:
•	if that Participant is at least 50 years of age, to have that Participant’s interest applied to provide an Annuity option or an income option.
•	if the Contract is continued, to have that Participant’s interest applied to continue as a paid-up deferred Annuity for that Participant, (i.e., the Contract Value remains in the Contract and the Annuity becomes payable under the same terms and conditions as the Annuity that would have otherwise been payable at the Maturity Date).
•	to have the Contract Owner or that Participant, as provided in the Plan, receive that Participant’s interest in cash.
•	if the Participant becomes a Participant under another group Contract of this same type that is in effect with Us, to transfer that Participant’s interest to that group Contract.
•	to make any other arrangements as may be mutually agreed on.
If this Contract is continued, any Contract Value to which a terminating Participant is not entitled under the Plan will be moved to the owner’s account.
Automatic Benefit — In the event of termination, unless otherwise provided in the Plan, a Participant’s interest will continue as a paid-up deferred Annuity in accordance with option 2 above, if this Contract is continued. Or, if this Contract is terminated, will be paid in cash to the Contract Owner or to that Participant, as provided in the Plan.
Annuity Payments — Termination of this Contract or the Plan will not affect payments being made under any Annuity option, which began before the date of termination.
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Distribution from One Account to Another Account
Under a group Contract, the Contract Owner may, as provided for in the Plan, distribute the Contract Value from the owner’s account to one or more Individual Accounts. No distribution will be allowed between Individual Accounts.
The Contract Owner may, as required by and provided for in the Plan, move the Contract Value from any or all Individual Accounts to the owner’s account without a charge.
Change of Contract
For group Contracts, the Company may, at any time, make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any federal law or regulation to which the Company is subject.
Except as provided in the paragraph immediately above, no change may be made in the Contract before the fifth anniversary of the Contract Date, and in no event will changes be made with respect to payments being made by the Company under any Annuity option which has commenced prior to the date of change. On and after the fifth anniversary of the Contract Date, the Company reserves the right to change the termination amount (see Termination of Contract or Account), the amount of certain charges and deductions, the calculation of the net investment rate and the unit values, and the Annuity tables. Any change in the Annuity tables will be applicable only to premiums received under the Contract after the change. The ability to make such change lessens the value of mortality and expense guarantees. Other changes (including changes to the administrative charge) may be applicable to all owners’ accounts and Individual Accounts under the Contract, to only the owners’ accounts and Individual Accounts established after the change, or to only premiums received under the Contract after the date of change as the Company declares at the time of change. The Company will give notice to the Contract Owner at least 90 days before the date the change is to take effect.
Required Reports
As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.
Assignment
The Participant may not assign his or her rights under a group Contract. The Contract Owner may assign his or her rights under an individual or a group Contract if allowed by the Plan.
Suspension of Payments
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.
Misstatement
We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner’s, Beneficiary’s or Annuitant’s life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.
Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.
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Funding Options
The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.
Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.
Cybersecurity and Certain Business Continuity Risks
Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners’ requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Other disruptive events, including (but not limited to) natural disasters and public health crises (such as COVID-19), may adversely affect our ability to conduct business, in particular if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event. Cybersecurity breaches and other disruptions to our business operations can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.
The Separate Account

The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Fund U for Variable Annuities (“Fund U”). On December 8, 2008 Fund U, along with certain other separate accounts were combined with and into Separate Account Eleven.
We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account
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without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.
All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.
We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.
Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company’s general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company’s general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.
Performance Information
In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.
Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your financial representative (where applicable) to obtain performance information specific to the optional features You may wish to select.
Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create “hypothetical historical performance” of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.
In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund’s yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.
Federal Tax Considerations

Introduction
The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.
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We are not responsible for determining if your employer’s plan or arrangement satisfies the requirements of the Code and/or ERISA.
We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.
To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.
For Federal tax purposes, the term “spouse” refers to the person to whom you are lawfully married, regardless of sex. The term “spouse” generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.
Non-Qualified Annuity Contracts
This discussion assumes the Contract is a “non-qualified” annuity Contract for Federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Contracts owned through such plans are referred to below as “qualified” contracts.
Accumulation
Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of “natural persons.” A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.
In contrast, a Contract owned by other than a “natural person,” such as a corporation, partnership, trust or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the Contract in the year earned.
Surrenders or Withdrawals − Early Distribution
If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or “income” payments (the “Annuity Starting Date”), the amount You receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, Your ability to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.
The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for “early” distribution if such withdrawal is taken prior to You reaching age 59 1⁄2, unless an exception applies. Exceptions include distributions made:
(a)	on account of your death or disability,
(b)	as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or
(c)	under certain immediate income annuities.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
Treatment of Separate Account Charges
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It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.
Aggregation
If You purchase two or more deferred annuity Contracts after October 21, 1988, from the Company (or its predecessors or affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See “Taxation of Payments in Annuity Form” below).
Exchanges/Transfers
The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange − other than annuity payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.
A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.
Death Benefits
For non-qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).
After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.
If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.
If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.
Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner to the extent permitted by tax law.
For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.
Investor Control
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In certain circumstances, owners of non-qualified Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.
Taxation of Payments in Annuity Form
Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater − or less — than the taxable amount determined by us and reported by us to You and the IRS.
Once You have recovered the investment in the Contract, further annuity payments are fully taxable.
If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.
The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.
Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.
If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., “partial annuitization.”) In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.
3.8% Tax on Net Investment Income
Federal tax law imposes a 3.8% Medicare tax on the lesser of:
(1)	the taxpayer’s “net investment income,” (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or
(2)	the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).
“Net investment income” in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.
You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.
Puerto Rico Tax Considerations
The Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”) taxes distributions from non-qualified annuity contracts differently than in the U.S.
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Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.
The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.
Qualified Annuity Contracts
Introduction
The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code (“tax qualified plans” or “qualified plans”). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (“TSA”), 408 or “IRAs” (including SEP and SIMPLE IRAs), 408A or “Roth IRAs” or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.
The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.
We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.
All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.
A Contract may also be available in connection with an employer’s non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.
Accumulation
The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.
Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a “before tax” basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an “after tax” basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.
An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has
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participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.
For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.
Taxation of Annuity Distributions
If contributions are made on a “before tax” basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).
Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.
If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.
With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.
Withdrawals Prior to Age 59 1⁄2
A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for “early” distribution if taken prior to age 59 1⁄2, unless an exception described below applies.
Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:
(a)	on account of Your death or disability,
(b)	as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,
(c)	on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(d)	pursuant to a qualified domestic relations order (“QDRO”). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),
(e)	to pay IRS levies (and made after December 31, 1999),
(f)	to pay deductible medical expenses, or
(g)	in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.
Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.
If You receive systematic payments that You intend to qualify for the “substantially equal periodic payments” exception noted above, any modifications (except due to death or disability) to Your payment before age 59 1⁄2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.
The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.
Rollovers and Transfers
Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).
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Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.
Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.
Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax adviser before making an IRA rollover.
Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:
(a)	minimum distribution requirements,
(b)	financial hardship, or
(c)	for a period of ten or more years or for life.
20% Withholding on Eligible Rollover Distributions
For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an “eligible rollover distribution” for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not “eligible rollover distributions,” the Code imposes different withholding rules to determine the withholding percentage.
Death Benefits
The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).
Required Minimum Distribution (“RMD”) amounts are required to be distributed from a qualified annuity Contract (including a Roth IRA) following Your death.
Congress recently changed the RMD rules for individuals who die after 2019. The after-death RMD rules are complex, and you should consult your tax adviser about how they may apply to Your situation.
Effective January 1, 2020, when an IRA owner or participant in a defined contribution plan dies, any remaining interest generally must be distributed within 10 years (or in some cases five years) after his or her death, unless an exception applies. An exception permits an “eligible designated beneficiary” to take distributions over life or a period not exceeding life expectancy, subject to special rules and limitations. An “eligible designated beneficiary” includes: the IRA owner/participant’s spouse or minor child (until the child reaches age of majority), certain disabled or chronically ill individuals, and an individual who is not more than 10 years younger than the IRA owner/participant. We may limit any payment option over life, or a period not exceeding life expectancy.
Generally, distributions under this exception must start by the end of the year following Your death. However, if Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 72 (age 70 1⁄2, if You were born on or before June 30, 1949) if Your Contract permits.
If You die after Annuity Payments have already begun under a Qualified Contract, any remaining payments under the Contract also must be made in accordance with the RMD rules. In some cases, those rules may require that the remaining payments be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
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Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary generally must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Different tax rules may apply if Your Beneficiary is not a natural person, such as Your estate.
Your spouse may be able to roll over the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.
If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.
Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.
Required Minimum Distributions
Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the “Required Beginning Date” is April 1 following the later of:
(a)	the calendar year in which You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), or
(b)	the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.
For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 72 (age 70 1⁄2, if You were born on or before June 30, 1949), even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 72 (age 70 1⁄2, if You were born on or before June 30, 1949).
A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.
You may not satisfy minimum distributions for one employer’s qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the 403(b) plan contracts.
The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.
If You intend to receive Your minimum distributions in the form of Annuity Payments that are payable over the joint lives of You and a beneficiary or over a guaranteed duration of more than 10 years, be advised that federal tax law may require that, after Your death, any remaining payments be made over a shorter period or be reduced after Your death to satisfy the RMD rules and avoid the 50% excise tax. Other complex rules also apply to RMDs taken in the form of annuity payments. You should consult Your own tax adviser as to how these rules affect Your own Contract.
Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.
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Additional Information Regarding TSA (ERISA and non-ERISA) 403(b)
Special Rules Regarding Exchanges
In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant’s or a beneficiary’s accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.
Withdrawals
If You are under age 59 1⁄2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:
1.	Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;
2.	Is exchanged to another permissible investment under your 403(b) plan;
3.	Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;
4.	Occurs after You die, leave your job or become disabled (as defined by the Code);
5.	Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;
6.	Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;
7.	Relates to rollover or after-tax contributions; or
8.	Is for the purchase of permissive service credit under a governmental defined benefit plan.
In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant’s severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.
Additional Information regarding IRAs
Purchase payments
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple’s compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional “catch-up” contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.
Roth IRA purchase payments for individuals are non-deductible (made on an “after tax” basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional “catch-up” purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. If You exceed purchase payment limits, You may be subject to a tax penalty.
Withdrawals
If and to the extent that Traditional IRA purchase payments are made on an “after tax” basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for
48

income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.
Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1⁄2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.
Conversion
Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.
Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.
Distinction for Puerto Rico Code
An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a “cash or deferred” arrangement plan established pursuant to Section 1081.01 of the
Puerto Rico Internal Revenue Code of 2011 (the “2011 PR Code”). To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.
Contributions
The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.
Distributions
Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee’s gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee’s gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant’s tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will
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generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:
(1)	the plan’s trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2)	10% of all plan’s trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in “property located in Puerto Rico” for a three-year period.
If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The 2011 PR Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.
In the case of distributions from a qualified plan in the form of annuity or installments as a result of termination of employment, amounts received are taxable in an amount equal to 3% of the after-tax contributions not previously distributed, which would be considered the tax cost. The remaining portion is not taxable until you have recovered the total after-tax contributions made to the qualified plan. You may be able to exclude from gross income up to $11,000, if you are less than 60 years of age, or up to $15,000, if you are at least 60 years of age, of the taxable portion of the installment payments received every year.
Upon the occurrence of a “Declared Disaster,” like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.
You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.
Rollover
Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee’s benefit no later than sixty (60) days after the distribution.
ERISA Considerations
In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.
Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term “spouse” spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of
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domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.
Other Information

The Insurance Company
Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.
The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company’s executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.
Financial Statements
The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.
Distribution of the Contracts
Distribution and Principal Underwriting Agreement. The Company has appointed Brighthouse Securities, LLC (“Brighthouse Securities”) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities’ management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.
Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (“FINRA”). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.
Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.
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Compensation. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.
Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.50% to 5.0% (6.0% for the New Jersey ABP) of Purchase Payments (if up-front compensation is paid to financial representatives) and ranges from 0.20% to 0.35% annually of average Contract Value (if asset-based compensation is paid to financial representatives).
Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer’s sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company’s products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information — “Distribution and Principal Underwriting Agreement” for a list of the broker-dealer firms that received compensation during 2019, as well as the range of additional compensation paid.)
Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.
From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company’s Variable Annuity Contracts. The Company may also obtain access to an organization’s members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.
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Conformity with State and Federal Laws
The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.
Voting Rights
The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.
In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.
The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.
Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.
Contract Modification
We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.
Postponement of Payment (the “Emergency Procedure”)
Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.
Restrictions on Financial Transactions
Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.
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Legal Proceedings
In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.
It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company’s ability to meet its obligations under the Contracts.
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Appendix A

Condensed Financial Information
for Brighthouse Separate Account Eleven for Variable Annuities
(formerly MetLife of CT Separate Account Eleven for Variable Annuities and formerly MetLife of CT Fund U for Variable Annuities)
Accumulation Unit Values (in dollars)
The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.
Universal Annuity — Separate Account 1.25% 3.5% AIR
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI Batterymarch Growth and Income Subaccount (Class A) (4/06)	2012	20.105	22.449	91
	2011	20.082	20.105	8,837,513
	2010	17.882	20.082	9,767,517
BHFTI BlackRock High Yield Subaccount (Class A) (4/07)	2019	10.855	12.346	83,286
	2018	11.271	10.855	80,963
	2017	10.549	11.271	90,841
	2016	9.338	10.549	106,179
	2015	9.812	9.338	113,514
	2014	9.597	9.812	160,638
	2013	8.843	9.597	233,184
	2012	7.659	8.843	239,603
	2011	7.557	7.659	263,522
	2010	6.584	7.557	296,727
BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)	2019	1.594	2.007	24,517,096
	2018	1.795	1.594	25,772,119
	2017	1.478	1.795	28,805,245
	2016	1.373	1.478	30,015,121
	2015	1.419	1.373	32,831,667
	2014	1.367	1.419	34,188,421
	2013	1.069	1.367	36,925,550
	2012	0.927	1.069	37,744,855
	2011	1.082	0.927	38,940,284
BHFTI Brighthouse Small Cap Value Subaccount (Class B) (11/06)	2019	2.707	3.442	13,758,994
	2018	3.233	2.707	15,470,978
	2017	2.931	3.233	17,566,220
	2016	2.261	2.931	19,647,370
	2015	2.421	2.261	21,739,606
	2014	2.410	2.421	23,759,834
	2013	1.842	2.410	26,243,747
	2012	1.581	1.842	28,629,525
	2011	1.759	1.581	31,207,149
	2010	1.486	1.759	34,796,051
BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07)	2019	2.203	2.869	1,208,418
	2018	2.381	2.203	1,317,112
	2017	1.977	2.381	1,494,781
	2016	1.849	1.977	1,728,231
	2015	1.792	1.849	2,033,851
	2014	1.597	1.792	2,146,909
	2013	1.205	1.597	2,457,579
	2012	1.075	1.205	2,507,827
	2011	1.087	1.075	2,617,447
	2010	0.977	1.087	2,217,365
BHFTI Clarion Global Real Estate Subaccount (Class A) (4/06)	2019	1.181	1.459	10,549,232
	2018	1.305	1.181	11,903,037
	2017	1.190	1.305	13,595,152
	2016	1.192	1.190	15,035,989
	2015	1.222	1.192	16,371,899
	2014	1.088	1.222	17,823,783
	2013	1.062	1.088	19,471,975
	2012	0.851	1.062	20,144,188
	2011	0.910	0.851	21,058,921
	2010	0.793	0.910	21,653,358

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI Harris Oakmark International Subaccount (Class A) (4/06)	2019	2.051	2.528	4,556,887
	2018	2.723	2.051	5,295,715
	2017	2.108	2.723	6,399,166
	2016	1.969	2.108	6,589,810
	2015	2.083	1.969	7,116,213
	2014	2.233	2.083	7,397,540
	2013	1.728	2.233	7,588,516
	2012	1.352	1.728	6,306,608
	2011	1.591	1.352	6,555,320
	2010	1.381	1.591	6,693,285
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	2.667	3.292	6,138
	2018	3.075	2.667	6,140
	2017	2.638	3.075	5,285
	2016	2.277	2.638	8,189
	2015	2.452	2.277	7,807
	2014	2.272	2.452	7,324
	2013	1.699	2.272	9,004
	2012	1.452	1.699	15,988
	2011	1.492	1.452	24,354
	2010	1.315	1.492	25,227
BHFTI Invesco Global Equity Subaccount (Class A) (4/06)	2019	1.709	2.227	94,046,686
	2018	1.989	1.709	104,217,662
	2017	1.469	1.989	115,276,202
	2016	1.480	1.469	127,470,390
	2015	1.438	1.480	142,416,467
	2014	1.422	1.438	156,605,146
	2013	1.130	1.422	172,129,066
	2012	0.942	1.130	186,199,653
	2011	1.039	0.942	206,320,814
	2010	0.905	1.039	225,305,611
BHFTI Invesco Small Cap Growth Subaccount (Class A) (4/06)	2019	2.979	3.666	1,376,254
	2018	3.306	2.979	1,564,819
	2017	2.665	3.306	1,674,133
	2016	2.416	2.665	1,744,632
	2015	2.481	2.416	1,938,034
	2014	2.323	2.481	1,956,359
	2013	1.673	2.323	1,858,346
	2012	1.430	1.673	1,952,282
	2011	1.460	1.430	2,223,606
	2010	1.169	1.460	1,902,478
BHFTI JPMorgan Small Cap Value Subaccount (Class A) (4/06)	2019	2.177	2.570	1,599,526
	2018	2.556	2.177	1,768,842
	2017	2.498	2.556	2,062,792
	2016	1.933	2.498	2,181,918
	2015	2.110	1.933	2,339,343
	2014	2.042	2.110	2,603,578
	2013	1.551	2.042	2,739,831
	2012	1.358	1.551	2,889,019
	2011	1.530	1.358	3,256,003
	2010	1.296	1.530	3,282,587
BHFTI Loomis Sayles Global Allocation Subaccount (Class A) (4/07)	2019	8.282	10.458	12,235,792
	2018	8.847	8.282	13,806,657
	2017	7.263	8.847	15,323,558
	2016	7.002	7.263	17,092,035
	2015	6.988	7.002	19,047,428
	2014	6.820	6.988	21,094,072
	2013	5.885	6.820	23,312,015
	2012	5.083	5.885	26,078,236
	2011	5.212	5.083	29,187,397
	2010	4.312	5.212	32,065,461
BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (4/06)	2016	1.856	1.914	—
	2015	1.915	1.856	3,017,715
	2014	1.845	1.915	3,667,132
	2013	1.727	1.845	3,221,658
	2012	1.545	1.727	3,372,895
	2011	1.492	1.545	3,460,770
	2010	1.335	1.492	3,331,367

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI MFS® Research International Subaccount (Class B) (4/07)	2019	1.473	1.867	5,426,096
	2018	1.734	1.473	5,984,028
	2017	1.370	1.734	6,489,132
	2016	1.400	1.370	7,230,021
	2015	1.443	1.400	8,324,295
	2014	1.570	1.443	8,836,057
	2013	1.333	1.570	9,898,998
	2012	1.157	1.333	10,915,632
	2011	1.312	1.157	11,736,704
	2010	1.192	1.312	4,338,325
BHFTI MLA Mid Cap Subaccount (Class A) (4/07)	2013	1.951	2.117	—
	2012	1.871	1.951	14,537,134
	2011	1.997	1.871	15,903,551
	2010	1.641	1.997	17,441,380
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.855	0.962	58
	2011	0.874	0.855	308,927,790
	2010	0.807	0.874	341,751,437
BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)	2019	1.333	1.428	5,659,779
	2018	1.379	1.333	6,490,110
	2017	1.345	1.379	7,369,397
	2016	1.295	1.345	8,822,913
	2015	1.351	1.295	10,222,375
	2014	1.326	1.351	12,125,846
	2013	1.475	1.326	14,383,690
	2012	1.366	1.475	21,237,860
	2011	1.241	1.366	19,155,191
	2010	1.163	1.241	17,658,204
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.667	1.786	4,034
	2018	1.692	1.667	4,066
	2017	1.640	1.692	4,402
	2016	1.618	1.640	5,708
	2015	1.638	1.618	10,629
	2014	1.592	1.638	10,694
	2013	1.644	1.592	13,074
	2012	1.523	1.644	11,595
	2011	1.495	1.523	13,899
	2010	1.399	1.495	45,028
BHFTI Pioneer Fund Subaccount (Class A) (4/06)	2016	2.848	2.868	—
	2015	2.882	2.848	3,306,728
	2014	2.625	2.882	3,727,851
	2013	1.997	2.625	4,110,353
	2012	1.829	1.997	4,636,811
	2011	1.940	1.829	5,079,835
	2010	1.690	1.940	5,542,441
BHFTI Pioneer Strategic Income Subaccount (Class A) (4/06)	2016	2.431	2.494	—
	2015	2.493	2.431	4,659,941
	2014	2.414	2.493	5,343,873
	2013	2.407	2.414	6,077,795
	2012	2.184	2.407	6,891,582
	2011	2.134	2.184	7,302,548
	2010	1.926	2.134	7,403,948
BHFTI SSGA Growth and Income ETF Subaccount (1/06)	2019	1.590	1.878	53,069,377
	2018	1.722	1.590	58,083,774
	2017	1.505	1.722	64,046,553
	2016	1.441	1.505	69,381,250
	2015	1.488	1.441	75,897,851
	2014	1.424	1.488	82,493,632
	2013	1.277	1.424	90,079,084
	2012	1.146	1.277	96,610,845
	2011	1.148	1.146	102,294,878
	2010	1.036	1.148	110,185,544

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTI SSGA Growth ETF Subaccount (1/06)	2019	1.590	1.922	72,169,512
	2018	1.764	1.590	77,737,637
	2017	1.493	1.764	84,156,265
	2016	1.415	1.493	91,144,360
	2015	1.466	1.415	98,530,509
	2014	1.409	1.466	107,020,440
	2013	1.208	1.409	115,766,294
	2012	1.064	1.208	123,165,362
	2011	1.100	1.064	133,087,707
	2010	0.976	1.100	142,607,091
BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (4/06)	2019	1.731	2.162	10,656,331
	2018	1.929	1.731	11,760,790
	2017	1.670	1.929	11,821,429
	2016	1.459	1.670	12,160,660
	2015	1.532	1.459	12,915,502
	2014	1.369	1.532	12,124,101
	2013	1.036	1.369	10,810,288
	2012	0.890	1.036	9,803,489
	2011	0.938	0.890	10,654,218
	2010	0.812	0.938	11,235,333
BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)	2019	1.978	2.474	16,507,260
	2018	2.203	1.978	18,500,493
	2017	1.905	2.203	20,963,722
	2016	1.662	1.905	23,364,955
	2015	1.744	1.662	26,236,501
	2014	1.595	1.744	29,365,840
Brighthouse Funds Trust II
BHFTII BlackRock Bond Income Subaccount (Class A) (4/06)	2019	1.454	1.578	15,933,326
	2018	1.475	1.454	17,244,882
	2017	1.433	1.475	19,276,165
	2016	1.406	1.433	21,568,139
	2015	1.413	1.406	23,940,058
	2014	1.335	1.413	26,275,927
	2013	1.360	1.335	28,037,193
	2012	1.279	1.360	32,050,716
	2011	1.214	1.279	34,593,119
	2010	1.133	1.214	37,488,908
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	2.219	2.911	—
	2018	2.194	2.219	—
	2017	1.658	2.194	—
	2016	1.678	1.658	—
	2015	1.599	1.678	—
	2014	1.486	1.599	—
	2013	1.121	1.486	—
	2012	0.993	1.121	—
	2011	1.104	0.993	—
	2010	0.933	1.104	—
BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)	2019	1.000	1.009	27,600,559
	2018	0.993	1.000	26,808,376
	2017	0.996	0.993	31,786,489
	2016	1.004	0.996	35,879,691
	2015	1.015	1.004	37,853,211
	2014	1.027	1.015	41,409,537
	2013	1.039	1.027	48,367,036
	2012	1.051	1.039	49,034,905
	2011	1.063	1.051	51,768,756
	2010	1.075	1.063	52,352,677
BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (2/06)	2019	1.441	1.591	3,451,217
	2018	1.499	1.441	3,749,015
	2017	1.419	1.499	4,436,667
	2016	1.375	1.419	4,778,365
	2015	1.400	1.375	5,227,269
	2014	1.357	1.400	6,377,227
	2013	1.318	1.357	7,163,533
	2012	1.222	1.318	7,366,759
	2011	1.199	1.222	7,012,063
	2010	1.103	1.199	7,638,631

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/06)	2019	1.511	1.725	14,987,224
	2018	1.601	1.511	17,050,542
	2017	1.465	1.601	19,909,348
	2016	1.398	1.465	22,719,118
	2015	1.431	1.398	25,948,291
	2014	1.381	1.431	28,514,788
	2013	1.261	1.381	30,569,421
	2012	1.145	1.261	34,409,119
	2011	1.148	1.145	36,617,195
	2010	1.042	1.148	38,818,001
BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/06)	2019	1.556	1.836	121,887,036
	2018	1.679	1.556	134,484,060
	2017	1.482	1.679	147,942,179
	2016	1.401	1.482	164,172,272
	2015	1.437	1.401	184,327,327
	2014	1.385	1.437	201,449,103
	2013	1.188	1.385	219,189,328
	2012	1.063	1.188	232,269,573
	2011	1.091	1.063	245,993,688
	2010	0.976	1.091	261,860,359
BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/06)	2019	1.603	1.958	134,457,659
	2018	1.766	1.603	147,541,628
	2017	1.501	1.766	159,327,876
	2016	1.405	1.501	172,820,647
	2015	1.447	1.405	187,052,540
	2014	1.393	1.447	199,669,876
	2013	1.135	1.393	214,230,832
	2012	0.996	1.135	226,926,485
	2011	1.048	0.996	240,917,621
	2010	0.925	1.048	255,267,315
BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (4/07)	2019	4.216	5.121	39,338,692
	2018	4.437	4.216	43,727,761
	2017	3.902	4.437	48,009,460
	2016	3.692	3.902	52,735,096
	2015	3.645	3.692	59,003,012
	2014	3.338	3.645	64,383,431
	2013	2.803	3.338	70,282,110
	2012	2.526	2.803	76,055,158
	2011	2.464	2.526	83,885,811
	2010	2.275	2.464	93,361,459
BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (5/16)	2019	6.665	8.618	1,079,956
	2018	6.755	6.665	1,130,977
	2017	5.744	6.755	1,373,477
	2016	5.628	5.744	1,551,700
BHFTII Frontier Mid Cap Growth Subaccount (Class D) (4/06)	2019	1.231	1.617	6,866,189
	2018	1.323	1.231	7,501,376
	2017	1.070	1.323	8,055,784
	2016	1.029	1.070	8,889,064
	2015	1.014	1.029	9,652,976
	2014	0.925	1.014	9,103,664
	2013	0.706	0.925	9,657,379
	2012	0.645	0.706	10,108,560
	2011	0.674	0.645	10,514,093
	2010	0.593	0.674	11,040,795
BHFTII Jennison Growth Subaccount (Class A) (4/12)	2019	1.961	2.572	140,693,466
	2018	1.979	1.961	156,177,109
	2017	1.459	1.979	172,433,302
	2016	1.475	1.459	189,575,173
	2015	1.348	1.475	209,242,363
	2014	1.252	1.348	228,551,755
	2013	0.925	1.252	251,863,828
	2012	0.960	0.925	278,744,634

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)	2019	2.593	2.782	13,274,200
	2018	2.631	2.593	14,753,351
	2017	2.580	2.631	16,091,211
	2016	2.552	2.580	17,659,209
	2015	2.578	2.552	19,716,262
	2014	2.467	2.578	21,520,153
	2013	2.557	2.467	23,648,839
	2012	2.492	2.557	26,622,318
	2011	2.347	2.492	29,204,240
	2010	2.241	2.347	33,047,852
BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/06)	2011	1.000	1.085	—
	2010	0.875	1.000	40,351,510
BHFTII MetLife Mid Cap Stock Index Subaccount (Class A) (4/06)	2019	2.093	2.603	5,439,319
	2018	2.390	2.093	6,390,287
	2017	2.087	2.390	7,284,635
	2016	1.755	2.087	7,912,023
	2015	1.819	1.755	8,325,796
	2014	1.683	1.819	8,646,294
	2013	1.280	1.683	8,355,849
	2012	1.102	1.280	6,983,172
	2011	1.137	1.102	6,867,767
	2010	0.912	1.137	6,949,687
BHFTII MetLife MSCI EAFE® Index Subaccount (Class A) (11/07)	2019	2.503	3.013	11,135,407
	2018	2.944	2.503	12,240,391
	2017	2.386	2.944	13,097,461
	2016	2.384	2.386	14,117,171
	2015	2.441	2.384	15,312,190
	2014	2.630	2.441	16,409,735
	2013	2.185	2.630	17,905,330
	2012	1.870	2.185	19,039,162
	2011	2.164	1.870	20,937,476
	2010	2.025	2.164	23,190,558
BHFTII MetLife Russell 2000® Index Subaccount (Class A) (11/07)	2019	5.205	6.457	12,233,397
	2018	5.920	5.205	13,740,924
	2017	5.227	5.920	15,170,663
	2016	4.364	5.227	16,802,956
	2015	4.616	4.364	18,316,934
	2014	4.450	4.616	19,510,384
	2013	3.252	4.450	21,454,058
	2012	2.831	3.252	22,754,763
	2011	2.989	2.831	25,057,335
	2010	2.384	2.989	27,523,317
BHFTII MetLife Stock Index Subaccount (Class A) (4/06)	2019	2.076	2.690	250,280,333
	2018	2.204	2.076	278,345,490
	2017	1.835	2.204	306,063,783
	2016	1.664	1.835	336,703,624
	2015	1.665	1.664	369,981,210
	2014	1.487	1.665	403,650,832
	2013	1.140	1.487	439,057,174
	2012	0.997	1.140	477,984,975
	2011	0.991	0.997	345,446,975
	2010	0.874	0.991	377,777,652
BHFTII MFS® Total Return Subaccount (Class F) (4/06)	2019	4.217	5.003	15,601,051
	2018	4.532	4.217	17,545,191
	2017	4.089	4.532	19,278,962
	2016	3.799	4.089	21,103,521
	2015	3.860	3.799	23,324,014
	2014	3.605	3.860	25,624,288
	2013	3.074	3.605	27,929,828
	2012	2.795	3.074	29,487,990
	2011	2.769	2.795	31,348,960
	2010	2.552	2.769	33,436,598

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII MFS® Value Subaccount (Class A) (4/06)	2019	2.961	3.806	—
	2018	3.334	2.961	—
	2017	2.861	3.334	—
	2016	2.532	2.861	—
	2015	2.568	2.532	—
	2014	2.347	2.568	—
	2013	1.751	2.347	—
	2012	1.520	1.751	—
	2011	1.526	1.520	—
	2010	1.387	1.526	—
BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)	2019	3.232	4.139	6,509,985
	2018	3.508	3.232	7,687,966
	2017	3.068	3.508	8,240,327
	2016	2.618	3.068	9,229,619
	2015	2.635	2.618	10,595,811
	2014	2.668	2.635	11,810,736
	2013	2.132	2.668	13,089,185
BHFTII T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)	2019	2.551	3.290	4,636,115
	2018	2.614	2.551	5,091,974
	2017	1.983	2.614	5,851,113
	2016	1.977	1.983	5,947,188
	2015	1.812	1.977	6,310,865
	2014	1.686	1.812	6,510,658
	2013	1.230	1.686	6,632,416
	2012	1.050	1.230	5,980,400
	2011	1.077	1.050	5,843,826
	2010	0.934	1.077	5,973,488
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	2.827	3.709	19,987,419
	2018	3.071	2.827	22,374,394
	2017	2.538	3.071	24,347,273
	2016	2.305	2.538	26,894,417
	2015	2.278	2.305	29,221,020
	2014	2.163	2.278	30,706,965
	2013	1.519	2.163	32,476,701
	2012	1.327	1.519	34,441,682
	2011	1.325	1.327	36,727,045
	2010	0.996	1.325	36,662,396
BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (4/06)	2019	3.200	3.618	3,838,564
	2018	3.369	3.200	4,343,964
	2017	3.152	3.369	5,066,276
	2016	2.940	3.152	5,588,425
	2015	3.029	2.940	652,967
	2014	2.908	3.029	719,976
	2013	2.912	2.908	622,788
	2012	2.645	2.912	885,038
	2011	2.523	2.645	838,805
	2010	2.267	2.523	919,657
BHFTII Western Asset Management U.S. Government Subaccount (Class A) (4/06)	2019	2.588	2.714	7,955,566
	2018	2.592	2.588	8,647,445
	2017	2.571	2.592	9,565,573
	2016	2.566	2.571	10,497,898
	2015	2.580	2.566	11,782,334
	2014	2.537	2.580	13,258,094
	2013	2.584	2.537	14,948,864
	2012	2.528	2.584	17,338,465
	2011	2.422	2.528	18,678,654
	2010	2.314	2.422	21,051,407
Fidelity ® Variable Insurance Products
Fidelity VIP Contrafund® Subaccount (Service Class 2) (5/03)	2019	3.325	4.310	20,878,833
	2018	3.606	3.325	24,264,284
	2017	3.003	3.606	27,613,771
	2016	2.823	3.003	30,645,469
	2015	2.847	2.823	33,894,312
	2014	2.581	2.847	36,562,643
	2013	1.996	2.581	39,771,925
	2012	1.740	1.996	41,782,736
	2011	1.813	1.740	44,963,034
	2010	1.570	1.813	46,991,501

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Fidelity VIP Equity-Income Subaccount (Initial Class) (7/93)	2019	5.174	6.512	32,460,048
	2018	5.713	5.174	36,200,812
	2017	5.124	5.713	39,926,031
	2016	4.396	5.124	44,211,376
	2015	4.635	4.396	48,572,709
	2014	4.317	4.635	53,578,229
	2013	3.411	4.317	58,182,743
	2012	2.945	3.411	62,886,152
	2011	2.953	2.945	68,690,979
	2010	2.597	2.953	75,227,326
Fidelity VIP High Income Subaccount (Initial Class) (2/92)	2019	3.385	3.848	4,103,952
	2018	3.544	3.385	4,590,187
	2017	3.356	3.544	5,149,984
	2016	2.965	3.356	5,763,346
	2015	3.115	2.965	6,244,120
	2014	3.119	3.115	6,954,956
	2013	2.980	3.119	7,731,450
	2012	2.642	2.980	8,676,286
	2011	2.572	2.642	9,684,371
	2010	2.288	2.572	10,998,477
Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)	2019	3.565	4.337	26,184,821
	2018	4.236	3.565	28,989,838
	2017	3.559	4.236	32,159,389
	2016	3.219	3.559	34,999,720
	2015	3.314	3.219	38,096,518
	2014	3.165	3.314	41,608,119
	2013	2.358	3.165	44,981,540
	2012	2.085	2.358	46,913,194
	2011	2.368	2.085	49,527,176
	2010	1.865	2.368	51,388,767
Franklin Templeton Variable Insurance Products Trust
FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)	2019	1.997	2.592	2,425,928
	2018	2.137	1.997	2,575,045
	2017	1.782	2.137	2,731,910
	2016	1.732	1.782	3,101,402
	2015	1.802	1.732	3,434,402
	2014	1.698	1.802	3,771,457
	2013	1.244	1.698	3,872,005
	2012	1.137	1.244	4,164,552
	2011	1.210	1.137	4,672,259
	2010	0.960	1.210	5,003,389
FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)	2019	2.010	2.514	5,383,253
	2018	2.417	2.010	6,124,129
	2017	1.743	2.417	6,660,620
	2016	1.503	1.743	7,117,844
	2015	1.893	1.503	7,704,800
	2014	2.092	1.893	8,508,965
	2013	2.138	2.092	9,270,921
	2012	1.913	2.138	10,222,325
	2011	2.302	1.913	11,038,053
	2010	1.983	2.302	12,184,233
FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)	2019	1.512	1.680	3,924,334
	2018	1.811	1.512	4,481,697
	2017	1.571	1.811	4,740,558
	2016	1.484	1.571	5,216,503
	2015	1.607	1.484	6,049,913
	2014	1.832	1.607	6,434,507
	2013	1.508	1.832	6,776,262
	2012	1.292	1.508	7,322,677
	2011	1.464	1.292	7,756,333
	2010	1.367	1.464	8,502,526
Janus Aspen Series
Janus Henderson Overseas Subaccount (Service Shares) (5/01)	2019	1.538	1.925	12,912,565
	2018	1.835	1.538	14,606,417
	2017	1.421	1.835	16,252,459
	2016	1.542	1.421	18,084,180
	2015	1.712	1.542	19,734,679
	2014	1.972	1.712	21,626,224
	2013	1.747	1.972	24,297,689
	2012	1.564	1.747	28,078,558
	2011	2.340	1.564	30,846,038
	2010	1.895	2.340	35,339,155

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Legg Mason Partners Variable Equity Trust
LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)	2019	2.160	2.668	22,248,307
	2018	2.387	2.160	24,315,937
	2017	2.078	2.387	27,081,230
	2016	2.079	2.078	30,474,879
	2015	2.143	2.079	33,662,334
	2014	1.802	2.143	36,027,798
	2013	1.235	1.802	37,301,363
	2012	1.053	1.235	38,651,702
	2011	1.041	1.053	41,691,442
	2010	0.843	1.041	44,073,224
LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)	2014	1.583	1.593	—
	2013	1.212	1.583	32,508,642
	2012	1.068	1.212	35,773,634
	2011	1.153	1.068	39,007,175
	2010	1.001	1.153	42,244,729
LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/02)	2019	2.665	3.418	4,289,870
	2018	2.746	2.665	4,818,746
	2017	2.326	2.746	5,539,855
	2016	2.146	2.326	5,986,722
	2015	2.139	2.146	6,186,933
	2014	1.951	2.139	6,691,736
	2013	1.520	1.951	7,404,572
	2012	1.327	1.520	7,708,394
	2011	1.310	1.327	7,880,864
	2010	1.178	1.310	8,099,806
LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)	2019	2.592	3.383	5,917,148
	2018	2.624	2.592	6,311,480
	2017	2.113	2.624	6,303,204
	2016	1.992	2.113	6,671,796
	2015	1.837	1.992	7,009,357
	2014	1.632	1.837	7,658,117
	2013	1.199	1.632	7,968,749
	2012	1.009	1.199	8,527,768
	2011	1.028	1.009	9,137,174
	2010	0.948	1.028	10,007,753
LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (5/01)	2019	1.986	2.527	7,102,188
	2018	2.206	1.986	7,927,735
	2017	1.945	2.206	8,658,995
	2016	1.743	1.945	9,235,734
	2015	1.817	1.743	10,211,980
	2014	1.647	1.817	11,626,692
	2013	1.260	1.647	12,654,054
	2012	1.095	1.260	13,679,199
	2011	1.057	1.095	14,971,844
	2010	0.978	1.057	16,303,180
LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)	2019	2.919	3.658	3,205,006
	2018	2.858	2.919	3,483,781
	2017	2.329	2.858	3,634,923
	2016	2.229	2.329	4,048,753
	2015	2.360	2.229	4,698,886
	2014	2.296	2.360	5,392,883
	2013	1.581	2.296	6,122,545
	2012	1.341	1.581	5,791,873
	2011	1.339	1.341	5,939,573
	2010	1.083	1.339	6,465,182
LMPVET Global Currents Variable International All Cap Opportunity Subaccount (2/95)	2011	1.343	1.447	—
	2010	1.311	1.343	8,515,739
Legg Mason Partners Variable Income Trust
LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)	2011	1.012	1.001	—
	2010	0.938	1.012	1,332,508

Universal Annuity — Separate Account 1.25% 3.5% AIR (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Trust for Advised Portfolios
1919 Variable Socially Responsive Balanced Subaccount (5/92)	2019	4.931	6.170	3,856,319
	2018	5.041	4.931	4,163,813
	2017	4.372	5.041	4,603,656
	2016	4.167	4.372	5,112,787
	2015	4.293	4.167	5,693,689
	2014	3.977	4.293	6,394,748
	2013	3.392	3.977	7,021,550
	2012	3.103	3.392	7,678,701
	2011	3.142	3.103	8,529,051
	2010	2.837	3.142	9,442,324

Universal Annuity — Separate Account 1.25% 3.5% AIR (N)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	10.973	11.440	—
	2013	8.605	10.973	1,291,272
	2012	7.094	8.605	1,541,965
	2011	7.751	7.094	1,813,975
	2010	7.156	7.751	2,051,083
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.855	2.290	74,814
	2018	2.139	1.855	86,445
	2017	1.835	2.139	89,193
	2016	1.584	1.835	90,211
	2015	1.706	1.584	92,048
	2014	1.580	1.706	117,839
	2013	1.182	1.580	119,194
	2012	1.010	1.182	130,895
	2011	1.039	1.010	153,329
	2010	0.916	1.039	154,307
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	13.409	16.399	734,546
	2018	14.571	13.409	812,036
	2017	12.429	14.571	889,213
	2016	12.221	12.429	963,831
	2015	12.865	12.221	1,050,857
	2014	11.406	12.865	1,183,259
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.855	0.962	—
	2011	0.874	0.855	—
	2010	0.807	0.874	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.854	1.986	308,692
	2018	1.882	1.854	310,125
	2017	1.824	1.882	386,949
	2016	1.800	1.824	514,692
	2015	1.822	1.800	477,986
	2014	1.771	1.822	541,259
	2013	1.828	1.771	837,607
	2012	1.694	1.828	1,298,192
	2011	1.663	1.694	1,134,324
	2010	1.557	1.663	1,258,594
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	6.771	8.884	252,604
	2018	6.694	6.771	266,293
	2017	5.061	6.694	247,260
	2016	5.120	5.061	272,993
	2015	4.878	5.120	303,539
	2014	4.536	4.878	343,745
	2013	3.422	4.536	375,511
	2012	3.030	3.422	416,506
	2011	3.369	3.030	488,032
	2010	2.847	3.369	510,214

Universal Annuity — Separate Account 1.25% 3.5% AIR (N) (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.951	5.184	—
	2018	4.292	3.951	—
	2017	3.547	4.292	—
	2016	3.222	3.547	—
	2015	3.184	3.222	—
	2014	3.023	3.184	—
	2013	2.123	3.023	—
	2012	1.855	2.123	—
	2011	1.851	1.855	—
	2010	1.392	1.851	—

Universal Annuity — Separate Account 1.25% 3.5% AIR (Q)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
Brighthouse Funds Trust I
BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)	2014	10.581	11.031	—
	2013	8.298	10.581	42,820,127
	2012	6.841	8.298	46,795,796
	2011	7.474	6.841	51,063,590
	2010	6.900	7.474	56,115,044
BHFTI Invesco Comstock Subaccount (Class B) (5/09)	2019	1.855	2.290	2,761,303
	2018	2.139	1.855	3,182,053
	2017	1.835	2.139	3,518,842
	2016	1.584	1.835	4,155,276
	2015	1.706	1.584	4,533,845
	2014	1.580	1.706	4,750,485
	2013	1.182	1.580	5,192,456
	2012	1.010	1.182	5,389,781
	2011	1.039	1.010	5,648,333
	2010	0.916	1.039	6,318,576
BHFTI Loomis Sayles Growth Subaccount (Class A) (4/14)	2019	12.930	15.812	22,853,607
	2018	14.050	12.930	25,458,870
	2017	11.985	14.050	28,412,777
	2016	11.784	11.985	31,567,589
	2015	12.405	11.784	35,192,341
	2014	10.998	12.405	38,752,723
BHFTI Oppenheimer Capital Appreciation Subaccount (Class A) (4/08)	2012	0.855	0.962	—
	2011	0.874	0.855	—
	2010	0.807	0.874	—
BHFTI PIMCO Total Return Subaccount (Class B) (5/09)	2019	1.854	1.986	11,643,132
	2018	1.882	1.854	13,367,094
	2017	1.824	1.882	14,986,349
	2016	1.800	1.824	16,688,813
	2015	1.822	1.800	18,790,448
	2014	1.771	1.822	21,306,874
	2013	1.828	1.771	24,269,586
	2012	1.694	1.828	27,612,107
	2011	1.663	1.694	27,564,342
	2010	1.557	1.663	29,322,201
Brighthouse Funds Trust II
BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)	2019	6.771	8.884	5,460,627
	2018	6.694	6.771	5,901,609
	2017	5.061	6.694	6,318,572
	2016	5.120	5.061	6,902,849
	2015	4.878	5.120	7,717,526
	2014	4.536	4.878	8,459,354
	2013	3.422	4.536	9,074,180
	2012	3.030	3.422	10,005,393
	2011	3.369	3.030	10,857,315
	2010	2.847	3.369	11,729,353

Universal Annuity — Separate Account 1.25% 3.5% AIR (Q) (continued)
Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year
BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)	2019	3.951	5.184	—
	2018	4.292	3.951	—
	2017	3.547	4.292	—
	2016	3.222	3.547	—
	2015	3.184	3.222	—
	2014	3.023	3.184	—
	2013	2.123	3.023	—
	2012	1.855	2.123	—
	2011	1.851	1.855	—
	2010	1.392	1.851	—
Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information
The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.
Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2019.
Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.
Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2019 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.
Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series: Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Value Portfolio merged into Met Investors Series Trust-MFS® Value Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Travelers Growth and Income Stock Account for Variable Annuities merged into Met Investors Series Trust-Batterymarch Growth and Income Stock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Travelers Quality Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Tactical Short-Term Bond Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Tactical Growth and Income Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Tactical Aggressive Stock Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-MetLife Mid Cap Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Managed Separate Account-Travelers Money Market Account for Variable Annuities merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-MFS® Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS® Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Travelers Series Trust- Salomon Brothers Strategic Total Bond Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, The Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by the Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.
Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS® Research International Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers® Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000® Index Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Fidelity Variable Insurance Products Fund-VIP Asset Manager(SM) Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio - Class A and is no longer available as a funding option.
Effective on or about 4/30/2007, Frankin Templeton Variable Insurance Products Trust-Templeton Global Asset Allocation Portfolio was replaced by Met Investors Series Trust-Loomis Sayles Global Markets Portfolio - Class A and is no longer available as a funding option.
Effective on or about 04/30/2007, the Dreyfus Stock Index Fund of the Dreyfus Stock Index Fund, Inc. was replaced by the MetLife Stock Index Portfolio of the Metropolitan Series Fund, Inc. and is no longer available.
Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Fidelity® Variable Insurance Products-Fidelity VIP Growth Portfolio was replaced by Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.
Effective on or about 4/28/2008, Met Investors Series Trust-MFS® Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS® Value Portfolio.
Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.
Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.
Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS® Research International Portfolio - Class B and is no longer available as a funding option.
Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.
Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Batterymarch Growth and Income Portfolio was merged into Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a funding option.
Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.
Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.
Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.
Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.
Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.
Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Appendix B

Additional Information Regarding the Underlying Funds
The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.
Underlying Fund Name Changes
The following Underlying Funds have been renamed:
Former Name	New Name
Brighthouse Funds Trust I	Brighthouse Funds Trust I
ClearBridge Aggressive Growth Portfolio − Class A	Loomis Sayles Growth Portfolio − Class A
Oppenheimer Global Equity Portfolio − Class A	Invesco Global Equity Portfolio − Class A
Underlying Fund Mergers
There have been no recent Underlying Fund mergers.
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Appendix C

Underlying Funds with Different Legal and Marketing Names
Series Fund/Trust	Portfolio/Series	Marketing Name
Fidelity ® Variable Insurance Products	Contrafund ® Portfolio	Fidelity VIP Contrafund® Portfolio
Fidelity ® Variable Insurance Products	Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio®
Fidelity ® Variable Insurance Products	High Income Portfolio	Fidelity VIP High Income Portfolio
Fidelity ® Variable Insurance Products	Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio
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Appendix D

Contents of The Statement of Additional Information
The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:
The Insurance Company
Services
Principal Underwriter
Custodian
Principal Underwriting and Distribution Agreement
Calculation of Annuity Unit Value
Advertisement of the Separate Account
Taxes
    Non-Qualified Annuity Contracts
    Changes to Tax Rules and Interpretations
    Qualified Annuity Contracts
    Types of Qualified Plans
    ERISA
    Federal Estate Taxes
    Generation-Skipping Transfer Tax
    Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
Independent Registered Public Accounting Firm
Financial Statements
Copies of the Statement of Additional Information are available without charge. To request a copy, please complete the coupon found below and mail it to: Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266.
Name:_______________________________________________________________
Address:_____________________________________________________________
Form SAI Book 1
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Appendix E

What You Need To Know If You Are A Texas Optional Retirement Program Participant
If You are a Participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state’s matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.
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Appendix F

The Fixed Account
The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Account and other separate accounts sponsored by the Company or its affiliates.
The staff of the SEC does not generally review the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.
Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The investment gain or loss of the Separate Account or any of the Funding Options does not affect the Fixed Account Contract Value, or the dollar amount of Fixed Annuity Payments made under any payout option.
We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable Premium Taxes or prior withdrawals.
Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and Annuity obligations. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at Our discretion. Investment income from such Fixed Account assets will be allocated to Us and to the Contracts participating in the Fixed Account.
Investment income from the Fixed Account allocated to Us includes compensation for mortality and expense risks borne by Us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in Our sole discretion at such rate or rates as We prospectively declare from time to time.
We guarantee that for the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors.
Transfers
You may make transfers from the Fixed Account to any other available Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 10% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to Qualified Contracts or transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.
It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the transfer allowance of the
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$80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this transfer allowance restriction fits Your risk tolerance and time horizon.
Automated transfers from the Fixed Account to any of the Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete Your Fixed Account value in a period of less than twelve months from Your enrollment in the Dollar Cost Averaging Program.
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Appendix G

Premium Tax Table
If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.
	Qualified Contracts	Non-Qualified Contracts
California(1)	0.50%	2.35%
Florida(2)	1.00%	1.00%
Maine(3)	0.00%	2.00%
Nevada(4)	0.00%	3.50%
Puerto Rico(5)	1.00%	1.00%
South Dakota(6)	0.00%	1.25%
West Virginia	1.00%	1.00%
Wyoming(4)	0.00%	1.00%

[1]	California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
[2]	Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
[3]	Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
[4]	Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
[5]	We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
[6]	Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).
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Universal Annuity
STATEMENT OF ADDITIONAL INFORMATION
Dated
May 1, 2020
For Variable Annuity Contracts
Brighthouse Separate Account Eleven for Variable Annuities
ISSUED BY
BRIGHTHOUSE LIFE INSURANCE COMPANY
This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1, 2020. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, or by calling 1-800-233-3591, or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.
The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the “Contract(s)”) offered by Brighthouse Life Insurance Company (“we”, “our”, or the “Company”).
BLIC-Book-01

THE INSURANCE COMPANY
Brighthouse Life Insurance Company (“BLIC” or the “Company”) is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. (“BHF”), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF’s common stock to holders of MetLife Inc.’s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC’s executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.
Brighthouse Life Insurance Company History
MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:
•	MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under “MetLife Insurance Company USA” above.
•	MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.
•	MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under “MetLife Insurance Company USA” above.
•	MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.
Services
BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.
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PRINCIPAL UNDERWRITER
Brighthouse Securities, LLC (“Brighthouse Securities”) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities’ principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.
CUSTODIAN
Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT
Information about the distribution of the Contracts is contained in the prospectus (see “Other Information — Distribution of the Variable Annuity Contracts”). Additional information is provided below.
Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.
The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.
Underwriting Commissions
Year	Underwriting Commissions Paid to the Distributor by the Company	Amount of Underwriting Commissions Retained by the Distributor
2019	$649,095,230	$0
2018	$604,739,251	$0
2017	$599,512,866	$0
The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called “shelf space” arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company’s products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms’ sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company’s products.
These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company’s products.
The principal underwriter or the Company paid the following amounts during 2019. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2019 is $5,000*. The amount of commissions paid to selected broker-dealer firms during 2019 is $391,297. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2019 is $396,297*.
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* For purposes of this calculation, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.
The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2019 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:
Cetera Advisor Networks LLC
There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.
Reduction or Elimination of the Withdrawal Charge. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.
CALCULATION OF ANNUITY UNIT VALUE
The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 × 1.000081.)
ADVERTISEMENT OF THE SEPARATE ACCOUNT
From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either “yield”, “change in Accumulation Unit Value,” “change in Annuity Unit Value” or “average annual total return” or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where “a” represents dividends and interest earned during the period; “b” represents expenses accrued for the period (net of reimbursements); “c” represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and “d” represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value (“Non-Standard Performance”) refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentage and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return (“Standard Performance”) differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where “P” represents a hypothetical initial payment of $1,000; “T” represents average annual total return; “n” represents number of years; and “ERV” represents ending
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redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.
Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.
Historical performance information should not be relied on as a guarantee of future performance results.
Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS® and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor’s 500 Composite Stock Price Index, the Standard & Poor’s Mid Cap 400 Index, the Standard & Poor’s North American Technology Sector Index, the Standard & Poor’s North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000® Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000® Growth Index, the Russell 2000® Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE® Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, Fidelity® Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.
Past performance is no guarantee of future results.
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We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.
We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.
We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.
We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.
Any illustration should not be relied on as a guarantee of future results.
TAXES
Non-Qualified Annuity Contracts
Diversification
In order for your non-qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.
Changes to Tax Rules and Interpretations
Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.
We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.
6

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:
Capital Gains	Ordinary Dividends	Other
23.8%	40.8%	40.8%
Qualified Annuity Contracts
Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.
Types of Qualified Plans
The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.
IRA
A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.
SEP
Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employer contributions. If the SEP-IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP-IRA, up to the maximum annual limit.
401(k), 401(a)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.
403(b) Tax Sheltered Annuity (“TSA”)
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.
457(b) - Governmental Sponsor
Established by state and local governments, public schools (K-12), public colleges and universities.
457(b) - Non-Governmental Sponsor
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to Federal income tax withholding as wages.
Additional Information Regarding 457(b) Plans
A 457(b) plan may provide a one-time election to make special one-time “catch-up” contributions in one or more of the participant’s last three taxable years ending before the participant’s normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch-up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch-up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.
7

403(a) Annuity Plans
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.
Roth Accounts
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 4013(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.
Comparison of Plan Limits for Individual Contributions:
Plan Type	Elective Contribution	Catch-up Contribution
IRA	$6,000	$1,000
401(k)	$19,500	$6,500
SEP/401(a)	(Employer contributions only)
403(b) (TSA)	$19,500	$6,500
457(b)	$19,500	$6,500
Dollar limits are for 2020 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $57,000 and 100% of an employee’s compensation for 2020.
ERISA
If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse’s rights as described below.
Generally, the spouse must give qualified consent whenever you:
(a).	choose income payments other than on a qualified joint and survivor annuity basis (“QJSA”) (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit (“QPSA”) (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);
(b).	make certain withdrawals under plans for which a qualified consent is required;
(c).	name someone other than the spouse as your beneficiary; or
(d).	Use your accrued benefit as security for a loan exceeding $5,000.
Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.
The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.
If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.
8

Federal Estate Taxes
While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax
Under certain circumstances, the Code may impose a “generation-skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.
Annuity Purchase Payments By Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.
Financial Statements
The financial statements comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.
The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.
9

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of
Brighthouse Separate Account Eleven for Variable Annuities (the "Separate
Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the
Company as of December 31, 2019, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS                          STATEMENTS OF
       COMPRISING THE          STATEMENT OF         CHANGES IN
      SEPARATE ACCOUNT          OPERATIONS          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Schroders Global    For the year ended  For the years ended December 31, 2019 and 2018
  Multi-Asset Subaccount    December 31, 2019   (commenced April 27, 2016 and began transactions in
                                                2018)

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom   For the year ended  For the years ended
  2020 Subaccount           December 31, 2019   December 31, 2019
  Fidelity(R) VIP Freedom                       and 2018
  2025 Subaccount
  Fidelity(R) VIP Freedom
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS
       COMPRISING THE
      SEPARATE ACCOUNT            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

  BHFTI Schroders Global
  Multi-Asset Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom   For the years ended December 31,
  2020 Subaccount           2019, 2018, 2017, 2016, and the
  Fidelity(R) VIP Freedom   period from May 1, 2015
  2025 Subaccount           (commencement of operations)
  Fidelity(R) VIP Freedom   through December 31, 2015
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate
Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting.
Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2019, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2020

We have served as the Separate Account's auditor since 2005.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2019

                                                AB VPS GLOBAL          ALGER CAPITAL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                               THEMATIC GROWTH         APPRECIATION              BOND              GLOBAL GROWTH
                                                 SUBACCOUNT             SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------   -------------------   -------------------   -------------------

ASSETS:
   Investments at fair value...............  $           380,111   $         2,250,041   $         3,653,596   $        99,071,226
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................              380,111             2,250,041             3,653,596            99,071,226
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company...............................                   --                     1                     1                     4
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                   --                     1                     1                     4
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $           380,111   $         2,250,040   $         3,653,595   $        99,071,222
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $           380,111   $         2,250,040   $         3,653,595   $        98,768,260
   Net assets from contracts in payout.....                   --                    --                    --               302,962
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $           380,111   $         2,250,040   $         3,653,595   $        99,071,222
                                             ===================   ===================   ===================   ===================

 The accompanying notes are an integral part of these financial statements.

                                      1

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                              AMERICAN FUNDS(R)                                                    BHFTI
                                                GLOBAL SMALL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               CAPITALIZATION           GROWTH            GROWTH-INCOME     BALANCED ALLOCATION
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $         1,704,336  $       239,236,123  $       185,010,782  $         4,461,889
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................            1,704,336          239,236,123          185,010,782            4,461,889
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    8                   16                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   --                    8                   16                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $         1,704,336  $       239,236,115  $       185,010,766  $         4,461,889
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,699,378  $       238,391,536  $       184,035,846  $         4,461,889
   Net assets from contracts in payout....                4,958              844,579              974,920                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $         1,704,336  $       239,236,115  $       185,010,766  $         4,461,889
                                            ===================  ===================  ===================  ====================

                                                   BHFTI                BHFTI                BHFTI                 BHFTI
                                             AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        BLACKROCK            BRIGHTHOUSE
                                             GROWTH ALLOCATION   MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                            -------------------  -------------------  -------------------  --------------------

ASSETS:
   Investments at fair value..............  $         4,474,472  $         3,027,510  $        66,490,467  $        64,094,343
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   10
                                            -------------------  -------------------  -------------------  --------------------
       Total Assets.......................            4,474,472            3,027,510           66,490,467           64,094,353
                                            -------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   15                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Liabilities..................                   --                   --                   15                   --
                                            -------------------  -------------------  -------------------  --------------------

NET ASSETS................................  $         4,474,472  $         3,027,510  $        66,490,452  $        64,094,353
                                            ===================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,474,472  $         3,027,510  $        66,248,066  $        64,094,353
   Net assets from contracts in payout....                   --                   --              242,386                   --
                                            -------------------  -------------------  -------------------  --------------------
       Total Net Assets...................  $         4,474,472  $         3,027,510  $        66,490,452  $        64,094,353
                                            ===================  ===================  ===================  ====================

                                                                        BHFTI
                                                    BHFTI           BRIGHTHOUSE/
                                                 BRIGHTHOUSE      ABERDEEN EMERGING
                                               SMALL CAP VALUE     MARKETS EQUITY
                                                 SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $        88,192,185  $        33,332,265
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................           88,192,185           33,332,265
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                  152                   16
                                            -------------------  -------------------
       Total Liabilities..................                  152                   16
                                            -------------------  -------------------

NET ASSETS................................  $        88,192,033  $        33,332,249
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        87,962,202  $        33,203,987
   Net assets from contracts in payout....              229,831              128,262
                                            -------------------  -------------------
       Total Net Assets...................  $        88,192,033  $        33,332,249
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      2

 The accompanying notes are an integral part of these financial statements.

                                      3

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                    BHFTI                BHFTI
                                                BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI               BHFTI
                                                 EATON VANCE          WELLINGTON         CLARION GLOBAL      HARRIS OAKMARK
                                                FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE        INTERNATIONAL
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         4,013,709  $        38,525,068  $        50,458,997  $        47,641,836
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            4,013,709           38,525,068           50,458,997           47,641,836
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    1                  165                   12                   15
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    1                  165                   12                   15
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         4,013,708  $        38,524,903  $        50,458,985  $        47,641,821
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         4,003,843  $        38,360,650  $        50,276,794  $        47,472,905
   Net assets from contracts in payout....                9,865              164,253              182,191              168,916
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         4,013,708  $        38,524,903  $        50,458,985  $        47,641,821
                                            ===================  ===================  ===================  ===================

                                                                        BHFTI                BHFTI                BHFTI
                                                   BHFTI           INVESCO GLOBAL           INVESCO             JPMORGAN
                                             INVESCO COMSTOCK          EQUITY          SMALL CAP GROWTH      SMALL CAP VALUE
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            ------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $      152,074,061  $       314,384,767  $        12,738,906  $         8,476,807
   Due from Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         152,074,061          314,384,767           12,738,906            8,476,807
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                  17                   44                   14                  250
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  17                   44                   14                  250
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      152,074,044  $       314,384,723  $        12,738,892  $         8,476,557
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      151,130,345  $       313,862,660  $        12,664,375  $         8,464,215
   Net assets from contracts in payout....             943,699              522,063               74,517               12,342
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      152,074,044  $       314,384,723  $        12,738,892  $         8,476,557
                                            ==================  ===================  ===================  ===================

                                                    BHFTI                BHFTI
                                                LOOMIS SAYLES        LOOMIS SAYLES
                                              GLOBAL ALLOCATION         GROWTH
                                                 SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       130,123,825  $       454,235,935
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................          130,123,825          454,235,935
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    5                   23
                                            -------------------  -------------------
       Total Liabilities..................                    5                   23
                                            -------------------  -------------------

NET ASSETS................................  $       130,123,820  $       454,235,912
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       129,784,275  $       452,906,225
   Net assets from contracts in payout....              339,545            1,329,687
                                            -------------------  -------------------
       Total Net Assets...................  $       130,123,820  $       454,235,912
                                            ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                      4

 The accompanying notes are an integral part of these financial statements.

                                      5

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTI                 BHFTI               BHFTI                BHFTI
                                           METLIFE MULTI-INDEX     MFS(R) RESEARCH     MORGAN STANLEY       PIMCO INFLATION
                                              TARGETED RISK         INTERNATIONAL         DISCOVERY         PROTECTED BOND
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $          154,590   $        50,063,304  $         9,792,082  $       38,613,574
   Due from Brighthouse Life Insurance
     Company.............................                  --                    --                   --                  --
                                           -------------------  -------------------  -------------------  ------------------
       Total Assets......................             154,590            50,063,304            9,792,082          38,613,574
                                           -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  --                    13                    6                  10
                                           -------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  --                    13                    6                  10
                                           -------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $          154,590   $        50,063,291  $         9,792,076  $       38,613,564
                                           ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $          154,590   $        49,694,716  $         9,720,589  $       38,142,241
   Net assets from contracts in payout...                  --               368,575               71,487             471,323
                                           -------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $          154,590   $        50,063,291  $         9,792,076  $       38,613,564
                                           ===================  ===================  ===================  ==================

                                                  BHFTI                BHFTI               BHFTI
                                                  PIMCO          SCHRODERS GLOBAL       SSGA GROWTH             BHFTI
                                              TOTAL RETURN          MULTI-ASSET       AND INCOME ETF       SSGA GROWTH ETF
                                               SUBACCOUNT           SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           ------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $      135,396,345  $            85,577  $        99,668,070  $      138,723,917
   Due from Brighthouse Life Insurance
     Company.............................                  --                   --                   --                  32
                                           ------------------  -------------------  -------------------  ------------------
       Total Assets......................         135,396,345               85,577           99,668,070         138,723,949
                                           ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  10                   11                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  10                   11                   --                  --
                                           ------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $      135,396,335  $            85,566  $        99,668,070  $      138,723,949
                                           ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $      134,172,930  $            85,566  $        99,668,070  $      138,723,949
   Net assets from contracts in payout...           1,223,405                   --                   --                  --
                                           ------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $      135,396,335  $            85,566  $        99,668,070  $      138,723,949
                                           ==================  ===================  ===================  ==================

                                                   BHFTI               BHFTI
                                               T. ROWE PRICE       T. ROWE PRICE
                                              LARGE CAP VALUE     MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                           -------------------  ------------------

ASSETS:
   Investments at fair value.............  $       333,726,569  $        1,619,269
   Due from Brighthouse Life Insurance
     Company.............................                   --                  --
                                           -------------------  ------------------
       Total Assets......................          333,726,569           1,619,269
                                           -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                   33                   4
                                           -------------------  ------------------
       Total Liabilities.................                   33                   4
                                           -------------------  ------------------

NET ASSETS...............................  $       333,726,536  $        1,619,265
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       331,560,141  $        1,619,265
   Net assets from contracts in payout...            2,166,395                  --
                                           -------------------  ------------------
       Total Net Assets..................  $       333,726,536  $        1,619,265
                                           ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                      6

 The accompanying notes are an integral part of these financial statements.

                                      7

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  BHFTI               BHFTII                BHFTII               BHFTII
                                            VICTORY SYCAMORE         BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                              MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        32,723,680  $        105,679,193   $       201,388,975  $       169,913,140
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           32,723,680           105,679,193           201,388,975          169,913,140
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   12                    24                    24                   20
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   12                    24                    24                   20
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        32,723,668  $        105,679,169   $       201,388,951  $       169,913,120
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        32,525,087  $        104,773,737   $       199,370,108  $       168,785,537
   Net assets from contracts in payout..              198,581               905,432             2,018,843            1,127,583
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        32,723,668  $        105,679,169   $       201,388,951  $       169,913,120
                                          ===================  ====================  ====================  ===================

                                                BHFTII                BHFTII                BHFTII               BHFTII
                                              BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                          ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $        14,585,025  $        53,322,097   $        409,035,381  $       597,822,355
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                     --                   --
                                          -------------------  --------------------  --------------------  -------------------
       Total Assets.....................           14,585,025           53,322,097            409,035,381          597,822,355
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   11                   11                     12                    9
                                          -------------------  --------------------  --------------------  -------------------
       Total Liabilities................                   11                   11                     12                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $        14,585,014  $        53,322,086   $        409,035,369  $       597,822,346
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,585,014  $        53,298,803   $        408,864,112  $       597,773,635
   Net assets from contracts in payout..                   --               23,283                171,257               48,711
                                          -------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $        14,585,014  $        53,322,086   $        409,035,369  $       597,822,346
                                          ===================  ====================  ====================  ===================

                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $         1,479,093   $           766,343
   Due from Brighthouse Life Insurance
     Company............................                    1                    --
                                          --------------------  --------------------
       Total Assets.....................            1,479,094               766,343
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     1
                                          --------------------  --------------------
       Total Liabilities................                   --                     1
                                          --------------------  --------------------

NET ASSETS..............................  $         1,479,094   $           766,342
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,441,193   $           766,342
   Net assets from contracts in payout..               37,901                    --
                                          --------------------  --------------------
       Total Net Assets.................  $         1,479,094   $           766,342
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                      8

 The accompanying notes are an integral part of these financial statements.

                                      9

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                   BHFTII               BHFTII
                                                BRIGHTHOUSE/         BRIGHTHOUSE/            BHFTII
                                                 WELLINGTON         WELLINGTON CORE         FRONTIER              BHFTII
                                                  BALANCED       EQUITY OPPORTUNITIES    MID CAP GROWTH       JENNISON GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $       226,374,865   $       114,009,801  $        75,545,173  $       429,253,478
   Due from Brighthouse Life Insurance
     Company..............................                   --                    --                   --                   --
                                            -------------------  --------------------  -------------------  -------------------
       Total Assets.......................          226,374,865           114,009,801           75,545,173          429,253,478
                                            -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    5                    74                   16                   12
                                            -------------------  --------------------  -------------------  -------------------
       Total Liabilities..................                    5                    74                   16                   12
                                            -------------------  --------------------  -------------------  -------------------

NET ASSETS................................  $       226,374,860   $       114,009,727  $        75,545,157  $       429,253,466
                                            ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       225,808,164   $       113,202,681  $        75,004,560  $       428,615,138
   Net assets from contracts in payout....              566,696               807,046              540,597              638,328
                                            -------------------  --------------------  -------------------  -------------------
       Total Net Assets...................  $       226,374,860   $       114,009,727  $        75,545,157  $       429,253,466
                                            ===================  ====================  ===================  ===================

                                                   BHFTII              BHFTII               BHFTII               BHFTII
                                                LOOMIS SAYLES     METLIFE AGGREGATE     METLIFE MID CAP          METLIFE
                                               SMALL CAP CORE        BOND INDEX           STOCK INDEX      MSCI EAFE(R) INDEX
                                                 SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------

ASSETS:
   Investments at fair value..............  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,916
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................            1,638,105           49,551,346           16,820,113           45,870,916
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                   --                   --                    2
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,914
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         1,638,105  $        49,492,716  $        16,820,113  $        45,844,077
   Net assets from contracts in payout....                   --               58,630                   --               26,837
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $         1,638,105  $        49,551,346  $        16,820,113  $        45,870,914
                                            ===================  ===================  ===================  ===================

                                                   BHFTII                BHFTII
                                                   METLIFE               METLIFE
                                            RUSSELL 2000(R) INDEX      STOCK INDEX
                                                 SUBACCOUNT            SUBACCOUNT
                                            ---------------------  ------------------

ASSETS:
   Investments at fair value..............   $        99,890,208   $      876,394,899
   Due from Brighthouse Life Insurance
     Company..............................                    --                   --
                                            ---------------------  ------------------
       Total Assets.......................            99,890,208          876,394,899
                                            ---------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                     1                   57
                                            ---------------------  ------------------
       Total Liabilities..................                     1                   57
                                            ---------------------  ------------------

NET ASSETS................................   $        99,890,207   $      876,394,842
                                            =====================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $        99,857,014   $      873,387,150
   Net assets from contracts in payout....                33,193            3,007,692
                                            ---------------------  ------------------
       Total Net Assets...................   $        99,890,207   $      876,394,842
                                            =====================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     10

 The accompanying notes are an integral part of these financial statements.

                                     11

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                            BHFTII               BHFTII
                                                  BHFTII               BHFTII          NEUBERGER BERMAN       T. ROWE PRICE
                                            MFS(R) TOTAL RETURN     MFS(R) VALUE            GENESIS         LARGE CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $       288,485,568  $       117,774,512  $        54,842,126  $       65,039,402
   Due from Brighthouse Life Insurance
     Company..............................                    1                    2                  130                  37
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          288,485,569          117,774,514           54,842,256          65,039,439
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   --                   --                   --                  --
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       288,485,569  $       117,774,514  $        54,842,256  $       65,039,439
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       286,486,088  $       117,066,083  $        54,571,008  $       64,089,734
   Net assets from contracts in payout....            1,999,481              708,431              271,248             949,705
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       288,485,569  $       117,774,514  $        54,842,256  $       65,039,439
                                            ===================  ===================  ===================  ==================

                                                                       BHFTII
                                                                    WESTERN ASSET           BHFTII
                                                  BHFTII             MANAGEMENT          WESTERN ASSET         BNY MELLON
                                               T. ROWE PRICE       STRATEGIC BOND         MANAGEMENT           SUSTAINABLE
                                             SMALL CAP GROWTH       OPPORTUNITIES       U.S. GOVERNMENT        U.S. EQUITY
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value..............  $       116,605,691  $       130,550,506  $        57,126,015  $          682,992
   Due from Brighthouse Life Insurance
     Company..............................                   --                   46                   --                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Assets.......................          116,605,691          130,550,552           57,126,015             682,992
                                            -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   11                   --                    7                   2
                                            -------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                   11                   --                    7                   2
                                            -------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $       116,605,680  $       130,550,552  $        57,126,008  $          682,990
                                            ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       116,484,441  $       129,663,435  $        56,862,465  $          682,990
   Net assets from contracts in payout....              121,239              887,117              263,543                  --
                                            -------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $       116,605,680  $       130,550,552  $        57,126,008  $          682,990
                                            ===================  ===================  ===================  ==================

                                                                    DWS GOVERNMENT &
                                                  DELAWARE               AGENCY
                                             VIP SMALL CAP VALUE     SECURITIES VIP
                                                 SUBACCOUNT            SUBACCOUNT
                                            --------------------  -------------------

ASSETS:
   Investments at fair value..............  $         9,419,074   $         1,233,881
   Due from Brighthouse Life Insurance
     Company..............................                    1                    --
                                            --------------------  -------------------
       Total Assets.......................            9,419,075             1,233,881
                                            --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                     2
                                            --------------------  -------------------
       Total Liabilities..................                   --                     2
                                            --------------------  -------------------

NET ASSETS................................  $         9,419,075   $         1,233,879
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $         9,419,075   $         1,233,879
   Net assets from contracts in payout....                   --                    --
                                            --------------------  -------------------
       Total Net Assets...................  $         9,419,075   $         1,233,879
                                            ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     12

 The accompanying notes are an integral part of these financial statements.

                                     13

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                                         FIDELITY(R)
                                               DWS SMALL           FIDELITY(R)           VIP DYNAMIC          FIDELITY(R)
                                           MID CAP VALUE VIP     VIP CONTRAFUND     CAPITAL APPRECIATION   VIP EQUITY-INCOME
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------

ASSETS:
   Investments at fair value............  $         3,442,635  $       195,661,768  $          1,791,626  $       217,669,774
   Due from Brighthouse Life Insurance
     Company............................                   --                   --                    --                    4
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................            3,442,635          195,661,768             1,791,626          217,669,778
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    7                   15                     3                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                    7                   15                     3                   --
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         3,442,628  $       195,661,753  $          1,791,623  $       217,669,778
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,442,628  $       195,291,189  $          1,791,623  $       217,342,443
   Net assets from contracts in payout..                   --              370,564                    --              327,335
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $         3,442,628  $       195,661,753  $          1,791,623  $       217,669,778
                                          ===================  ===================  ====================  ===================

                                               FIDELITY(R)          FIDELITY(R)           FIDELITY(R)           FIDELITY(R)
                                            VIP FREEDOM 2020     VIP FREEDOM 2025      VIP FREEDOM 2030      VIP FREEDOM 2040
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $            510,654  $         1,425,634  $          1,034,669  $            242,007
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................               510,654            1,425,634             1,034,669               242,007
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    1                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    1                    --                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            510,654  $         1,425,633  $          1,034,669  $            242,007
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            510,654  $         1,425,633  $          1,034,669  $            242,007
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            510,654  $         1,425,633  $          1,034,669  $            242,007
                                          ====================  ===================  ====================  ====================

                                                                    FIDELITY(R)
                                               FIDELITY(R)              VIP
                                            VIP FREEDOM 2050     FUNDSMANAGER 60%
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------

ASSETS:
   Investments at fair value............  $           476,052  $        643,235,470
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................              476,052           643,235,470
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    35
                                          -------------------  --------------------
        Total Liabilities...............                   --                    35
                                          -------------------  --------------------

NET ASSETS..............................  $           476,052  $        643,235,435
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           476,052  $        643,235,435
   Net assets from contracts in payout..                   --                    --
                                          -------------------  --------------------
        Total Net Assets................  $           476,052  $        643,235,435
                                          ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     14

 The accompanying notes are an integral part of these financial statements.

                                     15

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                               FIDELITY(R)          FIDELITY(R)        FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             VIP HIGH INCOME        VIP MID CAP          INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        15,896,089  $        221,566,231  $        15,465,181  $        11,737,530
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           15,896,089           221,566,231           15,465,181           11,737,530
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3                    20                    7                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    3                    20                    7                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        15,896,086  $        221,566,211  $        15,465,174  $        11,737,530
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        15,875,597  $        220,912,521  $        15,453,139  $        11,720,984
   Net assets from contracts in payout..               20,489               653,690               12,035               16,546
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        15,896,086  $        221,566,211  $        15,465,174  $        11,737,530
                                          ===================  ====================  ===================  ===================

                                                                   FTVIPT FRANKLIN     FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP         DEVELOPING         FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP           MARKETS VIP           FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------

ASSETS:
   Investments at fair value............  $        13,208,961   $         22,806,227  $        15,746,298  $        43,610,985
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   34                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           13,208,961             22,806,227           15,746,332           43,610,985
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                  177                     14                   --                    5
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  177                     14                   --                    5
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        13,208,784   $         22,806,213  $        15,746,332  $        43,610,980
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        13,208,784   $         22,743,519  $        15,746,332  $        43,358,673
   Net assets from contracts in payout..                   --                 62,694                   --              252,307
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        13,208,784   $         22,806,213  $        15,746,332  $        43,610,980
                                          ====================  ====================  ===================  ===================

                                              INVESCO V.I.          INVESCO V.I.
                                                COMSTOCK        DIVERSIFIED DIVIDEND
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $          4,072,040   $           809,474
   Due from Brighthouse Life Insurance
     Company............................                    51                    --
                                          --------------------  --------------------
       Total Assets.....................             4,072,091               809,474
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     3
                                          --------------------  --------------------
       Total Liabilities................                    --                     3
                                          --------------------  --------------------

NET ASSETS..............................  $          4,072,091   $           809,471
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,944,486   $           784,359
   Net assets from contracts in payout..               127,605                25,112
                                          --------------------  --------------------
       Total Net Assets.................  $          4,072,091   $           809,471
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     16

 The accompanying notes are an integral part of these financial statements.

                                     17

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                                   INVESCO V.I.
                                              INVESCO V.I.          GOVERNMENT           INVESCO V.I.          INVESCO V.I.
                                            EQUITY AND INCOME       SECURITIES        MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $         39,633,770  $         5,279,641  $          1,028,286  $          3,724,379
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................            39,633,770            5,279,641             1,028,286             3,724,379
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    2                     3                     1
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    --                    2                     3                     1
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         39,633,770  $         5,279,639  $          1,028,283  $          3,724,378
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         39,566,586  $         5,187,552  $          1,028,283  $          3,692,764
   Net assets from contracts in payout..                67,184               92,087                    --                31,614
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         39,633,770  $         5,279,639  $          1,028,283  $          3,724,378
                                          ====================  ===================  ====================  ====================

                                                                                                                  LMPVET
                                            JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON    CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH          OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value............  $        15,017,261  $            448,623  $         28,006,535  $       300,557,989
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                     1                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           15,017,261               448,623            28,006,536          300,557,989
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    8                    29                    --                   10
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    8                    29                    --                   10
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        15,017,253  $            448,594  $         28,006,536  $       300,557,979
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        14,929,096  $            448,594  $         27,879,358  $       299,451,916
   Net assets from contracts in payout..               88,157                    --               127,178            1,106,063
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        15,017,253  $            448,594  $         28,006,536  $       300,557,979
                                          ===================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------

ASSETS:
   Investments at fair value............  $        245,243,225  $         84,602,679
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................           245,243,225            84,602,679
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    13
                                          --------------------  --------------------
        Total Liabilities...............                    --                    13
                                          --------------------  --------------------

NET ASSETS..............................  $        245,243,225  $         84,602,666
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        243,796,221  $         83,760,755
   Net assets from contracts in payout..             1,447,004               841,911
                                          --------------------  --------------------
        Total Net Assets................  $        245,243,225  $         84,602,666
                                          ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     18

 The accompanying notes are an integral part of these financial statements.

                                     19

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2019

                                                  LMPVET                LMPVET                LMPVET                LMPVET
                                           CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                           --------------------  --------------------  --------------------  --------------------

ASSETS:
   Investments at fair value.............   $      100,803,333   $        99,406,063    $        28,711,166   $       48,912,257
   Due from Brighthouse Life Insurance
     Company.............................                   --                    --                     --                   --
                                           --------------------  --------------------  --------------------  --------------------
       Total Assets......................          100,803,333            99,406,063             28,711,166           48,912,257
                                           --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                   19                    15                      7                    9
                                           --------------------  --------------------  --------------------  --------------------
       Total Liabilities.................                   19                    15                      7                    9
                                           --------------------  --------------------  --------------------  --------------------

NET ASSETS...............................   $      100,803,314   $        99,406,048    $        28,711,159   $       48,912,248
                                           ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....   $      100,044,863   $        98,273,493    $        28,545,095   $       48,671,689
   Net assets from contracts in payout...              758,451             1,132,555                166,064              240,559
                                           --------------------  --------------------  --------------------  --------------------
       Total Net Assets..................   $      100,803,314   $        99,406,048    $        28,711,159   $       48,912,248
                                           ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET              LMPVET               LMPVIT
                                               QS VARIABLE           QS VARIABLE         QS VARIABLE         WESTERN ASSET
                                           CONSERVATIVE GROWTH         GROWTH          MODERATE GROWTH         CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                           -------------------  -------------------  -------------------  ------------------

ASSETS:
   Investments at fair value.............  $       37,884,030   $        17,457,780  $        26,298,372  $       47,360,079
   Due from Brighthouse Life Insurance
     Company.............................                   3                   291                   --                  --
                                           -------------------  -------------------  -------------------  ------------------
       Total Assets......................          37,884,033            17,458,071           26,298,372          47,360,079
                                           -------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                  --                    --                   --                  10
                                           -------------------  -------------------  -------------------  ------------------
       Total Liabilities.................                  --                    --                   --                  10
                                           -------------------  -------------------  -------------------  ------------------

NET ASSETS...............................  $       37,884,033   $        17,458,071  $        26,298,372  $       47,360,069
                                           ===================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $       37,328,418   $        17,442,660  $        26,101,033  $       46,985,229
   Net assets from contracts in payout...             555,615                15,411              197,339             374,840
                                           -------------------  -------------------  -------------------  ------------------
       Total Net Assets..................  $       37,884,033   $        17,458,071  $        26,298,372  $       47,360,069
                                           ===================  ===================  ===================  ==================

                                                  LMPVIT
                                               WESTERN ASSET
                                              VARIABLE GLOBAL   MORGAN STANLEY VIF
                                              HIGH YIELD BOND         GROWTH
                                                SUBACCOUNT          SUBACCOUNT
                                           -------------------  ------------------

ASSETS:
   Investments at fair value.............  $         3,833,112  $        9,145,683
   Due from Brighthouse Life Insurance
     Company.............................                   --                  --
                                           -------------------  ------------------
       Total Assets......................            3,833,112           9,145,683
                                           -------------------  ------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company.............................                    5                   7
                                           -------------------  ------------------
       Total Liabilities.................                    5                   7
                                           -------------------  ------------------

NET ASSETS...............................  $         3,833,107  $        9,145,676
                                           ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units....  $         3,748,437  $        9,012,805
   Net assets from contracts in payout...               84,670             132,871
                                           -------------------  ------------------
       Total Net Assets..................  $         3,833,107  $        9,145,676
                                           ===================  ==================

 The accompanying notes are an integral part of these financial statements.

                                     20

 The accompanying notes are an integral part of these financial statements.

                                     21

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2019

                                                                                                                  TAP 1919 VARIABLE
                                                                        PIONEER VCT           PIONEER VCT        SOCIALLY RESPONSIVE
                                                                       MID CAP VALUE      REAL ESTATE SHARES          BALANCED
                                                                        SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                                                   -------------------    -------------------   --------------------

ASSETS:
   Investments at fair value....................................   $        13,738,487    $         5,359,768   $         36,322,642
   Due from Brighthouse Life Insurance
     Company....................................................                    --                     --                     --
                                                                   -------------------    -------------------   --------------------
        Total Assets............................................            13,738,487              5,359,768             36,322,642
                                                                   -------------------    -------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company....................................................                     1                     15                      7
                                                                   -------------------    -------------------   --------------------
        Total Liabilities.......................................                     1                     15                      7
                                                                   -------------------    -------------------   --------------------

NET ASSETS......................................................   $        13,738,486    $         5,359,753   $         36,322,635
                                                                   ===================    ===================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...........................   $        13,738,486    $         5,359,753   $         36,279,753
   Net assets from contracts in payout..........................                    --                     --                 42,882
                                                                   -------------------    -------------------   --------------------
        Total Net Assets........................................   $        13,738,486    $         5,359,753   $         36,322,635
                                                                   ===================    ===================   ====================

 The accompanying notes are an integral part of these financial statements.

                                     22

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         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 AB VPS GLOBAL       ALGER CAPITAL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                THEMATIC GROWTH      APPRECIATION              BOND             GLOBAL GROWTH
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $               588  $                --  $            93,703  $          1,018,868
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                5,544               37,735               52,247             1,400,578
      Administrative charges...............                  539                3,339                5,488               123,923
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................                6,083               41,074               57,735             1,524,501
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (5,495)             (41,074)               35,968             (505,633)
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               20,584              258,619                   --             5,205,344
      Realized gains (losses) on sale of
        investments........................               18,412              146,222                5,934             3,274,664
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               38,996              404,841                5,934             8,480,008
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               53,485              254,251              226,954            18,334,908
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               92,481              659,092              232,888            26,814,916
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            86,986  $           618,018  $           268,856  $         26,309,283
                                             ===================  ===================  ===================  ====================

                                               AMERICAN FUNDS(R)                                                     BHFTI
                                                 GLOBAL SMALL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                CAPITALIZATION           GROWTH             GROWTH-INCOME     BALANCED ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $              2,541  $         1,674,553  $         2,939,313  $             85,685
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                24,285            3,625,830            2,975,314                31,436
      Administrative charges...............                 2,454              309,589              257,322                   454
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                26,739            3,935,419            3,232,636                31,890
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....              (24,198)          (2,260,866)            (293,323)                53,795
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               106,384           24,195,948           18,283,409               338,617
      Realized gains (losses) on sale of
        investments........................                36,457            6,574,316            4,459,598                 5,686
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....               142,841           30,770,264           22,743,007               344,303
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               296,647           28,570,531           15,877,193               405,098
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               439,488           59,340,795           38,620,200               749,401
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            415,290  $        57,079,929  $        38,326,877  $            803,196
                                             ====================  ===================  ===================  ====================

                                                    BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                              GROWTH ALLOCATION    MODERATE ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            73,498  $            58,440
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,479               26,531
      Administrative charges...............                1,088                  883
                                             -------------------  --------------------
        Total expenses.....................               33,567               27,414
                                             -------------------  --------------------
           Net investment income (loss)....               39,931               31,026
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              367,056              166,216
      Realized gains (losses) on sale of
        investments........................             (14,005)             (11,209)
                                             -------------------  --------------------
           Net realized gains (losses).....              353,051              155,007
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              467,009              228,621
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              820,060              383,628
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           859,991  $           414,654
                                             ===================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     24

 The accompanying notes are an integral part of these financial statements.

                                     25

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                     BHFTI
                                                     BHFTI                BHFTI                BHFTI             BRIGHTHOUSE/
                                                   BLACKROCK           BRIGHTHOUSE          BRIGHTHOUSE        ABERDEEN EMERGING
                                                  HIGH YIELD      ASSET ALLOCATION 100    SMALL CAP VALUE       MARKETS EQUITY
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,968,626   $           909,543  $           779,577  $           580,877
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              882,297               712,635            1,199,211              575,123
      Administrative charges...............               47,592                 3,218               51,529               47,166
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              929,889               715,853            1,250,740              622,289
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            3,038,737               193,690            (471,163)             (41,412)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             6,362,230            7,432,301                   --
      Realized gains (losses) on sale of
        investments........................            (503,786)               507,894            (640,233)              299,378
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            (503,786)             6,870,124            6,792,068              299,378
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,841,118             6,553,724           13,908,663            5,408,892
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,337,332            13,423,848           20,700,731            5,708,270
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         8,376,069   $        13,617,538  $        20,229,568  $         5,666,858
                                             ===================  ====================  ===================  ===================

                                                     BHFTI                BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTI                 BHFTI
                                                  EATON VANCE          WELLINGTON         CLARION GLOBAL        HARRIS OAKMARK
                                                 FLOATING RATE     LARGE CAP RESEARCH       REAL ESTATE          INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           176,690  $            374,697  $         1,659,790  $         1,109,246
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               67,734               515,783              684,107              673,856
      Administrative charges...............                5,874                48,749               38,797               46,217
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               73,608               564,532              722,904              720,073
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....              103,082             (189,835)              936,886              389,173
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             4,315,055                   --            3,489,085
      Realized gains (losses) on sale of
        investments........................              (6,287)               876,458                1,459          (1,179,726)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (6,287)             5,191,513                1,459            2,309,359
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               94,262             4,441,281            9,437,938            6,702,470
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               87,975             9,632,794            9,439,397            9,011,829
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           191,057  $          9,442,959  $        10,376,283  $         9,401,002
                                             ===================  ====================  ===================  ===================

                                                                          BHFTI
                                                    BHFTI            INVESCO GLOBAL
                                              INVESCO COMSTOCK           EQUITY
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         3,150,419  $         2,957,236
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,271,654            3,984,940
      Administrative charges...............              209,898              116,058
                                             -------------------  -------------------
        Total expenses.....................            2,481,552            4,100,998
                                             -------------------  -------------------
           Net investment income (loss)....              668,867          (1,143,762)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           17,886,463           37,885,191
      Realized gains (losses) on sale of
        investments........................            3,690,585            7,771,599
                                             -------------------  -------------------
           Net realized gains (losses).....           21,577,048           45,656,790
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            8,068,163           32,902,002
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           29,645,211           78,558,792
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        30,314,078  $        77,415,030
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     26

 The accompanying notes are an integral part of these financial statements.

                                     27

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTI                BHFTI                BHFTI                BHFTI
                                                   INVESCO             JPMORGAN           LOOMIS SAYLES        LOOMIS SAYLES
                                              SMALL CAP GROWTH      SMALL CAP VALUE     GLOBAL ALLOCATION         GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $           120,692  $         2,212,587  $         4,625,544
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              199,335              130,519            1,584,554            5,399,698
      Administrative charges...............               10,446                6,050                1,110               62,445
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................              209,781              136,569            1,585,664            5,462,143
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (209,781)             (15,877)              626,923            (836,599)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,136,073              902,689           10,902,401           58,971,111
      Realized gains (losses) on sale of
        investments........................            (382,182)            (102,789)            5,025,334            7,614,742
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            1,753,891              799,900           15,927,735           66,585,853
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,061,495              590,975           12,648,467           22,449,470
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,815,386            1,390,875           28,576,202           89,035,323
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,605,605  $         1,374,998  $        29,203,125  $        88,198,724
                                             ===================  ===================  ===================  ===================

                                                     BHFTI                 BHFTI                BHFTI                BHFTI
                                              METLIFE MULTI-INDEX     MFS(R) RESEARCH      MORGAN STANLEY       PIMCO INFLATION
                                                 TARGETED RISK         INTERNATIONAL          DISCOVERY         PROTECTED BOND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $             2,809   $           654,332  $                --  $         1,449,553
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  846               672,394              169,788              587,721
      Administrative charges...............                   --                53,999               13,991               37,656
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  846               726,393              183,779              625,377
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                1,963              (72,061)            (183,779)              824,176
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --             2,258,243            1,874,233                   --
      Realized gains (losses) on sale of
        investments........................                   68               422,157              904,934            (510,048)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......                   68             2,680,400            2,779,167            (510,048)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               21,850             8,721,587              560,797            2,342,460
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               21,918            11,401,987            3,339,964            1,832,412
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            23,881   $        11,329,926  $         3,156,185  $         2,656,588
                                             ====================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,038,744  $               839
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,187,576                  400
      Administrative charges...............              155,090                   --
                                             -------------------  -------------------
        Total expenses.....................            2,342,666                  400
                                             -------------------  -------------------
          Net investment income (loss).....            1,696,078                  439
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................              637,923                   30
                                             -------------------  -------------------
          Net realized gains (losses)......              637,923                   30
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,828,211               10,825
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,466,134               10,855
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         9,162,212  $            11,294
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     28

 The accompanying notes are an integral part of these financial statements.

                                     29

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTI                                     BHFTI                BHFTI
                                                  SSGA GROWTH             BHFTI            T. ROWE PRICE        T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF      LARGE CAP VALUE      MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         2,282,785  $         2,612,028  $         6,858,651  $               408
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,225,216            1,667,113            4,567,936               25,136
      Administrative charges...............                   --                   --              350,914                2,225
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,225,216            1,667,113            4,918,850               27,361
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,057,569              944,915            1,939,801             (26,953)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,868,305            8,552,463           37,463,748              264,569
      Realized gains (losses) on sale of
        investments........................              710,074              794,657          (1,378,817)                1,564
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            5,578,379            9,347,120           36,084,931              266,133
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            9,552,212           14,759,381           32,472,420              125,996
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           15,130,591           24,106,501           68,557,351              392,129
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        16,188,160  $        25,051,416  $        70,497,152  $           365,176
                                             ===================  ===================  ===================  ===================

                                                    BHFTI               BHFTII                BHFTII                BHFTII
                                              VICTORY SYCAMORE         BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                                MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           364,817  $         3,923,599   $           410,623  $         2,958,941
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              553,640            1,504,543             2,452,670            2,216,703
      Administrative charges...............               45,914              100,754               185,107              158,383
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              599,554            1,605,297             2,637,777            2,375,086
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (234,737)            2,318,302           (2,227,154)              583,855
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,063,448                   --            31,961,156                   --
      Realized gains (losses) on sale of
        investments........................            (226,796)              205,202            10,045,154              466,569
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......              836,652              205,202            42,006,310              466,569
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            6,859,629            5,819,876            11,580,398              108,101
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            7,696,281            6,025,078            53,586,708              574,670
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,461,544  $         8,343,380   $        51,359,554  $         1,158,525
                                             ===================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           317,356   $         1,191,910
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              210,221               720,636
      Administrative charges...............                9,604                21,689
                                             --------------------  --------------------
        Total expenses.....................              219,825               742,325
                                             --------------------  --------------------
          Net investment income (loss).....               97,531               449,585
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              281,049             2,727,730
      Realized gains (losses) on sale of
        investments........................            (113,928)             (155,086)
                                             --------------------  --------------------
          Net realized gains (losses)......              167,121             2,572,644
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            1,161,243             4,063,794
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,328,364             6,636,438
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,425,895   $         7,086,023
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     30

 The accompanying notes are an integral part of these financial statements.

                                     31

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                BHFTII BRIGHTHOUSE/
                                                    BHFTII                BHFTII                BHFTII              DIMENSIONAL
                                                  BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          7,836,249  $        10,026,197   $              7,488  $             7,460
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             5,604,844            9,098,157                 22,869               13,629
      Administrative charges...............               161,468              377,638                  2,192                1,082
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             5,766,312            9,475,795                 25,061               14,711
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....             2,069,937              550,402               (17,573)              (7,251)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            32,154,524           57,970,397                178,602               65,957
      Realized gains (losses) on sale of
        investments........................             (171,583)              831,182                 17,148             (16,650)
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            31,982,941           58,801,579                195,750               49,307
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            31,244,629           51,726,719                 99,104               96,060
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            63,227,570          110,528,298                294,854              145,367
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         65,297,507  $       111,078,700   $            277,281  $           138,116
                                             ====================  ====================  ====================  ====================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON         WELLINGTON CORE          FRONTIER             BHFTII
                                                   BALANCED       EQUITY OPPORTUNITIES     MID CAP GROWTH      JENNISON GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         4,903,609   $         1,698,055  $                --  $         1,729,615
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,779,992             1,738,166              970,552            5,182,828
      Administrative charges...............               12,792               136,215               87,051               79,388
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            2,792,784             1,874,381            1,057,603            5,262,216
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            2,110,825             (176,326)          (1,057,603)          (3,532,601)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           13,333,371             9,346,245            9,806,662           60,450,086
      Realized gains (losses) on sale of
        investments........................            3,973,541             1,794,973            2,065,169            6,877,388
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           17,306,912            11,141,218           11,871,831           67,327,474
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           23,306,561            17,014,695            8,649,639           44,710,843
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           40,613,473            28,155,913           20,521,470          112,038,317
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        42,724,298   $        27,979,587  $        19,463,867  $       108,505,716
                                             ===================  ====================  ===================  ===================

                                                    BHFTII              BHFTII
                                                 LOOMIS SAYLES     METLIFE AGGREGATE
                                                SMALL CAP CORE        BOND INDEX
                                                  SUBACCOUNT          SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         1,629,458
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               29,143              602,477
      Administrative charges...............                2,328                    7
                                             -------------------  -------------------
        Total expenses.....................               31,471              602,484
                                             -------------------  -------------------
           Net investment income (loss)....             (31,471)            1,026,974
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              168,835                   --
      Realized gains (losses) on sale of
        investments........................              (4,671)               19,856
                                             -------------------  -------------------
           Net realized gains (losses).....              164,164               19,856
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              181,362            2,612,110
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              345,526            2,631,966
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           314,055  $         3,658,940
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     32

 The accompanying notes are an integral part of these financial statements.

                                     33

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                    BHFTII               BHFTII               BHFTII                 BHFTII
                                                METLIFE MID CAP          METLIFE              METLIFE                METLIFE
                                                  STOCK INDEX      MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX       STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT             SUBACCOUNT
                                             -------------------  -------------------  ---------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           227,755  $         1,190,434  $         1,170,323    $        17,676,063
                                             -------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              195,554              510,577            1,165,140             10,164,550
      Administrative charges...............                   --                  889                3,398                114,258
                                             -------------------  -------------------  ---------------------  -------------------
        Total expenses.....................              195,554              511,466            1,168,538             10,278,808
                                             -------------------  -------------------  ---------------------  -------------------
          Net investment income (loss).....               32,201              678,968                1,785              7,397,255
                                             -------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,639,178              322,003            9,381,461             62,135,948
      Realized gains (losses) on sale of
        investments........................              228,255            (706,651)            2,623,611             30,468,385
                                             -------------------  -------------------  ---------------------  -------------------
          Net realized gains (losses)......            1,867,433            (384,648)           12,005,072             92,604,333
                                             -------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,707,333            7,913,855            8,880,883            113,266,923
                                             -------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,574,766            7,529,207           20,885,955            205,871,256
                                             -------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,606,967  $         8,208,175  $        20,887,740    $       213,268,511
                                             ===================  ===================  =====================  ===================

                                                                                             BHFTII                BHFTII
                                                   BHFTII               BHFTII          NEUBERGER BERMAN        T. ROWE PRICE
                                             MFS(R) TOTAL RETURN     MFS(R) VALUE            GENESIS          LARGE CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $         6,326,994  $         2,161,779  $           109,048  $           126,549
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,949,771            1,657,581              720,835              898,127
      Administrative charges...............              273,348              107,533               33,066               67,365
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            4,223,119            1,765,114              753,901              965,492
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,103,875              396,665            (644,853)            (838,943)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           11,555,720            7,564,469            7,466,769            9,597,843
      Realized gains (losses) on sale of
        investments........................            4,417,226              817,659            1,865,962              695,905
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           15,972,946            8,382,128            9,332,731           10,293,748
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           30,368,330           19,222,502            4,420,655            5,985,636
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           46,341,276           27,604,630           13,753,386           16,279,384
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        48,445,151  $        28,001,295  $        13,108,533  $        15,440,441
                                             ===================  ===================  ===================  ===================

                                                                         BHFTII
                                                                      WESTERN ASSET
                                                    BHFTII             MANAGEMENT
                                                 T. ROWE PRICE       STRATEGIC BOND
                                               SMALL CAP GROWTH       OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $                --  $         6,434,840
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,400,314            2,024,914
      Administrative charges...............               37,464              170,937
                                             -------------------  -------------------
        Total expenses.....................            1,437,778            2,195,851
                                             -------------------  -------------------
          Net investment income (loss).....          (1,437,778)            4,238,989
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           16,444,503                   --
      Realized gains (losses) on sale of
        investments........................            3,094,428              692,610
                                             -------------------  -------------------
          Net realized gains (losses)......           19,538,931              692,610
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           11,645,849           10,851,072
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           31,184,780           11,543,682
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        29,747,002  $        15,782,671
                                             ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     34

 The accompanying notes are an integral part of these financial statements.

                                     35

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                     BHFTII
                                                  WESTERN ASSET          BNY MELLON                             DWS GOVERNMENT &
                                                   MANAGEMENT            SUSTAINABLE          DELAWARE               AGENCY
                                                 U.S. GOVERNMENT         U.S. EQUITY     VIP SMALL CAP VALUE     SECURITIES VIP
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $          1,611,479  $             7,777  $            97,573  $             33,687
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               716,169               11,794               58,384                25,126
      Administrative charges................                45,859                  915                   28                 2,043
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................               762,028               12,709               58,412                27,169
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....               849,451              (4,932)               39,161                 6,518
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --               20,112              728,743                    --
      Realized gains (losses) on sale of
        investments.........................             (138,583)                2,581              125,923              (37,867)
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......             (138,583)               22,693              854,666              (37,867)
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,992,921              146,735            1,260,804                86,721
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,854,338              169,428            2,115,470                48,854
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,703,789  $           164,496  $         2,154,631  $             55,372
                                              ====================  ===================  ===================  ====================

                                                                                              FIDELITY(R)
                                                   DWS SMALL            FIDELITY(R)           VIP DYNAMIC           FIDELITY(R)
                                               MID CAP VALUE VIP      VIP CONTRAFUND     CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends.............................  $            12,034  $            444,229  $              6,572  $          4,132,538
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               61,294             2,562,899                21,712             2,620,691
      Administrative charges................                4,967               112,806                 1,273                 6,539
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................               66,261             2,675,705                22,985             2,627,230
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (54,227)           (2,231,476)              (16,413)             1,505,308
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........              239,953            22,387,390               294,164            13,554,252
      Realized gains (losses) on sale of
        investments.........................             (65,948)             4,312,215                26,717             1,262,757
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              174,005            26,699,605               320,881            14,817,009
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              464,426            23,932,635               117,928            31,354,204
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              638,431            50,632,240               438,809            46,171,213
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           584,204  $         48,400,764  $            422,396  $         47,676,521
                                              ===================  ====================  ====================  ====================

                                                   FIDELITY(R)          FIDELITY(R)
                                                VIP FREEDOM 2020     VIP FREEDOM 2025
                                                   SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------

INVESTMENT INCOME:
      Dividends.............................  $             8,734  $            24,119
                                              -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                3,973               10,500
      Administrative charges................                   --                   --
                                              -------------------  -------------------
        Total expenses......................                3,973               10,500
                                              -------------------  -------------------
           Net investment income (loss).....                4,761               13,619
                                              -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               22,547               30,146
      Realized gains (losses) on sale of
        investments.........................                5,707                4,702
                                              -------------------  -------------------
           Net realized gains (losses)......               28,254               34,848
                                              -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................               44,038              165,950
                                              -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               72,292              200,798
                                              -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            77,053  $           214,417
                                              ===================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     36

 The accompanying notes are an integral part of these financial statements.

                                     37

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                                                  FIDELITY(R)
                                                 FIDELITY(R)           FIDELITY(R)           FIDELITY(R)              VIP
                                              VIP FREEDOM 2030      VIP FREEDOM 2040      VIP FREEDOM 2050     FUNDSMANAGER 60%
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $            16,981  $              3,452  $              6,721  $         9,320,055
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                6,170                 1,663                 3,802           12,131,729
      Administrative charges...............                   23                    --                    --                   --
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................                6,193                 1,663                 3,802           12,131,729
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               10,788                 1,789                 2,919          (2,811,674)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               23,219                 5,916                13,401           96,358,319
      Realized gains (losses) on sale of
        investments........................                  838                 5,970                 7,429          (5,508,958)
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               24,057                11,886                20,830           90,849,361
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              112,540                33,199                82,384           13,321,489
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              136,597                45,085               103,214          104,170,850
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           147,385  $             46,874  $            106,133  $       101,359,176
                                             ===================  ====================  ====================  ===================

                                                  FIDELITY(R)         FIDELITY(R)         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                VIP HIGH INCOME       VIP MID CAP           INCOME VIP         MUTUAL SHARES VIP
                                                  SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           811,727  $         1,457,146  $            829,200  $           211,124
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              202,369            2,772,705               256,771              173,001
      Administrative charges...............                    8              103,423                23,415               17,643
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              202,377            2,876,128               280,186              190,644
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              609,350          (1,418,982)               549,014               20,480
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           24,742,939               250,615            1,128,891
      Realized gains (losses) on sale of
        investments........................            (184,796)            (117,179)               148,437              115,815
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            (184,796)           24,625,760               399,052            1,244,706
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,644,233           18,670,357             1,122,077              918,351
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,459,437           43,296,117             1,521,129            2,163,057
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,068,787  $        41,877,135  $          2,070,143  $         2,183,537
                                             ===================  ===================  ====================  ===================

                                                                      FTVIPT FRANKLIN
                                                FTVIPT FRANKLIN        SMALL-MID CAP
                                             RISING DIVIDENDS VIP       GROWTH VIP
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $            162,262  $                 --
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               232,584               362,927
      Administrative charges...............                19,549                24,706
                                             --------------------  --------------------
        Total expenses.....................               252,133               387,633
                                             --------------------  --------------------
           Net investment income (loss)....              (89,871)             (387,633)
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,012,218             3,159,735
      Realized gains (losses) on sale of
        investments........................               358,193             (361,968)
                                             --------------------  --------------------
           Net realized gains (losses).....             2,370,411             2,797,767
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               776,773             3,213,260
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             3,147,184             6,011,027
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,057,313  $          5,623,394
                                             ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     38

 The accompanying notes are an integral part of these financial statements.

                                     39

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                 FTVIPT TEMPLETON
                                                    DEVELOPING         FTVIPT TEMPLETON        INVESCO V.I.
                                                    MARKETS VIP           FOREIGN VIP            COMSTOCK
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $            151,570  $            757,094  $             77,093
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               179,391               726,814                59,051
      Administrative charges.................                   181                51,914                 5,861
                                               --------------------  --------------------  --------------------
         Total expenses......................               179,572               778,728                64,912
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (28,002)              (21,634)                12,181
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                    --               451,903               500,971
      Realized gains (losses) on sale of
         investments.........................                 1,420             (498,484)                81,156
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                 1,420              (46,581)               582,127
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             3,419,756             4,401,217               221,643
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................             3,421,176             4,354,636               803,770
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $          3,393,174  $          4,333,002  $            815,951
                                               ====================  ====================  ====================

                                                                                                INVESCO V.I.
                                                   INVESCO V.I.          INVESCO V.I.            GOVERNMENT
                                               DIVERSIFIED DIVIDEND    EQUITY AND INCOME         SECURITIES
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  ---------------------  --------------------

INVESTMENT INCOME:
      Dividends..............................  $             20,679  $             901,524  $            123,644
                                               --------------------  ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                15,703                594,319                89,678
      Administrative charges.................                 1,155                 59,779                 8,257
                                               --------------------  ---------------------  --------------------
         Total expenses......................                16,858                654,098                97,935
                                               --------------------  ---------------------  --------------------
           Net investment income (loss)......                 3,821                247,426                25,709
                                               --------------------  ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                42,067              2,809,954                    --
      Realized gains (losses) on sale of
         investments.........................                39,573              1,144,755              (12,709)
                                               --------------------  ---------------------  --------------------
           Net realized gains (losses).......                81,640              3,954,709              (12,709)
                                               --------------------  ---------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                71,429              2,371,610               203,379
                                               --------------------  ---------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               153,069              6,326,319               190,670
                                               --------------------  ---------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            156,890  $           6,573,745  $            216,379
                                               ====================  =====================  ====================

                                                   INVESCO V.I.           INVESCO V.I.          JANUS HENDERSON
                                                MANAGED VOLATILITY        S&P 500 INDEX           ENTERPRISE
                                                    SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  --------------------  ---------------------

INVESTMENT INCOME:
      Dividends..............................  $              14,148  $             40,948  $               7,202
                                               ---------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 20,146                65,684                177,553
      Administrative charges.................                  1,547                 5,025                 13,621
                                               ---------------------  --------------------  ---------------------
         Total expenses......................                 21,693                70,709                191,174
                                               ---------------------  --------------------  ---------------------
           Net investment income (loss)......                (7,545)              (29,761)              (183,972)
                                               ---------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                 39,528               343,748                883,458
      Realized gains (losses) on sale of
         investments.........................               (44,479)                20,998                922,862
                                               ---------------------  --------------------  ---------------------
           Net realized gains (losses).......                (4,951)               364,746              1,806,320
                                               ---------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................                174,340               481,048              2,286,054
                                               ---------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                169,389               845,794              4,092,374
                                               ---------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             161,844  $            816,033  $           3,908,402
                                               =====================  ====================  =====================

                                                  JANUS HENDERSON
                                                  GLOBAL RESEARCH
                                                    SUBACCOUNT
                                               --------------------

INVESTMENT INCOME:
      Dividends..............................  $              4,068
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,999
      Administrative charges.................                    13
                                               --------------------
         Total expenses......................                 3,012
                                               --------------------
           Net investment income (loss)......                 1,056
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions............                31,663
      Realized gains (losses) on sale of
         investments.........................                88,900
                                               --------------------
           Net realized gains (losses).......               120,563
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................                 3,718
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               124,281
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            125,337
                                               ====================

 The accompanying notes are an integral part of these financial statements.

                                     40

 The accompanying notes are an integral part of these financial statements.

                                     41

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                        LMPVET                LMPVET                LMPVET
                                               JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                  OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             ------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $          488,617   $        2,741,570    $        3,187,960    $        1,106,079
                                             ------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             346,546            4,118,787             3,340,601             1,393,600
      Administrative charges...............               4,289              334,446               327,586               121,345
                                             ------------------  --------------------  --------------------  --------------------
        Total expenses.....................             350,835            4,453,233             3,668,187             1,514,945
                                             ------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....             137,782          (1,711,663)             (480,227)             (408,866)
                                             ------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --            5,208,710            14,948,228             6,116,798
      Realized gains (losses) on sale of
        investments........................         (1,243,911)            9,811,914            14,336,723             5,053,275
                                             ------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......         (1,243,911)           15,020,624            29,284,951            11,170,073
                                             ------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           7,078,999           46,384,873            28,734,229             9,911,068
                                             ------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           5,835,088           61,405,497            58,019,180            21,081,141
                                             ------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        5,972,870   $       59,693,834    $       57,538,953    $       20,672,275
                                             ==================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................   $           336,239   $         1,642,145   $           158,460  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,383,798             1,266,389               442,326              692,307
      Administrative charges...............               103,902               113,042                41,814               49,712
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,487,700             1,379,431               484,140              742,019
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....           (1,151,461)               262,714             (325,680)            (742,019)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,492,359             5,954,580               269,429            4,530,711
      Realized gains (losses) on sale of
        investments........................             4,973,025             2,972,791             1,317,425            2,358,487
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             9,465,384             8,927,371             1,586,854            6,889,198
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            16,630,194            13,891,371             6,078,354            4,350,661
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            26,095,578            22,818,742             7,665,208           11,239,859
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $        24,944,117   $        23,081,456   $         7,339,528  $        10,497,840
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                                  QS VARIABLE           QS VARIABLE
                                              CONSERVATIVE GROWTH         GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           779,651   $           259,998
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              490,349               221,088
      Administrative charges...............               56,083                26,390
                                             --------------------  -------------------
        Total expenses.....................              546,432               247,478
                                             --------------------  -------------------
          Net investment income (loss).....              233,219                12,520
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              816,640               921,835
      Realized gains (losses) on sale of
        investments........................              689,089              (45,390)
                                             --------------------  -------------------
          Net realized gains (losses)......            1,505,729               876,445
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,667,721             2,483,564
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,173,450             3,360,009
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         5,406,669   $         3,372,529
                                             ====================  ===================

 The accompanying notes are an integral part of these financial statements.

                                     42

 The accompanying notes are an integral part of these financial statements.

                                     43

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2019

                                                                                               LMPVIT
                                                   LMPVET                LMPVIT             WESTERN ASSET
                                                 QS VARIABLE          WESTERN ASSET        VARIABLE GLOBAL    MORGAN STANLEY VIF
                                               MODERATE GROWTH          CORE PLUS          HIGH YIELD BOND          GROWTH
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  --------------------  -------------------

INVESTMENT INCOME:
      Dividends............................  $           428,031  $          2,142,591  $            199,649  $                --
                                             -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              330,112               723,785                67,229              147,046
      Administrative charges...............               39,027                70,867                 6,042               13,252
                                             -------------------  --------------------  --------------------  -------------------
        Total expenses.....................              369,139               794,652                73,271              160,298
                                             -------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....               58,892             1,347,939               126,378            (160,298)
                                             -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              980,899                    --                    --              501,807
      Realized gains (losses) on sale of
        investments........................              341,857             (795,540)             (114,981)              452,250
                                             -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....            1,322,756             (795,540)             (114,981)              954,057
                                             -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,059,031             4,222,197               482,168            1,281,567
                                             -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            4,381,787             3,426,657               367,187            2,235,624
                                             -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,440,679  $          4,774,596  $            493,565  $         2,075,326
                                             ===================  ====================  ====================  ===================

                                                                                          TAP 1919 VARIABLE
                                                 PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------

INVESTMENT INCOME:
      Dividends............................  $           146,515  $            105,028  $            330,558
                                             -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              224,221                99,139               423,781
      Administrative charges...............               20,610                 8,213                10,856
                                             -------------------  --------------------  --------------------
        Total expenses.....................              244,831               107,352               434,637
                                             -------------------  --------------------  --------------------
           Net investment income (loss)....             (98,316)               (2,324)             (104,079)
                                             -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              873,440             1,561,165             1,368,563
      Realized gains (losses) on sale of
        investments........................            (310,823)             (343,659)               444,871
                                             -------------------  --------------------  --------------------
           Net realized gains (losses).....              562,617             1,217,506             1,813,434
                                             -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            2,645,603                32,532             5,874,357
                                             -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,208,220             1,250,038             7,687,791
                                             -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         3,109,904  $          1,247,714  $          7,583,712
                                             ===================  ====================  ====================

 The accompanying notes are an integral part of these financial statements.

                                     44

 The accompanying notes are an integral part of these financial statements.

                                     45

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          AB VPS GLOBAL THEMATIC GROWTH      ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2019            2018              2019             2018
                                        ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (5,495)  $       (6,958)  $      (41,074)  $      (51,280)
   Net realized gains (losses)........           38,996           40,994          404,841          559,676
   Change in unrealized gains
     (losses) on investments..........           53,485         (77,473)          254,251        (541,107)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           86,986         (43,437)          618,018         (32,711)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               --               --               --            1,193
   Net transfers (including fixed
     account).........................          (7,446)            8,087         (18,483)         (55,902)
   Contract charges...................            (167)            (159)            (323)            (379)
   Transfers for contract benefits
     and terminations.................         (23,797)         (82,288)        (644,791)        (225,159)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (31,410)         (74,360)        (663,597)        (280,247)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................           55,576        (117,797)         (45,579)        (312,958)
NET ASSETS:
   Beginning of year..................          324,535          442,332        2,295,619        2,608,577
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       380,111  $       324,535  $     2,250,040  $     2,295,619
                                        ===============  ===============  ===============  ===============

                                             AMERICAN FUNDS(R) BOND          AMERICAN FUNDS(R) GLOBAL GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019             2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         35,968  $        28,542  $     (505,633)  $    (1,013,555)
   Net realized gains (losses)........             5,934         (18,522)        8,480,008        10,987,508
   Change in unrealized gains
     (losses) on investments..........           226,954        (104,792)       18,334,908      (19,732,783)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           268,856         (94,772)       26,309,283       (9,758,830)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             3,678           15,781          308,223           405,663
   Net transfers (including fixed
     account).........................            45,298          354,538      (1,355,841)            43,552
   Contract charges...................           (1,498)          (1,651)         (12,144)          (12,457)
   Transfers for contract benefits
     and terminations.................         (252,637)        (614,821)     (10,115,030)      (12,090,291)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (205,159)        (246,153)     (11,174,792)      (11,653,533)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................            63,697        (340,925)       15,134,491      (21,412,363)
NET ASSETS:
   Beginning of year..................         3,589,898        3,930,823       83,936,731       105,349,094
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      3,653,595  $     3,589,898  $    99,071,222  $     83,936,731
                                        ================  ===============  ===============  ================

                                             AMERICAN FUNDS(R) GLOBAL
                                               SMALL CAPITALIZATION            AMERICAN FUNDS(R) GROWTH
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2019              2018            2019              2018
                                        ---------------   ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (24,198)   $      (27,736)  $   (2,260,866)  $   (3,283,082)
   Net realized gains (losses)........          142,841           139,646       30,770,264       34,767,435
   Change in unrealized gains
     (losses) on investments..........          296,647         (316,992)       28,570,531     (33,457,818)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          415,290         (205,082)       57,079,929      (1,973,465)
                                        ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            6,476            18,689          885,628          924,638
   Net transfers (including fixed
     account).........................         (36,958)            50,305      (2,942,622)      (5,569,819)
   Contract charges...................            (560)             (610)         (28,548)         (30,421)
   Transfers for contract benefits
     and terminations.................        (160,276)         (240,931)     (28,616,183)     (30,376,957)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (191,318)         (172,547)     (30,701,725)     (35,052,559)
                                        ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................          223,972         (377,629)       26,378,204     (37,026,024)
NET ASSETS:
   Beginning of year..................        1,480,364         1,857,993      212,857,911      249,883,935
                                        ---------------   ---------------  ---------------  ---------------
   End of year........................  $     1,704,336   $     1,480,364  $   239,236,115  $   212,857,911
                                        ===============   ===============  ===============  ===============

                                         AMERICAN FUNDS(R) GROWTH-INCOME
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (293,323)  $      (891,931)
   Net realized gains (losses)........       22,743,007        20,750,023
   Change in unrealized gains
     (losses) on investments..........       15,877,193      (24,790,802)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       38,326,877       (4,932,710)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          510,492           462,679
   Net transfers (including fixed
     account).........................        (787,795)       (2,403,079)
   Contract charges...................         (24,112)          (25,499)
   Transfers for contract benefits
     and terminations.................     (22,134,623)      (25,309,413)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (22,436,038)      (27,275,312)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................       15,890,839      (32,208,022)
NET ASSETS:
   Beginning of year..................      169,119,927       201,327,949
                                        ---------------  ----------------
   End of year........................  $   185,010,766  $    169,119,927
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     46

 The accompanying notes are an integral part of these financial statements.

                                     47

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018             2019              2018
                                        ----------------  ---------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         53,795  $        39,253  $         39,931  $        14,800
   Net realized gains (losses)........           344,303          318,376           353,051          245,213
   Change in unrealized gains
     (losses) on investments..........           405,098        (611,130)           467,009        (541,753)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           803,196        (253,501)           859,991        (281,740)
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           255,865          333,481           306,335          375,679
   Net transfers (including fixed
     account).........................         (306,605)        (181,606)         (239,996)         (17,719)
   Contract charges...................             (440)             (76)             (209)             (21)
   Transfers for contract benefits
     and terminations.................         (835,005)        (688,684)         (375,148)        (185,709)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (886,185)        (536,885)         (309,018)          172,230
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................          (82,989)        (790,386)           550,973        (109,510)
NET ASSETS:
   Beginning of year..................         4,544,878        5,335,264         3,923,499        4,033,009
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      4,461,889  $     4,544,878  $      4,474,472  $     3,923,499
                                        ================  ===============  ================  ===============

                                             BHFTI AMERICAN FUNDS(R)
                                               MODERATE ALLOCATION            BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2019              2018             2019             2018
                                        ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        31,026  $        21,348  $     3,038,737  $      2,610,717
   Net realized gains (losses)........          155,007          135,581        (503,786)         (532,823)
   Change in unrealized gains
     (losses) on investments..........          228,621        (287,722)        5,841,118       (4,823,357)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          414,654        (130,793)        8,376,069       (2,745,463)
                                        ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          196,763          290,600        1,201,583         1,664,118
   Net transfers (including fixed
     account).........................        (325,121)            6,879          291,646         (779,461)
   Contract charges...................            (174)            (166)         (21,425)          (23,392)
   Transfers for contract benefits
     and terminations.................        (122,638)        (112,856)      (8,593,839)       (9,361,029)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (251,170)          184,457      (7,122,035)       (8,499,764)
                                        ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................          163,484           53,664        1,254,034      (11,245,227)
NET ASSETS:
   Beginning of year..................        2,864,026        2,810,362       65,236,418        76,481,645
                                        ---------------  ---------------  ---------------  ----------------
   End of year........................  $     3,027,510  $     2,864,026  $    66,490,452  $     65,236,418
                                        ===============  ===============  ===============  ================

                                                 BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ----------------------------------  --------------------------------
                                              2019              2018              2019             2018
                                        ----------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        193,690  $      (108,290)  $     (471,163)  $     (411,880)
   Net realized gains (losses)........         6,870,124         3,677,647        6,792,068        6,273,041
   Change in unrealized gains
     (losses) on investments..........         6,553,724      (10,195,207)       13,908,663     (21,499,837)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        13,617,538       (6,625,850)       20,229,568     (15,638,676)
                                        ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,160,779         2,263,324        1,025,632        1,158,811
   Net transfers (including fixed
     account).........................         (645,031)       (1,252,194)      (1,476,611)        (901,582)
   Contract charges...................          (43,396)          (46,052)         (31,204)         (35,104)
   Transfers for contract benefits
     and terminations.................       (4,711,920)       (6,855,150)     (10,980,474)     (12,161,427)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,239,568)       (5,890,072)     (11,462,657)     (11,939,302)
                                        ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................        10,377,970      (12,515,922)        8,766,911     (27,577,978)
NET ASSETS:
   Beginning of year..................        53,716,383        66,232,305       79,425,122      107,003,100
                                        ----------------  ----------------  ---------------  ---------------
   End of year........................  $     64,094,353  $     53,716,383  $    88,192,033  $    79,425,122
                                        ================  ================  ===============  ===============

                                            BHFTI BRIGHTHOUSE/ABERDEEN
                                              EMERGING MARKETS EQUITY
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                         ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......   $      (41,412)  $       309,905
   Net realized gains (losses)........           299,378          213,951
   Change in unrealized gains
     (losses) on investments..........         5,408,892      (6,844,317)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         5,666,858      (6,320,461)
                                         ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           124,875          110,650
   Net transfers (including fixed
     account).........................         (836,457)        1,383,965
   Contract charges...................           (5,740)          (5,994)
   Transfers for contract benefits
     and terminations.................       (4,127,719)      (4,347,244)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (4,845,041)      (2,858,623)
                                         ---------------  ---------------
     Net increase (decrease)
        in net assets.................           821,817      (9,179,084)
NET ASSETS:
   Beginning of year..................        32,510,432       41,689,516
                                         ---------------  ---------------
   End of year........................   $    33,332,249  $    32,510,432
                                         ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     48

 The accompanying notes are an integral part of these financial statements.

                                     49

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        103,082  $        47,369  $     (189,835)  $      (249,707)
   Net realized gains (losses)........           (6,287)              883        5,191,513         5,783,514
   Change in unrealized gains
     (losses) on investments..........            94,262        (127,902)        4,441,281       (8,193,059)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           191,057         (79,650)        9,442,959       (2,659,252)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --              500          110,473            91,255
   Net transfers (including fixed
     account).........................           320,908        1,270,282          183,649         (270,757)
   Contract charges...................             (113)            (107)         (19,708)          (21,231)
   Transfers for contract benefits
     and terminations.................         (271,589)        (309,617)      (4,242,920)       (3,802,213)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....            49,206          961,058      (3,968,506)       (4,002,946)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           240,263          881,408        5,474,453       (6,662,198)
NET ASSETS:
   Beginning of year..................         3,773,445        2,892,037       33,050,450        39,712,648
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      4,013,708  $     3,773,445  $    38,524,903  $     33,050,450
                                        ================  ===============  ===============  ================

                                                                                 BHFTI HARRIS OAKMARK
                                        BHFTI CLARION GLOBAL REAL ESTATE             INTERNATIONAL
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ----------------------------------
                                              2019            2018              2019              2018
                                        ---------------  ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       936,886  $     2,454,031  $        389,173  $        206,824
   Net realized gains (losses)........            1,459        (479,413)         2,309,359         2,726,581
   Change in unrealized gains
     (losses) on investments..........        9,437,938      (7,232,314)         6,702,470      (17,658,313)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       10,376,283      (5,257,696)         9,401,002      (14,724,908)
                                        ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,141,406        1,181,778           612,438           749,950
   Net transfers (including fixed
     account).........................        (901,043)        (904,776)           807,072         (296,541)
   Contract charges...................         (15,062)         (15,664)           (8,126)           (9,335)
   Transfers for contract benefits
     and terminations.................      (6,378,582)      (6,768,203)       (6,038,403)       (7,194,357)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,153,281)      (6,506,865)       (4,627,019)       (6,750,283)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.................        4,223,002     (11,764,561)         4,773,983      (21,475,191)
NET ASSETS:
   Beginning of year..................       46,235,983       58,000,544        42,867,838        64,343,029
                                        ---------------  ---------------  ----------------  ----------------
   End of year........................  $    50,458,985  $    46,235,983  $     47,641,821  $     42,867,838
                                        ===============  ===============  ================  ================

                                              BHFTI INVESCO COMSTOCK           BHFTI INVESCO GLOBAL EQUITY
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019             2018              2019              2018
                                        ---------------  ----------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       668,867  $    (1,798,839)   $   (1,143,762)  $     (704,272)
   Net realized gains (losses)........       21,577,048        20,548,055        45,656,790       44,216,450
   Change in unrealized gains
     (losses) on investments..........        8,068,163      (40,581,666)        32,902,002     (87,814,803)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       30,314,078      (21,832,450)        77,415,030     (44,302,625)
                                        ---------------  ----------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          421,532           352,678         4,093,139        4,383,439
   Net transfers (including fixed
     account).........................          349,566       (2,867,550)       (5,900,904)      (2,800,256)
   Contract charges...................         (49,964)          (55,339)          (95,990)        (104,410)
   Transfers for contract benefits
     and terminations.................     (17,810,237)      (19,364,526)      (29,531,075)     (34,400,730)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (17,089,103)      (21,934,737)      (31,434,830)     (32,921,957)
                                        ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets.................       13,224,975      (43,767,187)        45,980,200     (77,224,582)
NET ASSETS:
   Beginning of year..................      138,849,069       182,616,256       268,404,523      345,629,105
                                        ---------------  ----------------   ---------------  ---------------
   End of year........................  $   152,074,044  $    138,849,069   $   314,384,723  $   268,404,523
                                        ===============  ================   ===============  ===============

                                          BHFTI INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (209,781)  $     (237,231)
   Net realized gains (losses)........         1,753,891        1,856,414
   Change in unrealized gains
     (losses) on investments..........         1,061,495      (2,927,681)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         2,605,605      (1,308,498)
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           194,932          232,740
   Net transfers (including fixed
     account).........................         (248,191)         (25,697)
   Contract charges...................           (2,447)          (2,682)
   Transfers for contract benefits
     and terminations.................       (1,654,381)      (1,528,242)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (1,710,087)      (1,323,881)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................           895,518      (2,632,379)
NET ASSETS:
   Beginning of year..................        11,843,374       14,475,753
                                        ----------------  ---------------
   End of year........................  $     12,738,892  $    11,843,374
                                        ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     50

 The accompanying notes are an integral part of these financial statements.

                                     51

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                              BHFTI LOOMIS SAYLES
                                      BHFTI JPMORGAN SMALL CAP VALUE           GLOBAL ALLOCATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018              2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,877)  $      (28,537)  $       626,923  $     1,138,871
   Net realized gains (losses).....          799,900          854,076       15,927,735       13,617,696
   Change in unrealized gains
     (losses) on investments.......          590,975      (2,289,273)       12,648,467     (22,436,732)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,374,998      (1,463,734)       29,203,125      (7,680,165)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          190,977          199,487        1,400,854        1,510,085
   Net transfers (including fixed
     account)......................            (303)        (408,876)      (2,701,557)      (1,132,748)
   Contract charges................          (1,996)          (2,308)         (60,511)         (64,845)
   Transfers for contract benefits
     and terminations..............      (1,378,000)      (1,401,057)     (13,848,394)     (14,155,602)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,189,322)      (1,612,754)     (15,209,608)     (13,843,110)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          185,676      (3,076,488)       13,993,517     (21,523,275)
NET ASSETS:
   Beginning of year...............        8,290,881       11,367,369      116,130,303      137,653,578
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,476,557  $     8,290,881  $   130,123,820  $   116,130,303
                                     ===============  ===============  ===============  ===============

                                                                            BHFTI METLIFE MULTI-INDEX
                                        BHFTI LOOMIS SAYLES GROWTH                TARGETED RISK
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019              2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (836,599)  $   (2,203,821)  $         1,963   $         1,021
   Net realized gains (losses).....       66,585,853       37,777,826               68             6,770
   Change in unrealized gains
     (losses) on investments.......       22,449,470     (69,278,560)           21,850          (15,977)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       88,198,724     (33,704,555)           23,881           (8,186)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        5,808,761        6,426,452           20,933            18,590
   Net transfers (including fixed
     account)......................      (8,668,350)      (8,839,690)            9,028             2,693
   Contract charges................        (219,594)        (243,637)             (21)              (16)
   Transfers for contract benefits
     and terminations..............     (45,682,915)     (50,606,993)            (530)           (8,534)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (48,762,098)     (53,263,868)           29,410            12,733
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............       39,436,626     (86,968,423)           53,291             4,547
NET ASSETS:
   Beginning of year...............      414,799,286      501,767,709          101,299            96,752
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $   454,235,912  $   414,799,286  $       154,590   $       101,299
                                     ===============  ===============  ===============   ===============

                                            BHFTI MFS(R) RESEARCH
                                                INTERNATIONAL             BHFTI MORGAN STANLEY DISCOVERY
                                                 SUBACCOUNT                         SUBACCOUNT
                                     ----------------------------------  --------------------------------
                                           2019              2018             2019              2018
                                      ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (72,061)  $        245,494  $     (183,779)  $     (185,479)
   Net realized gains (losses).....         2,680,400           642,726        2,779,167        2,996,486
   Change in unrealized gains
     (losses) on investments.......         8,721,587       (9,259,509)          560,797      (1,860,308)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        11,329,926       (8,371,289)        3,156,185          950,699
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           289,589           364,094           27,841           12,959
   Net transfers (including fixed
     account)......................         (890,212)           148,508        (577,746)        (386,089)
   Contract charges................          (19,772)          (21,383)            (723)            (708)
   Transfers for contract benefits
     and terminations..............       (6,463,651)       (5,636,353)      (1,509,406)      (1,390,001)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (7,084,046)       (5,145,134)      (2,060,034)      (1,763,839)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         4,245,880      (13,516,423)        1,096,151        (813,140)
NET ASSETS:
   Beginning of year...............        45,817,411        59,333,834        8,695,925        9,509,065
                                      ---------------  ----------------  ---------------  ---------------
   End of year.....................   $    50,063,291  $     45,817,411  $     9,792,076  $     8,695,925
                                      ===============  ================  ===============  ===============

                                           BHFTI PIMCO INFLATION
                                              PROTECTED BOND
                                                SUBACCOUNT
                                     ---------------------------------
                                           2019             2018
                                     ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       824,176  $         85,773
   Net realized gains (losses).....        (510,048)         (586,697)
   Change in unrealized gains
     (losses) on investments.......        2,342,460       (1,119,276)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        2,656,588       (1,620,200)
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          968,740           953,725
   Net transfers (including fixed
     account)......................        (268,345)         1,666,458
   Contract charges................          (7,990)           (8,812)
   Transfers for contract benefits
     and terminations..............      (5,134,817)       (4,931,669)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,442,412)       (2,320,298)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............      (1,785,824)       (3,940,498)
NET ASSETS:
   Beginning of year...............       40,399,388        44,339,886
                                     ---------------  ----------------
   End of year.....................  $    38,613,564  $     40,399,388
                                     ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     52

 The accompanying notes are an integral part of these financial statements.

                                     53

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                           BHFTI SCHRODERS GLOBAL
                                         BHFTI PIMCO TOTAL RETURN                MULTI-ASSET
                                                SUBACCOUNT                       SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2019            2018             2019            2018 (A)
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,696,078  $     (471,772)  $           439  $           418
   Net realized gains (losses).....          637,923        (398,806)               30            2,021
   Change in unrealized gains
     (losses) on investments.......        6,828,211      (2,262,786)           10,825          (5,712)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        9,162,212      (3,133,364)           11,294          (3,273)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,201,014        1,694,282            9,793            5,778
   Net transfers (including fixed
     account)......................          982,215        3,040,782           18,663           43,997
   Contract charges................         (31,847)         (34,209)              (3)               --
   Transfers for contract benefits
     and terminations..............     (19,993,549)     (20,768,224)            (301)            (382)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (17,842,167)     (16,067,369)           28,152           49,393
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (8,679,955)     (19,200,733)           39,446           46,120
NET ASSETS:
   Beginning of year...............      144,076,290      163,277,023           46,120               --
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   135,396,335  $   144,076,290  $        85,566  $        46,120
                                     ===============  ===============  ===============  ===============

                                           BHFTI SSGA GROWTH AND
                                                INCOME ETF                    BHFTI SSGA GROWTH ETF
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019            2018              2019             2018
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,057,569  $     1,116,293  $       944,915  $      1,097,201
   Net realized gains (losses).....        5,578,379        5,782,180        9,347,120         9,799,181
   Change in unrealized gains
     (losses) on investments.......        9,552,212     (14,682,180)       14,759,381      (24,522,882)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       16,188,160      (7,783,707)       25,051,416      (13,626,500)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,490,796        1,632,751        2,617,659         3,173,878
   Net transfers (including fixed
     account)......................        (923,624)      (1,187,983)      (2,004,842)       (2,328,514)
   Contract charges................         (91,796)         (99,202)        (115,314)         (123,765)
   Transfers for contract benefits
     and terminations..............      (9,344,217)     (10,521,991)     (10,397,655)      (11,975,386)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (8,868,841)     (10,176,425)      (9,900,152)      (11,253,787)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        7,319,319     (17,960,132)       15,151,264      (24,880,287)
NET ASSETS:
   Beginning of year...............       92,348,751      110,308,883      123,572,685       148,452,972
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    99,668,070  $    92,348,751  $   138,723,949  $    123,572,685
                                     ===============  ===============  ===============  ================

                                            BHFTI T. ROWE PRICE               BHFTI T. ROWE PRICE
                                              LARGE CAP VALUE                   MID CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------   --------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,939,801  $     1,019,468   $     (26,953)  $      (27,427)
   Net realized gains (losses).....       36,084,931       36,267,125          266,133          230,180
   Change in unrealized gains
     (losses) on investments.......       32,472,420     (72,475,425)          125,996        (246,363)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       70,497,152     (35,188,832)          365,176         (43,610)
                                     ---------------  ---------------   --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,856,238        3,528,836               --               --
   Net transfers (including fixed
     account)......................      (2,479,356)        (413,198)          227,176         (29,154)
   Contract charges................        (100,182)        (105,780)            (230)            (243)
   Transfers for contract benefits
     and terminations..............     (36,909,876)     (43,819,323)        (248,268)        (134,804)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (36,633,176)     (40,809,465)         (21,322)        (164,201)
                                     ---------------  ---------------   --------------  ---------------
     Net increase (decrease)
       in net assets...............       33,863,976     (75,998,297)          343,854        (207,811)
NET ASSETS:
   Beginning of year...............      299,862,560      375,860,857        1,275,411        1,483,222
                                     ---------------  ---------------   --------------  ---------------
   End of year.....................  $   333,726,536  $   299,862,560   $    1,619,265  $     1,275,411
                                     ===============  ===============   ==============  ===============

                                          BHFTI VICTORY SYCAMORE
                                               MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                           2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (234,737)  $     (447,401)
   Net realized gains (losses).....          836,652        6,240,234
   Change in unrealized gains
     (losses) on investments.......        6,859,629      (9,698,125)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        7,461,544      (3,905,292)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          128,233          109,369
   Net transfers (including fixed
     account)......................        (168,470)        (263,429)
   Contract charges................          (3,715)          (4,045)
   Transfers for contract benefits
     and terminations..............      (3,994,268)      (3,833,853)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,038,220)      (3,991,958)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        3,423,324      (7,897,250)
NET ASSETS:
   Beginning of year...............       29,300,344       37,197,594
                                     ---------------  ---------------
   End of year.....................  $    32,723,668  $    29,300,344
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     54

 The accompanying notes are an integral part of these financial statements.

                                     55

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019             2018            2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,318,302  $     2,040,801  $   (2,227,154)  $    (2,499,154)
   Net realized gains (losses)......          205,202        (471,389)       42,006,310        39,527,579
   Change in unrealized gains
     (losses) on investments........        5,819,876      (4,005,202)       11,580,398      (33,069,448)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        8,343,380      (2,435,790)       51,359,554         3,958,977
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          876,663          960,997          988,534           955,040
   Net transfers (including fixed
     account).......................        3,924,413          427,375        (575,753)         (535,266)
   Contract charges.................         (29,784)         (31,826)         (52,346)          (53,565)
   Transfers for contract benefits
     and terminations...............     (12,687,736)     (15,220,369)     (23,262,477)      (23,111,852)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (7,916,444)     (13,863,823)     (22,902,042)      (22,745,643)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          426,936     (16,299,613)       28,457,512      (18,786,666)
NET ASSETS:
   Beginning of year................      105,252,233      121,551,846      172,931,439       191,718,105
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   105,679,169  $   105,252,233  $   201,388,951  $    172,931,439
                                      ===============  ===============  ===============  ================

                                               BHFTII BLACKROCK                   BHFTII BRIGHTHOUSE
                                             ULTRA-SHORT TERM BOND                ASSET ALLOCATION 20
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        583,855  $      (797,721)  $         97,531  $        109,540
   Net realized gains (losses)......           466,569           489,943           167,121            75,194
   Change in unrealized gains
     (losses) on investments........           108,101           829,844         1,161,243         (852,435)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         1,158,525           522,066         1,425,895         (667,701)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        10,914,255        12,431,275           211,328           238,583
   Net transfers (including fixed
     account).......................         4,902,519         5,830,193           831,341           205,381
   Contract charges.................          (74,642)          (82,032)           (5,363)           (5,849)
   Transfers for contract benefits
     and terminations...............      (16,153,886)      (30,765,078)       (2,856,899)       (2,968,489)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (411,754)      (12,585,642)       (1,819,593)       (2,530,374)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           746,771      (12,063,576)         (393,698)       (3,198,075)
NET ASSETS:
   Beginning of year................       169,166,349       181,229,925        14,978,712        18,176,787
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $    169,913,120  $    169,166,349  $     14,585,014  $     14,978,712
                                      ================  ================  ================  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        449,585  $        371,403  $      2,069,937  $       846,847
   Net realized gains (losses)......         2,572,644         1,880,397        31,982,941       18,210,637
   Change in unrealized gains
     (losses) on investments........         4,063,794       (5,452,143)        31,244,629     (50,099,114)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         7,086,023       (3,200,343)        65,297,507     (31,041,630)
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           753,506           884,887         6,961,747        8,813,393
   Net transfers (including fixed
     account).......................         1,389,424           125,723            94,580      (3,130,024)
   Contract charges.................          (25,514)          (27,049)         (228,832)        (243,069)
   Transfers for contract benefits
     and terminations...............       (8,433,506)       (8,777,633)      (45,522,949)     (45,080,986)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (6,316,090)       (7,794,072)      (38,695,454)     (39,640,686)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............           769,933      (10,994,415)        26,602,053     (70,682,316)
NET ASSETS:
   Beginning of year................        52,552,153        63,546,568       382,433,316      453,115,632
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     53,322,086  $     52,552,153  $    409,035,369  $   382,433,316
                                      ================  ================  ================  ===============

                                             BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 80
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       550,402  $    (2,112,373)
   Net realized gains (losses)......       58,801,579        31,208,296
   Change in unrealized gains
     (losses) on investments........       51,726,719      (85,155,118)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      111,078,700      (56,059,195)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       14,988,725        15,500,978
   Net transfers (including fixed
     account).......................      (4,950,694)         (879,296)
   Contract charges.................        (313,843)         (335,235)
   Transfers for contract benefits
     and terminations...............     (49,400,029)      (54,364,060)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (39,675,841)      (40,077,613)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............       71,402,859      (96,136,808)
NET ASSETS:
   Beginning of year................      526,419,487       622,556,295
                                      ---------------  ----------------
   End of year......................  $   597,822,346  $    526,419,487
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     56

 The accompanying notes are an integral part of these financial statements.

                                     57

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           BHFTII BRIGHTHOUSE/ARTISAN       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                  MID CAP VALUE               INTERNATIONAL SMALL COMPANY
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2019              2018            2019              2018
                                        ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (17,573)  $      (23,358)  $       (7,251)  $          2,742
   Net realized gains (losses)........           195,750          165,531           49,307            47,665
   Change in unrealized gains
     (losses) on investments..........            99,104        (373,632)           96,060         (240,643)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           277,281        (231,459)          138,116         (190,236)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............             5,294               --               --             3,808
   Net transfers (including fixed
     account).........................             4,516         (18,448)           40,823           123,059
   Contract charges...................             (106)            (114)             (30)              (33)
   Transfers for contract benefits
     and terminations.................         (127,928)        (263,931)        (105,350)          (46,470)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (118,224)        (282,493)         (64,557)            80,364
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................           159,057        (513,952)           73,559         (109,872)
NET ASSETS:
   Beginning of year..................         1,320,037        1,833,989          692,783           802,655
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $      1,479,094  $     1,320,037  $       766,342  $        692,783
                                        ================  ===============  ===============  ================

                                          BHFTII BRIGHTHOUSE/WELLINGTON      BHFTII BRIGHTHOUSE/WELLINGTON
                                                    BALANCED                   CORE EQUITY OPPORTUNITIES
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ----------------------------------
                                              2019            2018              2019              2018
                                        ---------------  ---------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,110,825  $     1,161,985  $      (176,326)  $       (52,288)
   Net realized gains (losses)........       17,306,912       21,670,073        11,141,218         7,183,175
   Change in unrealized gains
     (losses) on investments..........       23,306,561     (33,381,060)        17,014,695       (8,638,840)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       42,724,298     (10,549,002)        27,979,587       (1,507,953)
                                        ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,769,934        2,046,557           405,155           328,903
   Net transfers (including fixed
     account).........................        (750,779)      (1,568,551)       (1,516,939)       (2,226,347)
   Contract charges...................        (107,537)        (116,040)          (23,836)          (24,660)
   Transfers for contract benefits
     and terminations.................     (24,277,203)     (21,957,854)      (15,248,105)      (15,088,461)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (23,365,585)     (21,595,888)      (16,383,725)      (17,010,565)
                                        ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.................       19,358,713     (32,144,890)        11,595,862      (18,518,518)
NET ASSETS:
   Beginning of year..................      207,016,147      239,161,037       102,413,865       120,932,383
                                        ---------------  ---------------  ----------------  ----------------
   End of year........................  $   226,374,860  $   207,016,147  $    114,009,727  $    102,413,865
                                        ===============  ===============  ================  ================

                                         BHFTII FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2019              2018              2019             2018
                                        ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $   (1,057,603)  $    (1,097,756)  $    (3,532,601)  $   (4,131,892)
   Net realized gains (losses)........       11,871,831        10,807,504        67,327,474       73,968,883
   Change in unrealized gains
     (losses) on investments..........        8,649,639      (14,449,546)        44,710,843     (69,831,757)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       19,463,867       (4,739,798)       108,505,716            5,234
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          463,012           466,612         3,777,706        4,039,806
   Net transfers (including fixed
     account).........................        (525,837)         (560,162)       (7,754,988)      (6,004,305)
   Contract charges...................         (34,455)          (35,756)         (185,942)        (196,181)
   Transfers for contract benefits
     and terminations.................      (8,655,421)       (7,907,162)      (38,569,366)     (40,007,573)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (8,752,701)       (8,036,468)      (42,732,590)     (42,168,253)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................       10,711,166      (12,776,266)        65,773,126     (42,163,019)
NET ASSETS:
   Beginning of year..................       64,833,991        77,610,257       363,480,340      405,643,359
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $    75,545,157  $     64,833,991  $    429,253,466  $   363,480,340
                                        ===============  ================  ================  ===============

                                              BHFTII LOOMIS SAYLES
                                                 SMALL CAP CORE
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2019             2018
                                        ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (31,471)  $       (30,991)
   Net realized gains (losses)........          164,164           165,884
   Change in unrealized gains
     (losses) on investments..........          181,362         (351,478)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          314,055         (216,585)
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............              470             4,929
   Net transfers (including fixed
     account).........................           10,199           246,322
   Contract charges...................             (60)              (63)
   Transfers for contract benefits
     and terminations.................         (92,754)          (97,381)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (82,145)           153,807
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................          231,910          (62,778)
NET ASSETS:
   Beginning of year..................        1,406,195         1,468,973
                                        ---------------  ----------------
   End of year........................  $     1,638,105  $      1,406,195
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     58

 The accompanying notes are an integral part of these financial statements.

                                     59

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                             BHFTII METLIFE                     BHFTII METLIFE
                                          AGGREGATE BOND INDEX                MID CAP STOCK INDEX
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,026,974  $       991,054  $        32,201  $         6,618
   Net realized gains (losses).....           19,856        (227,686)        1,867,433        2,002,242
   Change in unrealized gains
     (losses) on investments.......        2,612,110      (1,602,047)        1,707,333      (4,214,820)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,658,940        (838,679)        3,606,967      (2,205,960)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          737,950          858,523          866,495          956,423
   Net transfers (including fixed
     account)......................         (27,061)          121,761        (670,864)        (372,857)
   Contract charges................         (26,804)         (29,707)          (6,530)          (7,286)
   Transfers for contract benefits
     and terminations..............      (6,718,387)      (5,736,438)      (2,326,228)      (2,334,277)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (6,034,302)      (4,785,861)      (2,137,127)      (1,757,997)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,375,362)      (5,624,540)        1,469,840      (3,963,957)
NET ASSETS:
   Beginning of year...............       51,926,708       57,551,248       15,350,273       19,314,230
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    49,551,346  $    51,926,708  $    16,820,113  $    15,350,273
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                            MSCI EAFE(R) INDEX         BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ------------------------------------
                                          2019              2018              2019              2018
                                     ---------------  ---------------    ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       678,968  $       914,947    $         1,785  $       (94,862)
   Net realized gains (losses).....        (384,648)        (447,150)         12,005,072        11,351,906
   Change in unrealized gains
     (losses) on investments.......        7,913,855      (7,887,972)          8,880,883      (23,166,686)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        8,208,175      (7,420,175)         20,887,740      (11,909,642)
                                     ---------------  ---------------    ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,125,931        1,224,440          1,499,278         1,593,882
   Net transfers (including fixed
     account)......................        (301,367)        (405,834)        (2,759,470)       (1,276,675)
   Contract charges................         (20,287)         (21,575)           (43,929)          (49,265)
   Transfers for contract benefits
     and terminations..............      (4,802,627)      (4,295,040)        (9,674,820)      (10,699,046)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,998,350)      (3,498,009)       (10,978,941)      (10,431,104)
                                     ---------------  ---------------    ---------------  ----------------
     Net increase (decrease)
       in net assets...............        4,209,825     (10,918,184)          9,908,799      (22,340,746)
NET ASSETS:
   Beginning of year...............       41,661,089       52,579,273         89,981,408       112,322,154
                                     ---------------  ---------------    ---------------  ----------------
   End of year.....................  $    45,870,914  $    41,661,089    $    99,890,207  $     89,981,408
                                     ===============  ===============    ===============  ================

                                        BHFTII METLIFE STOCK INDEX         BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ---------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     7,397,255  $     4,691,421   $     2,103,875  $     2,027,487
   Net realized gains (losses).....       92,604,333       80,542,255        15,972,946       24,770,041
   Change in unrealized gains
     (losses) on investments.......      113,266,923    (129,016,686)        30,368,330     (48,721,468)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      213,268,511     (43,783,010)        48,445,151     (21,923,940)
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        9,001,156        9,727,869         2,243,449        2,726,514
   Net transfers (including fixed
     account)......................     (12,026,624)     (12,112,644)       (2,099,338)      (2,338,818)
   Contract charges................        (367,217)        (385,471)          (98,236)        (106,076)
   Transfers for contract benefits
     and terminations..............     (88,677,414)     (82,849,478)      (37,065,574)     (37,994,645)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (92,070,099)     (85,619,724)      (37,019,699)     (37,713,025)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      121,198,412    (129,402,734)        11,425,452     (59,636,965)
NET ASSETS:
   Beginning of year...............      755,196,430      884,599,164       277,060,117      336,697,082
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $   876,394,842  $   755,196,430   $   288,485,569  $   277,060,117
                                     ===============  ===============   ===============  ===============

                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       396,665  $      (96,422)
   Net realized gains (losses).....        8,382,128        9,010,465
   Change in unrealized gains
     (losses) on investments.......       19,222,502     (22,543,998)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       28,001,295     (13,629,955)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,043,416        1,075,543
   Net transfers (including fixed
     account)......................      (1,076,298)        5,237,395
   Contract charges................         (29,681)         (31,438)
   Transfers for contract benefits
     and terminations..............     (15,282,437)     (15,551,351)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (15,345,000)      (9,269,851)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............       12,656,295     (22,899,806)
NET ASSETS:
   Beginning of year...............      105,118,219      128,018,025
                                     ---------------  ---------------
   End of year.....................  $   117,774,514  $   105,118,219
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     60

 The accompanying notes are an integral part of these financial statements.

                                     61

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               BHFTII NEUBERGER                BHFTII T. ROWE PRICE
                                                BERMAN GENESIS                   LARGE CAP GROWTH
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2019              2018            2019              2018
                                      ----------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (644,853)  $     (633,087)  $     (838,943)  $      (869,147)
   Net realized gains (losses)......         9,332,731        9,659,223       10,293,748        13,731,679
   Change in unrealized gains
     (losses) on investments........         4,420,655     (12,969,747)        5,985,636      (14,072,775)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        13,108,533      (3,943,611)       15,440,441       (1,210,243)
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           458,460          613,381        1,070,916           961,574
   Net transfers (including fixed
     account).......................       (1,967,500)         (41,833)        (316,569)       (1,109,986)
   Contract charges.................          (20,939)         (22,607)         (14,226)          (14,582)
   Transfers for contract benefits
     and terminations...............       (6,353,806)      (6,757,278)      (7,091,057)       (6,307,807)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,883,785)      (6,208,337)      (6,350,936)       (6,470,801)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         5,224,748     (10,151,948)        9,089,505       (7,681,044)
NET ASSETS:
   Beginning of year................        49,617,508       59,769,456       55,949,934        63,630,978
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     54,842,256  $    49,617,508  $    65,039,439  $     55,949,934
                                      ================  ===============  ===============  ================

                                            BHFTII T. ROWE PRICE         BHFTII WESTERN ASSET MANAGEMENT
                                              SMALL CAP GROWTH            STRATEGIC BOND OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,437,778)  $   (1,529,441)  $     4,238,989  $      5,408,068
   Net realized gains (losses)......       19,538,931       14,818,829          692,610           427,440
   Change in unrealized gains
     (losses) on investments........       11,645,849     (21,182,188)       10,851,072      (14,112,643)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       29,747,002      (7,892,800)       15,782,671       (8,277,135)
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,480,258        2,160,052          520,280         1,390,314
   Net transfers (including fixed
     account).......................      (3,548,248)        (575,935)      (1,017,659)           279,482
   Contract charges.................         (39,840)         (41,545)         (30,819)          (33,038)
   Transfers for contract benefits
     and terminations...............     (11,335,003)     (12,452,179)     (18,193,288)      (21,307,847)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,442,833)     (10,909,607)     (18,721,486)      (19,671,089)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       17,304,169     (18,802,407)      (2,938,815)      (27,948,224)
NET ASSETS:
   Beginning of year................       99,301,511      118,103,918      133,489,367       161,437,591
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   116,605,680  $    99,301,511  $   130,550,552  $    133,489,367
                                      ===============  ===============  ===============  ================

                                        BHFTII WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT          BNY MELLON SUSTAINABLE U.S. EQUITY
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019              2018             2019              2018
                                      ---------------  ----------------   ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       849,451  $        639,292   $       (4,932)  $       (3,453)
   Net realized gains (losses)......        (138,583)         (501,935)            22,693          106,490
   Change in unrealized gains
     (losses) on investments........        1,992,921         (457,171)           146,735        (140,260)
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,703,789         (319,814)           164,496         (37,223)
                                      ---------------  ----------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          838,256           842,085                --           37,892
   Net transfers (including fixed
     account).......................        2,545,209           509,823           (2,962)          (3,864)
   Contract charges.................         (29,479)          (31,878)              (17)             (11)
   Transfers for contract benefits
     and terminations...............     (10,030,152)       (8,411,859)           (7,981)         (21,068)
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,676,166)       (7,091,829)          (10,960)           12,949
                                      ---------------  ----------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (3,972,377)       (7,411,643)           153,536         (24,274)
NET ASSETS:
   Beginning of year................       61,098,385        68,510,028           529,454          553,728
                                      ---------------  ----------------   ---------------  ---------------
   End of year......................  $    57,126,008  $     61,098,385   $       682,990  $       529,454
                                      ===============  ================   ===============  ===============

                                         DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2019             2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         39,161  $        21,757
   Net realized gains (losses)......           854,666        1,121,500
   Change in unrealized gains
     (losses) on investments........         1,260,804      (2,881,874)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,154,631      (1,738,617)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,180          115,277
   Net transfers (including fixed
     account).......................          (53,850)        (309,574)
   Contract charges.................              (16)             (19)
   Transfers for contract benefits
     and terminations...............       (1,011,934)      (1,223,248)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (986,620)      (1,417,564)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............         1,168,011      (3,156,181)
NET ASSETS:
   Beginning of year................         8,251,064       11,407,245
                                      ----------------  ---------------
   End of year......................  $      9,419,075  $     8,251,064
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     62

 The accompanying notes are an integral part of these financial statements.

                                     63

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               DWS GOVERNMENT &
                                             AGENCY SECURITIES VIP           DWS SMALL MID CAP VALUE VIP
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          6,518  $          5,815  $       (54,227)  $       (38,921)
   Net realized gains (losses)......          (37,867)          (31,818)           174,005           697,340
   Change in unrealized gains
     (losses) on investments........            86,721           (4,860)           464,426       (1,360,304)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            55,372          (30,863)           584,204         (701,885)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --             2,077            13,913
   Net transfers (including fixed
     account).......................          (37,580)          (82,836)           117,665            65,422
   Contract charges.................             (315)             (276)             (687)             (727)
   Transfers for contract benefits
     and terminations...............         (289,577)         (109,582)         (464,908)         (279,612)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (327,472)         (192,694)         (345,853)         (201,004)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (272,100)         (223,557)           238,351         (902,889)
NET ASSETS:
   Beginning of year................         1,505,979         1,729,536         3,204,277         4,107,166
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,233,879  $      1,505,979  $      3,442,628  $      3,204,277
                                      ================  ================  ================  ================

                                                                             FIDELITY(R) VIP DYNAMIC CAPITAL
                                          FIDELITY(R) VIP CONTRAFUND                  APPRECIATION
                                                  SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,231,476)  $    (1,977,158)  $       (16,413)  $        (18,547)
   Net realized gains (losses)......        26,699,605        24,378,202           320,881            270,547
   Change in unrealized gains
     (losses) on investments........        23,932,635      (36,778,465)           117,928          (345,902)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        48,400,764      (14,377,421)           422,396           (93,902)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,559,824         2,924,364            18,999             19,102
   Net transfers (including fixed
     account).......................       (6,811,689)       (3,353,234)          (51,537)            (2,791)
   Contract charges.................          (56,436)          (59,780)             (130)              (138)
   Transfers for contract benefits
     and terminations...............      (22,120,570)      (23,728,407)         (163,837)          (226,761)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (26,428,871)      (24,217,057)         (196,505)          (210,588)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............        21,971,893      (38,594,478)           225,891          (304,490)
NET ASSETS:
   Beginning of year................       173,689,860       212,284,338         1,565,732          1,870,222
                                      ----------------  ----------------  ----------------  -----------------
   End of year......................  $    195,661,753  $    173,689,860  $      1,791,623  $       1,565,732
                                      ================  ================  ================  =================

                                         FIDELITY(R) VIP EQUITY-INCOME       FIDELITY(R) VIP FREEDOM 2020
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                           2019               2018              2019              2018
                                      ---------------   ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,505,308   $      2,087,580  $          4,761  $         1,955
   Net realized gains (losses)......       14,817,009         12,269,132            28,254           11,728
   Change in unrealized gains
     (losses) on investments........       31,354,204       (34,753,495)            44,038         (37,111)
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       47,676,521       (20,396,783)            77,053         (23,428)
                                      ---------------   ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,257,958          2,299,329            88,392           59,477
   Net transfers (including fixed
     account).......................      (4,394,709)        (2,698,990)           (6,475)           32,795
   Contract charges.................        (100,319)          (107,300)           (3,119)          (2,217)
   Transfers for contract benefits
     and terminations...............     (20,714,995)       (21,223,019)          (12,185)         (21,609)
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (22,952,065)       (21,729,980)            66,613           68,446
                                      ---------------   ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............       24,724,456       (42,126,763)           143,666           45,018
NET ASSETS:
   Beginning of year................      192,945,322        235,072,085           366,988          321,970
                                      ---------------   ----------------  ----------------  ---------------
   End of year......................  $   217,669,778   $    192,945,322  $        510,654  $       366,988
                                      ===============   ================  ================  ===============

                                        FIDELITY(R) VIP FREEDOM 2025
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2019              2018
                                      ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        13,619  $          7,220
   Net realized gains (losses)......           34,848            11,536
   Change in unrealized gains
     (losses) on investments........          165,950         (102,208)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          214,417          (83,452)
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          124,312           113,982
   Net transfers (including fixed
     account).......................          234,857           614,554
   Contract charges.................          (7,393)           (2,086)
   Transfers for contract benefits
     and terminations...............         (83,556)          (39,961)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          268,220           686,489
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............          482,637           603,037
NET ASSETS:
   Beginning of year................          942,996           339,959
                                      ---------------  ----------------
   End of year......................  $     1,425,633  $        942,996
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     64

 The accompanying notes are an integral part of these financial statements.

                                     65

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                         FIDELITY(R) VIP FREEDOM 2030       FIDELITY(R) VIP FREEDOM 2040
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2019              2018              2019              2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         10,788  $          1,576  $          1,789  $             76
   Net realized gains (losses)......            24,057            18,291            11,886             5,836
   Change in unrealized gains
     (losses) on investments........           112,540          (75,842)            33,199          (25,720)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           147,385          (55,975)            46,874          (19,808)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            79,408           111,608           134,875            55,236
   Net transfers (including fixed
     account).......................           262,912            35,663            18,883            14,474
   Contract charges.................           (2,787)           (2,406)             (362)             (187)
   Transfers for contract benefits
     and terminations...............          (15,832)          (65,944)         (115,406)          (18,767)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           323,701            78,921            37,990            50,756
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           471,086            22,946            84,864            30,948
NET ASSETS:
   Beginning of year................           563,583           540,637           157,143           126,195
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,034,669  $        563,583  $        242,007  $        157,143
                                      ================  ================  ================  ================

                                        FIDELITY(R) VIP FREEDOM 2050      FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,919  $          1,608  $    (2,811,674)  $    (4,819,953)
   Net realized gains (losses)......           20,830             4,685        90,849,361        73,600,062
   Change in unrealized gains
     (losses) on investments........           82,384          (49,967)        13,321,489     (120,518,579)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          106,133          (43,674)       101,359,176      (51,738,470)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          128,616            94,690                --            11,019
   Net transfers (including fixed
     account).......................         (20,675)           214,869         (244,290)             (109)
   Contract charges.................            (245)             (287)                --                --
   Transfers for contract benefits
     and terminations...............        (109,529)           (8,589)      (28,163,560)      (29,209,742)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (1,833)           300,683      (28,407,850)      (29,198,832)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          104,300           257,009        72,951,326      (80,937,302)
NET ASSETS:
   Beginning of year................          371,752           114,743       570,284,109       651,221,411
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $       476,052  $        371,752  $    643,235,435  $    570,284,109
                                      ===============  ================  ================  ================

                                          FIDELITY(R) VIP HIGH INCOME          FIDELITY(R) VIP MID CAP
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2019              2018             2019              2018
                                      ----------------  ----------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        609,350  $        713,334  $   (1,418,982)  $    (2,371,014)
   Net realized gains (losses)......         (184,796)         (243,978)       24,625,760        27,276,471
   Change in unrealized gains
     (losses) on investments........         1,644,233       (1,213,210)       18,670,357      (62,570,723)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,068,787         (743,854)       41,877,135      (37,665,266)
                                      ----------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           167,909           186,660        4,448,372         4,799,782
   Net transfers (including fixed
     account).......................         (525,826)            63,962      (3,256,769)       (3,982,356)
   Contract charges.................           (8,672)           (9,747)         (56,117)          (63,553)
   Transfers for contract benefits
     and terminations...............       (1,454,547)       (2,223,316)     (22,437,248)      (25,961,519)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,821,136)       (1,982,441)     (21,301,762)      (25,207,646)
                                      ----------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............           247,651       (2,726,295)       20,575,373      (62,872,912)
NET ASSETS:
   Beginning of year................        15,648,435        18,374,730      200,990,838       263,863,750
                                      ----------------  ----------------  ---------------  ----------------
   End of year......................  $     15,896,086  $     15,648,435  $   221,566,211  $    200,990,838
                                      ================  ================  ===============  ================

                                          FTVIPT FRANKLIN INCOME VIP
                                                  SUBACCOUNT
                                      ---------------------------------
                                            2019              2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        549,014  $       543,510
   Net realized gains (losses)......           399,052          205,006
   Change in unrealized gains
     (losses) on investments........         1,122,077      (1,747,573)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         2,070,143        (999,057)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            23,862           43,791
   Net transfers (including fixed
     account).......................           181,587         (82,211)
   Contract charges.................           (3,175)          (3,374)
   Transfers for contract benefits
     and terminations...............       (2,280,766)      (2,561,484)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (2,078,492)      (2,603,278)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............           (8,349)      (3,602,335)
NET ASSETS:
   Beginning of year................        15,473,523       19,075,858
                                      ----------------  ---------------
   End of year......................  $     15,465,174  $    15,473,523
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     66

 The accompanying notes are an integral part of these financial statements.

                                     67

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                               FTVIPT FRANKLIN                FTVIPT FRANKLIN RISING
                                              MUTUAL SHARES VIP                    DIVIDENDS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ----------------------------------
                                            2019             2018              2019              2018
                                      ---------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        20,480  $         96,733  $       (89,871)  $       (92,526)
   Net realized gains (losses)......        1,244,706           716,190         2,370,411         1,479,237
   Change in unrealized gains
     (losses) on investments........          918,351       (2,142,879)           776,773       (2,238,427)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,183,537       (1,329,956)         3,057,313         (851,716)
                                      ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           38,863            10,966             6,201            18,364
   Net transfers (including fixed
     account).......................         (13,287)           157,076          (39,705)         (581,735)
   Contract charges.................          (4,838)           (5,339)           (3,342)           (3,608)
   Transfers for contract benefits
     and terminations...............      (1,656,295)       (1,781,366)       (1,871,508)       (1,405,101)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,635,557)       (1,618,663)       (1,908,354)       (1,972,080)
                                      ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............          547,980       (2,948,619)         1,148,959       (2,823,796)
NET ASSETS:
   Beginning of year................       11,189,550        14,138,169        12,059,825        14,883,621
                                      ---------------  ----------------  ----------------  ----------------
   End of year......................  $    11,737,530  $     11,189,550  $     13,208,784  $     12,059,825
                                      ===============  ================  ================  ================

                                               FTVIPT FRANKLIN              FTVIPT TEMPLETON DEVELOPING
                                          SMALL-MID CAP GROWTH VIP                  MARKETS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2019            2018             2019              2018
                                      ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (387,633)  $     (406,349)  $      (28,002)  $       (56,702)
   Net realized gains (losses)......        2,797,767        2,147,876            1,420            21,747
   Change in unrealized gains
     (losses) on investments........        3,213,260      (3,100,867)        3,419,756       (3,020,054)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,623,394      (1,359,340)        3,393,174       (3,055,009)
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          134,506          131,270          555,445           604,922
   Net transfers (including fixed
     account).......................        (145,809)        (366,311)        (478,272)         (146,279)
   Contract charges.................          (5,830)          (6,102)          (6,434)           (6,978)
   Transfers for contract benefits
     and terminations...............      (2,686,620)      (2,742,187)      (2,036,776)       (2,114,460)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,703,753)      (2,983,330)      (1,966,037)       (1,662,795)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        2,919,641      (4,342,670)        1,427,137       (4,717,804)
NET ASSETS:
   Beginning of year................       19,886,572       24,229,242       14,319,195        19,036,999
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    22,806,213  $    19,886,572  $    15,746,332  $     14,319,195
                                      ===============  ===============  ===============  ================

                                        FTVIPT TEMPLETON FOREIGN VIP            INVESCO V.I. COMSTOCK
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2019              2018              2019              2018
                                      ---------------  ----------------  ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (21,634)  $        456,473  $         12,181  $       (2,104)
   Net realized gains (losses)......         (46,581)           255,216           582,127          753,737
   Change in unrealized gains
     (losses) on investments........        4,401,217       (9,744,281)           221,643      (1,325,843)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,333,002       (9,032,592)           815,951        (574,210)
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          375,072           399,215               899               --
   Net transfers (including fixed
     account).......................          813,560         2,476,863            62,950        (255,710)
   Contract charges.................          (7,845)           (9,086)             (408)            (420)
   Transfers for contract benefits
     and terminations...............      (5,605,999)       (6,049,646)         (494,916)        (466,434)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (4,425,212)       (3,182,654)         (431,475)        (722,564)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............         (92,210)      (12,215,246)           384,476      (1,296,774)
NET ASSETS:
   Beginning of year................       43,703,190        55,918,436         3,687,615        4,984,389
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $    43,610,980  $     43,703,190  $      4,072,091  $     3,687,615
                                      ===============  ================  ================  ===============

                                       INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2019              2018
                                      ----------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          3,821  $       (3,174)
   Net realized gains (losses)......            81,640          148,583
   Change in unrealized gains
     (losses) on investments........            71,429        (225,835)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           156,890         (80,426)
                                      ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             1,996               --
   Net transfers (including fixed
     account).......................            30,473        (211,494)
   Contract charges.................              (38)             (42)
   Transfers for contract benefits
     and terminations...............         (120,348)         (79,230)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (87,917)        (290,766)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............            68,973        (371,192)
NET ASSETS:
   Beginning of year................           740,498        1,111,690
                                      ----------------  ---------------
   End of year......................  $        809,471  $       740,498
                                      ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     68

 The accompanying notes are an integral part of these financial statements.

                                     69

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                        INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        247,426  $        130,140  $         25,709  $          6,727
   Net realized gains (losses)......         3,954,709         3,522,415          (12,709)          (62,042)
   Change in unrealized gains
     (losses) on investments........         2,371,610       (8,606,299)           203,379          (51,641)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         6,573,745       (4,953,744)           216,379         (106,956)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            66,127           251,988             2,368                --
   Net transfers (including fixed
     account).......................           464,139            29,290            35,399         (135,154)
   Contract charges.................          (14,598)          (15,565)             (793)             (775)
   Transfers for contract benefits
     and terminations...............       (5,860,142)       (5,914,042)         (655,914)       (1,044,574)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,344,474)       (5,648,329)         (618,940)       (1,180,503)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         1,229,271      (10,602,073)         (402,561)       (1,287,459)
NET ASSETS:
   Beginning of year................        38,404,499        49,006,572         5,682,200         6,969,659
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     39,633,770  $     38,404,499  $      5,279,639  $      5,682,200
                                      ================  ================  ================  ================

                                        INVESCO V.I. MANAGED VOLATILITY       INVESCO V.I. S&P 500 INDEX
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2019              2018              2019               2018
                                      ----------------  ----------------  ----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (7,545)  $        (4,680)  $       (29,761)  $         (5,909)
   Net realized gains (losses)......           (4,951)            19,668           364,746            286,486
   Change in unrealized gains
     (losses) on investments........           174,340         (179,700)           481,048          (617,581)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           161,844         (164,712)           816,033          (337,004)
                                      ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --                --             12,200
   Net transfers (including fixed
     account).......................         (116,277)             5,589           148,108          1,545,035
   Contract charges.................             (342)             (335)             (175)              (219)
   Transfers for contract benefits
     and terminations...............         (106,528)         (138,667)         (184,353)          (107,888)
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (223,147)         (133,413)          (36,420)          1,449,128
                                      ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets...............          (61,303)         (298,125)           779,613          1,112,124
NET ASSETS:
   Beginning of year................         1,089,586         1,387,711         2,944,765          1,832,641
                                      ----------------  ----------------  ----------------  -----------------
   End of year......................  $      1,028,283  $      1,089,586  $      3,724,378  $       2,944,765
                                      ================  ================  ================  =================

                                           JANUS HENDERSON ENTERPRISE        JANUS HENDERSON GLOBAL RESEARCH
                                                   SUBACCOUNT                          SUBACCOUNT
                                      -----------------------------------  -----------------------------------
                                            2019               2018              2019               2018
                                      ----------------  -----------------  ----------------   ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (183,972)  $       (178,905)  $          1,056   $          2,545
   Net realized gains (losses)......         1,806,320          1,774,432           120,563             12,001
   Change in unrealized gains
     (losses) on investments........         2,286,054        (1,732,020)             3,718           (60,782)
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         3,908,402          (136,493)           125,337           (46,236)
                                      ----------------  -----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           272,807            243,736            27,935             30,920
   Net transfers (including fixed
     account).......................           223,360          (160,431)          (27,835)           (13,366)
   Contract charges.................           (1,221)            (1,178)             (196)                (5)
   Transfers for contract benefits
     and terminations...............       (1,339,337)        (1,900,594)         (217,198)            (8,794)
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (844,391)        (1,818,467)         (217,294)              8,755
                                      ----------------  -----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............         3,064,011        (1,954,960)          (91,957)           (37,481)
NET ASSETS:
   Beginning of year................        11,953,242         13,908,202           540,551            578,032
                                      ----------------  -----------------  ----------------   ----------------
   End of year......................  $     15,017,253  $      11,953,242  $        448,594   $        540,551
                                      ================  =================  ================   ================

                                           JANUS HENDERSON OVERSEAS
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2019              2018
                                      ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        137,782  $        103,798
   Net realized gains (losses)......       (1,243,911)       (1,129,024)
   Change in unrealized gains
     (losses) on investments........         7,078,999       (3,926,288)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         5,972,870       (4,951,514)
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           929,736         1,113,171
   Net transfers (including fixed
     account).......................         (937,327)         (626,226)
   Contract charges.................          (12,612)          (13,988)
   Transfers for contract benefits
     and terminations...............       (3,206,574)       (3,505,470)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,226,777)       (3,032,513)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............         2,746,093       (7,984,027)
NET ASSETS:
   Beginning of year................        25,260,443        33,244,470
                                      ----------------  ----------------
   End of year......................  $     28,006,536  $     25,260,443
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     70

 The accompanying notes are an integral part of these financial statements.

                                     71

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                       LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH                    APPRECIATION
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019              2018             2019            2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (1,711,663)  $   (3,173,268)  $     (480,227)  $     (845,697)
   Net realized gains (losses).....       15,020,624       35,780,431       29,284,951       24,969,013
   Change in unrealized gains
     (losses) on investments.......       46,384,873     (60,443,753)       28,734,229     (30,758,377)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       59,693,834     (27,836,590)       57,538,953      (6,635,061)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,871,683        1,779,322          749,013          641,003
   Net transfers (including fixed
     account)......................        (340,197)      (4,334,443)      (3,287,451)      (2,796,105)
   Contract charges................        (125,211)        (135,875)        (110,391)        (115,877)
   Transfers for contract benefits
     and terminations..............     (30,008,184)     (36,454,006)     (28,548,323)     (29,694,456)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (28,601,909)     (39,145,002)     (31,197,152)     (31,965,435)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       31,091,925     (66,981,592)       26,341,801     (38,600,496)
NET ASSETS:
   Beginning of year...............      269,466,054      336,447,646      218,901,424      257,501,920
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   300,557,979  $   269,466,054  $   245,243,225  $   218,901,424
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY                 LARGE CAP GROWTH
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ---------------  ---------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (408,866)  $     (390,987)  $   (1,151,461)  $    (1,249,376)
   Net realized gains (losses).....       11,170,073       10,580,687        9,465,384         8,003,769
   Change in unrealized gains
     (losses) on investments.......        9,911,068     (15,624,160)       16,630,194       (7,357,704)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       20,672,275      (5,434,460)       24,944,117         (603,311)
                                     ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,095,766          500,557          849,434           706,494
   Net transfers (including fixed
     account)......................      (1,086,469)        (963,277)        (245,272)       (1,102,199)
   Contract charges................         (24,499)         (26,140)         (21,744)          (22,215)
   Transfers for contract benefits
     and terminations..............     (10,990,785)     (11,886,510)     (10,600,656)      (11,501,915)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,005,987)     (12,375,370)     (10,018,238)      (11,919,835)
                                     ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
       in net assets...............        9,666,288     (17,809,830)       14,925,879      (12,523,146)
NET ASSETS:
   Beginning of year...............       74,936,378       92,746,208       85,877,435        98,400,581
                                     ---------------  ---------------  ---------------  ----------------
   End of year.....................  $    84,602,666  $    74,936,378  $   100,803,314  $     85,877,435
                                     ===============  ===============  ===============  ================

                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP VALUE                        MID CAP
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2019              2018             2019             2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       262,714  $         42,447  $     (325,680)  $     (381,315)
   Net realized gains (losses).....        8,927,371        10,243,553        1,586,854        1,549,216
   Change in unrealized gains
     (losses) on investments.......       13,891,371      (20,521,882)        6,078,354      (5,276,434)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       23,081,456      (10,235,882)        7,339,528      (4,108,533)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          254,697           325,689           33,616           27,743
   Net transfers (including fixed
     account)......................        (960,835)       (1,743,048)         (70,892)            2,159
   Contract charges................         (35,042)          (37,832)          (7,500)          (7,838)
   Transfers for contract benefits
     and terminations..............     (12,672,196)      (12,185,543)      (3,597,499)      (3,015,672)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,413,376)      (13,640,734)      (3,642,275)      (2,993,608)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        9,668,080      (23,876,616)        3,697,253      (7,102,141)
NET ASSETS:
   Beginning of year...............       89,737,968       113,614,584       25,013,906       32,116,047
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $    99,406,048  $     89,737,968  $    28,711,159  $    25,013,906
                                     ===============  ================  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2019              2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (742,019)  $     (790,809)
   Net realized gains (losses).....        6,889,198        8,852,481
   Change in unrealized gains
     (losses) on investments.......        4,350,661      (6,704,144)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       10,497,840        1,357,528
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          505,738          419,406
   Net transfers (including fixed
     account)......................        (528,800)         (25,250)
   Contract charges................         (12,180)         (13,316)
   Transfers for contract benefits
     and terminations..............      (4,936,658)      (5,766,560)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,971,900)      (5,385,720)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        5,525,940      (4,028,192)
NET ASSETS:
   Beginning of year...............       43,386,308       47,414,500
                                     ---------------  ---------------
   End of year.....................  $    48,912,248  $    43,386,308
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     72

 The accompanying notes are an integral part of these financial statements.

                                     73

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                           LMPVET QS VARIABLE
                                           CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       233,219  $       400,927  $        12,520  $       224,451
   Net realized gains (losses).....        1,505,729        2,051,849          876,445        1,219,299
   Change in unrealized gains
     (losses) on investments.......        3,667,721      (4,669,710)        2,483,564      (3,216,412)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        5,406,669      (2,216,934)        3,372,529      (1,772,662)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          105,596           87,254           46,368           43,063
   Net transfers (including fixed
     account)......................        1,673,326        (716,856)        (144,544)         (87,240)
   Contract charges................         (18,951)         (20,553)         (16,018)         (17,581)
   Transfers for contract benefits
     and terminations..............      (5,042,755)      (4,568,958)      (2,864,126)      (2,683,104)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,282,784)      (5,219,113)      (2,978,320)      (2,744,862)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        2,123,885      (7,436,047)          394,209      (4,517,524)
NET ASSETS:
   Beginning of year...............       35,760,148       43,196,195       17,063,862       21,581,386
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    37,884,033  $    35,760,148  $    17,458,071  $    17,063,862
                                     ===============  ===============  ===============  ===============

                                           LMPVET QS VARIABLE
                                             MODERATE GROWTH             LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2019             2018              2019             2018
                                     ---------------  ---------------  ---------------   ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        58,892  $       284,296  $     1,347,939   $       963,590
   Net realized gains (losses).....        1,322,756        1,579,728        (795,540)       (1,119,978)
   Change in unrealized gains
     (losses) on investments.......        3,059,031      (3,918,663)        4,222,197       (1,998,150)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        4,440,679      (2,054,639)        4,774,596       (2,154,538)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           57,364          442,616          153,921           108,134
   Net transfers (including fixed
     account)......................         (46,397)         (60,655)        1,049,806           905,736
   Contract charges................         (19,848)         (21,354)         (13,855)          (14,258)
   Transfers for contract benefits
     and terminations..............      (2,993,455)      (3,016,958)      (7,195,632)       (7,079,147)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,002,336)      (2,656,351)      (6,005,760)       (6,079,535)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        1,438,343      (4,710,990)      (1,231,164)       (8,234,073)
NET ASSETS:
   Beginning of year...............       24,860,029       29,571,019       48,591,233        56,825,306
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    26,298,372  $    24,860,029  $    47,360,069   $    48,591,233
                                     ===============  ===============  ===============   ===============

                                       LMPVIT WESTERN ASSET VARIABLE
                                          GLOBAL HIGH YIELD BOND            MORGAN STANLEY VIF GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2019             2018             2019             2018
                                     ---------------  ----------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       126,378  $        152,994  $     (160,298)  $     (139,705)
   Net realized gains (losses).....        (114,981)          (85,568)          954,057        1,808,007
   Change in unrealized gains
     (losses) on investments.......          482,168         (354,138)        1,281,567      (1,222,634)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          493,565         (286,712)        2,075,326          445,668
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           15,525             1,087           16,774               --
   Net transfers (including fixed
     account)......................        (302,416)         (136,552)          872,691           13,569
   Contract charges................            (326)             (346)            (674)            (602)
   Transfers for contract benefits
     and terminations..............        (805,592)         (651,721)        (848,147)        (537,129)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,092,809)         (787,532)           40,644        (524,162)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (599,244)       (1,074,244)        2,115,970         (78,494)
NET ASSETS:
   Beginning of year...............        4,432,351         5,506,595        7,029,706        7,108,200
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     3,833,107  $      4,432,351  $     9,145,676  $     7,029,706
                                     ===============  ================  ===============  ===============

                                         PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2019             2018
                                     ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (98,316)  $     (215,679)
   Net realized gains (losses).....          562,617        1,331,935
   Change in unrealized gains
     (losses) on investments.......        2,645,603      (4,495,008)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        3,109,904      (3,378,752)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           66,387           27,526
   Net transfers (including fixed
     account)......................         (64,458)           57,610
   Contract charges................          (5,347)          (5,912)
   Transfers for contract benefits
     and terminations..............      (1,872,657)      (3,301,851)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,876,075)      (3,222,627)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        1,233,829      (6,601,379)
NET ASSETS:
   Beginning of year...............       12,504,657       19,106,036
                                     ---------------  ---------------
   End of year.....................  $    13,738,486  $    12,504,657
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     74

 The accompanying notes are an integral part of these financial statements.

                                     75

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018

                                                                                                      TAP 1919 VARIABLE SOCIALLY
                                                                PIONEER VCT REAL ESTATE SHARES            RESPONSIVE BALANCED
                                                                          SUBACCOUNT                          SUBACCOUNT
                                                              ----------------------------------  ----------------------------------
                                                                    2019              2018              2019              2018
                                                              ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).............................  $        (2,324)  $         27,517  $      (104,079)  $      (106,466)
   Net realized gains (losses)..............................         1,217,506           311,079         1,813,434         3,255,991
   Change in unrealized gains
     (losses) on investments................................            32,532         (884,649)         5,874,357       (3,761,011)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.....................................         1,247,714         (546,053)         7,583,712         (611,486)
                                                              ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...................................            26,697            16,484           395,003           331,151
   Net transfers (including fixed
     account)...............................................         (141,825)           (3,849)           291,011         (106,373)
   Contract charges.........................................           (2,315)           (2,350)          (21,019)          (22,368)
   Transfers for contract benefits
     and terminations.......................................         (869,563)         (713,764)       (3,076,918)       (3,575,483)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..........................         (987,006)         (703,479)       (2,411,923)       (3,373,073)
                                                              ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.......................................           260,708       (1,249,532)         5,171,789       (3,984,559)
NET ASSETS:
   Beginning of year........................................         5,099,045         6,348,577        31,150,846        35,135,405
                                                              ----------------  ----------------  ----------------  ----------------
   End of year..............................................  $      5,359,753  $      5,099,045  $     36,322,635  $     31,150,846
                                                              ================  ================  ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.

 The accompanying notes are an integral part of these financial statements.

                                     76

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

Brighthouse Separate Account Eleven for Variable Annuities (the "Separate
Account"), a separate account of Brighthouse Life Insurance Company (the
"Company"), was established by the Board of Directors of MetLife Insurance
Company of Connecticut ("MICC") on November 14, 2002 to support MICC's operations with respect to certain variable annuity contracts (the
"Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse
Financial, Inc., a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that have historically operated a substantial portion of MetLife,
Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange
Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each
Subaccount invests in shares of the corresponding fund, portfolio or series
(with the same name) of registered investment management companies (the
"Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Franklin Templeton Variable Insurance Products Trust
AIM Variable Insurance Funds (Invesco Variable                 ("FTVIPT")
   Insurance Funds) ("Invesco V.I.")                         Janus Aspen Series ("Janus Aspen")
American Funds Insurance Series(R) ("American                Legg Mason Partners Variable Equity Trust
   Funds(R)")                                                  ("LMPVET")
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.           Legg Mason Partners Variable Income Trust
Brighthouse Funds Trust I ("BHFTI")*                           ("LMPVIT")
Brighthouse Funds Trust II ("BHFTII")*                       Morgan Stanley Variable Insurance Fund, Inc.
Delaware VIP Trust ("Delaware VIP")                            ("Morgan Stanley VIF")
Deutsche DWS Variable Series II ("DWS")                      Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")
* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate
Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

2.  LIST OF SUBACCOUNTS

A. Purchase payments, less any applicable charges applied to the Separate
Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2019:

AB VPS Global Thematic Growth Subaccount               BHFTI American Funds(R) Growth Allocation
Alger Capital Appreciation Subaccount                     Subaccount
American Funds(R) Bond Subaccount                      BHFTI American Funds(R) Moderate Allocation
American Funds(R) Global Growth Subaccount                Subaccount
American Funds(R) Global Small Capitalization          BHFTI BlackRock High Yield Subaccount (a)
   Subaccount                                          BHFTI Brighthouse Asset Allocation 100 Subaccount
American Funds(R) Growth Subaccount                    BHFTI Brighthouse Small Cap Value Subaccount (a)
American Funds(R) Growth-Income Subaccount             BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI American Funds(R) Balanced Allocation               Equity Subaccount (a)
   Subaccount

                                     77

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. LIST OF SUBACCOUNTS -- (CONTINUED)

BHFTI Brighthouse/Eaton Vance Floating Rate              BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
   Subaccount                                            BHFTII T. Rowe Price Small Cap Growth Subaccount
BHFTI Brighthouse/Wellington Large Cap Research          BHFTII Western Asset Management Strategic Bond
   Subaccount                                              Opportunities Subaccount (a)
BHFTI Clarion Global Real Estate Subaccount (a)          BHFTII Western Asset Management U.S. Government
BHFTI Harris Oakmark International Subaccount              Subaccount
BHFTI Invesco Comstock Subaccount (a)                    BNY Mellon Sustainable U.S. Equity Subaccount
BHFTI Invesco Global Equity Subaccount (a)               Delaware VIP Small Cap Value Subaccount
BHFTI Invesco Small Cap Growth Subaccount (a)            DWS Government & Agency Securities VIP
BHFTI JPMorgan Small Cap Value Subaccount                  Subaccount
BHFTI Loomis Sayles Global Allocation Subaccount         DWS Small Mid Cap Value VIP Subaccount
BHFTI Loomis Sayles Growth Subaccount (a)                Fidelity(R) VIP Contrafund Subaccount (a)
BHFTI MetLife Multi-Index Targeted Risk Subaccount       Fidelity(R) VIP Dynamic Capital Appreciation
BHFTI MFS(R) Research International Subaccount             Subaccount
BHFTI Morgan Stanley Discovery Subaccount (a)            Fidelity(R) VIP Equity-Income Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)      Fidelity(R) VIP Freedom 2020 Subaccount
BHFTI PIMCO Total Return Subaccount                      Fidelity(R) VIP Freedom 2025 Subaccount
BHFTI Schroders Global Multi-Asset Subaccount            Fidelity(R) VIP Freedom 2030 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount              Fidelity(R) VIP Freedom 2040 Subaccount
BHFTI SSGA Growth ETF Subaccount                         Fidelity(R) VIP Freedom 2050 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)       Fidelity(R) VIP FundsManager 60% Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount            Fidelity(R) VIP High Income Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount (a)      Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount (a)              FTVIPT Franklin Income VIP Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)     FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII BlackRock Ultra-Short Term Bond                   FTVIPT Franklin Rising Dividends VIP Subaccount
   Subaccount (a)                                        FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 20 Subaccount          Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount        FTVIPT Templeton Developing Markets VIP
BHFTII Brighthouse Asset Allocation 60 Subaccount          Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount        FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value                 Invesco V.I. Comstock Subaccount
   Subaccount                                            Invesco V.I. Diversified Dividend Subaccount
BHFTII Brighthouse/Dimensional International Small       Invesco V.I. Equity and Income Subaccount
   Company Subaccount                                    Invesco V.I. Government Securities Subaccount (a)
BHFTII Brighthouse/Wellington Balanced Subaccount (a)    Invesco V.I. Managed Volatility Subaccount
BHFTII Brighthouse/Wellington Core Equity                Invesco V.I. S&P 500 Index Subaccount
   Opportunities Subaccount (a)                          Janus Henderson Enterprise Subaccount
BHFTII Frontier Mid Cap Growth Subaccount (a)            Janus Henderson Global Research Subaccount
BHFTII Jennison Growth Subaccount (a)                    Janus Henderson Overseas Subaccount
BHFTII Loomis Sayles Small Cap Core Subaccount           LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife Aggregate Bond Index Subaccount             Subaccount (a)
BHFTII MetLife Mid Cap Stock Index Subaccount (a)        LMPVET ClearBridge Variable Appreciation
BHFTII MetLife MSCI EAFE(R) Index Subaccount               Subaccount
BHFTII MetLife Russell 2000(R) Index Subaccount          LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Subaccount (a)                  Subaccount (a)
BHFTII MFS(R) Total Return Subaccount (a)                LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS(R) Value Subaccount (a)                         Subaccount
BHFTII Neuberger Berman Genesis Subaccount (a)

                                     78

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2.  LIST OF SUBACCOUNTS -- (CONCLUDED)

LMPVET ClearBridge Variable Large Cap Value           LMPVIT Western Asset Core Plus Subaccount
   Subaccount                                         LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Mid Cap Subaccount          Bond Subaccount
LMPVET ClearBridge Variable Small Cap Growth          Morgan Stanley VIF Growth Subaccount
   Subaccount                                         Pioneer VCT Mid Cap Value Subaccount
LMPVET QS Variable Conservative Growth                Pioneer VCT Real Estate Shares Subaccount
   Subaccount                                         TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Growth Subaccount                    Subaccount
LMPVET QS Variable Moderate Growth Subaccount
(a) This Sub-Account may invest in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Investment Options had no net assets as of December 31,
2019:

Fidelity(R) VIP Government Money Market Subaccount

3.  PORTFOLIO CHANGES

The following Subaccounts ceased operations during the year ended December 31,
2019:

Morgan Stanley VIS Multi Cap Growth Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2019:

NAME CHANGES:

Former Name                                               New Name

BHFTI Loomis Sayles Global Markets Portfolio              BHFTI Loomis Sayles Global Allocation Portfolio
BHFTI ClearBridge Aggressive Growth Portfolio             BHFTI Loomis Sayles Growth Portfolio
BHFTI Morgan Stanley Mid Cap Growth Portfolio             BHFTI Morgan Stanley Discovery Portfolio
BHFTI Oppenheimer Global Equity Portfolio                 BHFTI Invesco Global Equity Portfolio
Dreyfus Sustainable U.S. Equity Portfolio                 BNY Mellon Sustainable U.S. Equity Portfolio
TRUST NAME CHANGE:

Former Name                                                New Name

The Dreyfus Sustainable U.S. Equity Portfolio, Inc.        BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
MERGER:

Former Portfolio                                        New Portfolio

Morgan Stanley VIS Multi Cap Growth Portfolio           Morgan Stanley VIF Growth Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP")
applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial
Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946,
INVESTMENT COMPANIES.

                                     79

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a fund, portfolio or series of the
Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The
Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC").
Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the
Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the
Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable
Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the
Separate Account or into or out of the fixed account, which is part of the
Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

                                     80

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the
      Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the
      Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the
      Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the
      Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the
      Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your
      Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2019:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------
      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.
      Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

                                     81

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)

Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain Contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9%
if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC
("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                                     82

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS

                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2019               DECEMBER 31, 2019
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------

     AB VPS Global Thematic Growth Subaccount...................         11,808           201,774           24,021           40,341
     Alger Capital Appreciation Subaccount......................         29,664         1,889,851          307,217          753,219
     American Funds(R) Bond Subaccount..........................        331,542         3,563,258          433,956          603,148
     American Funds(R) Global Growth Subaccount.................      3,072,929        70,474,265        8,035,279       14,510,268
     American Funds(R) Global Small Capitalization Subaccount...         65,501         1,340,971          135,963          245,094
     American Funds(R) Growth Subaccount........................      2,969,295       186,551,853       28,735,783       37,502,084
     American Funds(R) Growth-Income Subaccount.................      3,694,305       151,014,189       23,691,774       28,137,522
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        433,193         4,289,587          692,393        1,186,166
     BHFTI American Funds(R) Growth Allocation Subaccount.......        447,000         4,270,989          719,488          621,519
     BHFTI American Funds(R) Moderate Allocation Subaccount.....        303,967         2,999,673          463,701          517,630
     BHFTI BlackRock High Yield Subaccount......................      8,504,847        67,243,083        9,662,078       13,745,374
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      5,027,007        56,496,340        9,205,810        5,889,478
     BHFTI Brighthouse Small Cap Value Subaccount...............      5,657,845        86,578,466       10,259,866       14,761,201
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      2,963,192        29,675,058        1,908,637        6,795,065
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        395,439         4,073,630          496,398          344,110
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................      2,559,805        30,624,675        5,471,120        5,314,237
     BHFTI Clarion Global Real Estate Subaccount................      3,893,576        47,847,022        3,508,146        8,724,517
     BHFTI Harris Oakmark International Subaccount..............      3,500,502        50,655,018        7,828,035        8,576,764
     BHFTI Invesco Comstock Subaccount..........................     10,790,510       123,390,430       22,122,774       20,656,521
     BHFTI Invesco Global Equity Subaccount.....................     13,530,649       242,683,806       44,885,431       39,578,673
     BHFTI Invesco Small Cap Growth Subaccount..................        992,214        14,194,064        3,247,374        3,031,147
     BHFTI JPMorgan Small Cap Value Subaccount..................        569,295         8,705,534        1,814,926        2,117,379
     BHFTI Loomis Sayles Global Allocation Subaccount...........      7,173,309        90,060,949       13,854,207       17,534,491
     BHFTI Loomis Sayles Growth Subaccount......................     26,512,566       385,175,674       65,566,041       56,193,588
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........         11,477           140,540           33,594            2,222
     BHFTI MFS(R) Research International Subaccount.............      3,880,876        43,790,115        3,766,335        8,664,187
     BHFTI Morgan Stanley Discovery Subaccount..................        459,907         7,335,428        2,600,473        2,970,039
     BHFTI PIMCO Inflation Protected Bond Subaccount............      3,863,198        40,548,942        3,982,805        7,601,026
     BHFTI PIMCO Total Return Subaccount........................     11,493,748       129,601,233        8,746,343       24,892,401
     BHFTI Schroders Global Multi-Asset Subaccount..............          6,523            80,465           30,418            1,820
     BHFTI SSGA Growth and Income ETF Subaccount................      8,291,853        89,781,887        7,863,622       10,806,590
     BHFTI SSGA Growth ETF Subaccount...........................     11,474,269       124,187,595       11,757,945       12,160,752
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,737,900       330,370,542       49,592,105       46,821,461
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        160,961         1,575,087          431,893          215,597
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,745,340        31,673,405        2,107,252        5,316,697
     BHFTII BlackRock Bond Income Subaccount....................        976,366       102,589,075       12,650,406       18,248,058
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,669,657       136,677,429       37,831,672       30,999,526
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,667,928       167,689,764       37,729,381       37,548,801
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,324,707        14,574,682        2,612,408        4,053,422
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      4,624,640        52,654,640        6,604,128        9,742,897
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     33,832,538       399,568,822       47,826,044       52,297,012
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     44,580,340       570,441,345       80,671,692       61,826,707
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          6,721         1,290,390          189,445          146,558
     BHFTII Brighthouse/Dimensional International Small Company
       Subaccount...............................................         63,177           839,013          103,394          109,244
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,252,120       187,436,605       20,593,076       28,514,454
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,235,161        99,477,653       14,437,996       21,651,609
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,062,778        61,027,000       11,764,429       11,767,953
     BHFTII Jennison Growth Subaccount..........................     26,364,425       357,639,859       65,569,664       51,384,750
     BHFTII Loomis Sayles Small Cap Core Subaccount.............          6,654         1,669,651          213,957          158,719
     BHFTII MetLife Aggregate Bond Index Subaccount.............      4,464,085        48,446,810        2,797,914        7,805,243

                                     83

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)

                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019             DECEMBER 31, 2019
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------

     BHFTII MetLife Mid Cap Stock Index Subaccount...............        924,653       15,522,014       3,491,219         3,956,968
     BHFTII MetLife MSCI EAFE(R) Index Subaccount................      3,203,276       48,267,622       2,445,767         5,443,146
     BHFTII MetLife Russell 2000(R) Index Subaccount.............      4,920,700       79,088,649      12,558,523        14,154,216
     BHFTII MetLife Stock Index Subaccount.......................     15,680,460      600,312,080      85,321,943       107,858,701
     BHFTII MFS(R) Total Return Subaccount.......................      1,688,788      249,505,575      22,063,569        45,422,681
     BHFTII MFS(R) Value Subaccount..............................      7,176,883      106,155,068      12,666,385        20,050,251
     BHFTII Neuberger Berman Genesis Subaccount..................      2,652,653       44,191,721       8,934,497         9,996,341
     BHFTII T. Rowe Price Large Cap Growth Subaccount............      2,907,253       59,058,714      12,480,860        10,072,891
     BHFTII T. Rowe Price Small Cap Growth Subaccount............      5,214,924       92,926,999      18,921,247        16,357,325
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................      9,478,082      123,353,765      13,778,724        28,261,248
     BHFTII Western Asset Management U.S. Government
       Subaccount................................................      4,820,761       57,223,231       5,375,281        11,202,002
     BNY Mellon U.S. Equity Subaccount...........................         17,644          553,282          37,343            33,118
     Delaware VIP Small Cap Value Subaccount.....................        245,929        7,852,993         989,001         1,207,714
     DWS Government & Agency Securities VIP Subaccount...........        109,290        1,308,577         136,578           457,532
     DWS Small Mid Cap Value VIP Subaccount......................        251,839        3,692,463         494,343           654,461
     Fidelity(R) VIP Contrafund Subaccount.......................      5,402,094      155,747,784      27,407,300        33,680,099
     Fidelity(R) VIP Dynamic Capital Appreciation Subaccount.....        140,630        1,496,765         328,228           246,988
     Fidelity(R) VIP Equity-Income Subaccount....................      9,162,027      192,473,739      18,892,380        26,784,883
     Fidelity(R) VIP Freedom 2020 Subaccount.....................         36,685          492,894         549,460           455,540
     Fidelity(R) VIP Freedom 2025 Subaccount.....................         93,730        1,334,599         438,904           126,919
     Fidelity(R) VIP Freedom 2030 Subaccount.....................         68,115          959,794         380,280            22,572
     Fidelity(R) VIP Freedom 2040 Subaccount.....................         10,545          217,421         164,173           118,479
     Fidelity(R) VIP Freedom 2050 Subaccount.....................         23,143          435,478         162,915           148,427
     Fidelity(R) VIP FundsManager 60% Subaccount.................     63,062,301      693,509,563     105,862,279        40,723,474
     Fidelity(R) VIP High Income Subaccount......................      2,927,456       17,079,942       1,033,856         2,245,643
     Fidelity(R) VIP Mid Cap Subaccount..........................      6,978,464      210,016,158      31,204,635        29,182,286
     FTVIPT Franklin Income VIP Subaccount.......................        972,042       14,536,828       1,850,002         3,128,852
     FTVIPT Franklin Mutual Shares VIP Subaccount................        624,005       11,050,723       1,406,573         1,892,758
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        489,402       11,224,894       2,440,348         2,426,282
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,319,042       24,634,664       3,640,265         3,571,880
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,470,246       14,120,805         672,315         2,666,374
     FTVIPT Templeton Foreign VIP Subaccount.....................      3,130,724       43,967,703       3,601,920         7,596,830
     Invesco V.I. Comstock Subaccount............................        237,301        3,532,755         592,563           510,892
     Invesco V.I. Diversified Dividend Subaccount................         29,947          557,529          79,413           121,439
     Invesco V.I. Equity and Income Subaccount...................      2,275,188       33,517,531       4,556,046         6,843,141
     Invesco V.I. Government Securities Subaccount...............        458,460        5,336,552         178,692           771,922
     Invesco V.I. Managed Volatility Subaccount..................         82,860        1,153,683          61,916           253,079
     Invesco V.I. S&P 500 Index Subaccount.......................        200,343        3,383,685         549,843           272,271
     Janus Henderson Enterprise Subaccount.......................        187,880        9,672,384       2,981,126         3,125,944
     Janus Henderson Global Research Subaccount..................          8,116          277,594          66,800           251,374
     Janus Henderson Overseas Subaccount.........................        877,948       33,110,549         902,842         3,991,837
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount................................................     10,700,475      202,780,728      10,399,107        35,503,853
     LMPVET ClearBridge Variable Appreciation Subaccount.........      5,242,480      147,753,633      20,177,144        36,906,228
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      4,018,743       56,857,484       9,464,553        14,762,551
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      3,361,232       65,279,585       7,988,972        14,666,246
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      4,675,732       80,706,847       8,626,114        15,822,151
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,270,406       18,970,658         873,917         4,572,417
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      1,776,044       35,378,816       6,424,843         7,607,964
     LMPVET QS Variable Conservative Growth Subaccount...........      2,545,970       31,682,002       2,640,772         4,873,701
     LMPVET QS Variable Growth Subaccount........................      1,246,984       16,958,694       1,211,292         3,255,551
     LMPVET QS Variable Moderate Growth Subaccount...............      1,896,061       23,147,064       1,927,523         3,890,069

                                     84

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)

                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2019              DECEMBER 31, 2019
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------

     LMPVIT Western Asset Core Plus Subaccount..................      8,137,471        51,244,385        4,521,763        9,179,589
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        532,377         4,096,319          474,615        1,441,044
     Morgan Stanley VIF Growth Subaccount.......................        255,466         6,637,915        2,052,813        1,670,640
     Pioneer VCT Mid Cap Value Subaccount.......................        753,620        14,616,692        1,604,152        2,705,089
     Pioneer VCT Real Estate Shares Subaccount..................        470,155         7,340,609        1,723,350        1,151,496
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,201,146        30,606,703        2,584,725        3,732,159

                                     85

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  AB VPS GLOBAL THEMATIC GROWTH    ALGER CAPITAL APPRECIATION       AMERICAN FUNDS(R) BOND
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........         278,855         336,154        603,251         670,173      2,068,814        2,212,494
Units issued and transferred
   from other funding options..           2,476           8,965         12,519          30,517        202,137          314,510
Units redeemed and transferred
   to other funding options....        (25,284)        (66,264)      (171,054)        (97,439)      (321,379)        (458,190)
                                 --------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............         256,047         278,855        444,716         603,251      1,949,572        2,068,814
                                 ==============   =============  =============   =============  =============   ==============

                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION         AMERICAN FUNDS(R) GROWTH
                                           SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                 -------------------------------  -----------------------------  ------------------------------
                                      2019             2018           2019             2018           2019            2018
                                  -------------   -------------   -------------   -------------  -------------   --------------

Units beginning of year........      28,436,918      31,944,766         387,312         427,393     67,992,892       78,146,962
Units issued and transferred
   from other funding options..       1,332,498       1,348,023           9,884          30,831      2,571,231        2,081,439
Units redeemed and transferred
   to other funding options....     (4,532,237)     (4,855,871)        (52,703)        (70,912)   (11,177,963)     (12,235,509)
                                  -------------   -------------   -------------   -------------  -------------   --------------
Units end of year..............      25,237,179      28,436,918         344,493         387,312     59,386,160       67,992,892
                                  =============   =============   =============   =============  =============   ==============

                                                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME        BALANCED ALLOCATION              GROWTH ALLOCATION
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019            2018             2019            2018           2019             2018
                                 -------------   --------------   --------------   -------------  -------------   --------------

Units beginning of year........     62,651,327       71,936,274        2,850,779       3,197,904      2,407,086        2,313,625
Units issued and transferred
   from other funding options..      2,464,665        1,993,396          194,012         909,903        188,483          306,368
Units redeemed and transferred
   to other funding options....    (9,728,360)     (11,278,343)        (690,304)     (1,257,028)      (362,412)        (212,907)
                                 -------------   --------------   --------------   -------------  -------------   --------------
Units end of year..............     55,387,632       62,651,327        2,354,487       2,850,779      2,233,157        2,407,086
                                 =============   ==============   ==============   =============  =============   ==============

                                     BHFTI AMERICAN FUNDS(R)                                           BHFTI BRIGHTHOUSE
                                       MODERATE ALLOCATION         BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                     2019             2018            2019            2018           2019             2018
                                 -------------   --------------  --------------  --------------  -------------   -------------

Units beginning of year........      1,941,182        1,823,610      19,929,617      22,585,394     33,697,527      36,940,221
Units issued and transferred
   from other funding options..        167,074          222,429       2,707,169       3,301,065      1,712,745       2,333,882
Units redeemed and transferred
   to other funding options....      (325,830)        (104,857)     (4,859,448)     (5,956,842)    (3,505,325)     (5,576,576)
                                 -------------   --------------  --------------  --------------  -------------   -------------
Units end of year..............      1,782,426        1,941,182      17,777,338      19,929,617     31,904,947      33,697,527
                                 =============   ==============  ==============  ==============  =============   =============

                                        BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN     BHFTI BRIGHTHOUSE/EATON VANCE
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              FLOATING RATE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019             2018           2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     36,633,177       41,057,702      14,408,374      15,605,098      3,333,232        2,510,585
Units issued and transferred
   from other funding options..      2,450,452        1,433,665       1,067,995       1,770,442        392,578        1,124,661
Units redeemed and transferred
   to other funding options....    (6,976,131)      (5,858,190)     (3,071,635)     (2,967,166)      (346,296)        (302,014)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     32,107,498       36,633,177      12,404,734      14,408,374      3,379,514        3,333,232
                                 =============   ==============  ==============   =============  =============   ==============

                                  BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION               BHFTI HARRIS OAKMARK
                                       LARGE CAP RESEARCH              GLOBAL REAL ESTATE                 INTERNATIONAL
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019             2018           2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     16,730,126       18,495,088      36,175,262      41,045,404     22,374,791       25,199,950
Units issued and transferred
   from other funding options..        737,579          378,817       2,761,010       4,916,044      2,268,389        3,148,019
Units redeemed and transferred
   to other funding options....    (2,364,013)      (2,143,779)     (6,872,480)     (9,786,186)    (4,370,011)      (5,973,178)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     15,103,692       16,730,126      32,063,792      36,175,262     20,273,169       22,374,791
                                 =============   ==============  ==============   =============  =============   ==============

                                                                         BHFTI INVESCO                   BHFTI INVESCO
                                     BHFTI INVESCO COMSTOCK              GLOBAL EQUITY                 SMALL CAP GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      63,737,613      72,375,071    160,664,481     177,903,929      4,114,781       4,505,102
Units issued and transferred
   from other funding options..       2,284,726       1,405,400      4,959,581      11,535,676        477,436         600,302
Units redeemed and transferred
   to other funding options....     (9,189,681)    (10,042,858)   (21,118,847)    (28,775,124)      (998,800)       (990,623)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      56,832,658      63,737,613    144,505,215     160,664,481      3,593,417       4,114,781
                                 ==============   =============  =============   =============  =============   =============

                                         BHFTI JPMORGAN               BHFTI LOOMIS SAYLES             BHFTI LOOMIS SAYLES
                                         SMALL CAP VALUE               GLOBAL ALLOCATION                    GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018          2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........       4,117,827       4,789,787     14,244,848      15,823,517     51,154,762      57,292,688
Units issued and transferred
   from other funding options..         607,104         412,593        319,496         298,549      1,634,207       3,297,520
Units redeemed and transferred
   to other funding options....     (1,161,510)     (1,084,553)    (1,910,911)     (1,877,218)    (7,503,241)     (9,435,446)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............       3,563,421       4,117,827     12,653,433      14,244,848     45,285,728      51,154,762
                                 ==============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     86

                                     87

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                    BHFTI METLIFE MULTI-INDEX        BHFTI MFS(R) RESEARCH           BHFTI MORGAN STANLEY
                                          TARGETED RISK                  INTERNATIONAL                     DISCOVERY
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........           7,608           6,753     29,057,675      31,900,957      3,496,322       4,084,676
Units issued and transferred
   from other funding options..           2,187           7,271      1,140,022       1,214,886        515,512         579,499
Units redeemed and transferred
   to other funding options....           (194)         (6,416)    (5,101,122)     (4,058,168)    (1,188,650)     (1,167,853)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............           9,601           7,608     25,096,575      29,057,675      2,823,184       3,496,322
                                 ==============   =============  =============   =============  =============   =============

                                      BHFTI PIMCO INFLATION                                             BHFTI SCHRODERS
                                         PROTECTED BOND            BHFTI PIMCO TOTAL RETURN           GLOBAL MULTI-ASSET
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019             2018           2019          2018 (A)
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      30,239,957      32,003,367     89,062,869      98,723,354          3,736              --
Units issued and transferred
   from other funding options..       3,503,608       5,619,834      5,972,422       8,192,736          2,117           3,765
Units redeemed and transferred
   to other funding options....     (6,677,941)     (7,383,244)   (16,452,411)    (17,853,221)          (112)            (29)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      27,065,624      30,239,957     78,582,880      89,062,869          5,741           3,736
                                 ==============   =============  =============   =============  =============   =============

                                      BHFTI SSGA GROWTH AND                                         BHFTI T. ROWE PRICE
                                           INCOME ETF               BHFTI SSGA GROWTH ETF             LARGE CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                      2019            2018          2019            2018            2019           2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     58,083,774      64,046,553     77,737,637      84,156,265    149,819,774     167,544,150
Units issued and transferred
   from other funding options..      1,676,360       1,453,046      2,084,530       2,709,232      5,880,515      10,865,091
Units redeemed and transferred
   to other funding options....    (6,690,757)     (7,415,825)    (7,652,655)     (9,127,860)   (21,774,251)    (28,589,467)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     53,069,377      58,083,774     72,169,512      77,737,637    133,926,038     149,819,774
                                 =============   =============  =============   =============  =============   =============

                                      BHFTI T. ROWE PRICE          BHFTI VICTORY SYCAMORE
                                        MID CAP GROWTH                  MID CAP VALUE           BHFTII BLACKROCK BOND INCOME
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2019            2018            2019           2018            2019            2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........        454,756         515,398     19,084,211      21,415,273     71,016,285      80,540,234
Units issued and transferred
   from other funding options..        149,897          18,611      1,311,592       1,057,591      9,423,731       5,549,745
Units redeemed and transferred
   to other funding options....      (163,611)        (79,253)    (3,553,148)     (3,388,653)   (14,599,415)    (15,073,694)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............        441,042         454,756     16,842,655      19,084,211     65,840,601      71,016,285
                                 =============   =============  =============   =============  =============   =============

                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                      2019            2018            2019             2018           2019             2018
                                 -------------   --------------  --------------   -------------  --------------   --------------

Units beginning of year........     70,400,985       80,040,866     151,783,168     163,187,513      10,769,566       12,549,984
Units issued and transferred
   from other funding options..      3,476,120        2,766,093      46,279,369      63,576,664       1,555,910        1,531,577
Units redeemed and transferred
   to other funding options....   (11,877,458)     (12,405,974)    (46,753,280)    (74,981,009)     (2,777,872)      (3,311,995)
                                 -------------   --------------  --------------   -------------  --------------   --------------
Units end of year..............     61,999,647       70,400,985     151,309,257     151,783,168       9,547,604       10,769,566
                                 =============   ==============  ==============   =============  ==============   ==============

                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                      2019            2018            2019             2018           2019             2018
                                 -------------   --------------  --------------   -------------  --------------   --------------

Units beginning of year........     35,459,039       40,415,605     252,977,971     277,446,396     352,665,496      376,643,089
Units issued and transferred
   from other funding options..      2,173,223        2,473,309       9,693,114      11,954,872      13,918,805       18,319,755
Units redeemed and transferred
   to other funding options....    (5,999,145)      (7,429,875)    (32,789,420)    (36,423,297)    (36,772,138)     (42,297,348)
                                 -------------   --------------  --------------   -------------  --------------   --------------
Units end of year..............     31,633,117       35,459,039     229,881,665     252,977,971     329,812,163      352,665,496
                                 =============   ==============  ==============   =============  ==============   ==============

                                   BHFTII BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/DIMENSIONAL    BHFTII BRIGHTHOUSE/WELLINGTON
                                          MID CAP VALUE            INTERNATIONAL SMALL COMPANY               BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  -------------------------------  ------------------------------
                                      2019            2018            2019             2018            2019            2018
                                 --------------   -------------   -------------   -------------   -------------   --------------

Units beginning of year........         398,727         473,217         350,947         315,726      53,548,074       58,824,155
Units issued and transferred
   from other funding options..           9,529             777          65,623          85,298       1,463,143        1,822,597
Units redeemed and transferred
   to other funding options....        (39,041)        (75,267)        (94,367)        (50,077)     (6,743,973)      (7,098,678)
                                 --------------   -------------   -------------   -------------   -------------   --------------
Units end of year..............         369,215         398,727         322,203         350,947      48,267,244       53,548,074
                                 ==============   =============   =============   =============   =============   ==============

                                  BHFTII BRIGHTHOUSE/WELLINGTON         BHFTII FRONTIER
                                    CORE EQUITY OPPORTUNITIES           MID CAP GROWTH              BHFTII JENNISON GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  ------------------------------
                                      2019            2018           2019             2018           2019            2018
                                 --------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........      39,171,051      45,507,098     37,053,486      41,185,332    188,452,697      208,309,436
Units issued and transferred
   from other funding options..       3,189,990       1,136,958      1,879,254       1,098,727      4,508,533        7,912,813
Units redeemed and transferred
   to other funding options....     (8,252,725)     (7,473,005)    (6,003,598)     (5,230,573)   (23,282,061)     (27,769,552)
                                 --------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............      34,108,316      39,171,051     32,929,142      37,053,486    169,679,169      188,452,697
                                 ==============   =============  =============   =============  =============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     88

                                     89

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                      BHFTII LOOMIS SAYLES              BHFTII METLIFE                  BHFTII METLIFE
                                         SMALL CAP CORE              AGGREGATE BOND INDEX             MID CAP STOCK INDEX
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019            2018           2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........         257,659         233,617     21,376,472      23,403,576      6,446,927       7,333,867
Units issued and transferred
   from other funding options..           9,249          54,599        931,525       1,332,627        709,988         517,833
Units redeemed and transferred
   to other funding options....        (22,155)        (30,557)    (3,312,883)     (3,359,731)    (1,656,560)     (1,404,773)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............         244,753         257,659     18,995,114      21,376,472      5,500,355       6,446,927
                                 ==============   =============  =============   =============  =============   =============

                                         BHFTII METLIFE                  BHFTII METLIFE
                                       MSCI EAFE(R) INDEX             RUSSELL 2000(R) INDEX       BHFTII METLIFE STOCK INDEX
                                           SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  ------------------------------  -----------------------------
                                      2019            2018            2019            2018           2019             2018
                                 --------------   -------------  --------------   -------------  -------------   -------------

Units beginning of year........      18,728,366      20,185,195      19,151,054      20,998,581    327,389,149     361,289,220
Units issued and transferred
   from other funding options..         858,465       1,313,852         880,721         978,269      8,047,059      11,100,433
Units redeemed and transferred
   to other funding options....     (2,503,499)     (2,770,681)     (2,915,695)     (2,825,796)   (41,644,892)    (45,000,504)
                                 --------------   -------------  --------------   -------------  -------------   -------------
Units end of year..............      17,083,332      18,728,366      17,116,080      19,151,054    293,791,316     327,389,149
                                 ==============   =============  ==============   =============  =============   =============

                                                                                                      BHFTII NEUBERGER
                                   BHFTII MFS(R) TOTAL RETURN         BHFTII MFS(R) VALUE              BERMAN GENESIS
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2019            2018           2019            2018           2019             2018
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     107,311,664     121,012,734     43,397,961      47,045,537     17,310,381      19,224,324
Units issued and transferred
   from other funding options..       4,452,217       4,968,717      1,990,745       4,693,249        788,103       1,027,219
Units redeemed and transferred
   to other funding options....    (17,328,618)    (18,669,787)    (7,436,511)     (8,340,825)    (3,097,426)     (2,941,162)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      94,435,263     107,311,664     37,952,195      43,397,961     15,001,058      17,310,381
                                 ==============   =============  =============   =============  =============   =============

                                                                                                      BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE            BHFTII T. ROWE PRICE          MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH                SMALL CAP GROWTH                  OPPORTUNITIES
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 --------------  --------------  --------------   -------------  --------------   -------------

Units beginning of year........      22,058,904      24,505,822      34,048,706      37,310,815      26,066,458      29,601,617
Units issued and transferred
   from other funding options..       1,268,683       2,483,754       1,609,815       2,388,575       2,448,308       1,597,314
Units redeemed and transferred
   to other funding options....     (3,492,020)     (4,930,672)     (5,237,562)     (5,650,684)     (5,583,813)     (5,132,473)
                                 --------------  --------------  --------------   -------------  --------------   -------------
Units end of year..............      19,835,567      22,058,904      30,420,959      34,048,706      22,930,953      26,066,458
                                 ==============  ==============  ==============   =============  ==============   =============

                                      BHFTII WESTERN ASSET           BNY MELLON SUSTAINABLE
                                   MANAGEMENT U.S. GOVERNMENT              U.S. EQUITY            DELAWARE VIP SMALL CAP VALUE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2019            2018            2019            2018            2019            2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     39,125,839       44,189,926         251,679         246,933      2,189,895        2,506,672
Units issued and transferred
   from other funding options..      3,938,438        4,693,024           3,730          16,979         50,359           60,268
Units redeemed and transferred
   to other funding options....    (8,495,950)      (9,757,111)         (8,159)        (12,233)      (289,345)        (377,045)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     34,568,327       39,125,839         247,250         251,679      1,950,909        2,189,895
                                 =============   ==============  ==============   =============  =============   ==============

                                        DWS GOVERNMENT &                DWS SMALL MID CAP
                                      AGENCY SECURITIES VIP                 VALUE VIP              FIDELITY(R) VIP CONTRAFUND
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                     2019             2018            2019            2018           2019             2018
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........      1,293,246        1,461,872       1,228,018       1,290,516     57,487,411       64,652,989
Units issued and transferred
   from other funding options..         90,799           86,023          98,527          54,577      5,031,908        2,438,277
Units redeemed and transferred
   to other funding options....      (375,055)        (254,649)       (217,476)       (117,075)   (12,530,518)      (9,603,855)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............      1,008,990        1,293,246       1,109,069       1,228,018     49,988,801       57,487,411
                                 =============   ==============  ==============   =============  =============   ==============

                                  FIDELITY(R) VIP DYNAMIC CAPITAL
                                           APPRECIATION              FIDELITY(R) VIP EQUITY-INCOME   FIDELITY(R) VIP FREEDOM 2020
                                            SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 --------------------------------  -------------------------------  -------------------------------
                                      2019             2018             2019             2018            2019             2018
                                 --------------   --------------   --------------   --------------  --------------   --------------

Units beginning of year........         628,126          699,361       38,772,632       42,812,375         198,054          161,933
Units issued and transferred
   from other funding options..          10,971           34,511        1,000,987          783,779         259,262           65,802
Units redeemed and transferred
   to other funding options....        (78,973)        (105,746)      (5,067,439)      (4,823,522)       (225,564)         (29,681)
                                 --------------   --------------   --------------   --------------  --------------   --------------
Units end of year..............         560,124          628,126       34,706,180       38,772,632         231,752          198,054
                                 ==============   ==============   ==============   ==============  ==============   ==============

                                   FIDELITY(R) VIP FREEDOM 2025     FIDELITY(R) VIP FREEDOM 2030    FIDELITY(R) VIP FREEDOM 2040
                                            SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         482,273          160,567         286,413          249,380          61,131           43,802
Units issued and transferred
   from other funding options..         180,549          354,022         141,780           79,180          52,970           30,766
Units redeemed and transferred
   to other funding options....        (58,941)         (32,316)        (10,874)         (42,147)        (40,925)         (13,437)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         603,881          482,273         417,319          286,413          73,176           61,131
                                 ==============   ==============  ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     90

                                     91

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  FIDELITY(R) VIP FREEDOM 2050    FIDELITY(R) VIP FUNDSMANAGER 60%    FIDELITY(R) VIP HIGH INCOME
                                           SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  --------------------------------  ------------------------------
                                      2019             2018             2019             2018            2019             2018
                                 --------------   --------------   --------------   -------------   --------------   -------------

Units beginning of year........         140,023           38,641       42,848,800      44,882,793        4,644,052       5,206,840
Units issued and transferred
   from other funding options..          48,645          111,074           81,275          71,713          108,145         209,405
Units redeemed and transferred
   to other funding options....        (47,627)          (9,692)      (2,017,649)     (2,105,706)        (603,594)       (772,193)
                                 --------------   --------------   --------------   -------------   --------------   -------------
Units end of year..............         141,041          140,023       40,912,426      42,848,800        4,148,603       4,644,052
                                 ==============   ==============   ==============   =============   ==============   =============

                                                                                                           FTVIPT FRANKLIN
                                      FIDELITY(R) VIP MID CAP       FTVIPT FRANKLIN INCOME VIP            MUTUAL SHARES VIP
                                            SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  -------------------------------  ------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   -------------

Units beginning of year........      57,879,679       63,984,525       7,205,410        8,450,684       5,820,994       6,577,838
Units issued and transferred
   from other funding options..       3,899,175        4,615,647         353,280          508,932         121,886         166,788
Units redeemed and transferred
   to other funding options....     (9,391,096)     (10,720,493)     (1,198,369)      (1,754,206)       (877,332)       (923,632)
                                 --------------   --------------  --------------   --------------  --------------   -------------
Units end of year..............      52,387,758       57,879,679       6,360,321        7,205,410       5,065,548       5,820,994
                                 ==============   ==============  ==============   ==============  ==============   =============

                                          FTVIPT FRANKLIN                 FTVIPT FRANKLIN            FTVIPT TEMPLETON DEVELOPING
                                       RISING DIVIDENDS VIP          SMALL-MID CAP GROWTH VIP                MARKETS VIP
                                            SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2019             2018            2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........       4,760,651        5,463,493       8,887,240       10,078,397       7,069,382        7,812,223
Units issued and transferred
   from other funding options..         109,592          318,820         403,975          320,839         512,004        1,300,090
Units redeemed and transferred
   to other funding options....       (751,162)      (1,021,662)     (1,407,529)      (1,511,996)     (1,370,634)      (2,042,931)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............       4,119,081        4,760,651       7,883,686        8,887,240       6,210,752        7,069,382
                                 ==============   ==============  ==============   ==============  ==============   ==============

                                  FTVIPT TEMPLETON FOREIGN VIP        INVESCO V.I. COMSTOCK      INVESCO V.I. DIVERSIFIED DIVIDEND
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  ------------------------------  ---------------------------------
                                     2019             2018           2019             2018            2019             2018
                                 -------------   --------------  -------------   --------------  --------------   --------------

Units beginning of year........     28,049,760       29,831,295      2,240,752        2,636,942         409,495          551,287
Units issued and transferred
   from other funding options..      3,733,248        2,766,594         67,794          184,661          59,805            5,755
Units redeemed and transferred
   to other funding options....    (6,477,272)      (4,548,129)      (302,103)        (580,851)       (100,085)        (147,547)
                                 -------------   --------------  -------------   --------------  --------------   --------------
Units end of year..............     25,305,736       28,049,760      2,006,443        2,240,752         369,215          409,495
                                 =============   ==============  =============   ==============  ==============   ==============

                                  INVESCO V.I. EQUITY AND INCOME   INVESCO V.I. GOVERNMENT SECURITIES
                                            SUBACCOUNT                         SUBACCOUNT
                                 --------------------------------  ----------------------------------
                                      2019              2018             2019              2018
                                 ---------------   --------------   --------------   ---------------

Units beginning of year........       17,005,128       19,267,979        4,822,600         5,816,467
Units issued and transferred
   from other funding options..        1,270,944          647,954          135,584           149,492
Units redeemed and transferred
   to other funding options....      (3,409,084)      (2,910,805)        (632,006)       (1,143,359)
                                 ---------------   --------------   --------------   ---------------
Units end of year..............       14,866,988       17,005,128        4,326,178         4,822,600
                                 ===============   ==============   ==============   ===============

                                  INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX
                                            SUBACCOUNT                        SUBACCOUNT
                                 --------------------------------  --------------------------------
                                       2019             2018             2019             2018
                                 ---------------   --------------  ---------------   --------------

Units beginning of year........          452,625          502,004        1,323,036          782,152
Units issued and transferred
   from other funding options..            4,875           21,997           64,682          595,055
Units redeemed and transferred
   to other funding options....         (88,889)         (71,376)         (76,928)         (54,171)
                                 ---------------   --------------  ---------------   --------------
Units end of year..............          368,611          452,625        1,310,790        1,323,036
                                 ===============   ==============  ===============   ==============

                                    JANUS HENDERSON ENTERPRISE      JANUS HENDERSON GLOBAL RESEARCH
                                            SUBACCOUNT                        SUBACCOUNT
                                 --------------------------------  --------------------------------
                                      2019              2018            2019             2018
                                 ---------------   --------------  --------------   ---------------

Units beginning of year........        5,565,999        6,515,151         318,483           313,454
Units issued and transferred
   from other funding options..        1,160,850          856,908          24,370            28,509
Units redeemed and transferred
   to other funding options....      (1,671,049)      (1,806,060)       (129,321)          (23,480)
                                 ---------------   --------------  --------------   ---------------
Units end of year..............        5,055,800        5,565,999         213,532           318,483
                                 ===============   ==============  ==============   ===============

                                                                  LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE
                                   JANUS HENDERSON OVERSEAS            AGGRESSIVE GROWTH                APPRECIATION
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2019            2018           2019             2018           2019            2018
                                 -------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........     17,322,943      18,998,239    119,153,039     134,149,456     84,781,289       96,572,458
Units issued and transferred
   from other funding options..      1,178,095       1,275,038      3,982,233       3,212,160      2,825,241        1,362,789
Units redeemed and transferred
   to other funding options....    (3,106,491)     (2,950,334)   (15,169,886)    (18,208,577)   (13,345,445)     (13,153,958)
                                 -------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............     15,394,547      17,322,943    107,965,386     119,153,039     74,261,085       84,781,289
                                 =============   =============  =============   =============  =============   ==============

                                   LMPVET CLEARBRIDGE VARIABLE    LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                        DIVIDEND STRATEGY              LARGE CAP GROWTH                 LARGE CAP VALUE
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  ------------------------------
                                     2019             2018           2019            2018            2019            2018
                                 -------------   -------------  -------------   --------------  --------------  --------------

Units beginning of year........     36,497,382      41,985,161     30,132,940       34,020,176      40,390,179      45,833,043
Units issued and transferred
   from other funding options..      1,353,887       1,202,945      1,995,946        1,802,985       1,094,132       1,087,210
Units redeemed and transferred
   to other funding options....    (5,890,804)     (6,690,724)    (4,921,976)      (5,690,221)     (6,294,574)     (6,530,074)
                                 -------------   -------------  -------------   --------------  --------------  --------------
Units end of year..............     31,960,465      36,497,382     27,206,910       30,132,940      35,189,737      40,390,179
                                 =============   =============  =============   ==============  ==============  ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     92

                                     93

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2019 AND 2018:

                                  LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE       LMPVET QS VARIABLE
                                            MID CAP                    SMALL CAP GROWTH             CONSERVATIVE GROWTH
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  ----------------------------
                                     2019            2018            2019           2018           2019            2018
                                 -------------  --------------  -------------   -------------  -------------  -------------

Units beginning of year........      9,957,705      11,000,494     13,501,466      15,012,882     17,662,861     20,110,531
Units issued and transferred
   from other funding options..        443,942         227,746        885,736       1,197,162      1,675,150        283,144
Units redeemed and transferred
   to other funding options....    (1,650,706)     (1,270,535)    (2,195,769)     (2,708,578)    (3,163,312)    (2,730,814)
                                 -------------  --------------  -------------   -------------  -------------  -------------
Units end of year..............      8,750,941       9,957,705     12,191,433      13,501,466     16,174,699     17,662,861
                                 =============  ==============  =============   =============  =============  =============

                                                                     LMPVET QS VARIABLE
                                    LMPVET QS VARIABLE GROWTH          MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2019            2018          2019            2018            2019            2018
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      9,281,538      10,586,246     13,338,146      14,659,035     22,876,891      25,751,135
Units issued and transferred
   from other funding options..         62,575          33,700        365,685         243,899      1,659,805       1,426,534
Units redeemed and transferred
   to other funding options....    (1,491,481)     (1,338,408)    (1,798,702)     (1,564,788)    (4,342,117)     (4,300,778)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      7,852,632       9,281,538     11,905,129      13,338,146     20,194,579      22,876,891
                                 =============   =============  =============   =============  =============   =============

                                   LMPVIT WESTERN ASSET VARIABLE        MORGAN STANLEY VIF
                                      GLOBAL HIGH YIELD BOND                  GROWTH                 PIONEER VCT MID CAP VALUE
                                            SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2019             2018           2019             2018            2019            2018
                                 --------------   --------------  -------------   --------------  -------------   --------------

Units beginning of year........       2,235,410        2,624,916      2,182,332        2,315,867      5,701,177        6,893,599
Units issued and transferred
   from other funding options..         428,910          106,074        540,050          126,550        428,889          509,520
Units redeemed and transferred
   to other funding options....       (915,382)        (495,580)      (570,530)        (260,085)    (1,131,452)      (1,701,942)
                                 --------------   --------------  -------------   --------------  -------------   --------------
Units end of year..............       1,748,938        2,235,410      2,151,852        2,182,332      4,998,614        5,701,177
                                 ==============   ==============  =============   ==============  =============   ==============

                                                                     TAP 1919 VARIABLE SOCIALLY
                                 PIONEER VCT REAL ESTATE SHARES          RESPONSIVE BALANCED
                                           SUBACCOUNT                        SUBACCOUNT
                                 -------------------------------  -------------------------------
                                      2019             2018            2019             2018
                                 --------------   --------------  --------------   --------------

Units beginning of year........       1,813,291        2,056,973       9,675,047       10,714,035
Units issued and transferred
   from other funding options..          24,547           72,320         403,334          461,137
Units redeemed and transferred
   to other funding options....       (310,679)        (316,002)     (1,074,703)      (1,500,125)
                                 --------------   --------------  --------------   --------------
Units end of year..............       1,527,159        1,813,291       9,003,678        9,675,047
                                 ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

                                     94

                                     95

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the
Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund, portfolio or series, for the respective stated periods in the five years ended December 31, 2019:

                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------

  AB VPS Global Thematic Growth     2019       256,047   1.43 - 1.49       380,111
     Subaccount                     2018       278,855   1.12 - 1.17       324,535
                                    2017       336,154   1.27 - 1.32       442,332
                                    2016       402,397   0.95 - 0.99       395,223
                                    2015       433,718   0.98 - 1.01       437,107

  Alger Capital Appreciation        2019       444,716   3.90 - 5.29     2,250,040
     Subaccount                     2018       603,251   3.00 - 4.03     2,295,619
                                    2017       670,173   3.09 - 4.11     2,608,577
                                    2016       790,345   2.43 - 3.19     2,393,354
                                    2015       973,382   2.48 - 3.24     2,984,795

  American Funds(R) Bond            2019     1,949,572   1.74 - 1.95     3,653,595
     Subaccount                     2018     2,068,814   1.62 - 1.81     3,589,898
                                    2017     2,212,494   1.66 - 1.85     3,930,823
                                    2016     2,795,414   1.64 - 1.81     4,872,464
                                    2015     2,919,559   1.62 - 1.78     5,024,441

  American Funds(R) Global Growth   2019    25,237,179   2.99 - 4.72    99,071,222
     Subaccount                     2018    28,436,918   2.25 - 3.55    83,936,731
                                    2017    31,944,766   2.52 - 3.97   105,349,094
                                    2016    37,013,497   1.96 - 3.07    94,479,486
                                    2015    43,593,647   1.98 - 3.10   112,218,439

  American Funds(R) Global Small    2019       344,493   4.67 - 5.20     1,704,336
     Capitalization Subaccount      2018       387,312   3.62 - 4.01     1,480,364
                                    2017       427,393   4.12 - 4.55     1,857,993
                                    2016       495,691   3.34 - 3.66     1,744,804
                                    2015       620,815   3.33 - 3.64     2,173,442

  American Funds(R) Growth          2019    59,386,160   3.05 - 4.82   239,236,115
     Subaccount                     2018    67,992,892   2.19 - 3.75   212,857,911
                                    2017    78,146,962   2.26 - 3.82   249,883,935
                                    2016    89,755,181   1.81 - 3.03   227,525,831
                                    2015   103,574,782   1.70 - 2.82   244,016,695

  American Funds(R) Growth-Income   2019    55,387,632   2.39 - 3.78   185,010,766
     Subaccount                     2018    62,651,327   1.95 - 3.05   169,119,927
                                    2017    71,936,274   2.04 - 3.16   201,327,949
                                    2016    83,026,144   1.71 - 2.62   193,185,203
                                    2015    96,683,093   1.58 - 2.39   205,249,115

  BHFTI American Funds(R) Balanced  2019     2,354,487   1.76 - 1.98     4,461,889
     Allocation Subaccount          2018     2,850,779   1.49 - 1.66     4,544,878
                                    2017     3,197,904   1.58 - 1.74     5,335,264
                                    2016     3,745,363   1.37 - 1.50     5,393,633
                                    2015     3,593,345   1.29 - 1.39     4,828,342

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  AB VPS Global Thematic Growth     2019      0.16         1.65 - 1.90         27.34 - 27.66
     Subaccount                     2018        --         1.65 - 1.90     (11.69) - (11.47)
                                    2017      0.28         1.65 - 1.90         33.74 - 34.07
                                    2016        --         1.65 - 1.90       (2.74) - (2.50)
                                    2015        --         1.65 - 1.90           0.72 - 0.97

  Alger Capital Appreciation        2019        --         1.55 - 2.55         29.85 - 31.15
     Subaccount                     2018        --         1.55 - 2.55       (2.89) - (1.91)
                                    2017        --         1.55 - 2.55         27.46 - 28.73
                                    2016        --         1.55 - 2.65       (2.40) - (1.32)
                                    2015        --         1.55 - 2.65           3.14 - 4.28

  American Funds(R) Bond            2019      2.56         1.40 - 1.90           7.30 - 7.84
     Subaccount                     2018      2.33         1.40 - 1.90       (2.59) - (2.10)
                                    2017      1.80         1.40 - 1.90           1.72 - 2.23
                                    2016      1.59         1.40 - 1.90           1.01 - 1.51
                                    2015      1.54         1.40 - 1.90       (1.61) - (1.12)

  American Funds(R) Global Growth   2019      1.09         0.30 - 2.60         31.81 - 34.87
     Subaccount                     2018      0.64         0.30 - 2.60      (11.39) - (9.32)
                                    2017      0.64         0.30 - 2.60         28.11 - 31.08
                                    2016      0.88         0.30 - 2.60         (1.96) - 0.32
                                    2015      0.97         0.30 - 2.60           4.19 - 6.62

  American Funds(R) Global Small    2019      0.15         1.40 - 1.90         29.04 - 29.69
     Capitalization Subaccount      2018      0.08         1.40 - 1.90     (12.24) - (11.80)
                                    2017      0.43         1.40 - 1.90         23.53 - 24.15
                                    2016      0.23         1.40 - 1.90           0.18 - 0.68
                                    2015        --         1.40 - 1.90       (1.62) - (1.13)

  American Funds(R) Growth          2019      0.73         0.30 - 2.65         27.35 - 30.38
     Subaccount                     2018      0.42         0.30 - 2.70       (2.92) - (0.55)
                                    2017      0.49         0.30 - 2.70         24.89 - 27.91
                                    2016      0.75         0.30 - 2.70           6.57 - 9.16
                                    2015      0.57         0.30 - 2.70           4.01 - 6.54

  American Funds(R) Growth-Income   2019      1.63         0.30 - 2.75         22.72 - 25.76
     Subaccount                     2018      1.35         0.30 - 2.75       (4.47) - (2.08)
                                    2017      1.35         0.30 - 2.75         19.07 - 22.02
                                    2016      1.42         0.30 - 2.75          8.50 - 11.19
                                    2015      1.24         0.30 - 2.75         (1.30) - 1.15

  BHFTI American Funds(R) Balanced  2019      1.82         0.30 - 1.30         17.98 - 19.17
     Allocation Subaccount          2018      1.47         0.30 - 1.30       (5.55) - (4.60)
                                    2017      1.62         0.30 - 1.30         15.35 - 16.51
                                    2016      1.75         0.30 - 1.30           6.42 - 7.49
                                    2015      1.31         0.30 - 1.30       (1.99) - (1.00)

                                     96

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------

  BHFTI American Funds(R) Growth      2019     2,233,157   1.89 - 2.12     4,474,472
     Allocation Subaccount            2018     2,407,086   1.55 - 1.72     3,923,499
                                      2017     2,313,625   1.67 - 1.83     4,033,009
                                      2016     2,607,699   1.39 - 1.52     3,801,167
                                      2015     2,633,410   1.29 - 1.40     3,549,784

  BHFTI American Funds(R) Moderate    2019     1,782,426   1.63 - 1.83     3,027,510
     Allocation Subaccount            2018     1,941,182   1.42 - 1.58     2,864,026
                                      2017     1,823,610   1.49 - 1.64     2,810,362
                                      2016     2,077,029   1.34 - 1.46     2,886,201
                                      2015     2,284,599   1.27 - 1.37     2,991,070

  BHFTI BlackRock High Yield          2019    17,777,338  1.63 - 12.35    66,490,452
     Subaccount                       2018    19,929,617  1.46 - 10.85    65,236,418
                                      2017    22,585,394  1.55 - 11.27    76,481,645
                                      2016    26,278,741  1.47 - 10.55    82,544,588
                                      2015    30,089,681   1.33 - 9.34    82,643,530

  BHFTI Brighthouse Asset             2019    31,904,947   1.61 - 2.97    64,094,353
     Allocation 100 Subaccount        2018    33,697,527   1.29 - 2.39    53,716,383
                                      2017    36,940,221   1.47 - 2.72    66,232,305
                                      2016    39,362,500   1.23 - 2.26    58,009,540
                                      2015    43,198,777   1.16 - 2.13    59,108,391

  BHFTI Brighthouse Small Cap         2019    32,107,498   1.62 - 4.75    88,192,033
     Value Subaccount                 2018    36,633,177   1.30 - 3.75    79,425,122
                                      2017    41,057,702   1.57 - 4.48   107,003,100
                                      2016    47,810,812   1.44 - 4.07   112,211,997
                                      2015    54,080,595   1.13 - 3.15    97,811,772

  BHFTI Brighthouse/Aberdeen          2019    12,404,734   1.49 - 4.00    33,332,249
     Emerging Markets Equity          2018    14,408,374   1.12 - 3.33    32,510,432
     Subaccount                       2017    15,605,098   1.35 - 3.89    41,689,516
                                      2016    17,633,912   1.08 - 3.04    37,203,662
                                      2015    20,803,894   0.99 - 2.74    40,103,316

  BHFTI Brighthouse/Eaton Vance       2019     3,379,514   1.12 - 1.21     4,013,708
     Floating Rate Subaccount         2018     3,333,232   1.07 - 1.15     3,773,445
                                      2017     2,510,585   1.10 - 1.17     2,892,037
                                      2016     2,433,483   1.08 - 1.14     2,754,483
                                      2015     3,452,793   1.01 - 1.06     3,637,330

  BHFTI Brighthouse/Wellington Large  2019    15,103,692   2.03 - 3.76    38,524,903
     Cap Research Subaccount          2018    16,730,126   1.56 - 2.86    33,050,450
                                      2017    18,495,088   1.69 - 3.06    39,712,648
                                      2016    20,534,091   1.41 - 2.56    36,808,971
                                      2015    24,145,925   1.32 - 2.41    40,746,872

  BHFTI Clarion Global Real Estate    2019    32,063,792   1.23 - 3.48    50,458,985
     Subaccount                       2018    36,175,262   0.99 - 2.83    46,235,983
                                      2017    41,045,404   1.11 - 3.14    58,000,544
                                      2016    45,463,358   1.02 - 2.88    58,508,417
                                      2015    50,678,041   1.04 - 2.90    65,557,139

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  BHFTI American Funds(R) Growth      2019      1.75         0.30 - 1.30         22.04 - 23.27
     Allocation Subaccount            2018      1.18         0.30 - 1.30       (6.99) - (6.05)
                                      2017      1.36         0.30 - 1.30         19.78 - 20.98
                                      2016      1.28         0.30 - 1.30           7.55 - 8.63
                                      2015      1.33         0.30 - 1.30       (2.04) - (1.05)

  BHFTI American Funds(R) Moderate    2019      1.99         0.30 - 1.30         14.66 - 15.81
     Allocation Subaccount            2018      1.69         0.30 - 1.30       (4.67) - (3.71)
                                      2017      1.92         0.30 - 1.30         11.51 - 12.63
                                      2016      1.88         0.30 - 1.30           5.63 - 6.69
                                      2015      1.52         0.30 - 1.30       (2.01) - (1.02)

  BHFTI BlackRock High Yield          2019      5.96         0.19 - 2.75         11.74 - 14.83
     Subaccount                       2018      5.07         0.19 - 2.75       (5.52) - (2.77)
                                      2017      5.55         0.19 - 2.75           4.84 - 7.86
                                      2016      6.72         0.19 - 2.75         10.89 - 14.05
                                      2015      7.95         0.19 - 2.75       (6.65) - (3.92)

  BHFTI Brighthouse Asset             2019      1.51         0.30 - 2.45         24.40 - 27.10
     Allocation 100 Subaccount        2018      1.03         0.30 - 2.45     (12.25) - (10.34)
                                      2017      1.23         0.30 - 2.45         19.97 - 22.57
                                      2016      2.25         0.30 - 2.45           6.34 - 8.65
                                      2015      1.28         0.30 - 2.45       (4.38) - (2.30)

  BHFTI Brighthouse Small Cap         2019      0.91         0.30 - 2.70         25.35 - 28.39
     Value Subaccount                 2018      1.05         0.30 - 2.70     (17.51) - (15.49)
                                      2017      0.92         0.30 - 2.70          8.73 - 11.37
                                      2016      1.07         0.30 - 2.70         27.76 - 30.86
                                      2015      0.11         0.30 - 2.70       (7.93) - (5.69)

  BHFTI Brighthouse/Aberdeen          2019      1.75         0.30 - 2.65         17.65 - 20.62
     Emerging Markets Equity          2018      2.72         0.30 - 2.70     (16.48) - (14.18)
     Subaccount                       2017      1.15         0.30 - 2.70         24.92 - 28.21
                                      2016      1.05         0.30 - 2.75          8.48 - 11.50
                                      2015      1.89         0.30 - 2.75     (16.15) - (13.92)

  BHFTI Brighthouse/Eaton Vance       2019      4.50         1.70 - 2.50           4.39 - 5.22
     Floating Rate Subaccount         2018      3.33         1.70 - 2.50       (2.18) - (1.39)
                                      2017      3.71         1.70 - 2.50           1.12 - 1.93
                                      2016      4.39         1.70 - 2.60           6.46 - 7.43
                                      2015      3.55         1.70 - 2.60       (3.38) - (2.51)

  BHFTI Brighthouse/Wellington Large  2019      1.01         0.30 - 2.75         28.26 - 31.44
     Cap Research Subaccount          2018      0.90         0.30 - 2.75       (8.85) - (6.57)
                                      2017      0.95         0.30 - 2.75         18.63 - 21.57
                                      2016      2.28         0.30 - 2.75           5.36 - 7.97
                                      2015      0.79         0.30 - 2.75           1.62 - 4.14

  BHFTI Clarion Global Real Estate    2019      3.29         0.30 - 2.60         21.61 - 24.72
     Subaccount                       2018      6.15         0.30 - 2.65      (11.00) - (8.63)
                                      2017      3.66         0.30 - 2.65          7.91 - 10.64
                                      2016      2.30         0.30 - 2.65         (1.71) - 0.85
                                      2015      4.00         0.30 - 2.65       (3.93) - (1.52)

                                     97

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                            UNITS       HIGHEST ($)   ASSETS ($)
                                        ------------  -------------  ------------

  BHFTI Harris Oakmark            2019    20,273,169    1.71 - 3.18    47,641,821
     International Subaccount     2018    22,374,791    1.39 - 2.57    42,867,838
                                  2017    25,199,950    1.86 - 3.40    64,343,029
                                  2016    27,159,458    1.45 - 2.64    53,763,097
                                  2015    31,636,054    1.36 - 2.48    58,322,409

  BHFTI Invesco Comstock          2019    56,832,658    1.82 - 3.67   152,074,044
     Subaccount                   2018    63,737,613    1.50 - 2.95   138,849,069
                                  2017    72,375,071    1.75 - 3.38   182,616,256
                                  2016    83,913,220    1.52 - 2.88   182,714,519
                                  2015    97,875,599    1.33 - 2.47   184,751,261

  BHFTI Invesco Global Equity     2019   144,505,215    1.64 - 3.64   314,384,723
     Subaccount                   2018   160,664,481    1.28 - 2.81   268,404,523
                                  2017   177,903,929    1.51 - 3.29   345,629,105
                                  2016   199,205,510    1.13 - 2.45   285,997,810
                                  2015   223,372,532    1.16 - 2.48   323,609,477

  BHFTI Invesco Small Cap Growth  2019     3,593,417    2.58 - 4.74    12,738,892
     Subaccount                   2018     4,114,781    2.12 - 3.87    11,843,374
                                  2017     4,505,102    2.38 - 4.32    14,475,753
                                  2016     5,001,924    1.94 - 3.50    12,959,914
                                  2015     5,777,662    1.74 - 3.18    13,547,388

  BHFTI JPMorgan Small Cap Value  2019     3,563,421    1.92 - 2.57     8,476,557
     Subaccount                   2018     4,117,827    1.64 - 2.18     8,290,881
                                  2017     4,789,787    1.94 - 2.56    11,367,369
                                  2016     5,064,644    1.90 - 2.50    11,768,551
                                  2015     5,524,272    1.47 - 1.93     9,963,889

  BHFTI Loomis Sayles Global      2019    12,653,433   3.57 - 10.46   130,123,820
     Allocation Subaccount        2018    14,244,848    2.83 - 8.28   116,130,303
                                  2017    15,823,517    3.02 - 8.85   137,653,578
                                  2016    17,610,274    2.48 - 7.26   125,927,258
                                  2015    19,556,931    2.39 - 7.00   135,115,612

  BHFTI Loomis Sayles Growth      2019    45,285,728   1.32 - 16.40   454,235,912
     Subaccount                   2018    51,154,762   1.10 - 13.41   414,799,286
                                  2017    57,292,688   1.21 - 14.57   501,767,709
                                  2016    64,680,298   1.05 - 12.43   478,123,942
                                  2015    74,168,853   1.05 - 12.22   526,677,455

  BHFTI MetLife Multi-Index       2019         9,601  15.54 - 16.51       154,590
     Targeted Risk Subaccount     2018         7,608  12.91 - 13.36       101,299
                                  2017         6,753  14.07 - 14.48        96,752
                                  2016         9,395  12.32 - 12.61       117,266
                                  2015         2,641  11.94 - 12.15        31,905

  BHFTI MFS(R) Research           2019    25,096,575    1.42 - 2.66    50,063,291
     International Subaccount     2018    29,057,675    1.14 - 2.11    45,817,411
                                  2017    31,900,957    1.36 - 2.50    59,333,834
                                  2016    36,740,233    1.09 - 1.99    53,978,694
                                  2015    41,917,165    1.12 - 2.04    63,005,452

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Harris Oakmark            2019      2.42         0.30 - 2.60         21.63 - 24.46
     International Subaccount     2018      1.94         0.30 - 2.60     (25.70) - (23.96)
                                  2017      1.77         0.30 - 2.60         27.44 - 30.39
                                  2016      2.40         0.30 - 2.60           5.64 - 8.10
                                  2015      3.22         0.30 - 2.60       (6.77) - (4.60)

  BHFTI Invesco Comstock          2019      2.13         0.30 - 2.75         21.57 - 24.58
     Subaccount                   2018      0.64         0.30 - 2.75     (14.55) - (12.42)
                                  2017      2.26         0.30 - 2.75         14.83 - 17.67
                                  2016      2.55         0.30 - 2.75         14.12 - 16.95
                                  2015      2.89         0.30 - 2.75       (8.52) - (6.25)

  BHFTI Invesco Global Equity     2019      0.98         0.30 - 2.70         28.06 - 31.17
     Subaccount                   2018      1.17         0.30 - 2.70     (15.47) - (13.41)
                                  2017      1.05         0.30 - 2.70         33.10 - 36.32
                                  2016      1.11         0.30 - 2.70       (2.44) - (0.07)
                                  2015      1.11         0.30 - 2.70           1.17 - 3.62

  BHFTI Invesco Small Cap Growth  2019        --         0.30 - 2.60         21.22 - 24.26
     Subaccount                   2018        --         0.30 - 2.60      (11.40) - (9.05)
                                  2017        --         0.30 - 2.60         22.13 - 25.23
                                  2016        --         0.30 - 2.60          8.57 - 11.39
                                  2015      0.12         0.30 - 2.60       (4.23) - (1.72)

  BHFTI JPMorgan Small Cap Value  2019      1.39         0.30 - 2.60         16.46 - 19.17
     Subaccount                   2018      1.33         0.30 - 2.60     (15.99) - (14.02)
                                  2017      1.33         0.30 - 2.60           0.97 - 3.31
                                  2016      1.85         0.30 - 2.60         27.50 - 30.46
                                  2015      1.39         0.30 - 2.60       (9.63) - (7.53)

  BHFTI Loomis Sayles Global      2019      1.74         0.60 - 1.30         26.21 - 27.10
     Allocation Subaccount        2018      2.11         0.60 - 1.30       (6.43) - (5.77)
                                  2017      1.61         0.60 - 1.30         21.74 - 22.60
                                  2016      1.93         0.60 - 1.30           3.67 - 4.40
                                  2015      1.82         0.60 - 1.30           0.16 - 0.86

  BHFTI Loomis Sayles Growth      2019      1.05         0.30 - 2.60         20.42 - 23.46
     Subaccount                   2018      0.81         0.30 - 2.60       (9.45) - (7.09)
                                  2017      0.94         0.30 - 2.60         15.39 - 18.34
                                  2016      0.66         0.30 - 2.60           0.06 - 2.68
                                  2015      0.42         0.30 - 2.60       (6.47) - (4.10)

  BHFTI MetLife Multi-Index       2019      2.15         0.30 - 1.15         20.32 - 21.35
     Targeted Risk Subaccount     2018      1.71         0.60 - 1.15       (8.25) - (7.74)
                                  2017      1.48         0.60 - 1.15         14.23 - 14.85
                                  2016      1.09         0.60 - 1.15           3.17 - 3.74
                                  2015      1.72         0.60 - 1.15       (2.34) - (1.80)

  BHFTI MFS(R) Research           2019      1.35         0.30 - 2.65         24.96 - 27.93
     International Subaccount     2018      1.96         0.30 - 2.65     (16.26) - (14.25)
                                  2017      1.75         0.30 - 2.65         24.81 - 27.77
                                  2016      2.00         0.30 - 2.65       (3.47) - (1.17)
                                  2015      2.74         0.30 - 2.65       (4.34) - (2.07)

                                     98

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                             UNITS      HIGHEST ($)     ASSETS ($)
                                        -------------  -------------  -------------

  BHFTI Morgan Stanley Discovery  2019      2,823,184    2.22 - 6.14      9,792,076
     Subaccount                   2018      3,496,322    1.61 - 4.46      8,695,925
                                  2017      4,084,676    1.49 - 4.11      9,509,065
                                  2016      4,381,117    1.08 - 2.99      7,516,054
                                  2015      5,073,086    1.21 - 3.32      9,645,446

  BHFTI PIMCO Inflation           2019     27,065,624    1.15 - 1.64     38,613,564
     Protected Bond Subaccount    2018     30,239,957    1.09 - 1.51     40,399,388
                                  2017     32,003,367    1.15 - 1.56     44,339,886
                                  2016     35,307,807    1.14 - 1.52     48,063,859
                                  2015     39,426,607    1.11 - 1.47     51,884,514

  BHFTI PIMCO Total Return        2019     78,582,880    1.34 - 2.35    135,396,335
     Subaccount                   2018     89,062,869    1.27 - 2.18    144,076,290
                                  2017     98,723,354    1.30 - 2.20    163,277,023
                                  2016    108,989,879    1.28 - 2.11    175,865,002
                                  2015    125,500,853    1.28 - 2.07    200,669,344

  BHFTI Schroders Global          2019          5,741  14.38 - 15.22         85,566
     Multi-Asset Subaccount       2018          3,736  11.97 - 12.57         46,120
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and           2019     53,069,377           1.88     99,668,070
     Income ETF Subaccount        2018     58,083,774           1.59     92,348,751
                                  2017     64,046,553           1.72    110,308,883
                                  2016     69,381,250           1.51    104,433,234
                                  2015     75,897,851           1.44    109,354,013

  BHFTI SSGA Growth ETF           2019     72,169,512           1.92    138,723,949
     Subaccount                   2018     77,737,637           1.59    123,572,685
                                  2017     84,156,265           1.76    148,452,972
                                  2016     91,144,360           1.49    136,076,571
                                  2015     98,530,509           1.41    139,366,676

  BHFTI T. Rowe Price Large Cap   2019    133,926,038   1.36 - 12.38    333,726,536
     Value Subaccount             2018    149,819,774    1.36 - 9.88    299,862,560
                                  2017    167,544,150   1.63 - 10.98    375,860,857
                                  2016    188,277,959    1.36 - 9.48    366,994,258
                                  2015    215,108,437    1.27 - 8.25    366,982,709

  BHFTI T. Rowe Price Mid Cap     2019        441,042    2.30 - 4.44      1,619,265
     Growth Subaccount            2018        454,756    1.80 - 3.44      1,275,411
                                  2017        515,398    1.89 - 3.57      1,483,222
                                  2016        559,197    1.55 - 2.91      1,310,449
                                  2015        890,955    1.50 - 2.78      1,870,191

  BHFTI Victory Sycamore Mid      2019     16,842,655    1.55 - 3.46     32,723,668
     Cap Value Subaccount         2018     19,084,211    1.24 - 2.72     29,300,344
                                  2017     21,415,273    1.41 - 3.08     37,197,594
                                  2016     25,100,728    1.32 - 2.86     40,718,448
                                  2015     27,773,801    1.17 - 2.52     39,601,373

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTI Morgan Stanley Discovery  2019        --          0.30 - 2.60        36.53 - 39.71
     Subaccount                   2018        --          0.30 - 2.60          7.31 - 9.82
                                  2017      0.27          0.30 - 2.60        36.33 - 39.49
                                  2016        --          0.30 - 2.60     (10.81) - (8.73)
                                  2015        --          0.30 - 2.60      (7.46) - (5.31)

  BHFTI PIMCO Inflation           2019      3.63          0.30 - 2.75          5.49 - 8.16
     Protected Bond Subaccount    2018      1.80          0.30 - 2.75      (4.93) - (2.42)
                                  2017      1.77          0.30 - 2.75          0.82 - 3.50
                                  2016        --          0.30 - 2.75          2.29 - 4.85
                                  2015      5.06          0.30 - 2.75      (5.60) - (3.20)

  BHFTI PIMCO Total Return        2019      2.88          0.30 - 2.70          5.57 - 8.14
     Subaccount                   2018      1.36          0.30 - 2.70      (2.90) - (0.53)
                                  2017      1.76          0.30 - 2.70          1.72 - 4.19
                                  2016      2.58          0.30 - 2.75        (0.17) - 2.30
                                  2015      5.27          0.30 - 2.75      (2.71) - (0.29)

  BHFTI Schroders Global          2019      1.27          0.30 - 1.15        20.10 - 21.13
     Multi-Asset Subaccount       2018      1.33          0.30 - 1.15      (6.39) - (5.85)
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and           2019      2.33                 1.25                18.12
     Income ETF Subaccount        2018      2.33                 1.25               (7.69)
                                  2017      2.43                 1.25                14.42
                                  2016      2.34                 1.25                 4.47
                                  2015      2.30                 1.25               (3.18)

  BHFTI SSGA Growth ETF           2019      1.96                 1.25                20.92
     Subaccount                   2018      2.03                 1.25               (9.89)
                                  2017      2.09                 1.25                18.15
                                  2016      2.15                 1.25                 5.55
                                  2015      2.01                 1.25               (3.52)

  BHFTI T. Rowe Price Large Cap   2019      2.12          0.30 - 2.70         0.00 - 26.24
     Value Subaccount             2018      1.83          0.30 - 2.70       (11.59) - 0.00
                                  2017      2.06          0.30 - 2.70        13.84 - 16.72
                                  2016      2.85          0.30 - 2.75         0.00 - 15.71
                                  2015      1.60          0.30 - 2.75      (6.15) - (3.77)

  BHFTI T. Rowe Price Mid Cap     2019      0.03          1.55 - 2.65        27.64 - 29.05
     Growth Subaccount            2018        --          1.55 - 2.65      (4.76) - (3.70)
                                  2017        --          1.55 - 2.65        21.49 - 22.83
                                  2016        --          1.55 - 2.65          3.44 - 4.58
                                  2015        --          1.55 - 2.65          3.88 - 5.03

  BHFTI Victory Sycamore Mid      2019      1.13          0.30 - 2.65        25.61 - 28.60
     Cap Value Subaccount         2018      0.60          0.30 - 2.65    (12.51) - (10.42)
                                  2017      0.97          0.30 - 2.65          6.62 - 9.15
                                  2016      0.68          0.30 - 2.65        12.48 - 15.16
                                  2015      0.52          0.30 - 2.70     (11.41) - (9.25)

                                     99

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                        -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                            UNITS       HIGHEST ($)   ASSETS ($)
                                        ------------  -------------  ------------

  BHFTII BlackRock Bond Income    2019    65,840,601    1.13 - 2.47   105,679,169
     Subaccount                   2018    71,016,285    1.06 - 2.28   105,252,233
                                  2017    80,540,234    1.10 - 2.31   121,551,846
                                  2016    89,821,850    1.08 - 2.25   132,434,541
                                  2015   101,411,127    1.08 - 2.21   147,353,917

  BHFTII BlackRock Capital        2019    61,999,647    1.82 - 8.88   201,388,951
     Appreciation Subaccount      2018    70,400,985    1.39 - 6.77   172,931,439
                                  2017    80,040,866    1.38 - 6.69   191,718,105
                                  2016    90,233,992    1.04 - 5.06   162,582,117
                                  2015   102,258,198    1.06 - 5.12   186,416,345

  BHFTII BlackRock Ultra-Short    2019   151,309,257    0.80 - 2.30   169,913,120
     Term Bond Subaccount         2018   151,783,168    0.81 - 2.28   169,166,349
                                  2017   163,187,513    0.81 - 2.27   181,229,925
                                  2016   191,490,336    0.83 - 2.28   213,922,334
                                  2015   207,458,223    0.85 - 2.31   234,598,971

  BHFTII Brighthouse Asset        2019     9,547,604    1.33 - 1.81    14,585,014
     Allocation 20 Subaccount     2018    10,769,566    1.22 - 1.63    14,978,712
                                  2017    12,549,984    1.29 - 1.68    18,176,787
                                  2016    14,708,245    1.23 - 1.57    20,218,985
                                  2015    17,745,651    1.21 - 1.51    23,643,801

  BHFTII Brighthouse Asset        2019    31,633,117    1.42 - 1.98    53,322,086
     Allocation 40 Subaccount     2018    35,459,039    1.26 - 1.72    52,552,153
                                  2017    40,415,605    1.36 - 1.80    63,546,568
                                  2016    47,542,265    1.26 - 1.63    68,509,133
                                  2015    54,365,636    1.22 - 1.54    74,878,498

  BHFTII Brighthouse Asset        2019   229,881,665    1.45 - 2.11   409,035,369
     Allocation 60 Subaccount     2018   252,977,971    1.25 - 1.78   382,433,316
                                  2017   277,446,396    1.37 - 1.90   453,115,632
                                  2016   313,013,101    1.23 - 1.66   452,209,477
                                  2015   351,132,615    1.18 - 1.55   480,001,704

  BHFTII Brighthouse Asset        2019   329,812,163    1.50 - 2.23   597,822,346
     Allocation 80 Subaccount     2018   352,665,496    1.25 - 1.81   526,419,487
                                  2017   376,643,089    1.40 - 1.98   622,556,295
                                  2016   406,853,909    1.21 - 1.66   574,285,819
                                  2015   438,830,497    1.15 - 1.55   582,539,493

  BHFTII Brighthouse/Artisan      2019       369,215    3.76 - 4.23     1,479,094
     Mid Cap Value Subaccount     2018       398,727    3.11 - 3.47     1,320,037
                                  2017       473,217    3.67 - 4.07     1,833,989
                                  2016       487,877    3.33 - 3.67     1,708,962
                                  2015       516,603    2.77 - 3.03     1,498,283

  BHFTII Brighthouse/Dimensional  2019       322,203    2.25 - 2.47       766,342
     International Small Company  2018       350,947    1.88 - 2.04       692,783
     Subaccount                   2017       315,726    2.43 - 2.61       802,655
                                  2016       273,940    1.91 - 2.04       543,802
                                  2015       749,110    1.85 - 1.96     1,434,554

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------

  BHFTII BlackRock Bond Income    2019      3.67         0.30 - 2.75           6.69 - 9.50
     Subaccount                   2018      3.33         0.30 - 2.75       (3.23) - (0.66)
                                  2017      3.06         0.30 - 2.75           1.14 - 3.79
                                  2016      3.12         0.30 - 2.75           0.18 - 2.81
                                  2015      3.73         0.30 - 2.75         (2.28) - 0.29

  BHFTII BlackRock Capital        2019      0.21         0.30 - 2.60         29.39 - 32.45
     Appreciation Subaccount      2018      0.12         0.30 - 2.65         (0.28) - 2.12
                                  2017      0.10         0.30 - 2.65         30.31 - 33.53
                                  2016        --         0.30 - 2.65       (2.62) - (0.21)
                                  2015        --         0.30 - 2.65           3.38 - 5.96

  BHFTII BlackRock Ultra-Short    2019      1.73         0.30 - 2.70         (0.79) - 1.82
     Term Bond Subaccount         2018      0.98         0.30 - 2.75         (1.12) - 1.50
                                  2017      0.30         0.30 - 2.75         (1.99) - 0.59
                                  2016      0.05         0.30 - 2.75         (2.51) - 0.05
                                  2015        --         0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2019      2.15         0.30 - 2.50          8.98 - 11.40
     Allocation 20 Subaccount     2018      2.17         0.30 - 2.50       (5.03) - (2.90)
                                  2017      2.10         0.30 - 2.50           4.30 - 6.61
                                  2016      3.19         0.30 - 2.50           1.95 - 4.22
                                  2015      2.09         0.30 - 2.50       (3.04) - (0.88)

  BHFTII Brighthouse Asset        2019      2.20         0.30 - 2.60         12.63 - 15.25
     Allocation 40 Subaccount     2018      2.01         0.30 - 2.60       (6.87) - (4.69)
                                  2017      2.02         0.30 - 2.55          7.86 - 10.31
                                  2016      3.55         0.30 - 2.55           3.42 - 5.77
                                  2015      0.27         0.30 - 2.55       (3.56) - (1.37)

  BHFTII Brighthouse Asset        2019      1.94         0.30 - 2.85         16.07 - 19.07
     Allocation 60 Subaccount     2018      1.64         0.30 - 2.85       (8.78) - (6.41)
                                  2017      1.74         0.30 - 2.85         11.52 - 14.39
                                  2016      3.14         0.30 - 2.85           4.10 - 6.78
                                  2015      0.54         0.30 - 2.85       (4.04) - (1.56)

  BHFTII Brighthouse Asset        2019      1.75         0.30 - 2.90         20.19 - 23.36
     Allocation 80 Subaccount     2018      1.30         0.30 - 2.90      (10.75) - (8.39)
                                  2017      1.54         0.30 - 2.90         15.77 - 18.80
                                  2016      2.94         0.30 - 2.90           5.05 - 7.82
                                  2015      0.33         0.30 - 2.90       (4.51) - (1.99)

  BHFTII Brighthouse/Artisan      2019      0.51         1.40 - 2.10         20.87 - 21.72
     Mid Cap Value Subaccount     2018      0.39         1.40 - 2.10     (15.23) - (14.63)
                                  2017      0.49         1.40 - 2.10         10.21 - 10.98
                                  2016      0.87         1.40 - 2.10         20.10 - 20.95
                                  2015      0.94         1.40 - 2.10     (11.54) - (10.92)

  BHFTII Brighthouse/Dimensional  2019      1.02         1.70 - 2.50         20.00 - 20.96
     International Small Company  2018      2.35         1.70 - 2.50     (22.54) - (21.91)
     Subaccount                   2017      1.67         1.70 - 2.50         27.24 - 28.25
                                  2016      2.61         1.70 - 2.50           3.21 - 4.04
                                  2015      1.68         1.70 - 2.50           3.14 - 3.97

                                     100

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                         AS OF DECEMBER 31
                                            -----------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                UNITS       HIGHEST ($)   ASSETS ($)
                                            ------------  -------------  ------------

  BHFTII Brighthouse/Wellington       2019    48,267,244    1.86 - 5.12   226,374,860
     Balanced Subaccount              2018    53,548,074    1.56 - 4.22   207,016,147
                                      2017    58,824,155    1.66 - 4.44   239,161,037
                                      2016    64,591,245    1.49 - 3.90   230,965,585
                                      2015    72,571,267    1.43 - 3.69   244,860,534

  BHFTII Brighthouse/Wellington Core  2019    34,108,316   2.09 - 87.94   114,009,727
     Equity Opportunities Subaccount  2018    39,171,051   1.64 - 67.95   102,413,865
                                      2017    45,507,098   1.67 - 68.81   120,932,383
                                      2016    52,226,552   1.43 - 58.47   118,746,402
                                      2015    44,358,088    1.35 - 2.26    80,800,707

  BHFTII Frontier Mid Cap Growth      2019    32,929,142    1.37 - 3.82    75,545,157
     Subaccount                       2018    37,053,486    1.05 - 2.89    64,833,991
                                      2017    41,185,332    1.13 - 3.13    77,610,257
                                      2016    46,769,889    0.92 - 2.54    71,558,936
                                      2015    53,062,687    0.89 - 2.46    78,853,375

  BHFTII Jennison Growth              2019   169,679,169    1.64 - 4.53   429,253,466
     Subaccount                       2018   188,452,697    1.26 - 3.47   363,480,340
                                      2017   208,309,436    1.27 - 3.51   405,643,359
                                      2016   230,334,406    0.94 - 2.60   330,843,366
                                      2015   255,430,902    0.96 - 2.64   370,985,158

  BHFTII Loomis Sayles Small          2019       244,753    5.92 - 7.27     1,638,105
     Cap Core Subaccount              2018       257,659    4.85 - 5.90     1,406,195
                                      2017       233,617    5.60 - 6.77     1,468,973
                                      2016       125,626    5.00 - 5.99       695,462
                                      2015       133,839    4.31 - 5.12       637,286

  BHFTII MetLife Aggregate            2019    18,995,114    1.48 - 2.78    49,551,346
     Bond Index Subaccount            2018    21,376,472    1.38 - 2.59    51,926,708
                                      2017    23,403,576    1.40 - 2.63    57,551,248
                                      2016    25,927,617    1.37 - 2.58    62,459,481
                                      2015    28,582,132    1.36 - 2.55    68,017,985

  BHFTII MetLife Mid Cap              2019     5,500,355   2.60 - 46.71    16,820,113
     Stock Index Subaccount           2018     6,446,927   2.09 - 37.32    15,350,273
                                      2017     7,333,867   2.39 - 42.33    19,314,230
                                      2016     7,950,996   2.09 - 36.72    17,822,009
                                      2015     8,349,197   1.75 - 30.67    15,269,454

  BHFTII MetLife MSCI EAFE(R)         2019    17,083,332    1.23 - 3.01    45,870,914
     Index Subaccount                 2018    18,728,366    1.02 - 2.50    41,661,089
                                      2017    20,185,195    1.21 - 2.94    52,579,273
                                      2016    22,174,074    0.98 - 2.39    46,547,113
                                      2015    24,065,038    0.99 - 2.38    50,132,009

  BHFTII MetLife Russell 2000(R)      2019    17,116,080    2.77 - 6.46    99,890,207
     Index Subaccount                 2018    19,151,054    2.24 - 5.20    89,981,408
                                      2017    20,998,581    2.56 - 5.92   112,322,154
                                      2016    23,491,682    2.27 - 5.23   110,619,177
                                      2015    25,834,307    1.90 - 4.36   101,108,420

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  BHFTII Brighthouse/Wellington       2019      2.20         0.30 - 2.65         19.51 - 22.62
     Balanced Subaccount              2018      1.76         0.30 - 2.65       (6.53) - (4.05)
                                      2017      1.91         0.30 - 2.65         11.86 - 14.80
                                      2016      2.75         0.30 - 2.65           3.95 - 6.67
                                      2015      1.96         0.30 - 2.65         (0.38) - 2.27

  BHFTII Brighthouse/Wellington Core  2019      1.50         0.30 - 2.65         27.23 - 30.55
     Equity Opportunities Subaccount  2018      1.63         0.30 - 2.65       (2.97) - (0.39)
                                      2017      1.45         0.30 - 2.65         15.71 - 18.71
                                      2016      1.72         0.30 - 2.65           0.53 - 7.02
                                      2015      1.62         0.30 - 2.65         (0.53) - 2.09

  BHFTII Frontier Mid Cap Growth      2019        --         0.30 - 2.70         29.36 - 32.61
     Subaccount                       2018        --         0.30 - 2.70       (8.38) - (6.05)
                                      2017        --         0.30 - 2.70         21.68 - 24.76
                                      2016        --         0.30 - 2.70           2.41 - 4.98
                                      2015        --         0.30 - 2.70         (0.08) - 2.47

  BHFTII Jennison Growth              2019      0.42         0.30 - 2.70         28.97 - 32.43
     Subaccount                       2018      0.32         0.30 - 2.70         (2.57) - 0.05
                                      2017      0.28         0.30 - 2.70         33.35 - 36.91
                                      2016      0.26         0.30 - 2.70       (3.86) - (0.13)
                                      2015      0.24         0.30 - 2.70          7.59 - 10.45

  BHFTII Loomis Sayles Small          2019        --         1.70 - 2.50         22.14 - 23.12
     Cap Core Subaccount              2018        --         1.70 - 2.50     (13.50) - (12.80)
                                      2017      0.05         1.70 - 2.50         12.13 - 13.03
                                      2016      0.06         1.70 - 2.50         16.04 - 16.97
                                      2015        --         1.70 - 2.50       (4.17) - (3.40)

  BHFTII MetLife Aggregate            2019      3.19         0.30 - 1.30           7.23 - 8.31
     Bond Index Subaccount            2018      3.03         0.30 - 1.30       (1.47) - (0.48)
                                      2017      2.92         0.30 - 1.30           1.93 - 2.95
                                      2016      2.77         0.30 - 1.30           1.03 - 2.04
                                      2015      2.91         0.30 - 1.30       (1.04) - (0.05)

  BHFTII MetLife Mid Cap              2019      1.35         0.30 - 1.25         24.10 - 25.16
     Stock Index Subaccount           2018      1.23         0.30 - 1.25     (12.58) - (11.83)
                                      2017      1.34         0.30 - 1.25         14.28 - 15.26
                                      2016      1.27         0.30 - 1.25         18.71 - 19.72
                                      2015      1.16         0.30 - 1.25       (3.79) - (2.97)

  BHFTII MetLife MSCI EAFE(R)         2019      2.69         0.30 - 1.60         20.00 - 21.57
     Index Subaccount                 2018      3.02         0.30 - 1.60     (15.29) - (14.17)
                                      2017      2.69         0.30 - 1.60         22.93 - 24.53
                                      2016      2.63         0.30 - 1.60         (0.27) - 1.04
                                      2015      3.23         0.30 - 1.60       (2.66) - (1.39)

  BHFTII MetLife Russell 2000(R)      2019      1.19         0.30 - 1.65         23.57 - 25.24
     Index Subaccount                 2018      1.12         0.30 - 1.65     (12.44) - (11.24)
                                      2017      1.21         0.30 - 1.65         12.80 - 14.33
                                      2016      1.38         0.30 - 1.65         19.30 - 20.92
                                      2015      1.21         0.30 - 1.65       (5.84) - (4.56)

                                     101

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                    AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                       -----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                           UNITS       HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  -------------  ------------  -------------  ----------------  -----------------

  BHFTII MetLife Stock Index     2019   293,791,316   1.92 - 59.26   876,394,842      2.12         0.28 - 3.50         26.52 - 30.78
     Subaccount                  2018   327,389,149   1.57 - 45.64   755,196,430      1.78         0.28 - 3.50       (7.99) - (4.87)
                                 2017   361,289,220   1.64 - 48.32   884,599,164      1.75         0.28 - 3.50         17.25 - 21.20
                                 2016   399,744,544   1.40 - 40.16   818,490,354      1.98         0.28 - 3.50          7.70 - 11.36
                                 2015   444,545,333   1.29 - 36.32   825,958,902      1.72         0.28 - 3.50         (2.41) - 0.88

  BHFTII MFS(R) Total Return     2019    94,435,263    1.43 - 5.15   288,485,569      2.19         0.30 - 2.75         16.81 - 19.77
     Subaccount                  2018   107,311,664    1.22 - 4.34   277,060,117      2.13         0.30 - 2.75       (8.38) - (6.04)
                                 2017   121,012,734    1.33 - 4.66   336,697,082      2.35         0.30 - 2.75          9.13 - 11.89
                                 2016   138,074,749    1.22 - 4.20   347,116,215      2.73         0.30 - 2.75           5.97 - 8.65
                                 2015   157,676,884    1.15 - 3.90   367,197,782      2.42         0.30 - 2.75       (3.10) - (0.65)

  BHFTII MFS(R) Value            2019    37,952,195    1.73 - 3.76   117,774,514      1.89         0.30 - 2.65         26.51 - 29.74
     Subaccount                  2018    43,397,961    1.36 - 2.90   105,118,219      1.48         0.30 - 2.65     (12.56) - (10.32)
                                 2017    47,045,537    1.56 - 3.26   128,018,025      2.01         0.30 - 2.65         14.57 - 17.65
                                 2016    54,400,150    1.36 - 2.83   126,985,750      2.24         0.30 - 2.75         11.00 - 14.05
                                 2015    61,186,657    1.22 - 2.53   126,858,359      2.66         0.30 - 2.75       (3.07) - (0.45)

  BHFTII Neuberger Berman        2019    15,001,058    1.83 - 5.88    54,842,256      0.20         0.30 - 2.65         26.02 - 29.29
     Genesis Subaccount          2018    17,310,381    1.44 - 4.56    49,617,508      0.31         0.30 - 2.65       (9.43) - (6.98)
                                 2017    19,224,324    1.58 - 4.92    59,769,456      0.38         0.30 - 2.65         12.48 - 15.41
                                 2016    22,363,400    1.40 - 4.28    61,097,301      0.43         0.30 - 2.65         15.30 - 18.33
                                 2015    25,655,787    1.20 - 3.63    59,714,866      0.38         0.30 - 2.65         (2.25) - 0.28

  BHFTII T. Rowe Price Large     2019    19,835,567    2.58 - 5.37    65,039,439      0.20         0.30 - 2.65         27.24 - 30.20
     Cap Growth Subaccount       2018    22,058,904    2.03 - 4.12    55,949,934      0.22         0.30 - 2.65       (3.71) - (1.45)
                                 2017    24,505,822    2.11 - 4.18    63,630,978      0.10         0.30 - 2.65         30.06 - 33.08
                                 2016    26,687,817    1.62 - 3.14    52,673,898        --         0.30 - 2.65         (1.07) - 1.23
                                 2015    29,861,303    1.64 - 3.11    58,885,774      0.01         0.30 - 2.65          7.68 - 10.18

  BHFTII T. Rowe Price Small     2019    30,420,959    2.55 - 5.93   116,605,680        --         0.30 - 2.65         29.36 - 32.44
     Cap Growth Subaccount       2018    34,048,706    1.97 - 4.49    99,301,511        --         0.30 - 2.65       (9.23) - (7.06)
                                 2017    37,310,815    2.17 - 4.84   118,103,918      0.07         0.30 - 2.65         19.34 - 22.17
                                 2016    41,499,662    1.82 - 3.98   108,651,167      0.03         0.30 - 2.65          8.57 - 11.15
                                 2015    46,060,640    1.68 - 3.59   109,539,493        --         0.30 - 2.65         (0.22) - 2.16

  BHFTII Western Asset           2019    22,930,953   1.38 - 49.42   130,550,552      4.83         0.30 - 2.75         11.20 - 14.14
     Management Strategic Bond   2018    26,066,458   1.24 - 43.29   133,489,367      5.34         0.30 - 2.75       (6.54) - (4.09)
     Opportunities Subaccount    2017    29,601,617   1.32 - 45.14   161,437,591      3.86         0.30 - 2.75           5.06 - 7.90
                                 2016    32,467,046   1.25 - 41.83   170,890,372      2.14         0.30 - 2.75           3.17 - 7.29
                                 2015    19,595,073    1.18 - 2.94    32,316,442      4.93         1.17 - 2.60       (4.52) - (2.86)

  BHFTII Western Asset           2019    34,568,327    1.06 - 2.71    57,126,008      2.73         0.15 - 2.45           3.46 - 5.87
     Management U.S. Government  2018    39,125,839    1.02 - 2.59    61,098,385      2.32         0.15 - 2.45         (1.49) - 0.82
     Subaccount                  2017    44,189,926    1.04 - 2.59    68,510,028      2.66         0.15 - 2.45         (0.53) - 1.78
                                 2016    49,146,509    1.04 - 2.57    75,272,260      2.62         0.15 - 2.45         (1.17) - 1.13
                                 2015    53,614,394    1.05 - 2.57    82,426,356      2.32         0.15 - 2.45         (1.86) - 0.42

  BNY Mellon Sustainable U.S.    2019       247,250    2.57 - 3.01       682,990      1.26         1.55 - 2.50         30.70 - 31.95
     Equity Subaccount           2018       251,679    1.73 - 2.28       529,454      1.47         1.55 - 2.65       (7.15) - (6.11)
                                 2017       246,933    1.86 - 2.43       553,728      0.92         1.55 - 2.65         12.04 - 13.28
                                 2016       252,898    1.66 - 2.14       503,431      1.02         1.55 - 2.65           7.20 - 8.38
                                 2015       253,443    1.55 - 1.98       467,910      0.83         1.55 - 2.65       (5.94) - (4.90)

                                     102

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         ------------  -------------  ------------

  Delaware VIP Small Cap Value     2019     1,950,909    3.85 - 6.87     9,419,075
     Subaccount                    2018     2,189,895    3.02 - 5.40     8,251,064
                                   2017     2,506,672    3.63 - 6.52    11,407,245
                                   2016     2,764,340    3.25 - 5.85    11,287,261
                                   2015     2,998,177    2.48 - 4.48     9,400,488

  DWS Government & Agency          2019     1,008,990    1.08 - 1.30     1,233,879
     Securities VIP Subaccount     2018     1,293,246    1.05 - 1.24     1,505,979
                                   2017     1,461,872    1.07 - 1.26     1,729,536
                                   2016     1,896,941    1.09 - 1.26     2,265,390
                                   2015     2,061,094    1.11 - 1.27     2,487,768

  DWS Small Mid Cap Value VIP      2019     1,109,069    2.21 - 3.44     3,442,628
     Subaccount                    2018     1,228,018    1.87 - 2.89     3,204,277
                                   2017     1,290,516    2.30 - 3.51     4,107,166
                                   2016     1,431,523    2.14 - 3.24     4,233,440
                                   2015     1,750,951    1.65 - 2.82     4,507,291

  Fidelity(R) VIP Contrafund       2019    49,988,801    2.51 - 4.31   195,661,753
     Subaccount                    2018    57,487,411    1.96 - 3.32   173,689,860
                                   2017    64,652,989    2.14 - 3.61   212,284,338
                                   2016    73,454,530    1.80 - 3.00   200,953,161
                                   2015    82,770,515    1.71 - 2.82   213,090,938

  Fidelity(R) VIP Dynamic Capital  2019       560,124    2.42 - 4.43     1,791,623
     Appreciation Subaccount       2018       628,126    1.89 - 3.43     1,565,732
                                   2017       699,361    2.02 - 3.62     1,870,222
                                   2016       826,298    1.66 - 2.94     1,801,247
                                   2015       934,036    1.64 - 2.87     2,014,900

  Fidelity(R) VIP Equity-Income    2019    34,706,180    2.24 - 6.51   217,669,778
     Subaccount                    2018    38,772,632    1.80 - 5.17   192,945,322
                                   2017    42,812,375    2.00 - 5.71   235,072,085
                                   2016    47,642,339    1.81 - 5.12   233,851,528
                                   2015    52,549,940    1.57 - 4.40   220,784,877

  Fidelity(R) VIP Freedom 2020     2019       231,752    2.12 - 2.41       510,654
     Subaccount                    2018       198,054    1.79 - 2.01       366,988
     (Commenced 5/1/2015)          2017       161,933    1.93 - 2.15       321,970
                                   2016       242,680    1.68 - 1.85       425,855
                                   2015        42,288    1.61 - 1.65        69,713

  Fidelity(R) VIP Freedom 2025     2019       603,881    2.28 - 2.58     1,425,633
     Subaccount                    2018       482,273    1.90 - 2.13       942,996
     (Commenced 5/1/2015)          2017       160,567    2.06 - 2.21       339,959
                                   2016       181,641    1.77 - 1.89       335,281
                                   2015       104,718    1.69 - 1.75       182,283

  Fidelity(R) VIP Freedom 2030     2019       417,319    2.29 - 2.65     1,034,669
     Subaccount                    2018       286,413    1.87 - 2.05       563,583
     (Commenced 5/1/2015)          2017       249,380    2.10 - 2.33       540,637
                                   2016       298,697    1.76 - 1.94       561,340
                                   2015       240,061    1.67 - 1.83       429,195

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  Delaware VIP Small Cap Value     2019      1.08         0.30 - 1.30         26.49 - 27.76
     Subaccount                    2018      0.86         0.30 - 1.30     (17.80) - (16.97)
                                   2017      0.86         0.30 - 1.30         10.61 - 11.72
                                   2016      0.98         0.30 - 1.30         29.71 - 31.01
                                   2015      0.73         0.30 - 1.30       (7.43) - (6.50)

  DWS Government & Agency          2019      2.44         1.55 - 2.65           3.28 - 4.42
     Securities VIP Subaccount     2018      2.37         1.55 - 2.65       (2.44) - (1.36)
                                   2017      2.19         1.55 - 2.65       (1.33) - (0.25)
                                   2016      2.75         1.55 - 2.65       (1.85) - (0.76)
                                   2015      2.44         1.55 - 2.65       (2.97) - (1.90)

  DWS Small Mid Cap Value VIP      2019      0.36         1.55 - 2.65         17.83 - 19.13
     Subaccount                    2018      0.99         1.55 - 2.65     (18.53) - (17.62)
                                   2017      0.38         1.55 - 2.65           7.26 - 8.44
                                   2016      0.24         1.55 - 2.65         13.42 - 14.68
                                   2015        --         1.55 - 2.65       (4.77) - (3.72)

  Fidelity(R) VIP Contrafund       2019      0.23         0.30 - 2.65         27.84 - 30.88
     Subaccount                    2018      0.45         0.30 - 2.65       (9.10) - (6.92)
                                   2017      0.78         0.30 - 2.65         18.42 - 21.22
                                   2016      0.62         0.30 - 2.65           4.91 - 7.41
                                   2015      0.79         0.30 - 2.65         (2.21) - 0.11

  Fidelity(R) VIP Dynamic Capital  2019      0.38         0.30 - 2.45         26.68 - 29.43
     Appreciation Subaccount       2018      0.34         0.30 - 2.50       (7.52) - (5.45)
                                   2017      0.62         0.30 - 2.50         20.46 - 23.13
                                   2016      0.69         0.30 - 2.50           0.12 - 2.35
                                   2015      0.55         0.30 - 2.50         (1.47) - 0.72

  Fidelity(R) VIP Equity-Income    2019      1.97         0.30 - 1.90         24.72 - 27.06
     Subaccount                    2018      2.21         0.30 - 1.90      (10.27) - (8.57)
                                   2017      1.67         0.30 - 1.90         10.54 - 12.56
                                   2016      2.27         0.30 - 1.90         15.49 - 17.66
                                   2015      3.07         0.30 - 1.90       (6.04) - (4.25)

  Fidelity(R) VIP Freedom 2020     2019      1.96         0.30 - 1.15         18.51 - 19.52
     Subaccount                    2018      1.48         0.30 - 1.15       (7.16) - (6.36)
     (Commenced 5/1/2015)          2017      1.40         0.30 - 1.15         14.93 - 15.91
                                   2016      1.67         0.30 - 1.15           4.59 - 5.49
                                   2015      2.21         0.90 - 1.15       (4.96) - (4.81)

  Fidelity(R) VIP Freedom 2025     2019      2.09         0.30 - 1.15         20.12 - 21.15
     Subaccount                    2018      2.26         0.30 - 1.15       (7.85) - (7.06)
     (Commenced 5/1/2015)          2017      1.12         0.60 - 1.15         16.23 - 16.87
                                   2016      1.67         0.60 - 1.15           4.77 - 5.35
                                   2015      4.15         0.80 - 1.15       (5.34) - (5.12)

  Fidelity(R) VIP Freedom 2030     2019      2.38         0.30 - 1.30         22.51 - 23.74
     Subaccount                    2018      1.17         0.60 - 1.30       (9.25) - (8.61)
     (Commenced 5/1/2015)          2017      1.39         0.30 - 1.15         19.32 - 20.33
                                   2016      1.34         0.30 - 1.15           5.16 - 6.06
                                   2015      9.73         0.30 - 1.15       (5.97) - (5.43)

                                     103

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                       AS OF DECEMBER 31
                                          -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                              UNITS       HIGHEST ($)   ASSETS ($)
                                          ------------  -------------  ------------

  Fidelity(R) VIP Freedom 2040      2019        73,176    3.20 - 3.50       242,007
     Subaccount                     2018        61,131    2.52 - 2.74       157,143
     (Commenced 5/1/2015)           2017        43,802    2.84 - 3.06       126,195
                                    2016        26,379    2.33 - 2.49        62,152
                                    2015         4,565    2.21 - 2.25        10,128

  Fidelity(R) VIP Freedom 2050      2019       141,041    3.27 - 3.58       476,052
     Subaccount                     2018       140,023    2.58 - 2.80       371,752
     (Commenced 5/1/2015)           2017        38,641    2.90 - 3.12       114,743
                                    2016        19,737    2.38 - 2.54        47,803
                                    2015         2,194    2.26 - 2.30         4,997

  Fidelity(R) VIP FundsManager 60%  2019    40,912,426  15.48 - 18.41   643,235,435
     Subaccount                     2018    42,848,800  13.12 - 15.39   570,284,109
                                    2017    44,882,793  14.32 - 16.56   651,221,411
                                    2016    46,892,598  12.50 - 14.26   593,192,621
                                    2015    43,562,575  12.19 - 13.70   537,008,428

  Fidelity(R) VIP High Income       2019     4,148,603    2.18 - 3.85    15,896,086
     Subaccount                     2018     4,644,052    1.92 - 3.38    15,648,435
                                    2017     5,206,840    2.01 - 3.54    18,374,730
                                    2016     5,826,650    1.90 - 3.36    19,469,815
                                    2015     6,309,633    1.68 - 2.97    18,631,012

  Fidelity(R) VIP Mid Cap           2019    52,387,758    2.33 - 4.90   221,566,211
     Subaccount                     2018    57,879,679    1.93 - 4.00   200,990,838
                                    2017    63,984,525    2.32 - 4.72   263,863,750
                                    2016    70,833,034    1.97 - 3.94   245,490,758
                                    2015    78,497,047    1.80 - 3.55   246,200,236

  FTVIPT Franklin Income VIP        2019     6,360,321    1.68 - 7.46    15,465,174
     Subaccount                     2018     7,205,410    1.49 - 6.52    15,473,523
                                    2017     8,450,684    1.59 - 6.91    19,075,858
                                    2016     9,501,555    1.49 - 6.39    19,714,285
                                    2015    11,175,992    1.34 - 5.68    21,261,003

  FTVIPT Franklin Mutual            2019     5,065,548    2.18 - 2.53    11,737,530
     Shares VIP Subaccount          2018     5,820,994    1.82 - 2.09    11,189,550
                                    2017     6,577,838    2.03 - 2.33    14,138,169
                                    2016     7,345,721    1.91 - 2.18    14,806,916
                                    2015     9,109,098    1.68 - 1.91    16,047,671

  FTVIPT Franklin Rising            2019     4,119,081    2.06 - 3.54    13,208,784
     Dividends VIP Subaccount       2018     4,760,651    1.65 - 2.79    12,059,825
                                    2017     5,463,493    1.79 - 2.98    14,883,621
                                    2016     6,189,662    1.53 - 2.51    14,124,147
                                    2015     7,513,466    1.56 - 2.20    15,073,297

  FTVIPT Franklin Small-Mid         2019     7,883,686    2.03 - 3.74    22,806,213
     Cap Growth VIP Subaccount      2018     8,887,240    1.57 - 2.90    19,886,572
                                    2017    10,078,397    1.69 - 3.12    24,229,242
                                    2016    11,640,861    1.42 - 2.61    23,462,681
                                    2015    13,151,027    1.38 - 2.56    26,005,031

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------

  Fidelity(R) VIP Freedom 2040      2019      1.76         0.30 - 1.15         26.77 - 27.85
     Subaccount                     2018      1.00         0.30 - 1.15     (11.16) - (10.39)
     (Commenced 5/1/2015)           2017      1.15         0.30 - 1.15         21.89 - 22.93
                                    2016      1.60         0.30 - 1.15           5.31 - 6.21
                                    2015      3.45         0.90 - 1.15       (6.19) - (6.04)

  Fidelity(R) VIP Freedom 2050      2019      1.46         0.30 - 1.15         26.75 - 27.83
     Subaccount                     2018      1.46         0.30 - 1.15     (11.16) - (10.40)
     (Commenced 5/1/2015)           2017      1.55         0.30 - 1.15         21.90 - 22.93
                                    2016      3.14         0.30 - 1.15           5.34 - 6.24
                                    2015      3.42         0.90 - 1.15       (6.24) - (6.09)

  Fidelity(R) VIP FundsManager 60%  2019      1.52         0.70 - 2.10         17.98 - 19.65
     Subaccount                     2018      1.23         0.70 - 2.10       (8.39) - (7.10)
                                    2017      1.09         0.70 - 2.10         14.56 - 16.17
                                    2016      1.27         0.70 - 2.10           2.61 - 4.06
                                    2015      1.75         0.70 - 2.10       (1.68) - (0.29)

  Fidelity(R) VIP High Income       2019      5.01         0.95 - 1.30         13.62 - 14.02
     Subaccount                     2018      5.39         0.95 - 1.30       (4.54) - (4.20)
                                    2017      5.17         0.95 - 1.30           5.56 - 5.93
                                    2016      5.27         0.95 - 1.30         13.13 - 13.52
                                    2015      6.30         0.95 - 1.30       (4.87) - (4.54)

  Fidelity(R) VIP Mid Cap           2019      0.67         0.30 - 2.65         19.95 - 22.80
     Subaccount                     2018      0.39         0.30 - 2.65     (17.02) - (15.03)
                                    2017      0.48         0.30 - 2.65         17.39 - 20.18
                                    2016      0.31         0.30 - 2.65          9.00 - 11.59
                                    2015      0.24         0.30 - 2.65       (4.20) - (1.92)

  FTVIPT Franklin Income VIP        2019      5.30         1.30 - 2.55         13.14 - 14.56
     Subaccount                     2018      4.88         1.30 - 2.55       (6.73) - (5.55)
                                    2017      4.14         1.30 - 2.55           6.92 - 8.26
                                    2016      4.99         1.30 - 2.55         11.15 - 12.55
                                    2015      4.61         1.30 - 2.55       (9.40) - (8.25)

  FTVIPT Franklin Mutual            2019      1.79         1.40 - 1.90         20.27 - 20.87
     Shares VIP Subaccount          2018      2.36         1.40 - 1.90     (10.79) - (10.34)
                                    2017      2.23         1.40 - 1.90           6.31 - 6.85
                                    2016      1.95         1.40 - 1.90         13.87 - 14.44
                                    2015      2.97         1.40 - 1.90       (6.73) - (6.26)

  FTVIPT Franklin Rising            2019      1.24         1.50 - 3.05         25.35 - 27.31
     Dividends VIP Subaccount       2018      1.27         1.50 - 3.05       (7.94) - (6.50)
                                    2017      1.53         1.50 - 3.05         16.95 - 18.77
                                    2016      1.41         1.50 - 3.05         12.56 - 14.31
                                    2015      1.41         1.50 - 2.70       (6.22) - (5.08)

  FTVIPT Franklin Small-Mid         2019        --         1.25 - 2.70         27.93 - 29.80
     Cap Growth VIP Subaccount      2018        --         1.25 - 2.70       (7.91) - (6.55)
                                    2017        --         1.25 - 2.70         18.18 - 19.90
                                    2016        --         1.25 - 2.75           1.34 - 2.88
                                    2015        --         1.25 - 2.75       (5.30) - (3.87)

                                     104

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------

  FTVIPT Templeton Developing         2019     6,210,752   2.34 - 3.56    15,746,332
     Markets VIP Subaccount           2018     7,069,382   1.87 - 2.85    14,319,195
                                      2017     7,812,223   2.25 - 3.43    19,036,999
                                      2016     8,328,861   1.48 - 2.48    14,638,051
                                      2015     9,114,020   1.28 - 2.14    13,806,146

  FTVIPT Templeton Foreign            2019    25,305,736   1.31 - 2.24    43,610,980
     VIP Subaccount                   2018    28,049,760   1.06 - 2.02    43,703,190
                                      2017    29,831,295   1.29 - 2.43    55,918,436
                                      2016    33,932,017   1.14 - 2.12    55,454,715
                                      2015    37,823,632   1.09 - 2.01    58,736,117

  Invesco V.I. Comstock               2019     2,006,443   1.40 - 2.97     4,072,091
     Subaccount                       2018     2,240,752   1.14 - 2.40     3,687,615
                                      2017     2,636,942   1.31 - 2.78     4,984,389
                                      2016     3,342,163   1.13 - 2.39     5,383,720
                                      2015     3,897,706   0.98 - 2.07     5,511,939

  Invesco V.I. Diversified Dividend   2019       369,215   1.95 - 2.44       809,471
     Subaccount                       2018       409,495   1.60 - 1.99       740,498
                                      2017       551,287   1.74 - 2.19     1,111,690
                                      2016       662,469   1.64 - 2.06     1,252,863
                                      2015       764,684   1.46 - 1.83     1,284,340

  Invesco V.I. Equity and Income      2019    14,866,988   2.55 - 2.78    39,633,770
     Subaccount                       2018    17,005,128   2.17 - 2.35    38,404,499
                                      2017    19,267,979   2.45 - 2.64    49,006,572
                                      2016    21,314,043   2.25 - 2.41    49,784,834
                                      2015    25,216,381   2.00 - 2.13    52,124,645

  Invesco V.I. Government Securities  2019     4,326,178   1.01 - 1.63     5,279,639
     Subaccount                       2018     4,822,600   0.98 - 1.56     5,682,200
                                      2017     5,816,467   1.00 - 1.57     6,969,659
                                      2016     6,167,486   1.01 - 1.56     7,417,830
                                      2015     7,219,285   1.02 - 1.57     8,782,732

  Invesco V.I. Managed Volatility     2019       368,611   2.39 - 3.06     1,028,283
     Subaccount                       2018       452,625   2.07 - 2.62     1,089,586
                                      2017       502,004   2.39 - 2.99     1,387,711
                                      2016       479,925   2.22 - 2.75     1,233,406
                                      2015       572,546   1.69 - 2.53     1,350,241

  Invesco V.I. S&P 500 Index          2019     1,310,790   2.39 - 3.13     3,724,378
     Subaccount                       2018     1,323,036   1.87 - 2.44     2,944,765
                                      2017       782,152   2.01 - 2.61     1,832,641
                                      2016       960,831   1.70 - 2.19     1,905,676
                                      2015     1,204,868   1.57 - 2.00     2,194,793

  Janus Henderson Enterprise          2019     5,055,800   1.77 - 6.36    15,017,253
     Subaccount                       2018     5,565,999   1.34 - 4.79    11,953,242
                                      2017     6,515,151   1.37 - 4.90    13,908,202
                                      2016     7,167,800   1.10 - 3.92    12,288,719
                                      2015     7,987,829   1.00 - 3.56    12,285,705

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------

  FTVIPT Templeton Developing         2019      1.00         0.30 - 1.40         24.94 - 26.32
     Markets VIP Subaccount           2018      0.87         0.30 - 1.40     (16.97) - (16.05)
                                      2017      0.98         0.30 - 1.40         38.46 - 39.99
                                      2016      0.83         0.30 - 1.80         15.35 - 17.09
                                      2015      2.04         0.30 - 1.80     (21.04) - (19.84)

  FTVIPT Templeton Foreign            2019      1.73         0.30 - 2.65          9.59 - 12.19
     VIP Subaccount                   2018      2.67         0.30 - 2.70     (17.71) - (15.70)
                                      2017      2.59         0.30 - 2.70         13.59 - 16.34
                                      2016      1.96         0.30 - 2.70           4.32 - 6.85
                                      2015      3.24         0.30 - 2.70       (8.99) - (6.77)

  Invesco V.I. Comstock               2019      1.96         1.40 - 2.60         22.09 - 23.56
     Subaccount                       2018      1.63         1.40 - 2.60     (14.43) - (13.39)
                                      2017      2.02         1.40 - 2.60         14.84 - 16.22
                                      2016      1.58         1.40 - 2.60         14.29 - 15.67
                                      2015      1.92         1.40 - 2.60       (8.40) - (7.29)

  Invesco V.I. Diversified Dividend   2019      2.64         1.60 - 2.50         21.69 - 22.79
     Subaccount                       2018      1.81         1.60 - 2.50      (10.10) - (9.29)
                                      2017      1.39         1.60 - 2.50           5.68 - 6.63
                                      2016      1.19         1.60 - 2.50         11.71 - 12.72
                                      2015      1.43         1.60 - 2.50         (0.70) - 0.20

  Invesco V.I. Equity and Income      2019      2.26         1.40 - 1.90         17.75 - 18.34
     Subaccount                       2018      1.94         1.40 - 1.90     (11.44) - (10.99)
                                      2017      1.44         1.40 - 1.90           8.70 - 9.24
                                      2016      1.62         1.40 - 1.90         12.67 - 13.24
                                      2015      2.21         1.40 - 1.90       (4.42) - (3.94)

  Invesco V.I. Government Securities  2019      2.24         1.40 - 2.50           3.14 - 4.60
     Subaccount                       2018      1.90         1.40 - 2.50       (2.20) - (0.85)
                                      2017      1.84         1.40 - 2.50         (0.78) - 0.54
                                      2016      1.73         1.40 - 2.50       (1.49) - (0.18)
                                      2015      1.94         1.40 - 2.60       (2.51) - (1.05)

  Invesco V.I. Managed Volatility     2019      1.35         1.55 - 2.65         15.48 - 16.76
     Subaccount                       2018      1.69         1.55 - 2.65     (13.34) - (12.38)
                                      2017      1.35         1.55 - 2.65           7.68 - 8.86
                                      2016      1.83         1.55 - 2.65           7.72 - 8.91
                                      2015      1.36         1.55 - 2.65       (4.71) - (3.66)

  Invesco V.I. S&P 500 Index          2019      1.22         1.55 - 2.60         27.27 - 28.61
     Subaccount                       2018      1.87         1.55 - 2.60       (7.52) - (6.54)
                                      2017      1.42         1.55 - 2.60         17.91 - 19.15
                                      2016      1.46         1.55 - 2.60           8.34 - 9.49
                                      2015      1.50         1.55 - 2.60       (1.81) - (0.77)

  Janus Henderson Enterprise          2019      0.05         0.30 - 2.60         31.69 - 34.75
     Subaccount                       2018      0.11         0.30 - 2.60       (3.23) - (0.96)
                                      2017      0.14         0.30 - 2.60         23.84 - 26.71
                                      2016      0.02         0.30 - 2.60          9.23 - 11.77
                                      2015      0.51         0.30 - 2.60           1.10 - 3.46

                                     105

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                      AS OF DECEMBER 31
                                         -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                         ------------  -------------  ------------

  Janus Henderson Global Research  2019       213,532    1.61 - 2.70       448,594
     Subaccount                    2018       318,483    1.27 - 2.11       540,551
                                   2017       313,454    1.39 - 2.28       578,032
                                   2016       442,005    1.11 - 1.80       675,764
                                   2015       539,820    1.10 - 1.77       803,814

  Janus Henderson Overseas         2019    15,394,547    1.22 - 2.84    28,006,536
     Subaccount                    2018    17,322,943    0.98 - 2.29    25,260,443
                                   2017    18,998,239    1.18 - 2.77    33,244,470
                                   2016    21,264,741    0.92 - 2.16    28,762,285
                                   2015    23,066,962    1.00 - 2.37    33,941,265

  LMPVET ClearBridge Variable      2019   107,965,386    2.35 - 3.95   300,557,979
     Aggressive Growth Subaccount  2018   119,153,039    1.91 - 3.21   269,466,054
                                   2017   134,149,456    2.12 - 3.57   336,447,646
                                   2016   149,943,278    1.85 - 3.12   328,523,979
                                   2015   167,403,724    1.86 - 3.14   368,227,608

  LMPVET ClearBridge Variable      2019    74,261,085    2.59 - 4.26   245,243,225
     Appreciation Subaccount       2018    84,781,289    2.05 - 3.33   218,901,424
                                   2017    96,572,458    2.14 - 3.43   257,501,920
                                   2016   108,364,235    1.84 - 2.91   245,202,993
                                   2015   123,885,127    1.72 - 2.69   259,099,416

  LMPVET ClearBridge Variable      2019    31,960,465    2.01 - 3.74    84,602,666
     Dividend Strategy Subaccount  2018    36,497,382    1.57 - 2.86    74,936,378
                                   2017    41,985,161    1.70 - 3.02    92,746,208
                                   2016    47,652,023    1.46 - 2.55    90,118,532
                                   2015    54,421,552    1.31 - 2.23    91,048,394

  LMPVET ClearBridge Variable      2019    27,206,910    2.86 - 5.75   100,803,314
     Large Cap Growth Subaccount   2018    30,132,940    2.22 - 4.38    85,877,435
                                   2017    34,020,176    2.27 - 4.41    98,400,581
                                   2016    38,109,335    1.84 - 3.52    89,099,797
                                   2015    42,889,895    1.74 - 3.30    94,894,567

  LMPVET ClearBridge Variable      2019    35,189,737    2.24 - 4.53    99,406,048
     Large Cap Value Subaccount    2018    40,390,179    1.79 - 3.54    89,737,968
                                   2017    45,833,043    1.99 - 3.91   113,614,584
                                   2016    51,880,204    1.77 - 3.42   114,104,961
                                   2015    57,721,574    1.60 - 3.05   114,052,269

  LMPVET ClearBridge Variable      2019     8,750,941    2.58 - 3.94    28,711,159
     Mid Cap Subaccount            2018     9,957,705    2.00 - 3.00    25,013,906
                                   2017    11,000,494    2.35 - 3.48    32,116,047
                                   2016    12,172,388    2.14 - 3.12    32,071,788
                                   2015    13,634,362    2.01 - 2.90    33,367,358

  LMPVET ClearBridge Variable      2019    12,191,433    2.89 - 5.67    48,912,248
     Small Cap Growth Subaccount   2018    13,501,466    2.34 - 4.54    43,386,308
                                   2017    15,012,882    2.32 - 4.47    47,414,500
                                   2016    17,150,904    1.92 - 3.66    44,384,618
                                   2015    19,565,583    1.86 - 3.52    48,622,214

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  Janus Henderson Global Research  2019      0.79         0.30 - 1.30         27.05 - 28.33
     Subaccount                    2018      0.99         0.30 - 1.30       (8.29) - (7.36)
                                   2017      0.65         0.30 - 1.30         25.05 - 26.30
                                   2016      0.93         0.30 - 1.30           0.50 - 1.51
                                   2015      0.53         0.30 - 1.30       (3.79) - (2.82)

  Janus Henderson Overseas         2019      1.82         1.25 - 2.25         23.89 - 25.13
     Subaccount                    2018      1.65         1.25 - 2.50     (17.24) - (16.20)
                                   2017      1.58         1.25 - 2.50         27.59 - 29.18
                                   2016      4.68         1.25 - 2.50       (9.01) - (7.87)
                                   2015      0.51         1.25 - 2.50      (11.06) - (9.94)

  LMPVET ClearBridge Variable      2019      0.95         0.30 - 2.60         21.54 - 24.70
     Aggressive Growth Subaccount  2018      0.58         0.30 - 2.60      (10.93) - (8.62)
                                   2017      0.48         0.30 - 2.60         13.02 - 15.94
                                   2016      0.62         0.30 - 2.60         (1.65) - 0.90
                                   2015      0.33         0.30 - 2.60       (4.46) - (2.03)

  LMPVET ClearBridge Variable      2019      1.35         0.30 - 2.70         26.41 - 29.48
     Appreciation Subaccount       2018      1.22         0.30 - 2.70       (4.37) - (2.04)
                                   2017      1.16         0.30 - 2.70         16.37 - 19.19
                                   2016      1.27         0.30 - 2.70           6.85 - 9.44
                                   2015      1.14         0.30 - 2.70         (1.11) - 1.30

  LMPVET ClearBridge Variable      2019      1.35         0.30 - 2.75         27.85 - 31.20
     Dividend Strategy Subaccount  2018      1.39         0.30 - 2.75       (7.59) - (5.14)
                                   2017      1.35         0.30 - 2.75         15.79 - 18.82
                                   2016      1.42         0.30 - 2.75          9.76 - 66.26
                                   2015      1.61         0.30 - 2.75       (7.03) - (4.59)

  LMPVET ClearBridge Variable      2019      0.35         0.30 - 2.60         28.77 - 31.77
     Large Cap Growth Subaccount   2018      0.29         0.30 - 2.70       (2.66) - (0.28)
                                   2017      0.22         0.30 - 2.70         22.43 - 25.39
                                   2016      0.50         0.30 - 2.70           4.53 - 7.07
                                   2015      0.46         0.30 - 2.70           6.87 - 9.46

  LMPVET ClearBridge Variable      2019      1.68         0.30 - 2.60         25.58 - 28.50
     Large Cap Value Subaccount    2018      1.47         0.30 - 2.60      (11.23) - (9.15)
                                   2017      1.34         0.30 - 2.60         11.90 - 14.49
                                   2016      1.51         0.30 - 2.60         10.10 - 12.66
                                   2015      1.40         0.30 - 2.60       (5.36) - (3.16)

  LMPVET ClearBridge Variable      2019      0.57         1.30 - 2.70         29.41 - 31.23
     Mid Cap Subaccount            2018      0.48         1.30 - 2.70     (14.86) - (13.66)
                                   2017      0.42         1.30 - 2.70          9.80 - 11.35
                                   2016      0.87         1.30 - 2.70           6.43 - 7.93
                                   2015      0.06         1.30 - 2.70         (0.42) - 0.98

  LMPVET ClearBridge Variable      2019        --         0.30 - 2.60         23.62 - 26.49
     Small Cap Growth Subaccount   2018        --         0.30 - 2.60           0.77 - 3.12
                                   2017        --         0.30 - 2.60         21.09 - 23.89
                                   2016        --         0.30 - 2.60           3.09 - 5.49
                                   2015        --         0.30 - 2.60       (6.83) - (4.66)

                                     106

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                     AS OF DECEMBER 31
                                         ----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO        NET
                                             UNITS      HIGHEST ($)   ASSETS ($)
                                         ------------  ------------  ------------

  LMPVET QS Variable Conservative  2019    16,174,699   2.05 - 2.94    37,884,033
     Growth Subaccount             2018    17,662,861   1.78 - 2.53    35,760,148
                                   2017    20,110,531   1.90 - 2.68    43,196,195
                                   2016    23,074,759   1.70 - 2.39    44,206,329
                                   2015    26,949,264   1.62 - 2.25    48,860,860

  LMPVET QS Variable Growth        2019     7,852,632   2.04 - 2.86    17,458,071
     Subaccount                    2018     9,281,538   1.69 - 2.36    17,063,862
                                   2017    10,586,246   1.88 - 2.60    21,581,386
                                   2016    11,742,495   1.60 - 2.20    20,311,234
                                   2015    13,074,765   1.51 - 2.05    21,126,287

  LMPVET QS Variable Moderate      2019    11,905,129   2.05 - 2.76    26,298,372
     Growth Subaccount             2018    13,338,146   1.74 - 2.32    24,860,029
                                   2017    14,659,035   1.89 - 2.51    29,571,019
                                   2016    17,102,253   1.65 - 2.17    30,093,587
                                   2015    18,733,090   1.56 - 2.04    30,991,123

  LMPVIT Western Asset Core        2019    20,194,579   1.83 - 3.38    47,360,069
     Plus Subaccount               2018    22,876,891   1.67 - 3.05    48,591,233
                                   2017    25,751,135   1.75 - 3.15    56,825,306
                                   2016    28,322,927   1.65 - 3.02    60,157,955
                                   2015    32,101,360   1.62 - 2.92    66,305,234

  LMPVIT Western Asset Variable    2019     1,748,938   1.60 - 2.83     3,833,107
     Global High Yield Bond        2018     2,235,410   1.43 - 2.51     4,432,351
     Subaccount                    2017     2,624,916   1.53 - 2.65     5,506,595
                                   2016     2,810,318   1.44 - 2.47     5,438,686
                                   2015     3,405,003   1.28 - 2.17     5,805,010

  Morgan Stanley VIF Growth        2019     2,151,852   2.98 - 5.97     9,145,676
     Subaccount                    2018     2,182,332   2.30 - 4.62     7,029,706
                                   2017     2,315,867   2.17 - 4.37     7,108,200
                                   2016     2,605,136   1.54 - 3.11     5,650,496
                                   2015     2,947,999   1.59 - 3.23     6,666,780

  Pioneer VCT Mid Cap Value        2019     4,998,614   1.91 - 3.16    13,738,486
     Subaccount                    2018     5,701,177   1.53 - 2.50    12,504,657
                                   2017     6,893,599   1.96 - 3.16    19,106,036
                                   2016     7,793,599   1.77 - 2.84    19,478,488
                                   2015     9,348,957   1.56 - 2.48    20,514,005

  Pioneer VCT Real Estate          2019     1,527,159   2.41 - 4.02     5,359,753
     Shares Subaccount             2018     1,813,291   1.92 - 3.19     5,099,045
                                   2017     2,056,973   2.11 - 3.51     6,348,577
                                   2016     2,487,870   2.08 - 3.45     7,545,087
                                   2015     2,872,791   2.00 - 3.31     8,432,222

  TAP 1919 Variable Socially       2019     9,003,678   1.85 - 6.17    36,322,635
     Responsive Balanced           2018     9,675,047   1.48 - 4.93    31,150,846
     Subaccount                    2017    10,714,035   1.51 - 5.04    35,135,405
                                   2016    12,016,499   1.31 - 4.37    34,122,083
                                   2015    13,640,111   1.25 - 4.17    36,506,368

                                                    FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------

  LMPVET QS Variable Conservative  2019      2.08         1.17 - 1.90         15.16 - 16.00
     Growth Subaccount             2018      2.47         1.17 - 1.90       (6.21) - (5.52)
                                   2017      2.30         1.17 - 1.90         11.42 - 12.23
                                   2016      2.28         1.17 - 1.90           5.41 - 6.18
                                   2015      1.90         1.17 - 1.90       (3.05) - (2.33)

  LMPVET QS Variable Growth        2019      1.47         1.17 - 1.90         20.27 - 21.15
     Subaccount                    2018      2.49         1.17 - 1.90       (9.78) - (9.12)
                                   2017      1.79         1.17 - 1.90         17.10 - 17.95
                                   2016      1.41         1.17 - 1.90           6.46 - 7.24
                                   2015      1.32         1.17 - 1.90       (4.07) - (3.37)

  LMPVET QS Variable Moderate      2019      1.64         1.17 - 1.90         18.16 - 19.03
     Growth Subaccount             2018      2.43         1.17 - 1.90       (8.05) - (7.37)
                                   2017      2.03         1.17 - 1.90         14.54 - 15.37
                                   2016      2.04         1.17 - 1.90           5.96 - 6.74
                                   2015      1.66         1.17 - 1.90       (3.64) - (2.93)

  LMPVIT Western Asset Core        2019      4.42         0.30 - 2.60          9.29 - 11.84
     Plus Subaccount               2018      3.50         0.30 - 2.60       (4.76) - (2.53)
                                   2017      4.21         0.30 - 2.60           3.04 - 5.43
                                   2016      2.15         0.30 - 2.60           1.86 - 4.23
                                   2015      1.44         0.30 - 2.60         (1.40) - 0.89

  LMPVIT Western Asset Variable    2019      4.92         1.40 - 2.60         11.45 - 12.80
     Global High Yield Bond        2018      4.84         1.40 - 2.60       (6.40) - (5.26)
     Subaccount                    2017      5.14         1.40 - 2.60           5.87 - 7.15
                                   2016      5.97         1.40 - 2.60         12.64 - 14.00
                                   2015      5.63         1.40 - 2.60       (8.26) - (7.15)

  Morgan Stanley VIF Growth        2019        --         1.40 - 2.50         28.55 - 29.97
     Subaccount                    2018        --         1.40 - 2.50           4.87 - 6.04
                                   2017        --         1.40 - 2.50         39.63 - 41.16
                                   2016        --         1.40 - 2.50       (4.06) - (3.00)
                                   2015        --         1.40 - 2.50          9.47 - 10.68

  Pioneer VCT Mid Cap Value        2019      1.06         1.40 - 2.70         24.67 - 26.30
     Subaccount                    2018      0.45         1.40 - 2.70     (21.65) - (20.62)
                                   2017      0.62         1.40 - 2.70          9.87 - 11.30
                                   2016      0.48         1.40 - 2.75         13.08 - 14.61
                                   2015      0.55         1.40 - 2.75       (8.89) - (7.66)

  Pioneer VCT Real Estate          2019      1.90         1.55 - 2.70         24.51 - 25.94
     Shares Subaccount             2018      2.44         1.55 - 2.70      (10.02) - (8.97)
                                   2017      2.27         1.55 - 2.70           0.56 - 1.72
                                   2016      3.21         1.55 - 2.70           3.00 - 4.19
                                   2015      2.02         1.55 - 2.70           1.73 - 2.91

  TAP 1919 Variable Socially       2019      0.96         0.30 - 2.50         23.58 - 26.32
     Responsive Balanced           2018      0.97         0.30 - 2.50       (3.40) - (1.24)
     Subaccount                    2017      1.03         0.30 - 2.30         14.10 - 16.40
                                   2016      0.91         0.30 - 2.30           3.82 - 5.92
                                   2015      1.19         0.30 - 2.50       (4.14) - (2.01)

                                     107

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, portfolio or series, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund, portfolio or series in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying fund, portfolio or series of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund, portfolio or series have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, portfolio or series, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

9.  SUBSEQUENT EVENTS

The impact of the coronavirus ("COVID-19") outbreak on the future financial performance of the Separate Account's investments will depend on future developments, including the duration and spread of the outbreak and related advisories and restrictions. These developments and the impact of COVID-19 on the financial markets and the overall economy are highly uncertain, cannot be predicted and are not included in the results presented. If the financial markets and/or the overall economy are impacted for an extended period, the
Separate Account's future investment results may be materially adversely affected.

                                     108

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2019 and 2018 and for the Years Ended December 31, 2019, 2018 and
  2017:

Notes to the Consolidated Financial Statements

Financial Statement Schedules at December 31, 2019 and 2018 and for the Years Ended December 31, 2019,
  2018 and 2017:

                                      1

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance
Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse
Life Insurance Company and subsidiaries (the "Company") as of December 31, 2019 and 2018, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes and the schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules
(collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management.
Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Company in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 4, 2020

We have served as the Company's auditor since 2005.

                                      2

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                                2019       2018
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $63,083 and $59,672, respectively).......................................................  $ 69,977   $ 61,348
Equity securities, at estimated fair value................................................       147        140
Mortgage loans (net of valuation allowances of $64 and $56, respectively).................    15,664     13,596
Policy loans..............................................................................       875      1,001
Limited partnerships and limited liability companies......................................     2,379      2,290
Short-term investments, principally at estimated fair value...............................     1,482         --
Other invested assets, principally at estimated fair value................................     3,224      3,037
                                                                                           ---------  ---------
   Total investments......................................................................    93,748     81,412
Cash and cash equivalents.................................................................     2,493      3,494
Accrued investment income.................................................................       663        704
Premiums, reinsurance and other receivables...............................................    14,287     13,113
Deferred policy acquisition costs and value of business acquired..........................     4,809      5,086
Current income tax recoverable............................................................        21          1
Other assets..............................................................................       464        509
Separate account assets...................................................................    99,668     91,511
                                                                                           ---------  ---------
   Total assets...........................................................................  $216,153   $195,830
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 39,081   $ 35,588
Policyholder account balances.............................................................    45,121     39,330
Other policy-related balances.............................................................     2,801      2,728
Payables for collateral under securities loaned and other transactions....................     4,374      5,047
Long-term debt............................................................................       844        434
Current income tax payable................................................................        --          2
Deferred income tax liability.............................................................     1,301        944
Other liabilities.........................................................................     4,484      3,455
Separate account liabilities..............................................................    99,668     91,511
                                                                                           ---------  ---------
   Total liabilities......................................................................   197,674    179,039
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,899)    (3,090)
Accumulated other comprehensive income (loss).............................................     3,215        718
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    18,464     16,776
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    18,479     16,791
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $216,153   $195,830
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                                      3

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                              2019     2018     2017
                                                                                           -------  -------  -------
Revenues
Premiums.................................................................................. $   847   $  869  $   828
Universal life and investment-type product policy fees....................................   2,982    3,190    3,156
Net investment income.....................................................................   3,486    3,235    2,973
Other revenues............................................................................     266      287      336
Net investment gains (losses).............................................................      92     (204)     (27)
Net derivative gains (losses).............................................................  (2,046)     745   (1,468)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   5,627    8,122    5,798
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,538    3,180    3,594
Interest credited to policyholder account balances........................................   1,031    1,047    1,076
Amortization of deferred policy acquisition costs and value of business acquired..........     395    1,011      916
Other expenses............................................................................   1,809    1,763    1,833
                                                                                           -------  -------  -------
 Total expenses...........................................................................   6,773    7,001    7,419
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................  (1,146)   1,121   (1,621)
Provision for income tax expense (benefit)................................................    (338)     153     (738)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................    (808)     968     (883)
Less: Net income (loss) attributable to noncontrolling interests..........................       1        1       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company..................... $  (809)  $  967  $  (883)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      4

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                   2019     2018     2017
                                                                                                -------  -------  -------
Net income (loss)..............................................................................  $ (808) $   968    $(883)
Other comprehensive income (loss):
Unrealized investment gains (losses), net of related offsets...................................   3,167   (1,355)     590
Unrealized gains (losses) on derivatives.......................................................     (21)      22     (166)
Foreign currency translation adjustments.......................................................      12       (4)       9
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................   3,158   (1,337)     433
Income tax (expense) benefit related to items of other comprehensive income (loss).............    (661)     297      156
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................   2,497   (1,040)     589
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................   1,689      (72)    (294)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1        1       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................  $1,688  $   (73)   $(294)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      5

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........      $75      $18,461     $(2,919)       $ 1,248         $16,865             $--   $16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax..................                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........       75       19,073      (3,090)           718          16,776              15    16,791
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                              (809)                          (809)              1      (808)
Other comprehensive income (loss),
 net of income tax..................                                            2,497           2,497                     2,497
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2019........      $75      $19,073     $(3,899)       $ 3,215         $18,464             $15   $18,479
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                                      6

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                                  2019       2018       2017
                                                                                             ---------  ---------  ---------
Cash flows from operating activities
Net income (loss)...........................................................................  $   (808)  $    968   $   (883)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
 Amortization of premiums and accretion of discounts associated with investments, net.......      (275)      (259)      (271)
 (Gains) losses on investments, net.........................................................       (92)       204         27
 (Gains) losses on derivatives, net.........................................................     2,592       (102)     3,084
 (Income) loss from equity method investments, net of dividends and distributions...........        70        (66)       (50)
 Interest credited to policyholder account balances.........................................     1,031      1,047      1,076
 Universal life and investment-type product policy fees.....................................    (2,982)    (3,190)    (3,156)
 Change in accrued investment income........................................................        85       (177)       (80)
 Change in premiums, reinsurance and other receivables......................................      (739)      (224)        55
 Change in deferred policy acquisition costs and value of business acquired, net............        25        689        660
 Change in income tax.......................................................................      (326)     1,111         --
 Change in other assets.....................................................................     1,947      2,077      2,201
 Change in future policy benefits and other policy-related balances.........................     1,696      1,386      1,522
 Change in other liabilities................................................................        63         94       (314)
 Other, net.................................................................................        51         63         75
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) operating activities.........................................     2,338      3,621      3,946
                                                                                             ---------  ---------  ---------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................................................    13,358     15,621     16,409
 Equity securities..........................................................................        57         22         97
 Mortgage loans.............................................................................     1,528        793        761
 Limited partnerships and limited liability companies.......................................       302        274        339
Purchases of:
 Fixed maturity securities..................................................................   (16,406)   (16,427)   (17,811)
 Equity securities..........................................................................       (22)        (2)        (2)
 Mortgage loans.............................................................................    (3,609)    (3,890)    (2,044)
 Limited partnerships and limited liability companies.......................................      (463)      (358)      (531)
Cash received in connection with freestanding derivatives...................................     2,040      1,802      1,859
Cash paid in connection with freestanding derivatives.......................................    (2,638)    (2,938)    (3,829)
Issuance of loan to affiliate...............................................................        --         (2)        --
Sale of operating joint venture interest to a former affiliate..............................        --         --         42
Net change in policy loans..................................................................       126        105        (14)
Net change in short-term investments........................................................    (1,470)       269      1,057
Net change in other invested assets.........................................................        36        (17)       (16)
                                                                                             ---------  ---------  ---------
Net cash provided by (used in) investing activities.........................................  $ (7,161)  $ (4,748)  $ (3,683)
                                                                                             ---------  ---------  ---------

       See accompanying notes to the consolidated financial statements.

                                      7

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                    2019     2018     2017
                                                                                 -------  -------  -------
Cash flows from financing activities
Policyholder account balances:
 Deposits....................................................................... $ 7,111  $ 5,899  $ 4,381
 Withdrawals....................................................................  (2,773)  (3,400)  (3,114)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................    (673)     889   (3,139)
Long-term debt issued...........................................................     412      228       --
Long-term debt repaid...........................................................      (2)      (9)     (13)
Return of capital...............................................................      --       --   (3,425)
Capital contribution............................................................      --       --    1,300
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................      --       --      202
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................    (203)    (303)    (149)
Other, net......................................................................     (50)     (46)      --
                                                                                 -------  -------  -------
Net cash provided by (used in) financing activities.............................   3,822    3,258   (3,957)
                                                                                 -------  -------  -------
Change in cash, cash equivalents and restricted cash............................  (1,001)   2,131   (3,694)
Cash, cash equivalents and restricted cash, beginning of year...................   3,494    1,363    5,057
                                                                                 -------  -------  -------
Cash, cash equivalents and restricted cash, end of year......................... $ 2,493  $ 3,494  $ 1,363
                                                                                 =======  =======  =======
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest....................................................................... $    30  $     3  $    81
                                                                                 =======  =======  =======
 Income tax..................................................................... $     3  $  (891) $  (684)
                                                                                 =======  =======  =======
Non-cash transactions:
 Transfer of fixed maturity securities to former affiliate...................... $    --  $    --  $   293
                                                                                 =======  =======  =======
 Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $    --  $    --  $   293
                                                                                 =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                                      8

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a
Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("BH Holdings"), which is a direct wholly-owned subsidiary of Brighthouse Financial, Inc. ("BHF" together with its subsidiaries and affiliates, "Brighthouse Financial").

   BLIC offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and
Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife, Inc. (together with its subsidiaries and affiliates,
"MetLife") announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). In connection with the
Separation, 80.8% of MetLife, Inc.'s interest in BHF was distributed to holders of MetLife, Inc.'s common stock. On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result,
MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the
Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of
  Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and limited liability companies ("LLCs") in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in limited partnerships and LLCs when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The
  Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as may be discussed when applicable in the Notes to the
  Consolidated Financial Statements.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, and expenses as appropriate to the respective product type.

                                      9

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      For traditional long-duration insurance contracts (term, whole life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency.
   To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and measured for profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees.
   The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums for income annuities are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to the amount of expected future benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances.
   Revenues from such contracts consist of asset-based investment management fees, cost of insurance charges, risk charges, policy administration fees and surrender charges. These fees, which are included in universal life and investment-type product policy fees, are recognized when assessed to the contract holder, except for non-level insurance charges which are deferred and amortized over the life of the contracts.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Deferred Policy Acquisition Costs, Value of Business Acquired and Other
  Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees'
  compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non-participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition
  (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

                                      10

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the
  Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income.
  When expected future gross profits are below those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the
  DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

     The Company also has intangible assets representing deferred sales inducements ("DSI") and the value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination.
  The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated and former related party reinsurers. Cessions under reinsurance agreements do not discharge the
  Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, premiums, benefits and the amortization of DAC are reported net of reinsurance ceded. Amounts recoverable from reinsurers related to incurred claims and ceded reserves are included in premiums, reinsurance and other receivables and amounts payable to reinsurers included in other liabilities.

                                      11

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring the occurrence of specific insurable event, or the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving policyholder behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs")
  and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

                                      12

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability.
  The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked Annuities

     The Company issues and assumes through reinsurance index-linked annuities.
  The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach.
  Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the reduction in initial deposit is accreted back up to the initial deposit over the estimated life of the contract.

  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as
   available-for-sale ("AFS") and are reported at their estimated fair value.
   Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. Publicly-traded security transactions are recorded on a trade date basis, while privately-placed and bank loan security transactions are recorded on a settlement date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities
   ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured
   Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured
   Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                                      13

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age.

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Limited Partnerships and LLCs

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value.
   The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives"
   below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to
   100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The
   Company is liable to return to the counterparties the cash collateral received.

                                      14

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated or did not qualify as an accounting hedge, changes in the estimated fair value of the derivative are reported in net derivative gains (losses).

      The Company generally reports cash received or paid for a derivative in the investing activity section of the statement of cash flows except for cash flows of certain derivative options with deferred premiums, which are reported in the financing activity section of the statement of cash flows.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative or hedged item expires, is sold, terminated, or exercised;
   (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses). The changes in estimated fair value of derivatives previously recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. When the hedged item matures or is sold, or the forecasted transaction is not probable of occurring, the Company immediately reclassifies any remaining balances in OCI to net derivative gains (losses).

   Embedded Derivatives

      The Company has certain insurance and reinsurance contracts that contain embedded derivatives which are required to be separated from their host contracts and reported as derivatives. These host contracts include:
   variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity
   GMIBs. Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.
   Changes in the estimated fair value of the embedded derivative are reported in net derivative gains (losses).

      See "-- Variable Annuity Guarantees," "-- Index-Linked Annuities" and "--
   Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

                                      15

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse
  Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards
  Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes
  ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies
  ASC 740 to the stand-alone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a stand-alone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances.
  When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

                                      16

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Brighthouse Services, LLC ("Brighthouse Services"), an affiliate, sponsors qualified and non-qualified defined contribution plans, and New
   England Life Insurance Company ("NELICO"), an affiliate, sponsors certain frozen defined benefit pension and postretirement plans. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASUs") to the FASB Accounting Standards Codification. The
Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. There were no ASUs adopted during 2019 that had a material impact on the Company's financial statements.

                                      17

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies (continued)

   ASUs issued but not yet adopted as of December 31, 2019 are summarized in the table below.

Standard                             Description                 Effective Date     Impact on Financial Statements
--------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial  The amendments to Topic 944 will       January 1, 2022     The Company is in the early
Services - Insurance    result in significant changes to the                       stages of evaluating the new
(Topic 944): Targeted   accounting for long-duration                               guidance and therefore is
Improvements to the     insurance contracts. These changes                         unable to estimate the impact to
Accounting for Long-    (1) require all guarantees that                            its financial statements. The
Duration Contracts      qualify as market risk benefits to be                      most significant impact is
                        measured at fair value, (2) require                        expected to be the measurement
                        more frequent updating of assumptions                      of liabilities for variable
                        and modify existing discount rate                          annuity guarantees.
                        requirements for certain insurance
                        liabilities, (3) modify the methods
                        of amortization for DAC, and
                        (4) require new qualitative and
                        quantitative disclosures around
                        insurance contract asset and
                        liability balances and the judgments,
                        assumptions and methods used to
                        measure those balances. The market
                        risk benefit guidance is required to
                        be applied on a retrospective basis,
                        while the changes to guidance for
                        insurance liabilities and DAC may be
                        applied to existing carrying amounts
                        on the effective date or on a
                        retrospective basis.
--------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial  The amendments to Topic 326 replace    January 1, 2020     The adoption of this new
Instruments - Credit    the incurred loss impairment           using the modified  guidance will not have a
Losses (Topic 326):     methodology for certain financial      retrospective       material impact on the
Measurement of Credit   instruments with one that reflects     method (with        Company's financial
Losses on Financial     expected credit losses based on        early adoption      statements.
Instruments             historical loss information, current   permitted
                        conditions, and reasonable and         beginning
                        supportable forecasts. The new         January 1, 2019)
                        guidance also requires that an OTTI
                        on a debt security will be recognized
                        as an allowance going forward, such
                        that improvements in expected future
                        cash flows after an impairment will
                        no longer be reflected as a
                        prospective yield adjustment through
                        net investment income, but rather a
                        reversal of the previous impairment
                        and recognized through realized
                        investment gains and losses.
--------------------------------------------------------------------------------------------------------------------

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off.
In addition, the Company reports certain of its results of operations in
Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes long-term care and workers' compensation business reinsured through 100%
  quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

                                      18

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results.
Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to
Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the
Company's primary businesses principally by excluding the impact of market volatility, which could distort trends.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   .   Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   .   Certain variable annuity GMIB fees ("GMIB Fees") and amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses).

   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   .   Amounts associated with benefits related to GMIBs ("GMIB Costs");

   .   Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   .   Amortization of DAC and VOBA related to: (i) net investment gains
       (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB
       Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   The segment accounting policies are the same as those used to prepare the
Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Segment investment and capitalization targets are based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

                                      19

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   Set forth in the tables below are the operating results with respect to the
Company's segments, as well as Corporate & Other, for the years ended
December 31, 2019, 2018 and 2017 and at December 31, 2019 and 2018.

                                                                                            Operating Results
                                                                         -------------------------------------------------------
                                                                                                           Corporate
 Year Ended December 31, 2019                                            Annuities    Life      Run-off     & Other        Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Pre-tax adjusted earnings............................................... $    1,233 $     239 $     (580) $     (234) $      658
Provision for income tax expense (benefit)..............................        230        49       (126)       (112)         41
                                                                         ---------- --------- ----------  ----------  ----------
Post-tax adjusted earnings..............................................      1,003       190       (454)       (122)        617
Less: Net income (loss) attributable to noncontrolling interests........         --        --         --           1           1
                                                                         ---------- --------- ----------  ----------  ----------
 Adjusted earnings...................................................... $    1,003 $     190 $     (454) $     (123)        616
                                                                         ========== ========= ==========  ==========
Adjustments for:
Net investment gains (losses)...........................................                                                      92
Net derivative gains (losses)...........................................                                                  (2,046)
Other adjustments to net income (loss)..................................                                                     150
Provision for income tax (expense) benefit..............................                                                     379
                                                                                                                      ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                              $     (809)
                                                                                                                      ==========
Interest revenue........................................................ $    1,798 $     376 $    1,265  $       53
Interest expense........................................................ $       -- $      -- $       --  $       60

                                                                                                           Corporate
 Balance at December 31, 2019                                            Annuities    Life      Run-off     & Other     Total
-----------------------------------------------------------------------  ---------- --------- ----------  ----------  ----------
                                                                                              (In millions)
Total assets............................................................ $  152,740 $  16,389 $   35,132  $   11,892  $  216,153
Separate account assets................................................. $   95,524 $   2,043 $    2,101  $       --  $   99,668
Separate account liabilities............................................ $   95,524 $   2,043 $    2,101  $       --  $   99,668

                                      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2018                                          Annuities     Life      Run-off     & Other        Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,179 $     211  $      (58) $     (229) $     1,103
Provision for income tax expense (benefit)............................        201        43         (14)        (73)         157
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        978       168         (44)       (156)         946
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --           1            1
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      978 $     168  $      (44) $     (157)         945
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                      (204)
Net derivative gains (losses).........................................                                                       745
Other adjustments to net income (loss)................................                                                      (523)
Provision for income tax (expense) benefit............................                                                         4
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $       967
                                                                                                                     ===========
Interest revenue...................................................... $    1,523 $     373  $    1,309  $       44
Interest expense...................................................... $       -- $      --  $       --  $        6

                                                                                                          Corporate
 Balance at December 31, 2018                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Total assets.......................................................... $  137,079 $  14,928  $   32,390  $   11,433  $   195,830
Separate account assets............................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511
Separate account liabilities.......................................... $   88,138 $   1,732  $    1,641  $       --  $    91,511

                                                                                           Operating Results
                                                                       ---------------------------------------------------------
                                                                                                          Corporate
 Year Ended December 31, 2017                                          Annuities     Life      Run-off     & Other      Total
---------------------------------------------------------------------  ---------- ---------  ----------  ----------  -----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................. $    1,230 $     (68) $     (466) $     (114) $       582
Provision for income tax expense (benefit)............................        323       (30)       (172)        338          459
                                                                       ---------- ---------  ----------  ----------  -----------
Post-tax adjusted earnings............................................        907       (38)       (294)       (452)         123
Less: Net income (loss) attributable to noncontrolling interests......         --        --          --          --           --
                                                                       ---------- ---------  ----------  ----------  -----------
 Adjusted earnings.................................................... $      907 $     (38) $     (294) $     (452)         123
                                                                       ========== =========  ==========  ==========
Adjustments for:
Net investment gains (losses).........................................                                                       (27)
Net derivative gains (losses).........................................                                                    (1,468)
Other adjustments to net income (loss)................................                                                      (708)
Provision for income tax (expense) benefit............................                                                     1,197
                                                                                                                     -----------
Net income (loss) attributable to Brighthouse Life Insurance Company..                                               $      (883)
                                                                                                                     ===========
Interest revenue...................................................... $    1,263 $     300  $    1,399  $      142
Interest expense...................................................... $       -- $      (4) $       23  $       39

                                      21

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2019          2018         2017
                                                                       ------------  ------------ ------------
                                                                                    (In millions)
Annuities............................................................. $      4,062  $      3,921 $      3,721
Life..................................................................        1,115         1,160        1,036
Run-off...............................................................        2,009         2,112        2,148
Corporate & Other.....................................................          145           147          250
Adjustments...........................................................       (1,704)          782       (1,357)
                                                                       ------------  ------------ ------------
   Total.............................................................. $      5,627  $      8,122 $      5,798
                                                                       ============  ============ ============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product group:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2019         2018         2017
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,522 $      2,662 $      2,729
Life insurance products...............................................        1,561        1,677        1,587
Other products........................................................           12            7            4
                                                                       ------------ ------------ ------------
   Total.............................................................. $      4,095 $      4,346 $      4,320
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2019, 2018 and 2017.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed
MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South
Carolina, MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse
Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of
Delaware ("BRCD"), and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion.
The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution
Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost.
The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

                                      22

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2019          2018
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      43,731 $      37,266
Life..................................................................         7,507         7,336
Run-off...............................................................        28,064        25,447
Corporate & Other.....................................................         7,701         7,597
                                                                       ------------- -------------
   Total.............................................................. $      87,003 $      77,646
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from
3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole life insurance uses an interest assumption based upon non-forfeiture interest rate of 4% and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole life insurance represented 3% of the Company's life insurance in-force at both December 31,
2019 and 2018, and 38% of gross traditional life insurance premiums for each of the years ended December 31, 2019, 2018 and 2017.

   The liability for future policyholder benefits for long-term disability
(included in the Life segment) and long-term care insurance (included in the
Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%.
Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 6%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8.

   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                                      23

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                               Universal and
                                                                  Variable
                                 Variable Annuity Contracts    Life Contracts
                               ------------------------------  --------------
                                                                 Secondary
                                    GMDBs           GMIBs        Guarantees         Total
                               --------------  --------------  --------------  --------------
                                                        (In millions)
Direct
Balance at January 1, 2017.... $        1,106  $        2,206  $        3,540  $        6,852
Incurred guaranteed benefits..            367             344             692           1,403
Paid guaranteed benefits......            (57)             --              --             (57)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,416           2,550           4,232           8,198
Incurred guaranteed benefits..            183             358             483           1,024
Paid guaranteed benefits......            (56)             --              --             (56)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,543           2,908           4,715           9,166
Incurred guaranteed benefits..            142             168             874           1,184
Paid guaranteed benefits......            (89)             --              --             (89)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,596  $        3,076  $        5,589  $       10,261
                               ==============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2017.... $          (45) $          (19) $        1,105  $        1,041
Incurred guaranteed benefits..             94             (28)           (159)            (93)
Paid guaranteed benefits......            (55)             --              --             (55)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..             (6)            (47)            946             893
Incurred guaranteed benefits..             48              (3)             18              63
Paid guaranteed benefits......            (54)             --              --             (54)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..            (12)            (50)            964             902
Incurred guaranteed benefits..             84              (1)            119             202
Paid guaranteed benefits......            (87)             --              --             (87)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $          (15) $          (51) $        1,083  $        1,017
                               ==============  ==============  ==============  ==============
Net
Balance at January 1, 2017.... $        1,151  $        2,225  $        2,435  $        5,811
Incurred guaranteed benefits..            273             372             851           1,496
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2017..          1,422           2,597           3,286           7,305
Incurred guaranteed benefits..            135             361             465             961
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2018..          1,555           2,958           3,751           8,264
Incurred guaranteed benefits..             58             169             755             982
Paid guaranteed benefits......             (2)             --              --              (2)
                               --------------  --------------  --------------  --------------
Balance at December 31, 2019.. $        1,611  $        3,127  $        4,506  $        9,244
                               ==============  ==============  ==============  ==============

                                      24

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2019                                     2018
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................    $     100,034        $     57,069         $     92,794        $     53,330
Separate account value....................    $      95,430        $     56,027         $     88,065        $     52,225
Net amount at risk........................    $       6,617 (4)    $      4,495 (5)     $     10,945 (4)    $      3,903 (5)
Average attained age of contract holders..         69 years            69 years             69 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2019          2018
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       5,957 $       6,099
      Net amount at risk (6).................. $      71,124 $      73,131
      Average attained age of policyholders...      66 years      65 years

      Variable Life Contracts
      Total account value (3)................. $       1,133 $         954
      Net amount at risk (6).................. $      12,082 $      13,040
      Average attained age of policyholders...      45 years      45 years
-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                                      25

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)

   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                   ---------------------------
                                       2019          2018
                                   ------------- -------------
                                          (In millions)
                  Fund Groupings:
                  Balanced........ $      62,266 $      58,258
                  Equity..........        25,580        22,292
                  Bond............         7,729         7,592
                  Money Market....            16            17
                                   ------------- -------------
                      Total....... $      95,591 $      88,159
                                   ============= =============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During each of the years ended December 31, 2019, 2018 and 2017, the Company issued no funding agreements and repaid $6 million. At December 31,
2019 and 2018, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $134 million and $136 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank
("FHLB") of Atlanta and holds common stock in certain regional banks in the
FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2019 and 2018 were $39 million and $64 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both
December 31, 2019 and 2018 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the
FHLBs.

   In February 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize
Brighthouse Life Insurance Company's obligations under the funding agreements.
Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life
Insurance Company's liabilities to Farmer Mac. At December 31, 2019, there were no borrowings under this funding agreement program.

                                      26

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2019          2018          2017
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      4,518  $      5,015  $      5,667
Capitalizations.......................................................          365           319           256
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................          220          (370)          127
All other amortization................................................         (586)         (535)         (958)
                                                                       ------------  ------------  ------------
   Total amortization.................................................         (366)         (905)         (831)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................         (190)           89           (77)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,327         4,518         5,015
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          568           608           672
Amortization related to net investment gains (losses) and net
 derivative gains (losses)............................................           (1)           (1)           (9)
All other amortization................................................          (28)         (105)          (76)
                                                                       ------------  ------------  ------------
 Total amortization...................................................          (29)         (106)          (85)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................          (57)           66            21
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          482           568           608
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      4,809  $      5,086  $      5,623
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate &
Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2019         2018
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,168 $      4,357
Life..................................................................          539          613
Run-off...............................................................            5            5
Corporate & Other.....................................................           97          111
                                                                       ------------ ------------
   Total.............................................................. $      4,809 $      5,086
                                                                       ============ ============

                                      27

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other
Intangibles (continued)

   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      391  $      411  $      432
Capitalization........................................................          2           2           2
Amortization..........................................................        (36)        (39)        (12)
Unrealized investment gains (losses)..................................          5          17         (11)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      362  $      391  $      411
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $       91  $      105  $      120
Amortization..........................................................        (13)        (14)        (15)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       78  $       91  $      105
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      182  $      169  $      155
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2020.................................................................. $        69 $        12
2021.................................................................. $        61 $        10
2022.................................................................. $        53 $         9
2023.................................................................. $        46 $         8
2024.................................................................. $        41 $         7

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by NELICO, former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                                      28

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by
NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The
Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case-by-case basis, the
Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2019, the Company had $6.7 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements. Additionally, the Company is indemnified for losses and certain other payment obligations it might incur with respect to such reinsured long-term care insurance business.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process.
Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2019 and 2018, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.4 billion and
$5.0 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2019 and 2018, respectively.

   At December 31, 2019, the Company had $13.5 billion of net ceded reinsurance recoverables with third-parties. Of this total, $11.7 billion, or 87%, were with the Company's five largest ceded reinsurers, including $4.0 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2018, the
Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including $3.8 billion of net ceded reinsurance recoverables which were unsecured.

                                      29

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2019       2018       2017
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,597    $ 1,640    $ 1,731
Reinsurance assumed...................................................        15         12         13
Reinsurance ceded.....................................................      (765)      (783)      (916)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   847    $   869    $   828
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,432    $ 3,617    $ 3,653
Reinsurance assumed...................................................        79        101        103
Reinsurance ceded.....................................................      (529)      (528)      (600)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 2,982    $ 3,190    $ 3,156
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   244    $   262    $   260
Reinsurance assumed...................................................         3          2         29
Reinsurance ceded.....................................................        19         23         47
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   266    $   287    $   336
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 5,267    $ 4,724    $ 5,080
Reinsurance assumed...................................................        70         75         89
Reinsurance ceded.....................................................    (1,799)    (1,619)    (1,575)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,538    $ 3,180    $ 3,594
                                                                       =========  =========  =========
Other expenses
Direct other expenses.................................................   $ 1,839    $ 1,812    $ 1,835
Reinsurance assumed...................................................       (10)        (4)        19
Reinsurance ceded.....................................................       (20)       (45)       (21)
                                                                       ---------  ---------  ---------
 Net other expenses...................................................   $ 1,809    $ 1,763    $ 1,833
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                December 31,
                                                   -----------------------------------------------------------------------
                                                                  2019                                2018
                                                   ---------------------------------- ------------------------------------
                                                                              Total                                Total
                                                                             Balance                              Balance
                                                    Direct   Assumed  Ceded   Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- -------- ------- -------- -------- --------  -------- --------
                                                                                (In millions)
Assets
Premiums, reinsurance and other receivables....... $    420   $   39 $13,828 $ 14,287 $    384  $    60  $ 12,669 $ 13,113
Liabilities
Policyholder account balances..................... $ 42,062   $3,059 $    -- $ 45,121 $ 37,586  $ 1,744  $     -- $ 39,330
Other policy-related balances..................... $  1,126   $1,675 $    -- $  2,801 $  1,051  $ 1,677  $     -- $  2,728
Other liabilities................................. $  3,410   $   11 $ 1,063 $  4,484 $  2,804  $    (4) $    655 $  3,455

                                      30

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were
$2.0 billion and $1.4 billion at December 31, 2019 and 2018, respectively. The deposit liabilities on reinsurance were $2.4 billion and $1.4 billion at
December 31, 2019 and 2018, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain
MetLife, Inc. subsidiaries, including Metropolitan Life Insurance Company
("MLIC"), Metropolitan Tower Life Insurance Company, MetLife Reinsurance
Company of Vermont and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................       $  5       $   7       $  13
Reinsurance ceded.....................................................         --        (201)       (537)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................       $  5       $(194)      $(524)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................       $  6       $  51       $ 103
Reinsurance ceded.....................................................         --           1         (14)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........       $  6       $  52       $  89
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................       $  3       $   2       $  29
Reinsurance ceded.....................................................         --          18          44
                                                                       ----------  ----------  ----------
 Net other revenues...................................................       $  3       $  20       $  73
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................       $ 34       $  52       $  87
Reinsurance ceded.....................................................         --        (178)       (420)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................       $ 34       $(126)      $(333)
                                                                       ==========  ==========  ==========
Other expenses
Reinsurance assumed...................................................       $(32)      $ (13)      $  18
Reinsurance ceded.....................................................         --          (5)         --
                                                                       ----------  ----------  ----------
 Net other expenses...................................................       $(32)      $ (18)      $  18
                                                                       ==========  ==========  ==========

                                      31

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                    December 31,
                                                                       ---------------------------------------
                                                                               2019                2018
                                                                       -------------------- ------------------
                                                                         Assumed      Ceded   Assumed    Ceded
                                                                       ---------  --------- ---------  -------
                                                                                    (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 26        $--      $ 21      $--
Liabilities
Policyholder account balances.........................................      $443        $--      $386      $--
Other policy-related balances.........................................      $ 11        $--      $ 14      $--
Other liabilities.....................................................      $(21)       $--      $(38)     $--

   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $443 million and $386 million at December 31, 2019 and 2018, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($53) million, $53 million and $67 million for the years ended
December 31, 2019, 2018 and 2017, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of
$68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were less than $1 million and ($126) million for the years ended December 31, 2018 and 2017, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million.
The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). Net derivative gains (losses) associated with the embedded derivatives were $110 million for the year ended December 31,
2017. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017.
The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to
MLIC. This recapture resulted in a decrease in cash and cash equivalents of
$150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. There were no deposit assets on related party reinsurance at both December 31, 2019 and 2018. The deposit liabilities on related party reinsurance were $164 million and $174 million at December 31,
2019 and 2018, respectively.

                                      32

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2019                             December 31, 2018
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities:
U.S. corporate......  $ 27,841 $ 2,815      $ 65  $  --   $ 30,591  $ 23,902 $   816  $    659  $  --   $ 24,059
Foreign corporate...     9,017     736        67     --      9,686     8,044     157       306     --      7,895
RMBS................     8,600     440        14     (4)     9,030     8,309     246       122     (2)     8,435
U.S. government and
 agency.............     5,396   1,848        --     --      7,244     7,503   1,251       110     --      8,644
CMBS................     5,460     263         9     --      5,714     5,177      42        87     (1)     5,133
State and political
 subdivision........     3,326     687         2     --      4,011     3,202     399        15     --      3,586
ABS.................     1,940      21        11     --      1,950     2,120      13        22     --      2,111
Foreign government..     1,503     250         2     --      1,751     1,415     101        31     --      1,485
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 63,083 $ 7,060      $170  $  (4)  $ 69,977  $ 59,672 $ 3,025  $  1,352  $  (3)  $ 61,348
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========
--------

(1) Noncredit OTTI losses included in accumulated other comprehensive income
    (loss) ("AOCI") in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities.

     The Company held no non-income producing fixed maturity securities at
  December 31, 2019. The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million at
  December 31, 2018.

  Maturities of Fixed Maturity Securities

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2019:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,682  $      6,815  $      12,485 $      26,101 $    16,000 $    63,083
Estimated fair value.......... $      1,691  $      7,038  $      13,343 $      31,211 $    16,694 $    69,977

     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

                                      33

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                           December 31, 2019                             December 31, 2018
                               --------------------------------------------- ------------------------------------------------
                                                    Equal to or Greater than                      Equal to or Greater than 12
                               Less than 12 Months       12 Months           Less than 12 Months         Months
                               -------------------- ------------------------ -------------------- ---------------------------
                               Estimated   Gross    Estimated     Gross      Estimated   Gross    Estimated       Gross
                                 Fair    Unrealized   Fair      Unrealized     Fair    Unrealized   Fair        Unrealized
                                 Value     Losses     Value       Losses       Value     Losses     Value         Losses
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
                                                              (Dollars in millions)
Fixed maturity securities:
U.S. corporate................  $  1,931  $      43  $    320    $      22   $  10,450   $    465 $    2,290    $      194
Foreign corporate.............       577         12       510           55       3,916        199        746           107
RMBS..........................       802          6       346            4       1,550         21      2,567            99
U.S. government and agency....        14         --        --           --         359          7      1,355           103
CMBS..........................       552          7       171            2       2,264         52        800            34
State and political
 subdivision..................       120          2         8           --         346          7        158             8
ABS...........................       358          2       676            9       1,407         21         70             1
Foreign government............        65          2        --           --         520         25        132             6
                               --------- ---------- ---------   ----------   --------- ---------- ----------    ----------
 Total fixed maturity
   securities.................  $  4,419  $      74  $  2,031    $      92   $  20,812   $    797 $    8,118    $      552
                               ========= ========== =========   ==========   ========= ========== ==========    ==========
 Total number of securities
   in an unrealized loss
   position...................       686                  297                    2,988                 1,022
                               =========            =========                =========            ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS
Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the
  Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security;
  or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                                      34

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Current Period Evaluation

     Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the
  Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2019.

     Gross unrealized losses on fixed maturity securities decreased
  $1.2 billion during the year ended December 31, 2019 to $166 million. The decrease in gross unrealized losses for the year ended December 31, 2019, was primarily attributable to decreasing longer-term interest rates and narrowing credit spreads.

     At December 31, 2019, $9 million of the total $166 million of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

     Mortgage loans are summarized as follows at:

                                                          December 31,
                                         -----------------------------------------------
                                                  2019                    2018
                                         ----------------------- -----------------------
                                          Carrying      % of      Carrying      % of
                                           Value        Total      Value        Total
                                         ----------- ----------- ----------- -----------
                                                      (Dollars in millions)
Mortgage loans:
Commercial.............................. $     9,694       61.9% $     8,502       62.6%
Agricultural............................       3,326        21.2       2,874        21.1
Residential.............................       2,708        17.3       2,276        16.7
                                         ----------- ----------- ----------- -----------
 Subtotal (1)...........................      15,728       100.4      13,652       100.4
Valuation allowances (2)................        (64)       (0.4)        (56)       (0.4)
                                         ----------- ----------- ----------- -----------
 Total mortgage loans, net.............. $    15,664      100.0% $    13,596      100.0%
                                         =========== =========== =========== ===========
----------

(1) Purchases of mortgage loans from third parties were $962 million and
    $1.9 billion for the years ended December 31, 2019 and 2018, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation
    (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price.
   A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                                      35

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       -------------------------------------             % of      Fair       % of
                           1.20x   1.00x - 1.20x    < 1.00x     Total    Total    Value       Total
                       ---------- --------------- ---------- --------- -------- ----------- --------
                                                   (Dollars in millions)
December 31, 2019
Loan-to-value ratios:
Less than 65%.........     $8,300            $272       $158    $8,730    90.1%     $ 9,142    90.2%
65% to 75%............        746              26          8       780      8.0         805      8.0
76% to 80%............        184              --         --       184      1.9         184      1.8
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $9,230            $298       $166    $9,694   100.0%     $10,131   100.0%
                       ========== =============== ========== ========= ======== =========== ========
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89       $ 34    $7,567    89.0%     $ 7,642    89.0%
65% to 75%............        762              --         24       786      9.2         797      9.3
76% to 80%............        141              --          8       149      1.8         145      1.7
                       ---------- --------------- ---------- --------- -------- ----------- --------
    Total.............     $8,347            $ 89       $ 66    $8,502   100.0%     $ 8,584   100.0%
                       ========== =============== ========== ========= ======== =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                               -----------------------------------------
                                       2019                 2018
                               -------------------- --------------------
                                 Recorded    % of     Recorded    % of
                                 Investment   Total   Investment   Total
                               ------------ ------- ------------ -------
                                         (Dollars in millions)
        Loan-to-value ratios:
        Less than 65%.........       $3,130   94.1%       $2,551   88.8%
        65% to 75%............          196     5.9          322    11.2
        76% to 80%............           --      --            1      --
                               ------------ ------- ------------ -------
            Total.............       $3,326  100.0%       $2,874  100.0%
                               ============ ======= ============ =======

      The estimated fair value of agricultural mortgage loans was $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

                                      36

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         ---------------------------------------------------------------------
                                        2019                               2018
                         ---------------------------------- ----------------------------------
                           Recorded Investment   % of Total   Recorded Investment   % of Total
                         --------------------- ------------ --------------------- ------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............                $2,671        98.6%                $2,240        98.4%
Nonperforming...........                    37          1.4                    36          1.6
                         --------------------- ------------ --------------------- ------------
    Total...............                $2,708       100.0%                $2,276       100.0%
                         ===================== ============ ===================== ============

     The estimated fair value of residential mortgage loans was $2.8 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2019 and 2018. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans --
  90 days. The Company had no commercial mortgage loans past due or in nonaccrual status at either December 31, 2019 or 2018. Agricultural mortgage loans past due and in nonaccrual status totaled $21 million at December 31,
  2019. The Company had less than $1 million past due and no agricultural mortgage loans in nonaccrual status at December 31, 2018. Residential mortgage loans past due and in nonaccrual status totaled $37 million and
  $36 million at December 31, 2019 and 2018, respectively. During the years ended December 31, 2019 and 2018, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over
90% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and
FHLB stock.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                                      37

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   The components of net unrealized investment gains (losses), included in
AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................  $ 6,894    $1,679   $ 4,724
Equity securities...........................................       --        --        39
Derivatives.................................................      232       253       231
Other.......................................................      (15)      (15)       (8)
                                                             --------  --------  --------
 Subtotal...................................................    7,111     1,917     4,986
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................   (2,691)     (885)   (2,370)
DAC, VOBA and DSI...........................................     (332)      (90)     (262)
                                                             --------  --------  --------
 Subtotal...................................................   (3,023)     (975)   (2,632)
Deferred income tax benefit (expense).......................     (859)     (198)     (494)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................  $ 3,229    $  744   $ 1,860
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2019      2018      2017
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $   744   $ 1,860   $ 1,277
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax.......................       --       (79)       --
                                                             --------  --------  --------
Balance at January 1,.......................................      744     1,781     1,277
Unrealized investment gains (losses) during the year........    5,194    (2,990)    1,939
Unrealized investment gains (losses) relating to:
Future policy benefits......................................   (1,806)    1,485    (1,448)
DAC, VOBA and DSI...........................................     (242)      172       (67)
Deferred income tax benefit (expense).......................     (661)      296       159
                                                             --------  --------  --------
Balance at December 31,.....................................  $ 3,229   $   744   $ 1,860
                                                             ========  ========  ========
Change in net unrealized investment gains (losses)..........  $ 2,485   $(1,037)  $   583
                                                             ========  ========  ========

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both
December 31, 2019 and 2018.

                                      38

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2019       2018
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $2,031     $3,056
 Estimated fair value.......................................     $2,996     $3,628
Cash collateral received from counterparties (2)............     $3,074     $3,646
Security collateral received from counterparties (3)........     $   --     $   55
Reinvestment portfolio -- estimated fair value..............     $3,174     $3,658
-------------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2019                      December 31, 2018
                                         -------------------------------------- --------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          -----------------------------
                                                     1 Month  1 to 6                        1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)  or Less    Months     Total
                                         ---------  --------  -------  -------- ---------  --------  -------  --------
                                                                      (In millions)
U.S. government and agency..............    $1,279    $1,094     $701    $3,074    $1,474    $1,823     $349    $3,646
-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2019 was $1.2 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, non-agency RMBS and U.S. government and agency securities) with 54% invested in agency RMBS, cash and cash equivalents and U.S. government and agency securities at December 31, 2019. If the securities on loan or the reinvestment portfolio become less liquid, the
Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the
Company.

                                      39

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................  $ 9,345  $ 8,172
Invested assets held in trust (reinsurance agreements) (2)................................    4,561    3,455
Invested assets pledged as collateral (3).................................................    3,640    3,340
                                                                                           -------- --------
 Total invested assets on deposit, held in trust and pledged as collateral................  $17,546  $14,967
                                                                                           ======== ========
-------------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policyholder liabilities, of which $69 million and $55 million of the assets on deposit balance represents restricted cash at December 31, 2019 and 2018, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $124 million and $87 million of the assets held in trust balance represents restricted cash at
    December 31, 2019 and 2018, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the
Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $926 million and $1.1 billion at December 31, 2019 and 2018, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $761 million and
$860 million at December 31, 2019 and 2018, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $44 million and
$62 million for the years ended December 31, 2019 and 2018, respectively.
Purchases of PCI investments were insignificant in both of the years ended
December 31, 2019 and 2018.

Collectively Significant Equity Method Investments

   The Company holds investments in limited partnerships and LLCs consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.4 billion at December 31, 2019. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of
$1.5 billion at December 31, 2019. The Company's investments in limited partnerships and LLCs are generally of a passive nature in that the Company does not participate in the management of the entities.

                                      40

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss)
for each of the years ended 2019, 2018, and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2019, 2018 and 2017. Aggregate total assets of these entities totaled $403.6 billion and $344.6 billion at December 31, 2019 and 2018, respectively. Aggregate total liabilities of these entities totaled
$52.7 billion and $30.1 billion at December 31, 2019 and 2018, respectively.
Aggregate net income (loss) of these entities totaled $33.3 billion,
$33.3 billion and $36.2 billion for the years ended December 31, 2019, 2018 and
2017, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at December 31, 2019 or 2018.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and
  Structured Securities, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the
  Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the
  VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "--
  Fixed Maturity Securities AFS" for information on these securities.

  Limited Partnerships and LLCs

     The Company holds investments in certain limited partnerships and LLCs which are VIEs. These ventures include limited partnerships, LLCs, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in Note 14.

                                      41

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

     The carrying amount and maximum exposure to loss related to the VIEs in which the Company concluded that it holds a variable interest, but is not the primary beneficiary, were as follows at:

                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2019                     2018
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,959     $12,317      $12,848     $12,848
Limited partnerships and LLCs...............................        1,892       3,065        1,743       3,130
                                                             ------------ ----------- ------------ -----------
   Total....................................................      $14,851     $15,382      $14,591     $15,978
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2019       2018       2017
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,627     $2,499     $2,347
Equity securities...........................................          8          7          9
Mortgage loans..............................................        676        538        450
Policy loans................................................         46         62         49
Limited partnerships and LLCs (1)...........................        220        258        235
Cash, cash equivalents and short-term investments...........         72         26         30
Other.......................................................         38         38         28
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,687      3,428      3,148
Less: Investment expenses...................................        201        193        175
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,486     $3,235     $2,973
                                                             ========== ========== ==========
-------------

(1) Includes net investment income pertaining to other limited partnership interests of $181 million, $211 million and $182 million for the years ended December 31, 2019, 2018 and 2017, respectively.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                                      42

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Fixed maturity securities.................................................................     $ 87     $(178)     $(26)
Equity securities.........................................................................       17       (16)       22
Mortgage loans............................................................................      (10)      (13)       (9)
Limited partnerships and LLCs.............................................................        7        40        (7)
Other.....................................................................................       (9)      (37)       (7)
                                                                                           --------  --------  --------
   Total net investment gains (losses)....................................................     $ 92     $(204)     $(27)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2019        2018        2017
                                                             ----------  ----------  ----------
                                                                        (In millions)
Proceeds....................................................     $8,541     $11,159     $11,974
                                                             ==========  ==========  ==========
Gross investment gains......................................     $  232     $   101     $    58
Gross investment losses.....................................       (145)       (279)        (84)
                                                             ----------  ----------  ----------
   Net investment gains (losses)............................     $   87     $  (178)    $   (26)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   All of the transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value and amortized cost of invested assets transferred to former affiliates was
$292 million and $294 million, respectively, for the year ended December 31,
2017. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was ($2) million for the year ended December 31,
2017.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets.
This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife
Investment Management, LLC (formerly known as MetLife Investment Advisors,
LLC), which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million and $93 million for the years ended
December 31, 2018 and 2017, respectively.

                                      43

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

Derivative Strategies

   The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize its exposure to various market risks, including interest rate, foreign currency exchange rate, credit and equity market.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties
("OTC-bilateral").

  Interest Rate Derivatives

     Interest rate swaps: The Company uses interest rate swaps to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate swaps are used in non-qualifying hedging relationships.

     Interest rate caps: The Company uses interest rate caps to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities. Interest rate caps are used in non-qualifying hedging relationships.

     Swaptions: The Company uses swaptions to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Swaptions are used in non-qualifying hedging relationships. Swaptions are included in interest rate options.

     Interest rate forwards: The Company uses interest rate forwards to manage the collective interest rate risks primarily in variable annuity products and universal life with secondary guarantees. Interest rate forwards are used in cash flow and non-qualifying hedging relationships.

  Foreign Currency Exchange Rate Derivatives

     Foreign currency swaps: The Company uses foreign currency swaps to convert foreign currency denominated cash flows to U.S. dollars to reduce cash flow fluctuations due to changes in currency exchange rates. Foreign currency swaps are used in cash flow and non-qualifying hedging relationships.

     Foreign currency forwards: The Company uses foreign currency forwards to hedge currency exposure on its invested assets. Foreign currency forwards are used in non-qualifying hedging relationships.

  Credit Derivatives

     Credit default swaps: The Company uses credit default swaps to create synthetic credit investments to replicate credit exposure that is more economically attractive than what is available in the market or otherwise unavailable (written credit protection), or to reduce credit loss exposure on certain assets that the Company owns (purchased credit protection). Credit default swaps are used in non-qualifying hedging relationships.

  Equity Derivatives

     Equity index options: The Company uses equity index options primarily to hedge minimum guarantees embedded in certain variable annuity products against adverse changes in equity markets. Additionally, the Company uses equity index options to hedge index-linked annuity products against adverse changes in equity markets. Equity index options are used in non-qualifying hedging relationships.

     Equity total return swaps: The Company uses equity total return swaps to hedge minimum guarantees embedded in certain variable annuity products against adverse changes equity markets. Equity total return swaps are used in non-qualifying hedging relationships.

                                      44

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

     Equity variance swaps: The Company uses equity variance swaps to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. Equity variance swaps are used in non-qualifying hedging relationships.

Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives held at:

                                                                                      December 31,
                                                             --------------------------------------------------------------
                                                                          2019                            2018
                                                             ------------------------------- ------------------------------
                                                                        Estimated Fair Value           Estimated Fair Value
                                                                        --------------------           --------------------
                                                               Gross                          Gross
                                                              Notional                       Notional
                           Primary Underlying Risk Exposure    Amount    Assets  Liabilities  Amount    Assets  Liabilities
                           --------------------------------  ---------- -------- ----------- --------- -------- -----------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate forwards.... Interest rate                     $      420 $     22    $     -- $      -- $     --    $     --
Foreign currency swaps.... Foreign currency exchange rate         2,701      176          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
 Total qualifying hedges...................................       3,121      198          27     2,461      200          30
                                                             ---------- -------- ----------- --------- -------- -----------
Derivatives Not Designated or Not Qualifying as Hedging
 Instruments:
Interest rate swaps....... Interest rate                          7,559      878          29    10,747      528         558
Interest rate caps........ Interest rate                          3,350        2          --     3,350       21          --
Interest rate futures..... Interest rate                             --       --          --        53       --          --
Interest rate options..... Interest rate                         29,750      782         187    17,168      168          61
Interest rate forwards.... Interest rate                          5,418       94         114        --       --          --
Foreign currency swaps.... Foreign currency exchange rate         1,040       94          15     1,398       99          18
Foreign currency forwards. Foreign currency exchange rate           138       --           1       125       --          --
Credit default swaps --
 purchased................ Credit                                    18       --          --        98        3          --
Credit default swaps --
 written.................. Credit                                 1,613       36          --     1,798       14           3
Equity futures............ Equity market                             --       --          --       169       --          --
Equity index options...... Equity market                         51,509      850       1,728    45,815    1,372       1,207
Equity variance swaps..... Equity market                          2,136       69          69     5,574       80         232
Equity total return swaps. Equity market                          7,723        2         367     3,920      280           3
                                                             ---------- -------- ----------- --------- -------- -----------
 Total non-designated or non-qualifying derivatives........     110,254    2,807       2,510    90,215    2,565       2,082
                                                             ---------- -------- ----------- --------- -------- -----------
Embedded derivatives:
Ceded guaranteed minimum
 income benefits.......... Other                                    N/A      217          --       N/A      228          --
Direct index-linked
 annuities................ Other                                    N/A       --       2,253       N/A       --         488
Direct guaranteed minimum
 benefits................. Other                                    N/A       --       1,548       N/A       --       1,546
Assumed guaranteed
 minimum benefits......... Other                                    N/A       --         442       N/A       --         386
Assumed index-linked
 annuities................ Other                                    N/A       --         339       N/A       --          96
                                                             ---------- -------- ----------- --------- -------- -----------
 Total embedded derivatives................................         N/A      217       4,582       N/A      228       2,516
                                                             ---------- -------- ----------- --------- -------- -----------
 Total.....................................................  $  113,375 $  3,222    $  7,119 $  92,676 $  2,993    $  4,628
                                                             ========== ======== =========== ========= ======== ===========

                                      45

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2019 and 2018. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the
Company's exposure to various risks and generally do not qualify for hedge accounting because they do not meet the criteria required under portfolio hedging rules; (ii) derivatives that economically hedge insurance liabilities and generally do not qualify for hedge accounting because they do not meet the criteria of being "highly effective" as outlined in ASC 815; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship.

   The following tables present the amount and location of gains (losses), including earned income, recognized for derivatives and gains (losses)
pertaining to hedged items presented in net derivative gains (losses):

                                                                     Year Ended December 31, 2019
                                                 ---------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                      Gains          Recognized                              of Gains
                                                     (Losses)          for           Net        Policyholder (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and  deferred
                                                   Derivatives        Items         Income        Claims       in AOCI
                                                 ----------------  ------------  ------------ -------------- ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Cash flow hedges:
Interest rate derivatives.......................          $    31          $ --           $ 2            $--       $25
Foreign currency exchange rate derivatives......               25           (29)           32             --        12
                                                 ----------------  ------------  ------------ -------------- ---------
  Total cash flow hedges........................               56           (29)           34             --        37
                                                 ----------------  ------------  ------------ -------------- ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................            1,589            --            --             --        --
Foreign currency exchange rate derivatives......               22            (3)           --             --        --
Credit derivatives..............................               44            --            --             --        --
Equity derivatives..............................           (2,476)           --            --             --        --
Embedded derivatives............................           (1,249)           --            --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total non-qualifying hedges...................           (2,070)           (3)           --             --        --
                                                 ----------------  ------------  ------------ -------------- ---------
  Total.........................................          $(2,014)         $(32)          $34            $--       $37
                                                 ================  ============  ============ ============== =========

                                      46

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                       Net
                                                                    Derivative
                                                       Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                      Gains          Recognized                               of Gains
                                                     (Losses)          for           Net        Policyholder  (Losses)
                                                   Recognized for     Hedged       Investment  Benefits and   deferred
                                                   Derivatives        Items         Income        Claims        in AOCI
                                                 ----------------  ------------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives.......................     $        (12)    $      12     $       1     $       --    $    --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total fair value hedges.......................              (12)           12             1             --         --
                                                 ----------------  ------------  ------------ --------------  ---------
Cash flow hedges:
Interest rate derivatives.......................              129            (1)            5             --         (5)
Foreign currency exchange rate derivatives......               --            (1)           26             --        161
                                                 ----------------  ------------  ------------ --------------  ---------
  Total cash flow hedges........................              129            (2)           31             --        156
                                                 ----------------  ------------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives.......................             (659)           --            --             --         --
Foreign currency exchange rate derivatives......               81            (7)           --             --         --
Credit derivatives..............................               (7)           --            --             --         --
Equity derivatives..............................              631            --            --             --         --
Embedded derivatives............................              579            --            --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total non-qualifying hedges...................              625            (7)           --             (8)        --
                                                 ----------------  ------------  ------------ --------------  ---------
  Total.........................................     $        742     $       3     $      32     $       (8)   $   156
                                                 ================  ============  ============ ==============  =========

                                      47

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

                                                                              Year Ended December 31, 2017
                                                        -----------------------------------------------------------------------
                                                                              Net
                                                                           Derivative
                                                              Net            Gains
                                                           Derivative       (Losses)                                   Amount
                                                             Gains          Recognized                                of Gains
                                                            (Losses)          for           Net         Policyholder  (Losses)
                                                          Recognized for     Hedged       Investment   Benefits and   deferred
                                                          Derivatives        Items         Income         Claims        in AOCI
                                                        ----------------  ------------  ------------  --------------  ---------
                                                                                     (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges:
Interest rate derivatives..............................     $          2     $      (2)   $        2     $        --    $    --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total fair value hedges...............................                2            (2)            2              --         --
                                                        ----------------  ------------  ------------  --------------  ---------
Cash flow hedges:
Interest rate derivatives..............................               --            --             6              --          1
Foreign currency exchange rate derivatives.............                8            (9)           19              --       (153)
                                                        ----------------  ------------  ------------  --------------  ---------
 Total cash flow hedges................................                8            (9)           25              --       (152)
                                                        ----------------  ------------  ------------  --------------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
Interest rate derivatives..............................              (58)           --            --              10         --
Foreign currency exchange rate derivatives.............              (83)          (32)           --              --         --
Credit derivatives.....................................               34            --            --              --         --
Equity derivatives.....................................           (2,565)           --            (1)           (335)        --
Embedded derivatives...................................            1,237            --            --             (16)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total non-qualifying hedges...........................           (1,435)          (32)           (1)           (341)        --
                                                        ----------------  ------------  ------------  --------------  ---------
 Total.................................................     $     (1,425)    $     (43)   $       26     $      (341)   $  (152)
                                                        ================  ============  ============  ==============  =========

   At December 31, 2019 and 2018, the balance in AOCI associated with cash flow hedges was $232 million and $253 million, respectively.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the
Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation.

                                      48

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2019                                   2018
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
 Credit Obligations (1)                    Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $11         $  615          2.5        $ 8         $  689          2.0
Baa.....................................         25            998          5.1          3          1,109          5.0
                                         ---------- --------------              ---------- --------------
 Total..................................        $36         $1,613          4.1        $11         $1,798          3.9
                                         ========== ==============              ========== ==============
----------

(1) The Company has written credit protection on both single name and index references. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's, S&P and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of counterparty nonperformance on derivative instruments. Generally, the credit exposure is the fair value at the reporting date less any collateral received from the counterparty.

   The Company manages its credit risk by: (i) entering into derivative transactions with creditworthy counterparties governed by master netting agreements; (ii) trading through regulated exchanges and central clearing counterparties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                             Gross Amounts Not Offset on the
                                               Consolidated Balance Sheets
                                             ------------------------------
                                                                                          Securities
                                                                Collateral                Collateral      Net Amount
                                Gross Amount    Financial       Received/                 Received/     After Securities
                                Recognized    Instruments (1)   Pledged (2)   Net Amount  Pledged (3)     Collateral
                               ------------- ----------------  ------------  ----------- ------------  -----------------
                                                                     (In millions)
December 31, 2019
Derivative assets.............        $3,046          $(1,458)      $(1,100)      $  488      $  (487)               $ 1
Derivative liabilities........        $2,522          $(1,458)      $    --       $1,064      $(1,061)               $ 3
December 31, 2018
Derivative assets.............        $2,820          $(1,671)      $(1,053)      $   96      $   (83)               $13
Derivative liabilities........        $2,104          $(1,671)      $    --       $  433      $  (433)               $--
----------

(1) Represents amounts subject to an enforceable master netting agreement or similar agreement.

                                      49

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)

(2) The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreement.

(3) Securities collateral received by the Company is not recorded on the balance sheet. Amounts do not include excess of collateral pledged or received.

   The Company's collateral arrangements generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. Certain of these arrangements also include credit contingent provisions which permit the party with positive fair value to terminate the derivative at the current fair value or demand immediate full collateralization from the party in a net liability position, in the event that the financial strength or credit rating of the party in a net liability position falls below a certain level.

   The following table presents the aggregate estimated fair value of derivatives in a net liability position containing such credit contingent provisions and the aggregate estimated fair value of assets posted as collateral for such instruments.

                                                                                             December 31,
                                                                                           -----------------
                                                                                               2019     2018
                                                                                           -------- --------
                                                                                             (In millions)
Estimated fair value of derivatives in a net liability position (1).......................   $1,064     $433
Estimated Fair Value of Collateral Provided (2)
Fixed maturity securities.................................................................   $1,473     $797
----------

(1) After taking into consideration the existence of netting agreements.

(2) Substantially all of the Company's collateral arrangements provide for daily posting of collateral for the full value of the derivative contract.
    As a result, if the credit contingent provisions of derivative contracts in a net liability position were triggered, minimal additional assets would be required to be posted as collateral or needed to settle the instruments immediately.

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

                Level 1  Unadjusted quoted prices in active
                         markets for identical assets or
                         liabilities. The Company defines
                         active markets based on average
                         trading volume for equity securities.
                         The size of the bid/ask spread is
                         used as an indicator of market
                         activity for fixed maturity
                         securities.

                Level 2  Quoted prices in markets that are not
                         active or inputs that are observable
                         either directly or indirectly. These
                         inputs can include quoted prices for
                         similar assets or liabilities other
                         than quoted prices in Level 1, quoted
                         prices in markets that are not
                         active, or other significant inputs
                         that are observable or can be derived
                         principally from or corroborated by
                         observable market data for
                         substantially the full term of the
                         assets or liabilities.

                Level 3  Unobservable inputs that are
                         supported by little or no market
                         activity and are significant to the
                         determination of estimated fair value
                         of the assets or liabilities.
                         Unobservable inputs reflect the
                         reporting entity's own assumptions
                         about the assumptions that market
                         participants would use in pricing the
                         asset or liability.

                                      50

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value (or equivalent) as a practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                               December 31, 2019
                                                             -----------------------------------------------------
                                                                    Fair Value Hierarchy
                                                             -----------------------------------
                                                                                                   Total Estimated
                                                                 Level 1     Level 2     Level 3    Fair Value
                                                             ----------- ----------- ----------- -----------------
                                                                                 (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................      $   --    $ 30,266      $  325          $ 30,591
Foreign corporate...........................................          --       9,554         132             9,686
RMBS........................................................          --       8,986          44             9,030
U.S. government and agency..................................       1,542       5,702          --             7,244
CMBS........................................................          --       5,714          --             5,714
State and political subdivision.............................          --       3,938          73             4,011
ABS.........................................................          --       1,877          73             1,950
Foreign government..........................................          --       1,751          --             1,751
                                                             ----------- ----------- ----------- -----------------
 Total fixed maturity securities............................       1,542      67,788         647            69,977
                                                             ----------- ----------- ----------- -----------------
Equity securities...........................................          14         125           8               147
Short-term investments......................................       1,004         473           5             1,482
Derivative assets: (1)
Interest rate...............................................          --       1,778          --             1,778
Foreign currency exchange rate..............................          --         265           5               270
Credit......................................................          --          25          11                36
Equity market...............................................          --         850          71               921
                                                             ----------- ----------- ----------- -----------------
 Total derivative assets....................................          --       2,918          87             3,005
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within asset host contracts (2)........          --          --         217               217
Separate account assets.....................................         180      99,485           3            99,668
                                                             ----------- ----------- ----------- -----------------
 Total assets...............................................      $2,740    $170,789      $  967          $174,496
                                                             =========== =========== =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate...............................................      $   --    $    330      $   --          $    330
Foreign currency exchange rate..............................          --          43          --                43
Equity market...............................................          --       2,093          71             2,164
                                                             ----------- ----------- ----------- -----------------
 Total derivative liabilities...............................          --       2,466          71             2,537
                                                             ----------- ----------- ----------- -----------------
Embedded derivatives within liability host contracts (2)....          --          --       4,582             4,582
                                                             ----------- ----------- ----------- -----------------
 Total liabilities..........................................      $   --    $  2,466      $4,653          $  7,119
                                                             =========== =========== =========== =================

                                      51

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                                                     December 31, 2018
                                                                  -------------------------------------------------------
                                                                          Fair Value Hierarchy
                                                                  -------------------------------------
                                                                                                          Total Estimated
                                                                      Level 1       Level 2     Level 3    Fair Value
                                                                  ----------- ------------- ----------- -----------------
                                                                                       (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................      $   --      $ 23,740      $  319          $ 24,059
Foreign corporate................................................          --         7,503         392             7,895
RMBS.............................................................          --         8,429           6             8,435
U.S. government and agency.......................................       2,334         6,310          --             8,644
CMBS.............................................................          --         5,004         129             5,133
State and political subdivision..................................          --         3,512          74             3,586
ABS..............................................................          --         2,072          39             2,111
Foreign government...............................................          --         1,485          --             1,485
                                                                  ----------- ------------- ----------- -----------------
 Total fixed maturity securities.................................       2,334        58,055         959            61,348
                                                                  ----------- ------------- ----------- -----------------
Equity securities................................................          13           124           3               140
Derivative assets: (1)
Interest rate....................................................          --           717          --               717
Foreign currency exchange rate...................................          --           288          11               299
Credit...........................................................          --            10           7                17
Equity market....................................................          --         1,634          98             1,732
                                                                  ----------- ------------- ----------- -----------------
 Total derivative assets.........................................          --         2,649         116             2,765
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within asset host contracts (2).............          --            --         228               228
Separate account assets..........................................         217        91,293           1            91,511
                                                                  ----------- ------------- ----------- -----------------
 Total assets....................................................      $2,564      $152,121      $1,307          $155,992
                                                                  =========== ============= =========== =================
Liabilities
Derivative liabilities: (1)
Interest rate....................................................      $   --      $    619      $   --          $    619
Foreign currency exchange rate...................................          --            48          --                48
Credit...........................................................          --             2           1                 3
Equity market....................................................          --         1,205         237             1,442
                                                                  ----------- ------------- ----------- -----------------
 Total derivative liabilities....................................          --         1,874         238             2,112
                                                                  ----------- ------------- ----------- -----------------
Embedded derivatives within liability host contracts (2).........          --            --       2,516             2,516
                                                                  ----------- ------------- ----------- -----------------
 Total liabilities...............................................      $   --      $  1,874      $2,754          $  4,628
                                                                  =========== ============= =========== =================
-------------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances on the consolidated balance sheets.

                                      52

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors
   regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for a non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31,
   2019.

  Determination of Fair Value

   Fixed Maturity Securities

      The fair values for actively traded marketable bonds, primarily U.S.
   government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker-dealer quotes, and comparable securities that are actively traded.

                                      53

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

   Equity Securities and Short-term Investments

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as
   Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach.
   Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and
   OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data.
   Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and
   OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its
   OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees and equity crediting rates within index-linked annuity contracts. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                                      54

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly- traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices.
   The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers Into or Out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency.
   Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                                      55

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

  Assets and Liabilities Measured at Fair Value Using Significant Unobservable
  Inputs (Level 3)

     The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                        December 31, 2019   December 31, 2018
                                                                      ------------------- -------------------
                                                                                                                  Impact of
                                                                                                               Increase in Input
                                  Valuation         Significant                                                 on Estimated
                                  Techniques     Unobservable Inputs         Range               Range           Fair Value
                               ----------------- -------------------- ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates       0.02%   -   11.31%  0.02%   -   11.31% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates           0.25%   -   16.00%  0.25%   -   16.00% Decrease (2)
                                                 Utilization rates     0.00%   -   25.00%  0.00%   -   25.00% Increase (3)
                                                 Withdrawal rates      0.25%   -   10.00%  0.25%   -   10.00% (4)
                                                 Long-term equity     16.24%   -   21.65% 16.50%   -   22.00% Increase (5)
                                                     volatilities
                                                 Nonperformance        0.54%   -    1.99%  1.91%   -    2.66% Decrease (6)
                                                     risk spread
-------------

(1) Mortality rates vary by age and by demographic characteristics such as gender. The range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) The range shown reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease)
    in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3;
  therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher
  (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                                      56

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

     The following tables summarize the change of all assets and (liabilities)
  measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                          Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                     ------------------------------------------------------------------------------------------------------
                                  Fixed Maturity Securities
                     ---------------------------------------------------
                                                                                                                   Net
                                                 State and                                            Net        Embedded
                                     Structured  Political     Foreign     Equity     Short-term   Derivatives  Derivatives
                      Corporate (1) Securities   Subdivision  Government  Securities  Investments     (2)          (3)
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------
                                                                       (In millions)

 Balance,
 January 1,
 2018...............       $  1,937    $  1,222         $ --        $  5      $  124        $  14       $(279)     $(2,007)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................              1           2            1          --          --           --          152          571

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............           (32)         (6)          (1)          --          --           --            9           --

 Purchases
 (7)................             71          42           --          --           1           --            3           --

 Sales
 (7)................          (197)        (91)          (1)         (5)         (3)         (14)          (7)           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --           --        (852)

 Transfers
 into
 Level 3
 (8)................            414           9           75          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................        (1,483)     (1,004)           --          --       (119)           --           --           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2018...............            711         174           74          --           3           --        (122)      (2,288)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................             --           1            1          --          --           --         (12)      (1,249)

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............             15           2          (1)          --          --           --          (1)           --

 Purchases
 (7)................            342          68           --          --           5            5           --           --

 Sales
 (7)................          (150)        (25)          (1)          --          --           --           --           --

 Issuances
 (7)................             --          --           --          --          --           --           --           --

 Settlements
 (7)................             --          --           --          --          --           --          155        (828)

 Transfers
 into
 Level 3
 (8)................             24          42           --          --          --           --           --           --

 Transfers
 out
 of
 Level 3
 (8)................          (485)       (145)           --          --          --           --          (4)           --
                     -------------- ----------- ------------ ----------- ----------- ------------ ------------ ------------

 Balance,
 December 31,
 2019...............       $    457    $    117         $ 73        $ --      $    8        $   5       $   16     $(4,365)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................       $      1    $     23         $ --        $ --      $   --        $  --       $ (52)     $  1,300
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................       $    (2)    $    (1)         $  1        $ --      $    1        $  --       $  148     $    268
                     ============== =========== ============ =========== =========== ============ ============ ============

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................       $     --    $     --         $  1        $ --      $   --        $  --       $ (10)     $(1,504)
                     ============== =========== ============ =========== =========== ============ ============ ============

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................       $    (3)    $     28         $ --        $ --      $  (3)        $  --       $   92     $  1,233

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............       $    127    $     52         $ --        $ --      $   --        $  --       $   --     $     --

                     ------------

                      Separate
                       Account
                      Assets (4)
                     -----------

 Balance,
 January 1,
 2018...............        $  5

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           1

 Sales
 (7)................         (1)

 Issuances
 (7)................          --

 Settlements
 (7)................         (1)

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (3)
                     -----------

 Balance,
 December 31,
 2018...............           1

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................          --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............          --

 Purchases
 (7)................           3

 Sales
 (7)................          --

 Issuances
 (7)................          --

 Settlements
 (7)................          --

 Transfers
 into
 Level 3
 (8)................          --

 Transfers
 out
 of
 Level 3
 (8)................         (1)
                     -----------

 Balance,
 December 31,
 2019...............        $  3
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2017:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2018:
 (9)................        $ --
                     ===========

 Changes
 in
 unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 for
 the
 instruments
 still
 held
 at
 December 31,
 2019:
 (9)................        $ --
                     ===========

 Gains
 (Losses)
 Data
 for
 the
 year
 ended
 December 31,
 2017:

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 net
 income
 (loss)
 (5)
 (6)................        $ --

 Total
 realized/unrealized
 gains
 (losses)
 included
 in
 AOCI...............        $ --

                                      57

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

----------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses).
    Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods.
    Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                           December 31, 2019
                                             ----------------------------------------------
                                                         Fair Value Hierarchy
                                                       -------------------------
                                                                                   Total
                                             Carrying                            Estimated
                                              Value    Level 1 Level 2  Level 3  Fair Value
                                             --------- ------- ------- --------- ----------
                                                             (In millions)
Assets
Mortgage loans.............................. $  15,664 $    -- $    -- $  16,291  $  16,291
Policy loans................................ $     875 $    -- $   479 $     504  $     983
Other invested assets....................... $      51 $    -- $    39 $      12  $      51
Premiums, reinsurance and other receivables. $   2,053 $    -- $    41 $   2,427  $   2,468
Liabilities
Policyholder account balances............... $  15,474 $    -- $    -- $  15,576  $  15,576
Long-term debt.............................. $     844 $    -- $    39 $     903  $     942
Other liabilities........................... $     943 $    -- $   169 $     777  $     946
Separate account liabilities................ $   1,186 $    -- $ 1,186 $      --  $   1,186

                                      58

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

                                                             December 31, 2018
                                              ------------------------------------------------
                                                            Fair Value Hierarchy
                                                         --------------------------
                                                                                      Total
                                               Carrying                             Estimated
                                                Value    Level 1 Level 2  Level 3   Fair Value
                                              ---------- ------- ------- ---------- ----------
                                                               (In millions)
Assets
Mortgage loans............................... $   13,596 $    -- $    -- $   13,761 $   13,761
Policy loans................................. $    1,001 $    -- $   619 $      452 $    1,071
Other invested assets........................ $       77 $    -- $    64 $       13 $       77
Premiums, reinsurance and other receivables.. $    1,426 $    -- $    31 $    1,501 $    1,532
Liabilities
Policyholder account balances................ $   15,183 $    -- $    -- $   13,732 $   13,732
Long-term debt............................... $      434 $    -- $    38 $      380 $      418
Other liabilities............................ $      395 $    -- $    54 $      323 $      377
Separate account liabilities................. $    1,025 $    -- $ 1,025 $       -- $    1,025

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                          December 31,
                                                                                        -----------------
                                                              Interest Rate    Maturity     2019     2018
                                                             --------------  ---------- -------- --------
                                                                                          (In millions)
Surplus note -- affiliated..................................          8.070%       2059     $412     $ --
Surplus note -- affiliated..................................          8.150%       2058      200      200
Surplus note -- affiliated..................................          7.800%       2058      200      200
Other long-term debt -- unaffiliated (1)....................          7.028%       2030       32       34
                                                                                        -------- --------
 Total long-term debt.......................................                                $844     $434
                                                                                        ======== ========
----------

(1) Represents non-recourse debt of a subsidiary for which creditors have no access, subject to customary exceptions, to the general assets of the
    Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2019 were
$2 million in each of 2020, 2021, 2022, 2023 and 2024 and $834 million thereafter.

   Interest expense related to long-term debt of $60 million, $6 million and
$58 million for the years ended December 31, 2019, 2018 and 2017, respectively, is included in other expenses, of which $58 million, $4 million and
$35 million, respectively, was associated with affiliated debt.

Surplus Notes

   On March 25, 2019, Brighthouse Life Insurance Company issued a $412 million surplus note due March 2059 to BH Holdings, which bears interest at a fixed rate of 8.07%, payable annually. Payments of interest and principal on this surplus note may be made only with the prior approval of the Delaware
Department of Insurance.

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058
Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21,
2018, with the prior approval of the Commonwealth of Massachusetts Division of
Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via
a non-cash extraordinary dividend. Payments of interest and principal on the
December 2058 Surplus Note may be made only with the prior approval of the
Delaware Department of Insurance.

                                      59

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September
2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September
2058 Surplus Note may be made only with the prior approval of the Delaware
Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc.
totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and
6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At
  December 31, 2019, there were no borrowings under this facility and there was
  $10.0 billion of funding available under this arrangement. For the years ended December 31, 2019, 2018 and 2017, the Company recognized commitment fees of $41 million, $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to
  $2.0 billion. The Repurchase Facility has a term beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse
  Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2019, there were no borrowings under the
  Repurchase Facility. For the years ended December 31, 2019 and 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the years ended December 31, 2019, 2018 and 2017, the Company received cash capital contributions totaling $0, $0 and $1.3 billion, respectively, from BH Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc.
This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with
MetLife, Inc. (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life
Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

                                      60

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose
RBC requirements that were developed by the National Association of Insurance
Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action.
The minimum level of TAC before corrective action commences is twice ACL RBC.
The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and
BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                    Years Ended December 31,
                                                                                --------------------------------
Company                                                      State of Domicile     2019        2018       2017
-----------------------------------------------------------  -----------------  ----------  ---------  ---------
                                                                                          (In millions)
Brighthouse Life Insurance Company..........................         Delaware   $    1,074  $  (1,104) $    (425)
Brighthouse Life Insurance Company of NY....................         New York   $     (139) $      19  $      22

   Statutory capital and surplus was as follows at:

                                                                 December 31,
                                                             ---------------------
Company                                                         2019       2018
-----------------------------------------------------------  ---------- ----------
                                                                 (In millions)
Brighthouse Life Insurance Company.......................... $    8,746 $    6,731
Brighthouse Life Insurance Company of NY.................... $      579 $      279

   The Company has a reinsurance subsidiary, BRCD which reinsures risks including level premium term life and ULSG assumed from other Brighthouse
Financial life insurance subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $9.0 billion and $8.7 billion for the years ended
December 31, 2019 and 2018, respectively.

   The statutory net income (loss) of BRCD was ($316) million, ($1.1) billion and ($1.6) billion for the years ended December 31, 2019, 2018 and 2017, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $572 million and $557 million at
December 31, 2019 and 2018, respectively.

                                      61

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by certain of the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                 2020       2019      2018      2017
                                                             ------------ --------- --------- ---------
                                                              Permitted
                                                               Without
Company                                                      Approval (1) Paid (2)  Paid (2)  Paid (2)
-------                                                      ------------ --------- --------- ---------
                                                                           (In millions)
Brighthouse Life Insurance Company..........................    $   2,066 $      -- $      -- $      --
Brighthouse Life Insurance Company of NY....................    $      -- $      28 $      -- $      --
----------

(1) Reflects dividend amounts that may be paid during 2020 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2020, some or all of such dividends may require regulatory approval. See Note 16.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is
permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities.
Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware
Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as
"unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the
Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under BRCD's plan of operations, no dividend or distribution may be made by
BRCD without the prior approval of the Delaware Commissioner. On December 30,
2019, the Delaware Commissioner approved an extraordinary dividend of
$600 million payable to Brighthouse Life Insurance Company (see Note 16).
During the years ended December 31, 2018 and 2017, BRCD paid extraordinary cash dividends of $0 and $535 million, respectively. During the years ended
December 31, 2019, 2018 and 2017, BRCD paid cash dividends of $1 million,
$2 million and $0, respectively, to its preferred shareholders.

                                      62

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                 Unrealized                           Foreign
                                                              Investment Gains    Unrealized Gains   Currency
                                                              (Losses), Net of      (Losses) on     Translation
                                                             Related Offsets (1)    Derivatives     Adjustments     Total
                                                             -------------------  ----------------  -----------  ----------
                                                                                      (In millions)
Balance at December 31, 2016................................      $        1,019     $         258    $     (29) $    1,248
OCI before reclassifications................................                 529              (152)           9         386
Deferred income tax benefit (expense).......................                (206)               54           (3)       (155)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               1,342               160          (23)      1,479
Amounts reclassified from AOCI..............................                  61               (14)          --          47
Deferred income tax benefit (expense) (2)...................                 306                 5           --         311
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 367                (9)          --         358
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2017................................               1,709               151          (23)      1,837
 Cumulative effect of change in accounting principle and
   other, net of income tax.................................                 (79)               --           --         (79)
                                                             -------------------  ----------------  -----------  ----------
Balance, January 1, 2018....................................               1,630               151          (23)      1,758
OCI before reclassifications................................              (1,534)              156           (4)     (1,382)
Deferred income tax benefit (expense).......................                 327                54            1         382
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........                 423               361          (26)        758
Amounts reclassified from AOCI..............................                 179              (134)          --          45
Deferred income tax benefit (expense).......................                 (38)              (47)          --         (85)
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 141              (181)          --         (40)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2018................................                 564               180          (26)        718
OCI before reclassifications................................               3,224                37           12       3,273
Deferred income tax benefit (expense).......................                (677)               (8)          --        (685)
                                                             -------------------  ----------------  -----------  ----------
 AOCI before reclassifications, net of income tax...........               3,111               209          (14)      3,306
Amounts reclassified from AOCI..............................                 (57)              (58)          --        (115)
Deferred income tax benefit (expense).......................                  12                12           --          24
                                                             -------------------  ----------------  -----------  ----------
 Amounts reclassified from AOCI, net of income tax..........                 (45)              (46)          --         (91)
                                                             -------------------  ----------------  -----------  ----------
Balance at December 31, 2019................................      $        3,066     $         163    $     (14) $    3,215
                                                             ===================  ================  ===========  ==========
-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Cuts and Job Act (the "Tax
    Act") related to unrealized investments gains (losses), net of related offsets.

                                      63

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
AOCI Components                                                 Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2019       2018      2017
                                                                --------   --------  --------
                                                                        (In millions)
Net unrealized investment gains (losses):
Net unrealized investment gains (losses).......................     $ 94      $(178)    $ (15) Net investment gains (losses)
Net unrealized investment gains (losses).......................       --          1         1  Net investment income
Net unrealized investment gains (losses).......................      (37)        (2)      (47) Net derivative gains (losses)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), before income tax...       57       (179)      (61)
Income tax (expense) benefit...................................      (12)        38      (306)
                                                                --------   --------  --------
 Net unrealized investment gains (losses), net of income tax...       45       (141)     (367)
                                                                --------   --------  --------
Unrealized gains (losses) on derivatives - cash flow hedges:
Interest rate swaps............................................       31         98        --  Net derivative gains (losses)
Interest rate swaps............................................        2          3         3  Net investment income
Interest rate forwards.........................................       --         31        --  Net derivative gains (losses)
Interest rate forwards.........................................       --          2         3  Net investment income
Foreign currency swaps.........................................       25         --         8  Net derivative gains (losses)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, before income tax.........       58        134        14
Income tax (expense) benefit...................................      (12)        47        (5)
                                                                --------   --------  --------
 Gains (losses) on cash flow hedges, net of income tax.........       46        181         9
                                                                --------   --------  --------
 Total reclassifications, net of income tax....................     $ 91      $  40     $(358)
                                                                ========   ========  ========

                                      64

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund. The percentage is specified in the contract between the Company and the
Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the
Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees of $240 million,
$255 million and $264 million for the years ended December 31, 2019, 2018 and
2017, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2019       2018       2017
                                                                                 ---------- ---------- ----------
                                                                                          (In millions)
Compensation....................................................................     $  304     $  278     $  263
Contracted services and other labor costs.......................................        252        194        130
Transition services agreements..................................................        237        268        295
Establishment costs.............................................................         76        131        116
Premium and other taxes, licenses and fees......................................         43         64         58
Separate account fees...........................................................          3          2          3
Volume related costs, excluding compensation, net of DAC capitalization.........        591        595        687
Interest expense on debt........................................................         60          6         56
Other...........................................................................        243        225        225
                                                                                 ---------- ---------- ----------
   Total other expenses.........................................................     $1,809     $1,763     $1,833
                                                                                 ========== ========== ==========

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                                      65

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $ (35)      $(178)    $   368
Foreign...............................................................         --          --          18
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        (35)       (178)        386
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................       (303)        331      (1,124)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (303)        331      (1,124)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)      $ 153     $  (738)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2019        2018        2017
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Tax provision at statutory rate.......................................      $(241)       $235      $ (567)
Tax effect of:
Excess loss account - Separation from MetLife (1).....................         --          (2)      1,088
Rate revaluation due to tax reform (2)................................         --          --        (696)
Dividend received deduction (3).......................................        (38)        (40)       (116)
Prior year tax........................................................         --          (1)         (4)
Tax credits...........................................................        (29)        (24)        (29)
Release of valuation allowance........................................         --         (11)         --
Goodwill impairment...................................................         --          --        (288)
Sale of subsidiary....................................................         --          --        (136)
Other, net............................................................        (30)         (4)         10
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $(338)       $153      $ (738)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         30%         14%         46%
                                                                       ==========  ==========  ==========
-------------

(1) For the year ended December 31, 2017, the Company recognized a non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the
    Separation. MetLife, Inc. is responsible for this obligation through the
    Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act.

(3) For the year ended December 31, 2018, the Tax Act changed the dividend received deduction amount applicable to insurance companies to a 70%
    company share and a 50% dividend received deduction for eligible dividends.
    The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate.

                                      66

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ----------------------
                                                                                                 2019        2018
                                                                                           ----------  ----------
                                                                                                (In millions)
Deferred income tax assets:
Investments, including derivatives (1)....................................................    $   213      $   44
Net operating loss carryforwards..........................................................      1,082       1,025
Tax credit carryforwards..................................................................        105          58
Employee benefits.........................................................................          4           4
Intangibles...............................................................................         97         159
Other.....................................................................................         18          --
                                                                                           ----------  ----------
 Total deferred income tax assets.........................................................      1,519       1,290
Deferred income tax liabilities:
Policyholder liabilities and receivables (1)..............................................      1,307       1,386
Net unrealized investment gains...........................................................        858         198
DAC.......................................................................................        655         633
Other.....................................................................................         --          17
                                                                                           ----------  ----------
 Total deferred income tax liabilities....................................................      2,820       2,234
                                                                                           ----------  ----------
 Net deferred income tax asset (liability)................................................    $(1,301)     $ (944)
                                                                                           ==========  ==========
-------------

(1) The Company reclassified certain components of the 2018 net deferred income tax asset (liability) upon completion of a Separation related deferred tax basis study in 2019. Total deferred income tax assets and total deferred income tax liabilities increased by $44 million at December 31, 2018 as compared to the amounts previously presented. There was no change in total net deferred income tax asset (liability) resulting from these reclassifications at December 31, 2018.

   The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2019.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,034
Indefinite................................................................................              2,119
                                                                                           ------------------
                                                                                                       $5,153
                                                                                           ==================

                                      67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2019.

                                                                   Tax Credit Carryforwards
                                                             ------------------------------------
                                                             General Business
                                                                 Credits      Foreign Tax Credits
                                                             ---------------- -------------------
                                                                        (In millions)
Expiration
2020-2024...................................................              $--                 $18
2025-2029...................................................               --                  70
2030-2034...................................................               --                  --
2035-2039...................................................               17                  --
Indefinite..................................................               --                  --
                                                             ---------------- -------------------
                                                                          $17                 $88
                                                             ================ ===================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                              Years Ended December 31,
                                                             --------------------------
                                                                 2019     2018     2017
                                                             -------- -------- --------
                                                                    (In millions)
Balance at January 1,.......................................      $34      $22     $ 38
Additions for tax positions of prior years..................       --       12       --
Reductions for tax positions of prior years.................       --       --       (4)
Additions for tax positions of current year.................       --       --        3
Reductions for tax positions of current year................       --       --       (2)
Settlements with tax authorities............................       --       --      (13)
                                                             -------- -------- --------
Balance at December 31,.....................................      $34      $34     $ 22
                                                             ======== ======== ========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................      $34      $34     $ 22
                                                             ======== ======== ========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended
December 31, 2019, 2018 and 2017.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the
Company's consolidated financial statements.

  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with
MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

                                      68

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return.
The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the
Tax Separation Agreement governs the allocation between MetLife and the Company of the responsibility for the taxes of the MetLife group. The Tax Separation
Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October
2017, MetLife paid $723 million to the Company under the Tax Separation
Agreement. At December 31, 2017, the current income tax recoverable included
$857 million related to this agreement. In November 2018, MetLife paid
$894 million to the Company under the Tax Separation Agreement. In November
2019, the Company paid MetLife $2 million under the Tax Separation Agreement.
At December 31, 2019, the current income tax recoverable included a
$115 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.
  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31,
  2019.

   Matters as to Which an Estimate Can Be Made

     For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of
  December 31, 2019, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters to be $0 to
  $10 million.

   Matters as to Which an Estimate Cannot Be Made

     For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

                                      69

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

   Sales Practices Claims

     Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The
  Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Group Annuity Class Action

     Leroy and Geraldine Atkins v. Brighthouse Life Insurance Company,
  Brighthouse Financial, Inc., et al. (U.S. District Court, District of Nevada,
  filed November 18, 2019). Plaintiffs have filed a purported class action lawsuit against Brighthouse Life Insurance Company, Brighthouse Financial,
  Inc., MetLife, Inc. and Metropolitan Life Insurance Company relating to the pension closeout business. Plaintiffs allege that annuity benefits were due but have not been paid. Plaintiffs also allege they were not able to obtain information as to the group annuity contract and the benefit other than what was on a benefit election form. Plaintiffs seek to represent a class of all annuitants and their designated beneficiaries who were due annuity payments pursuant to group annuity contracts purchased from defendants by sponsors of employer provided defined benefit plans. Plaintiffs allege the defendants failed to timely contact, notify and pay overdue annuity benefits and interest to retirees. The complaint alleges breach of contract, breach of the implied covenant of good faith and fair dealing
  (contract and tort), unjust enrichment, conversion and breach of fiduciary duty. The Company intends to vigorously defend the matter.

   Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought.
  Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $206 million and $492 million at December 31, 2019 and 2018, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond
  Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.8 billion and $1.9 billion at December 31, 2019 and 2018, respectively.

                                      70

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from
$6 million to $122 million, with a cumulative maximum of $127 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $1 million and $2 million at
December 31, 2019 and 2018, respectively, for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and had previous arrangements with MetLife for services necessary to conduct its activities. Certain of the MetLife services have continued, however, MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. See Note 1 for information regarding the MetLife Divestiture and Note 11 for amounts related to transition services from MetLife.

   The Company has related party reinsurance, and investment, debt and equity transactions (see Notes 6, 7 , 10 and 11). Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse Services currently provides, and previously MetLife provided, certain services to the Company, each using an allocation methodology under certain agreements for such services. These services include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting and information technology. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable.
  Costs incurred under these arrangements with Brighthouse Services as well as with MetLife prior to the MetLife Divestiture, were $1.1 billion,
  $1.1 billion and $1.0 billion for the years ended December 31, 2019, 2018 and
  2017, respectively, and were recorded in other expenses. Revenues received from an affiliate related to these agreements, recorded in universal life and investment-type product policy fees, were $220 million, $234 million and
  $241 million for the years ended December 31, 2019, 2018 and 2017, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($43) million and ($50) million at December 31,
  2019 and 2018, respectively.

                                      71

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)

     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife.
  The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $21 million and $68 million under this arrangement for the years ended December 31, 2019 and 2018, respectively.

  Broker-Dealer Transactions

     The related party expense for the Company was commissions paid on the sale of variable products and passed through to the broker-dealer affiliate. The related party revenue for the Company was fee income passed through the broker-dealer affiliate from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received related to these transactions and recorded in other revenues was
  $205 million, $216 million and $224 million for the years ended December 31,
  2019, 2018 and 2017, respectively. Commission expenses incurred related to these transactions and recorded in other expenses was $815 million,
  $771 million and $642 million for the years ended December 31, 2019, 2018 and
  2017, respectively. The Company also had related party fee income receivables of $18 million and $17 million at December 31, 2019 and 2018, respectively.

16. Subsequent Events

Dividend Transactions

   On February 20, 2020, BRCD, with the explicit permission of the Delaware
Commissioner received on December 30, 2019, paid a $600 million extraordinary dividend to Brighthouse Life Insurance Company.

   On February 19, 2020, Brighthouse Life Insurance Company declared a
$300 million ordinary cash dividend payable to BH Holdings. Such dividend has not been paid as of March 4, 2020.

                                      72

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2019

                                 (In millions)

                                                                                               Amount at
                                                          Cost or           Estimated Fair     Which Shown on
                                                       Amortized Cost (1)      Value         Balance Sheet
Types of Investments                               ---------------------- ---------------- ------------------
Fixed maturity securities:
Bonds:
U.S. government and agency........................                $ 5,396          $ 7,244            $ 7,244
State and political subdivision...................                  3,326            4,011              4,011
Public utilities..................................                  3,270            3,703              3,703
Foreign government................................                  1,503            1,751              1,751
All other corporate bonds.........................                 33,243           36,215             36,215
                                                   ---------------------- ---------------- ------------------
 Total bonds......................................                 46,738           52,924             52,924
Mortgage-backed and asset-backed securities.......                 16,000           16,694             16,694
Redeemable preferred stock........................                    345              359                359
                                                   ---------------------- ---------------- ------------------
 Total fixed maturity securities..................                 63,083           69,977             69,977
                                                   ---------------------- ---------------- ------------------
Equity securities:
 Non-redeemable preferred stock...................                    127              129                129
Common stock:
 Industrial, miscellaneous and all other..........                     10               15                 15
 Public utilities.................................                     --                3                  3
                                                   ---------------------- ---------------- ------------------
 Total equity securities..........................                    137              147                147
                                                   ---------------------- ---------------- ------------------
Mortgage loans....................................                 15,664                              15,664
Policy loans......................................                    875                                 875
Limited partnerships and LLCs.....................                  2,379                               2,379
Short-term investments............................                  1,482                               1,482
Other invested assets.............................                  3,224                               3,224
                                                   ----------------------                  ------------------
 Total investments................................                $86,844                             $93,748
                                                   ======================                  ==================
-------------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for limited partnerships and
    LLCs, cost represents original cost adjusted for equity in earnings and distributions.

                                      73

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2019 and 2018

                (In millions, except share and per share data)

                                                                                       2019        2018
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $53,793 and $51,281, respectively)............................   $ 59,754    $ 52,926
Equity securities available-for-sale, at estimated fair value...................        124         121
Mortgage loans (net of valuation allowances of $61 and $55, respectively).......     15,038      13,147
Policy loans....................................................................        875       1,001
Limited partnerships and limited liability companies............................      2,379       2,290
Short-term investments, principally at estimated fair value.....................      1,431          --
Investment in subsidiaries......................................................      5,980       5,098
Other invested assets, at estimated fair value..................................      2,970       2,848
                                                                                 ----------  ----------
 Total investments..............................................................     88,551      77,431
Cash and cash equivalents.......................................................      2,273       3,185
Accrued investment income.......................................................        585         636
Premium, reinsurance and other receivable.......................................     13,727      13,046
Receivable from subsidiaries....................................................      9,505       8,001
Deferred policy acquisition costs and value of business acquired................      4,340       4,572
Deferred income tax receivable..................................................      1,147       1,086
Other assets, principally at estimated fair value...............................        424         461
Separate account assets.........................................................     94,992      87,243
                                                                                 ----------  ----------
 Total assets...................................................................   $215,544    $195,661
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 38,306    $ 34,900
Policyholder account balances...................................................     43,119      37,935
Other policy-related balances...................................................      3,383       3,325
Payables for collateral under securities loaned and other transactions..........      4,289       5,024
Long-term debt..................................................................        812         400
Current income tax payable......................................................         30           2
Other liabilities...............................................................     12,149      10,056
Separate account liabilities....................................................     94,992      87,243
                                                                                 ----------  ----------
 Total liabilities..............................................................    197,080     178,885
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,899)     (3,090)
Accumulated other comprehensive income (loss)...................................      3,215         718
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     18,464      16,776
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $215,544    $195,661
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                                      74

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                               2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................  $   452    $  437   $   283
Universal life and investment-type product policy fees....................................    2,559     2,738     2,774
Equity in earnings of subsidiaries........................................................      808      (277)    1,221
Net investment income.....................................................................    3,086     2,885     2,613
Other revenues............................................................................      341       398       402
Net investment gains (losses).............................................................       88      (165)       (7)
Net derivative gains (losses).............................................................   (2,928)    1,335    (1,425)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    4,406     7,351     5,861
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,623     2,388     2,862
Interest credited to policyholder account balances........................................      869       881       909
Amortization of deferred policy acquisition costs and value of business acquired..........      337       952       310
Other expenses............................................................................    1,920     1,925     1,848
                                                                                           --------  --------  --------
 Total expenses...........................................................................    5,749     6,146     5,929
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................   (1,343)    1,205       (68)
Provision for income tax expense (benefit)................................................     (534)      238       815
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  (809)   $  967   $  (883)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................  $ 1,688    $  (73)  $  (294)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      75

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                                             2019      2018      2017
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,160  $  2,774  $  3,460
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   12,009    14,909    14,667
 Equity securities........................................................................       57        19       119
 Mortgage loans...........................................................................    1,434       840       704
 Limited partnerships and limited liability companies.....................................      302       254       333
Purchases of:
 Fixed maturity securities................................................................  (14,179)  (14,697)  (16,287)
 Equity securities........................................................................      (22)       (2)       (2)
 Mortgage loans...........................................................................   (3,337)   (3,896)   (2,017)
 Limited partnerships and limited liability companies.....................................     (463)     (358)     (531)
Cash received in connection with freestanding derivatives.................................    1,933     1,795     1,858
Cash paid in connection with freestanding derivatives.....................................   (2,597)   (2,879)   (3,829)
Sale of operating joint venture interest to a former affiliate............................       --        --        67
Returns of capital and dividends from subsidiaries........................................       54        25       551
Capital contributions to subsidiaries.....................................................      (75)       --       (83)
Net change in policy loans................................................................      126       105       (14)
Net change in short-term investments......................................................   (1,418)      269       711
Net change in other invested assets.......................................................       23        44       (41)
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (6,153)   (3,572)   (3,794)
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    6,117     5,064     3,845
 Withdrawals..............................................................................   (2,503)   (3,124)   (2,360)
Net change in payables for collateral under securities loaned and other transactions......     (735)      871    (3,136)
Long-term debt issued.....................................................................      412       228        --
Capital contributions.....................................................................       --        --     1,300
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --        --       202
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (203)     (303)     (149)
Other, net................................................................................       (7)       (2)       --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    3,081     2,734      (298)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................     (912)    1,936      (632)
Cash, cash equivalents and restricted cash, beginning of year.............................    3,185     1,249     1,881
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  2,273  $  3,185  $  1,249
                                                                                           ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest................................................................................. $     28  $     --  $     12
                                                                                           ========  ========  ========
 Income tax............................................................................... $     --  $   (168) $   (421)
                                                                                           ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from affiliate..................................... $     --  $    417  $     --
                                                                                           ========  ========  ========
 Transfer of fixed maturity securities to former affiliate................................ $     --  $     --  $    293
                                                                                           ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions... $     --  $     --  $    293
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                                      76

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company
(the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company.
Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2019, Brighthouse Life Insurance Company paid a cash capital contribution of $75 million to BHNY and received a cash dividend of $28 million from BHNY. On December 30, 2019, the Delaware
Commissioner approved an extraordinary dividend of $600 million payable from
BRCD to Brighthouse Life Insurance Company. Such dividend is included in receivable from subsidiaries at December 31, 2019. See Note 16 of the Notes to
the Consolidated Financial Statements.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which
$75 million was paid to BHNY, and received cash dividends from subsidiaries of
$544 million, of which $535 million was received from BRCD.

                                      77

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2019 and 2018

                                 (In millions)

                                                              Future Policy
                                                     DAC    Benefits and Other  Policyholder
                                                     and      Policy-Related      Account         Unearned        Unearned
 Segment                                               VOBA      Balances        Balances     Premiums (1), (2)  Revenue (1)
-------------------------------------------------  -------- ------------------ ------------- ------------------ ------------
 2019
 Annuities........................................   $4,168            $ 8,921       $34,810                $--         $ 86
 Life.............................................      539              5,070         2,437                 12           45
 Run-off..........................................        5             20,191         7,873                 --          151
 Corporate & Other................................       97              7,700             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $4,809            $41,882       $45,121                $18         $282
                                                   ======== ================== ============= ================== ============
 2018
 Annuities........................................   $4,357            $ 8,666       $28,600                $--         $ 88
 Life.............................................      613              4,802         2,534                 13           18
 Run-off..........................................        5             17,252         8,195                 --          107
 Corporate & Other................................      111              7,596             1                  6           --
                                                   -------- ------------------ ------------- ------------------ ------------
  Total...........................................   $5,086            $38,316       $39,330                $19         $213
                                                   ======== ================== ============= ================== ============
-------------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                                      78

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2019, 2018 and 2017

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of   Other
 Segment                              Product Policy Fees   Income (1)    Account Balances    DAC and VOBA    Expenses
----------------------------------  --------------------- ------------ -------------------- --------------- ----------
 2019
 Annuities.........................                $2,291       $1,786               $1,429          $  328     $1,125
 Life..............................                   728          374                  646              53        177
 Run-off...........................                   720        1,273                2,436              --        200
 Corporate & Other.................                    90           53                   58              14        307
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,829       $3,486               $4,569          $  395     $1,809
                                    ===================== ============ ==================== =============== ==========
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901     $1,052
 Life..............................                   774          371                  637              93        214
 Run-off...........................                   777        1,311                1,923              --        202
 Corporate & Other.................                    98           44                   64              17        295
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $4,059       $3,235               $4,227          $1,011     $1,763
                                    ===================== ============ ==================== =============== ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141     $1,035
 Life..............................                   713          285                  681             186        237
 Run-off...........................                   715        1,358                1,788             570        278
 Corporate & Other.................                   108           92                   61              19        283
                                    --------------------- ------------ -------------------- --------------- ----------
  Total............................                $3,984       $2,973               $4,670          $  916     $1,833
                                    ===================== ============ ==================== =============== ==========
-------------

(1) See Note 2 of the Notes to the Consolidated Financial Statements for the
    basis of allocation of net investment income.

                                      79

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2019, 2018 and 2017

                             (Dollars in millions)

                                                                                     % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount   Assumed to Net
                               -------------- --------- ----------- ------------ ----------------
2019
Life insurance in-force.......       $534,106  $167,676      $8,884     $375,314              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,375  $    548      $   15     $    842              1.8%
Accident & health insurance...            222       217          --            5              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,597  $    765      $   15     $    847              1.8%
                               ============== ========= =========== ============
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104              2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868              1.4%
Accident & health insurance...            225       224          --            1              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869              1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462              2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824              1.6%
Accident & health insurance...            231       227          --            4              0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828              1.6%
                               ============== ========= =========== ============
-------------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2019, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.7 billion, respectively, and life insurance premiums of $0 and $5 million, respectively.
For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of
$17.1 billion and $9.0 billion, respectively, and life insurance premiums of
$537 million and $13 million, respectively.

                                      80

Part C
Other Information
Item 24. Financial Statements and Exhibits
(a) Financial Statements
The financial statements of each of the Subaccounts of the Separate Account are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Statements of Assets and Liabilities as of December 31, 2019
(3)	Statements of Operations for the year ended December 31, 2019
(4)	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
(5)	Notes to the Financial Statements
The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:
(1)	Report of Independent Registered Public Accounting Firm
(2)	Consolidated Balance Sheets as of December 31, 2019 and 2018
(3)	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
(4)	Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2019, 2018 and 2017
(5)	Consolidated Statements of Equity for the years ended December 31, 2019, 2018 and 2017
(6)	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
(7)	Notes to the Consolidated Financial Statements
(8)	Financial Statement Schedules
(b)	Exhibits
Exhibit
Number
Description
1.	Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)
1(a).	Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund U for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4 file number 333-152189 on November 20, 2008.)
1(b).	Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 29(c) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015).
2.	Not Applicable

3(a).	Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4 File No. 333-152189 on November 20, 2008.)
3(a)(i).	Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company

Exhibit Number	Description
(effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17, 2014.)
3(a)(ii).	Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
3(b).	Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4, 2007.)
3(c).	Master Retail Sales Agreement (MLIDC)(9-2012). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
3(d).	Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities’ Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)
3(e).	Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
3(f).	Form of Brighthouse Securities, LLC Sales Agreement. Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A’s Registration Statement on Form N-4, File Nos 333-209053/811-03365 filed on December 14, 2017.)
4(a).	Example of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 002-79529, filed April 19, 1996.)
4(b).	Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)
4(c).	Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
4(d).	Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
4(e).	Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 6, 2006.)
4(e)(i).	403(b) Nationwide Tax Sheltered Annuity Endorsement. (Filed with this Registration Statement on Form N-4 File No. 333-152189 on April 6, 2010.)
4(f).	Individual Retirement Annuity Qualification Rider. L-22445 1-08. (Incorporated herein by reference to Exhibit 4(f) to Registration Statement on Form N-4, File No. 002-79529 filed on April 7, 2008.)
4(g).	Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(g) to Registration Statement on Form N-4, File No. 002-79529 filed on April 7, 2008.)

Exhibit Number	Description

4(h).	Individual Non-Qualified Annuity Endorsement. L-22480 8-07. (Incorporated herein by reference to Exhibit 4(h) to Registration Statement on Form N-4, File No. 002-79529 filed on April 7, 2008.)
4(i).	Roth Individual Retirement Annuity (“Roth IRA”) Endorsement. L-22481 1-08. (Incorporated herein by reference to Exhibit 4(i) to Registration Statement on Form N-4, File No. 002-79529 filed on April 7, 2008.)
4(j).	MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
4(k).	MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
4(l).	Company Name Change Endorsement effective November 14, 2014 (6-E120-14)(Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA’s Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)
4(m).	Company Name Change Endorsement (effective March 6, 2017) (5-E132-6) (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
5.	Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-116783 filed on October 13, 2004.)
5(a).	Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Order #L-13714R 1 Rev. 5-15-06 (Incorporated herein by reference to Exhibit 5(a) to Registration Statement on Form N-4, File No. 002-79529 filed on April 6, 2007.)
5(b).	Variable and Fixed Annuity Application L-19060 TFUA (5/06) L-25493. (Incorporated herein by reference to Exhibit 5(b) to Registration Statement on Form N-4, File No. 002-79529 filed on April 6, 2007.)
5(c).	Universal Annuity/T-Flex Application for Individual Deferred Annuity L-13714 A Order# L-13714R Rev. 11-06. (Incorporated herein by reference to Exhibit 5(c) to Registration Statement on Form N-4, file number 002-79529 filed on April 6, 2007.)
5(d).	Variable and Fixed Annuity Application L-19060 TFUA (11/06) L-25493. (Incorporated herein by reference to Exhibit 5(d) to Registration Statement on Form N-4, File No. 002-79529 filed on April 6, 2007.)
5(e).	Form of Application (Participant Enrollment). (UA-ENR (09/16) UA-ENRB (02/17) Fs-B. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
6(a).	Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a)(i).	Certificate of Correction of MetLife Insurance Company of Connecticut dated the 4th day of April, 2007, to the Certificate of Amendment to the Charter as Amended and Restated of MetLife Insurance Company of Connecticut, dated February 10, 2006. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to MetLife of CT Separate Account QP for Variable Annuities’ Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)
6(b).	Amended and Restated By-Laws of MetLife Insurance Company of Connecticut (June 1, 2012). (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form

Exhibit Number	DescriptionN-4, File No. 333-101778, filed April 3, 2013.)
6(c).	Charter of The Travelers Insurance Company, as amended on October 19, 1994. ((Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)
6(d).	Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(e).	Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
6(f).	Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6, 2016). ((Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
6(g).	Copy of Amended and Restated Bylaws of the Company. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
7(a).	Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)
7(b).	Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
7(c).	Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
7(d).	Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Transamerica Occidental Life Insurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
7(e).	Automatic Annuity Reinsurance Agreement between The Travelers Insurance Company and Cologne Life Reinsurance Company (effective October 1, 1994). (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
7(e)(i).	Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd (effective January 1, 2014). (incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.)
7(f).	Guaranteed Minimum Death Benefit Reinsurance Agreement between The Travelers Insurance Company and The Travelers Life and Annuity Company and Continental Assurance Company (now Munich American Reassurance Company, effective January 1, 2002) (effective January 1, 2000), Endorsement, Novation Agreement and Amendment No. 2. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
7(f)(i).	Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut and Munich American Reassurance Company and Metropolitan Life Insurance Company (effective January 1, 2014) (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for

Exhibit Number	Description
Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 8, 2015.)
7(f)(ii).	Commutation and Release Agreement pertaining to the Guaranteed Minimum Death Benefit Reinsurance Agreements between MetLife Insurance Company USA (formerly ceded as The Travelers Insurance Company and The Travelers Life and Annuity Company, Metropolitan Life Insurance Company (formerly ceded as First Citicorp Life Insurance Company and Citicorp Life Insurance Company) and Munich American Reassurance Company (formerly ceded as Continental Assurance Company of Chicago, Illinois) and novated to Munich American Reassurance Company effective June 30, 2001 and January 1, 2002, respectively) Atlanta, Georgia (effective November 1, 2015). (Incorporated by herein by reference to Exhibit 7(f)(ii) to Post-Effective Amendment No. 8 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 6, 2016.)
7(g).	Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company – Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4, 2014.)
7(h).	Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut and General Re Life Corporation and Metropolitan Life Insurance Company (effective January 1, 2014) (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed on April 8, 2015.)
7(i).	Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 8, 2015.)
7(i)(i).	Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015). (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262), filed on April 6, 2016.)
8.	Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005).
8(a).	Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)
8(a)(i).	First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
8(a)(ii).	Amendment to each of the Participation Agreements currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form

Exhibit Number	DescriptionN-4, File Nos. 333-152189/811-21262, on April 4, 2012.)
8(a)(iii).	Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)
8(a)(iv).	Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
8(b)(i).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165, filed October 31, 2007.)
8(b)(ii).	Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165 filed October 31, 2007.)
8(b)(iii).	Amendment to each of the Participation Agreements currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution Company and Metropolitan Life Insurance Company, Metropolitan Tower Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company effective April 30, 2010. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, on April 4, 2012.)
8(b)(iv).	Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File No. 333-152189/811-21262, filed on April 5, 2017.)
8(c).	Amended and Restated Participation Agreement Among TheTravelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(c)(i).	Summary Participation Agreement with Fidelity Distributors Corporation (4/30/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 5, 2011.)
8(c)(ii).	Amendment to Participation Agreement with Fidelity Variable Insurance Products Funds effective November 17, 2014. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors Variable Annuity Account One Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(c)(iii).	Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005). (Incorporated herein by reference to Exhibit 8 (l) (iii) to Brighthouse Separate Account Eleven for Variable

Exhibit Number	Description
Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 5, 2017.)
8(c)(iv).	Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(d).	Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(d)(i).	Amendment No. 5 to Amended and Restated Participation Agreement Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (update schedules) (10/5/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189 filed on April 4, 2011.)
8(d)(ii).	Participation Agreement Addendum effective as of May 1, 2011, Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(d)(iii).	Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)
8(d)(iv).	Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One’s Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)
8(d)(v).	Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)
8(d)(vi).	Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)
8(e).	Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001, January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)

Exhibit Number	Description

8(e)(i).	Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)
8(e)(ii).	Amendment No. 9 to Fund Participation Agreement among Janus Aspen Series and MetLife Insurance Company USA. (Incorporated herein by reference to Exhibit 8(e) (ii) to Post-Effective Amendment 7 to MetLife of CT Separate Account Eleven for Variable Annuities’ Registration Statement on Form N-4, File Nos. 333-152189, filed on April 8, 2015.)
8(f).	Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)
8(f)(i).	Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, and First MetLife Investors Insurance Company (4/30/10). (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 5, 2011.)
8(f)(ii).	Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A’s Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)
8(f)(iii).	Third Amendment to Participation Agreement among Brighthouse Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and LMP Fund Advisor, LLC (10-3-19). (Incorporated herein by reference to Exhibit 8(j)(iii) to Post-Effective Amendment No. 32 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed electronically on April 3, 2020.)

8(g).	Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities’ Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)
9.	Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-152189, on November 20, 2008.)
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)
11.	Not applicable

12.	Not applicable

13.	Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Conor E. Murphy, John L. Rosenthal, Edward A. Spehar and Lynn A. Dumais. (Filed herewith.)

Item 25. Directors and Officers of the Depositor
Principal Business Address:
Brighthouse Life Insurance Company
11225 North Community House Road
Charlotte, North Carolina 28277
Name and Principal Business Address	Positions and Offices with Depositor

Eric T. Steigerwalt 11225 North Community House Road Charlotte, NC 28277	Director, Chairman of the Board, President and Chief Executive Officer

Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

Conor Murphy 11225 North Community House Road Charlotte, NC 28277	Director and Vice President

John Rosenthal 334 Madison Avenue Morristown, NJ 07960	Director, Vice President and Chief Investment Officer

Edward Spehar 11225 North Community House Road Charlotte, NC 28277	Director, Vice President and Chief Financial Officer

Michele Abate One Financial Center, 21st Floor Boston, MA 02111	Vice President

Devon Arendosh 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Information Security Officer

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

Kimberly Berwanger 11225 North Community House Road Charlotte, NC 28277	Vice President

David Chamberlin 18205 Crane Nest Drive Tampa, FL 33647	Vice President

Patrisha Cox 11225 North Community House Road Charlotte, NC 28277	Vice President

Ruth Damian 11225 North Community House Road Charlotte, NC 28277	Vice President

Kumar Das Gupta 11225 North Community House Road Charlotte, NC 28277	Vice President

Christine DeBiase 11225 North Community House Road Charlotte, NC 28277	Vice President, General Counsel and Assistant Secretary

David Dooley 334 Madison Avenue Morristown, NJ 07960	Vice President

Meghan Doscher 11225 North Community House Road Charlotte, NC 28277	Vice President

Micah Dowling 11225 North Community House Road Charlotte, NC 28277	Vice President

Lynn Dumais 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Accounting Officer

Tara Figard 11225 North Community House Road Charlotte, NC 28277	Vice President

Kevin Finneran 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Officer

Jason Frain 11225 North Community House Road Charlotte, NC 28277	Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Compliance Officer

James Hamalainen 11225 North Community House Road Charlotte, NC 28277	Vice President

Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Jeffrey Hughes 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Technology Officer

Gregory Illson 11225 North Community House Road Charlotte, NC 29277	Vice President

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

John Lima 334 Madison Avenue Morristown, NJ 07960	Chief Derivatives Officer

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Vice President

Marie Pennington 11225 North Community House Road Charlotte, NC 28277	Vice President

Marc Pucci 334 Madison Avenue Morristown, NJ 07960	Vice President

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Controller

Mark Reilly 11225 North Community House Road Charlotte, NC 28277	Vice President

Roger Andrew Vigar 11225 North Community House Road Charlotte, NC 28277	Vice President

Michael Villella 11225 North Community House Road Charlotte, NC 28277	Vice President and Illustration Actuary

Antoine Walthour 11225 North Community House Road Charlotte, NC 28277	Vice President

Mark Wessel 11225 North Community House Road Charlotte, NC 28277	Vice President

James Wiviott 334 Madison Avenue Morristown, NJ 07960	Vice President

Natalie Wright 11225 North Community House Road Charlotte, NC 28277	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
AS OF DECEMBER 31, 2019
The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2019.
That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)
Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.
The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.
A.	Brighthouse Holdings, LLC (DE)
	1.	New England Life Insurance Company (MA)
	2.	Brighthouse Life Insurance Company (DE)
		a.		Brighthouse Reinsurance Company of Delaware (DE)
		b.		Brighthouse Life Insurance Company of NY (NY)
		c.		Brighthouse Connecticut Properties Ventures, LLC (DE)
		d.		Brighthouse Renewables Holdings, LLC (DE)
			(i.)	Greater Sandhill I, LLC (DE)
		e.		Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
			(i.)	1075 Peachtree LLC (DE)
		f.		Brighthouse Assignment Company (CT)
		g.		ML 1065 Hotel, LLC (DE)
		h.		TIC European Real Estate LP, LLC (DE)
		i.		Euro TL Investments LLC (DE)
		j.		TLA Holdings LLC (DE)
			(i.)	The Prospect Company (DE)
		k.		Euro TI Investments LLC (DE)
		l.		TLA Holdings II LLC (DE)
	3.	Brighthouse Securities, LLC (DE)
	4.	Brighthouse Services, LLC (DE)
	5.	Brighthouse Investment Advisers, LLC (DE)
Item 27. Number of Contract Owners
As of January 31, 2020, there were 153,836 owners of qualified contracts and 32,838 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).
Item 28. Indemnification
Pursuant to applicable provisions of Brighthouse Life Insurance Company’s by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company’s affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC’s distribution of the Contracts.
Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a)	Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account
(b)	Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

Name And Principal Business Address	Positions And Offices With Underwriter
Myles Lambert 11225 North Community House Road Charlotte, NC 28277	Manager, President and Chief Executive Officer

Philip Beaulieu 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Melissa Cox 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Michael Davis 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Gerard Nigro 11225 North Community House Road Charlotte, NC 28277	Manager and Vice President

Jeffrey Halperin 11225 North Community House Road Charlotte, NC 28277	Vice President, Chief Compliance Officer and General Counsel
Christopher Hartsfield 11225 North Community House Road Charlotte, NC 28277	Vice President and Assistant Secretary

Donald Leintz 11225 North Community House Road Charlotte, NC 28277	Vice President

Janet Morgan 11225 North Community House Road Charlotte, NC 28277	Vice President and Treasurer

Jacob Jenkelowitz 285 Madison Avenue New York, NY 10017	Vice President and Assistant Secretary

D. Burt Arrington 11225 North Community House Road Charlotte, NC 28277	Vice President and Secretary

John Lima 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President and Chief Derivatives Officer

Kevin Rankin 11225 North Community House Road Charlotte, NC 28277	Vice President and Chief Financial Officer

James Wiviott 334 Madison Avenue, Floor 3 Morristown, NJ 07960	Vice President

Phyllis Zanghi 11225 North Community House Road Charlotte, NC 28277	Vice President and Tax Director
(c)	Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation On Redemption	(4) Brokerage Commissions	(5) Other Compensation
Brighthouse Securities, LLC	$649,095,230	$0	$0	$0

Item 30. Location of Accounts and Records
Omitted.
Item 31. Management Services
Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125, and for the period ended December 31, 2019 was $5,747,547.
Item 32. Undertakings
The undersigned Registrant hereby undertakes:
(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;
(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.
(d)	The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.
(e)	The undersigned registrant represents that for its TSA variable annuities it is relying on the “no-action” position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.
(f)	The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the “no-action” position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.
Brighthouse Life Insurance Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company under the Contracts.

Signatures
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 1st day of April, 2020.
BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President
By:	BRIGHTHOUSE LIFE INSURANCE COMPANY (Depositor)
By:	/s/ Gregory E. Illson

Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 1st day of April, 2020.
/s/ Eric T. Steigerwalt* Eric T. Steigerwalt	Chairman of the Board, President, Chief Executive Officer and a Director
/s/ Myles J. Lambert* Myles J. Lambert	Director and Vice President
/s/ Conor E. Murphy* Conor E. Murphy	Director and Vice President
/s/ John L. Rosenthal* John L. Rosenthal	Director, Vice President and Chief Investment Officer
/s/ Edward A. Spehar* Edward A. Spehar	Director, Vice President and Chief Financial Officer
/s/ Lynn A. Dumais* Lynn A. Dumais	Vice President and Chief Accounting Officer
*By:	/s/ Michele H. Abate

Michele H. Abate, Attorney-In-Fact
April 1, 2020
*	Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

Exhibit Index
10.	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
13.	Powers of Attorney